As filed with the SEC on April 7, 2016 .	Registration No. 333-112808
Registration No. 811-05826

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 29

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 140
_____________

PRUCO LIFE
VARIABLE UNIVERSAL ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
(800) 778-2255
(Address and telephone number of principal executive offices)
_____________

Jordan K. Thomsen
Vice President and Corporate Counsel
Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102
(Name and address of agent for service)

Copy to:
Christopher E. Palmer, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001
_____________

It is proposed that this filing will become effective (check appropriate space):

□ immediately upon filing pursuant to paragraph (b) of Rule 485
■ on May 1, 2016 pursuant to paragraph (b) of Rule 485
(date)
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on pursuant to paragraph (a)(1) of Rule 485
(date)

■ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

PART A:

INFORMATION REQUIRED IN THE PROSPECTUS

PROSPECTUS
May 1, 2016

PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

PruLife® Custom Premier II

As of February 23, 2015, Pruco Life no longer offered these Contracts for sale.

This prospectus describes an individual flexible premium variable universal life insurance contract, the PruLife® Custom Premier II Contract (the “Contract”) offered by Pruco Life Insurance Company ("Pruco Life", "us", "we", or "our"), a stock life insurance company.  Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America.

Investment Choices:

PruLife® Custom Premier II offers a wide variety of Variable Investment Options managed by the asset managers below.  You may choose to invest your Contract's premiums and its earnings in one or more of the available Variable Investment Options of the Pruco Life Variable Universal Account (the “Account”).  The current summary prospectuses for the Variable Investment Options, including information about their investment objectives, fees, and investment advisers/subadvisers, accompany this prospectus.  Please read these prospectuses and keep them for reference.

• Advanced Series Trust	• Janus
• American Century Investments®	• JP Morgan
• American Funds®	• MFS®
• Dreyfus	• Neuberger Berman
• Fidelity® Investments	• Prudential
• Franklin Templeton®	• TOPS – The Optimized Portfolio System®
• Hartford

For a complete list of the available Variable Investment Options, see The Funds.

You may also choose to invest your Contract’s premiums and its earnings in the Fixed Rate Option, also referred to as fixed investment option, which pays a guaranteed interest rate.  See The Fixed Rate Option.

Please Read this Prospectus.   Please read this prospectus before purchasing a PruLife® Custom Premier II variable universal life insurance Contract and keep it for future reference.

In compliance with U.S. law, Pruco Life delivers this prospectus to Contract Owners that currently reside outside of the United States.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined that this Contract is a good investment, nor has the SEC determined that this prospectus is complete or accurate.  It is a criminal offense to state otherwise.

The Contract may be purchased through registered representatives located in banks and other financial institutions. Investment in a variable life insurance contract is subject to risk, including the possible loss of your money.  An investment in PruLife® Custom Premier II is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.

Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102
Telephone: (800) 944-8786

TABLE OF CONTENTS

Page

SUMMARY OF CHARGES AND EXPENSES	1
SUMMARY OF THE CONTRACT AND CONTRACT BENEFITS	8
SUMMARY OF CONTRACT RISKS	11
SUMMARY OF RISKS ASSOCIATED WITH THE VARIABLE INVESTMENT OPTIONS	14
GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS	15
CHARGES AND EXPENSES	23
PERSONS HAVING RIGHTS UNDER THE CONTRACT	28
OTHER GENERAL CONTRACT PROVISIONS	28
RIDERS	29
REQUIREMENTS FOR ISSUANCE OF A CONTRACT	31
PREMIUMS	31
DEATH BENEFITS	36
CONTRACT VALUES	41
LAPSE AND REINSTATEMENT	44
TAXES	45
DISTRIBUTION AND COMPENSATION	48
LEGAL PROCEEDINGS	49
FINANCIAL STATEMENTS	49
ADDITIONAL INFORMATION	49
DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS	51

Appendix A: Contract Variations	Appendix A

Advanced Series Trust:
AST Balanced Asset Allocation Portfolio	Appendix 1
AST BlackRock Global Strategies Portfolio	Appendix 2
AST BlackRock Low Duration Bond Portfolio	Appendix 3
AST BlackRock/Loomis Sayles Bond Portfolio	Appendix 4
AST Cohen & Steers Realty Portfolio	Appendix 5
AST Goldman Sachs Mid-Cap Growth Portfolio	Appendix 6
AST Herndon Large-Cap Value Portfolio	Appendix 7
AST Hotchkis & Wiley Large-Cap Value Portfolio	Appendix 8
AST International Value Portfolio	Appendix 9
AST J.P. Morgan International Equity Portfolio	Appendix 10
AST J.P. Morgan Strategic Opportunities Portfolio	Appendix 11
AST Loomis Sayles Large-Cap Growth Portfolio	Appendix 12
AST MFS Global Equity Portfolio	Appendix 13
AST MFS Growth Portfolio	Appendix 14
AST Preservation Asset Allocation Portfolio	Appendix 15
AST Small-Cap Growth Portfolio	Appendix 16
AST Small-Cap Growth Opportunities Portfolio	Appendix 17
AST Small-Cap Value Portfolio	Appendix 18
AST T. Rowe Price Large-Cap Growth Portfolio	Appendix 19
AST T. Rowe Price Natural Resources Portfolio	Appendix 20
AST Templeton Global Bond Portfolio	Appendix 21
AST Wellington Management Hedged Equity Portfolio	Appendix 22

American Century Variable Portfolio, Inc.:
American Century VP Mid Cap Value Fund	Appendix 23

American Funds Insurance Series®:
American Funds Insurance Series® Growth FundSM	Appendix 24
American Funds Insurance Series® Growth-Income FundSM	Appendix 25
American Funds Insurance Series® International FundSM	Appendix 26

Dreyfus:
Dreyfus Socially Responsible Growth Fund, Inc.	Appendix 27

Dreyfus Investment Portfolios:
Dreyfus MidCap Stock Portfolio	Appendix 28

Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio	Appendix 29
Fidelity® VIP Mid Cap Portfolio	Appendix 30

Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund	Appendix 31
Franklin Mutual Shares VIP Fund	Appendix 32
Templeton Growth VIP Fund	Appendix 33

Hartford HLS Series Fund II, Inc.:
Hartford Growth Opportunities HLS Fund	Appendix 34

Hartford Series Fund, Inc.:
Hartford Capital Appreciation HLS Fund	Appendix 35
Harford Disciplined Equity HLS Fund	Appendix 36
Harford Dividend and Growth HLS Fund	Appendix 37

Janus Aspen Series:
Janus Aspen Overseas Portfolio	Appendix 38

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	Appendix 39

MFS® Variable Insurance Trust:
MFS® Total Return Bond Series	Appendix 40
MFS® Utilities Series	Appendix 41
MFS® Value Series	Appendix 42

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio	Appendix 43

Prudential Series Fund:
PSF Diversified Bond Portfolio	Appendix 44
PSF Equity Portfolio	Appendix 45
PSF Global Portfolio	Appendix 46
PSF High Yield Bond Portfolio	Appendix 47
PSF Jennison Portfolio	Appendix 48
PSF Jennison 20/20 Focus Portfolio	Appendix 49
PSF Money Market Portfolio	Appendix 50
PSF Natural Resources Portfolio	Appendix 51
PSF Small Capitalization Stock Portfolio	Appendix 52
PSF SP International Growth Portfolio	Appendix 53
PSF SP Prudential U.S. Emerging Growth Portfolio	Appendix 54
PSF SP Small-Cap Value Portfolio	Appendix 55
PSF Stock Index Portfolio	Appendix 56
PSF Value Portfolio	Appendix 57

TOPS - The Optimized Portfolio System®:
TOPS® Aggressive Growth ETF Portfolio	Appendix 58
TOPS® Balanced ETF Portfolio	Appendix 59
TOPS® Conservative ETF Portfolio	Appendix 60
TOPS® Growth ETF Portfolio	Appendix 61
TOPS® Managed Risk Balanced ETF Portfolio	Appendix 62
TOPS® Managed Risk Growth ETF Portfolio	Appendix 63
TOPS® Managed Risk Moderate Growth ETF Portfolio	Appendix 64
TOPS® Moderate Growth ETF Portfolio	Appendix 65

SUMMARY OF CHARGES AND EXPENSES

Capitalized terms used in this prospectus are defined where first used or in the DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, which is located at the end of this prospectus.

Contract Variations

Certain versions of PruLife Custom Premier II are no longer sold.  Your Contract features, riders, rates and charges may vary depending on the version you purchased.  Please contact your Pruco Life representative as well as reviewing Appendix A, later in this prospectus, for more information about the particular variations that apply to your Contract form number.  Your Contract form number is located in the lower left hand corner on the first page of your Contract.  If you purchased your contract prior to October 7, 2013, a description of contract variations that may apply to you is contained in the Expenses other than Portfolio Expenses section below and in Appendix A: Contract Variations for VUL-2008 (offered approximately 5/1/2008 - 10/6/2013), VUL-2005 (offered approximately 10/17/2005 - 4/30/2008), and VUL-2004 (offered approximately 5/17/2004 - 10/16/2005). The Contract may have been available in your state past the approximate end date indicated based on when your state approved the Contract.

Expenses other than Portfolio Expenses

The following tables describe the maximum fees and expenses that you could pay when buying, owning, and surrendering the Contract.  Generally, our current fees and expenses are lower than the maximum fees and expenses reflected in the following tables.  For more information about fees and expenses, see CHARGES AND EXPENSES.

The first table describes maximum fees and expenses that we deduct from each premium payment, and maximum fees we charge for transactions and riders.

Table 1: Transaction and Optional Rider Fees (for all Contract Forms)
Charge	When Charge is Deducted	Amount Deducted
Sales Charge on Premiums (load)	Deducted from premium payments.	6%
Premium Based Administrative Charge	Deducted from premium payments.	7.5%
Surrender Charge(1)
(Minimum and maximum percentage of first year Sales Load Target Premium less premiums for riders and extras.)
_____________
Initial surrender charge percentage for a representative Contract Owner: male, age 29
	Upon lapse, surrender, or decrease in Basic Insurance Amount.	55% to 100% _____________ 100%
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25
Withdrawal fee	Upon withdrawal.	$25
Insurance Amount Change fee	Upon change in Basic Insurance Amount.	$25
Living Needs BenefitSM Rider fee	When benefit is paid.	$150
Overloan Protection Rider fee (percentage of the Contract Fund amount)	One time charge upon exercising the rider benefit.	3.5%

(1)
The maximum surrender charge percentage of 100% applies to issue ages 0 to 49 in the first five Contract Years.  The percentage varies by Contract form, issue age and duration, and reduces to zero by the end of the 10th year.  For some older ages, the duration is as short as 3 years.  For Contract Form VUL-2004 the maximum surrender charge percentage is 90%.  See CHARGES AND EXPENSES.

The second, third, and fourth tables describe the maximum Contract fees and expenses that you may pay periodically during the time you own the Contract, not including the Funds’ fees and expenses, depending on the Contract Form you purchase.

Table 2: Periodic Contract and Optional Rider Charges Other Than The Fund's Operating Expenses (Contract Form VUL-2013 for Contracts sold 10/7/13 or later, subject to state availability)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance (“COI”) for the Basic Insurance Amount.
Minimum and maximum charge
per $1,000 of the net amount at risk.
_____________
Initial COI for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class, no riders or ratings.  (Charge per $1,000 of the net amount at risk.)
	Monthly	From $.02 to $83.34(1)(2) _____________ $0.09
Mortality and Expense Risk charge (Effective annual rate calculated as a percentage of assets in the Variable Investment Options.)	Daily	0.45%(3)
Additional Mortality charge for risk associated with certain health conditions, occupations, avocations, or aviation risks. (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08(4)
Net interest on loans(5)	Annually	1% for standard loans. 0.05% for preferred loans.
Administrative charge for Basic Insurance Amount
Minimum and maximum charge
(charge per $1,000 of Basic Insurance Amount plus a flat fee).
_____________
Initial charge for Basic Insurance Amount for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class.  (Charge per $1,000 of Basic Insurance Amount plus a flat fee.)
	Monthly	$0.07 to $1.09; plus $30 in the first Contract Year and $9 thereafter. _____________ $0.09 plus $30

Administrative charge for an increase to Basic Insurance Amount
Minimum and maximum charge
(charge per $1,000 of increase to the Basic Insurance Amount plus a flat fee per increase segment).
_____________
Initial charge for increase to Basic Insurance Amount for a representative Contract Owner: male, age 29, in the Non -smoker Plus underwriting class.  (Charge per $1,000 of increase to the Basic Insurance Amount plus a flat fee per increase segment.)
	Monthly	$0.07 to $1.09; plus $12 in the first 2 Contract Years and zero thereafter. _____________ $0.09 plus $12
Accidental Death Benefit Rider(6)
Minimum and maximum charge per $1,000 of the coverage amount.
_____________
Accidental Death Benefit Rider charge for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class.  (Charge per $1,000 of the coverage amount.)
	Monthly	From $0.05 to $0.28(1) _____________ $0.06
Children Level Term Rider(6) (Charge per $1,000 of the coverage amount.)	Monthly	$0.42
Enhanced Disability Benefit Rider (6)(7)
Minimum and maximum charge
(percentage of the monthly benefit amount).
_____________
Enhanced Disability Benefit Rider charge for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class.
	Monthly	From 7.08% to 12.17%(1) _____________ 7.52%

(1)
The charge varies based on the individual characteristics of the insured, including such characteristics as: age, sex, and underwriting classification, as well as Basic Insurance Amount, and Contract duration.  The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay.  You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.

(2)
For example, the highest COI rate is for an insured who is a male/female age 120. You may obtain more information about the particular COI charges that apply to you by contacting your Pruco Life representative.

(3)	The daily charge is based on the effective annual rate shown.
(4)
The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk, and is charged per $1,000 of Basic Insurance Amount. The charge shown in the table may not be representative of the charge that a particular contract owner will pay.  You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.

(5)
The net interest on loans reflects the net difference between a standard loan with an effective annual interest rate of 2% and an effective annual interest credit equal to 1%.  Preferred loans are charged a lower effective annual interest rate.  See Loans.

(6)	Duration of the charge is limited. See CHARGES AND EXPENSES.
(7)
The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions, and is charged until the first Contract Anniversary on or after the insured’s 60th birthday.

Table 3: Periodic Contract and Optional Rider Charges Other Than The Fund's Operating Expenses (Contract Form VUL-2008)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance (“COI”) for the Basic Insurance Amount.
Minimum and maximum charge
per $1,000 of the net amount at risk.
_____________
Initial COI for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class, no riders or ratings. (Charge per $1,000 of the net amount at risk.)
	Monthly	From $.02 to $83.34(1)(2) _____________ $0.09
Mortality and Expense Risk charge (Effective annual rate calculated as a percentage of assets in the Variable Investment Options.)	Daily	0.45%(3)
Additional Mortality charge for risk associated with certain health conditions, occupations, avocations, or aviation risks. (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08(4)
Net interest on loans(5)	Annually	1% for standard loans. 0.10% for preferred loans.
Administrative charge for Basic Insurance Amount
Minimum and maximum charge
(charge per $1,000 of Basic Insurance Amount plus a flat fee).
_____________
Initial charge for Basic Insurance Amount for a representative Contract Owner: male, age 29, in the Non-smoker Plus un derwriting class.  (Charge per $1,000 of Basic Insurance Amount plus a flat fee.)
	Monthly	$0.06 to $1.50; plus $30 in the first Contract Year and $9 thereafter. _____________ $0.09 plus $30
Administrative charge for an increase to Basic Insurance Amount
Minimum and maximum charge
(charge per $1,000 of increase to the Basic Insurance Amount plus a flat fee per increase segment).
_____________
Initial charge for increase to Basic Insurance Amount for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class.  (Charge per $1,000 of increase to the Basic Insurance Amount plus a flat fee per increase segment.)
	Monthly	$0.06 to $1.50; plus $12 in the first 2 Contract Years and zero thereafter. _____________ $0.09 plus $12

Accidental Death Benefit Rider(6)
Minimum and maximum charge per $1,000 of the coverage amount.
_____________
Accidental Death Benefit Rider charge for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class.  (Charge per $1,000 of the coverage amount.)
	Monthly	From $0.05 to $0.28(1) _____________ $0.06
Children Level Term Rider(6) (Charge per $1,000 of the coverage amount.)	Monthly	$0.42
Enhanced Disability Benefit Rider   (6)(7)
Minimum and maximum charge
(percentage of the monthly benefit amount).
_____________
Enhanced Disability Benefit Rider charge for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class.
	Monthly	From 7.08% to 12.17%(1) _____________ 7.52%

1)
The charge varies based on the individual characteristics of the insured, including such characteristics as: age, sex, and underwriting classification, as well as Basic Insurance Amount, and Contract duration.  The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay.  You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.

2)
For example, the highest COI rate is for an insured who is a male/female age 120. You may obtain more information about the particular COI charges that apply to you by contacting your Pruco Life representative.

3)	The daily charge is based on the effective annual rate shown.
4)
The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk, and is charged per $1,000 of Basic Insurance Amount. The charge shown in the table may not be representative of the charge that a particular contract owner will pay.  You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.

5)
The net interest on loans reflects the net difference between a standard loan with an effective annual interest rate of 4% and an effective annual interest credit equal to 3%.  Preferred loans are charged a lower effective annual interest rate.  See Loans.

6)	Duration of the charge is limited. See CHARGES AND EXPENSES.
7)
The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions, and is charged until the first Contract Anniversary on or after the insured’s 60th birthday.

Table 4: Periodic Contract and Optional Rider Charges Other Than The Fund's Operating Expenses (Contract Forms VUL-2004 and VUL-2005)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance (“COI”) for the Basic Insurance Amount.
Minimum and maximum charge
per $1,000 of the net amount at risk.
_____________
Initial COI for a representative Contract Owner: male, age 29 in the Non-smoker Plus underwriting class, no riders or ratings.  (Charge per $1,000 of the net amount at risk.)
	Monthly	From $.06 to $83.34(1)(2) _____________ $0.09

Cost of Insurance (“COI”) for Target Term Rider coverage.
Minimum and maximum charge
per $1,000 of the net amount at risk.
_____________
Initial COI for a representative Contract Owner: male, age 29 in the Non-smoker Plus underwriting class.
	Monthly	From $.06 to $83.34(1)(2) _____________ $0.09
Mortality and Expense Risk charge (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.45%(3)
Additional Mortality charge for risk associated with certain health conditions, occupations, avocations, or aviation risks. (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08(4)
Net interest on loans(5)	Annually	1% for standard loans. 0.10% for preferred loans.
Administrative charge for Basic Insurance Amount
Minimum and maximum charge
(charge per $1,000 of Basic Insurance Amount plus a flat fee).
_____________
Initial charge for Basic Insurance Amount for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class.  (Charge per $1,000 of Basic Insurance Amount plus a flat fee.)
	Monthly	$0.04 to $1.40; plus $30 in the first Contract Year and $9 thereafter. _____________ $0.12 plus $30
Administrative charge for an increase to Basic Insurance Amount
Minimum and maximum charge
(charge per $1,000 of increase to the Basic Insurance Amount plus a flat fee per increase segment).
_____________
Initial charge for increase to Basic Insurance Amount for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class.  (Charge per $1,000 of increase to the Basic Insurance Amount plus a flat fee per increase segment.)
	Monthly	$0.04 to $1.40; plus $12 in the first 2 Contract Years and zero thereafter. _____________ $0.12 plus $12
The Target Term Rider or an increase to the Target Term Rider
Minimum and maximum charge per $1,000 of the coverage amount.
_____________
Target Term Rider charge for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class.
	Monthly	From $0.05 to $1.41(1) _____________ $0.12

Accidental Death Benefit Rider(6)
Minimum and maximum charge per $1,000 of the coverage amount.
_____________
Accidental Death Benefit Rider charge for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class. (Charge per $1,000 of the coverage amount.)
	Monthly	From $0.05 to $0.28(1) _____________ $0.06
Children Level Term Rider(6) (Charge per $1,000 of the coverage amount.)	Monthly	$0.42
Enhanced Disability Benefit Rider (6)(8)
Minimum and maximum charge
(percentage of the monthly benefit amount).
_____________
Enhanced Disability Benefit Rider charge for a representative Contract Owner: male, age 29, in the Non-smoker Plus underwriting class.
	Monthly	From 7.08% to 12.17% (1)(7) _____________ 7.52%

(1)
The charge varies based on the individual characteristics of the insured, including such characteristics as: age, sex, and underwriting classification, as well as Basic Insurance Amount, and Contract duration.  The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay.  You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.

(2)
For example, the highest COI rate is for an insured who is a male/female age 99.  You may obtain more information about the particular COI charges that apply to you by contacting your Pruco Life representative.

(3)	The daily charge is based on the effective annual rate shown.
(4)
The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk, and is charged per $1,000 of Basic Insurance Amount.  The charge shown in the table may not be representative of the charge that a particular contract owner will pay.  You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.

(5)
The net interest on loans reflects the net difference between a standard loan with an effective annual interest rate of 4% and an effective annual interest credit equal to 3%.  Preferred loans are charged a lower effective annual interest rate.  See Loans.

(6)	Duration of the charge is limited. See CHARGES AND EXPENSES.
(7)	For Contracts issued on Contract Form VUL-2004, the amount deducted is 7.08% to 10.40%.
(8)
The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions, and is charged until the first Contract Anniversary on or after the insured’s 60th birthday.

Fund Expenses

This table shows the minimum and maximum total operating expenses charged by the Funds that you will pay periodically during the time you own the Contract.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each of the Funds.

Total Annual Fund Operating Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution [and/or service] (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.34%	1.23%

SUMMARY OF THE CONTRACT
AND CONTRACT BENEFITS

Brief Description of the Contract

PruLife® Custom Premier II is a form of variable universal life insurance.  A variable universal life insurance contract is a flexible form of life insurance.  It has a Death Benefit and a Contract Fund, the value of which changes every day according to the investment performance of the investment options to which you have allocated your net premiums.   You may invest net premiums in one or more of the available Variable Investment Options or in the Fixed Rate Option. Although the value of your Contract Fund may increase if there is favorable investment performance in the Variable Investment Options you select, investment returns in the Variable Investment Options are NOT guaranteed.  There is a risk that investment performance will be unfavorable and that the value of your Contract Fund will decrease.  The risk will be different, depending upon which investment options you choose.  You bear the risk of any decrease.  If you select the Fixed Rate Option, we credit your account with a declared rate of interest, but you assume the risk that the rate may change, although it will never be lower than an effective annual rate of 1%.  Please see Appendix A: Contract Variations for information on other Contract Forms. These amounts become part of our general account.  The fulfillment of our guarantee is dependent on our claims paying ability.   Transfers from the Fixed Rate Option may be restricted. The Contract is designed to be flexible to meet your specific life insurance needs.  Within certain limits, the Contract will provide you with flexibility in determining the amount and timing of your premium payments.  Some Contract forms, features and/or riders described in this prospectus may be subject to state variations or may not be available in all states..  Some Contract forms, features and/or Variable Investment Options described in this prospectus may not be available through all brokers.  Your Contract's form number is located in the lower left hand corner on the first page of your Contract.

Types of Death Benefit Available Under the Contract

There are three types of Death Benefit available.  You may choose a Contract with a Type A (fixed) Death Benefit under which the Death Benefit generally remains at the Basic Insurance Amount you initially chose.  However, the Contract Fund (described below) may grow to a point where the Death Benefit may increase and vary with investment experience.  If you choose a Contract with a Type B (variable) Death Benefit, your Death Benefit will vary with investment experience.  For Contracts with Type A and Type B Death Benefits, as long as the Contract is in-force, the Death Benefit will never be less than the Basic Insurance Amount shown in your Contract.  If you choose a Contract with a Type C (return of premium) Death Benefit, the Death Benefit is generally equal to the Basic Insurance Amount plus the total premiums paid into the Contract, less withdrawals.  The total premiums, less withdrawals, is not accumulated with interest. Please see Appendix A: Contract Variations for information on other Contract Forms. The Death Benefit on a Contract with a Type C Death Benefit is limited to the Basic Insurance Amount plus an amount equal to: the Contract Fund plus the Type C Limiting Amount (the initial Basic Insurance Amount) multiplied by the Type C Death Benefit Factor, both located in the Contract Limitations section of your Contract.

Any type of Death Benefit, described above, may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

You may change your Contract’s Death Benefit type after issue, however, if you choose a Contract with a Type A Death Benefit or Type B Death Benefit at issue, you will not be able to change to a Contract with a Type C Death Benefit thereafter.  Also, if you change a Contract with a Type C Death Benefit to a Contract with a Type A Death Benefit or Type B Death Benefit after issue, you will not be able to change back to a Contract with a Type C Death Benefit.  See Types of Death Benefit and Changing the Type of Death Benefit.

No-Lapse Guarantee Information

Your Contract includes a feature, at no additional charge, that provides a limited guarantee against lapse.  If you pay one of the three No-Lapse Guarantee Premiums described below, we will guarantee that your Contract will not lapse for the corresponding No-Lapse Guarantee Period as a result of unfavorable investment performance or an increase in charges, and a Death Benefit will be paid upon the death of the insured, even if your Contract Fund value drops to zero. The No-Lapse Guarantee is based on your premium payments and is not a benefit you need to elect. Withdrawals and outstanding Contract loans may adversely affect the status of the No-Lapse Guarantee.  See Withdrawals and Loans.

Generally there are three No-Lapse Guarantee Premiums and No-Lapse Guarantee Periods.  The No-Lapse Guarantee Premiums vary by Basic Insurance Amount, Death Benefit type, definition of life insurance test, issue age, sex, underwriting class, any substandard or additional mortality risk, and amount of any additional, optional benefits selected.  See No-Lapse Guarantee, PREMIUMS, and DEATH BENEFITS.

1.
All Contracts have a Short Term No-Lapse Guarantee period, which has a corresponding Short Term No-Lapse Guarantee Premium.  A Contract with a Type C (return of premium) Death Benefit will only have a Short Term No-Lapse Guarantee available.

2.	All Contracts without a Type C (return of premium) Death Benefit have a second, longer Limited No-Lapse Guarantee period with a corresponding Limited No-Lapse Guarantee Premium.
3.
Additionally, there is a Lifetime No-Lapse Guarantee period with a corresponding Lifetime Guarantee Premium for a Contract with a Type A (fixed) Death Benefit or a Contract with a Type B (variable) Death Benefit that has elected the Cash Value Accumulation Test for definition of life insurance.

Unless a No-Lapse Guarantee is in effect, the Contract will go into default if the Contract Fund less any Contract Debt and less any applicable surrender charges falls to zero or less.  Your Pruco Life representative can tell you the premium amounts you will need to pay to maintain these guarantees.

The Contract Fund

Your Contract Fund value changes daily, reflecting:  (1) increases or decreases in the value of the Variable Investment Options; (2) interest credited on any amounts allocated to the Fixed Rate Option; (3) interest credited on any loan; and (4) the daily asset charge for mortality and expense risks assessed against the Variable Investment Options.  The Contract Fund value also changes to reflect the receipt of premium payments, charges deducted from premium payments, the monthly deductions described under CHARGES AND EXPENSES, any withdrawals or accelerated benefits, and any added persistency credit.  See Persistency Credit.

Premium Payments

You choose the timing and the amount of premium payments, with the exception of the minimum initial premium.  All subsequent premium payments are subject to a minimum of $25 per payment.  The Contract will remain in-force if the Contract Fund less any applicable surrender charges is greater than zero and more than any Contract Debt.  Paying insufficient premiums, poor investment results, or the taking of loans or withdrawals from the Contract will increase the possibility that the Contract will lapse.  However, if the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals also accumulated at 4% (“Accumulated Net Payments”) are at least equal to the amounts shown in the Table of No-Lapse Guarantee Values in your Contract data pages, and there is no Contract Debt, we guarantee that your Contract will not lapse, even if investment experience is very unfavorable and the Contract Fund drops below zero.  The length of time that the guarantee against lapse is available depends on your Contract's Death Benefit type.  See PREMIUMS, No-Lapse Guarantee, and LAPSE AND REINSTATEMENT.

If you pay more premium than permitted under section 7702A of the Internal Revenue Code, your Contract would be classified as a Modified Endowment Contract, which would affect the federal income tax treatment of loans and withdrawals.  For more information, see Tax Treatment of Contract Benefits - Modified Endowment Contracts.

Allocation of Premium Payments

When you apply for the Contract, you tell us how to allocate your premiums. You may change the way in which subsequent premiums are allocated by providing your request to us in Good Order at a Service Office.  See The Pruco Life Variable Universal Account and Allocation of Premiums.

On the later of the Contract Date and the end of the Valuation Period in which the initial premium is received, we deduct the charge for sales expenses and the premium based administrative charge from the initial premium.  During the 10 day period following your receipt of the Contract, the remainder of the initial premium and any other net premium will be allocated to the Money Market investment option as of the end of the Valuation Period in which it is received in Good Order at the Payment Office.  After the tenth day, these funds, adjusted for any investment results, will be transferred out of the Money Market investment option and allocated among the Variable Investment Options and/or the Fixed Rate Option according to your current premium allocation.   See Canceling the Contract .

The charge for sales expenses and the premium based administrative charge will also apply to all subsequent premium payments.  The remainder of each subsequent premium payment will be invested as of the end of the Valuation Period in which it is received in Good Order at the Payment Office, in accordance with the applicable allocation instructions.

Investment Choices

You may choose to invest your Contract's premiums and its earnings in one or more of the available Variable Investment Options. You may also allocate premiums to the Fixed Rate Option .  See The Funds and The Fixed Rate Option.  You may transfer money among your investment choices, subject to restrictions.  See Transfers/Restrictions on Transfers.

We may add or remove Variable Investment Options in the future.

Increasing or Decreasing the Basic Insurance Amount

Subject to conditions determined by us, after the issue of the Contract and after the first Contract Anniversary, you may increase the amount of insurance by increasing the Basic Insurance Amount of the Contract.  When you do this, you create an additional Coverage Segment.  Each Coverage Segment will be subject to its own monthly deductions, surrender charge, and surrender charge period, which begin on that segment’s effective date.  See Increases in Basic Insurance Amount and Surrender Charges.  In addition, if a significant premium is paid in conjunction with an increase, there is a possibility that the Contract will be classified as a Modified Endowment Contract.  See Tax Treatment of Contract Benefits.

Subject to certain limitations, you also have the option of decreasing the Basic Insurance Amount of your Contract after the issue of the Contract.  See Decreases in Basic Insurance Amount.

For Contracts with more than one Coverage Segment, a decrease in Basic Insurance Amount will reduce each Coverage Segment based on the proportion of the Coverage Segment amount to the total of all Coverage Segment amounts in effect just before the change.  A decrease in Basic Insurance Amount may result in a surrender charge. See Surrender Charges.

We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as "life insurance" for purposes of Section 7702 of the Internal Revenue Code.  In addition, if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract.  See Tax Treatment of Contract Benefits.  We may decline a decrease in the Basic Insurance Amount if the Contract Fund value is less than any applicable partial surrender charges.

No administrative processing charge is currently being made in connection with either an increase or a decrease in Basic Insurance Amount.  However, we reserve the right to charge such a fee in an amount of up to $25.  See CHARGES AND EXPENSES.

Access to Contract Values

A Contract may be surrendered for its Cash Surrender Value (the Contract Fund minus any Contract Debt and minus any applicable surrender charge) while the insured is living.  To surrender a Contract, we may require you to deliver or mail the Contract with a written request in Good Order to a Service Office .  The Cash Surrender Value of a Contract will be determined as of the end of the Valuation Period in which such a request is received in Good Order in a Service Office.  Surrender of a Contract may have tax consequences. See Surrender of a Contract and Tax Treatment of Contract Benefits.

Under certain circumstances, you may withdraw a part of the Contract's Cash Surrender Value without surrendering the Contract.  The amount withdrawn must be at least $500.  We may charge an administrative processing fee for each withdrawal in an amount up to of $25 .  Currentl y, we do not charge a fee for withdrawals.  Withdrawal of the Cash Surrender Value may have tax consequences.  See Withdrawals and Tax Treatment of Contract Benefits.

Contract Loans

You may borrow money from us using your Contract as security for the loan, provided the Contract is not in default.  The maximum loan amount is equal to the sum of (1) 99% of the portion of the cash value attributable to the Variable Investment Options and (2) the balance of the cash value, provided the Contract is not in default.  The cash value is equal to the Contract Fund less any surrender charge.  A Contract in default has no loan value.  There is no minimum loan amount.  Please see Appendix A: Contract Variations for information on other Contract Forms.  See Loans.

Persistency Credit Information

If your Contract is not in default, on each Monthly Date on or following at least the 5th Contract Anniversary, we may credit your Contract Fund with an additional amount for keeping your Contract in-force.  See the Persistency Credit section.

Canceling the Contract (“Free-Look”)

Generally, you may return the Contract for a refund within 10 days after you receive it (or within any longer period of time required by state law).  You will receive the greater of (1) the Contract Fund (which includes any investment results) plus the amount of any charges that have been deducted or (2) all premium payments made (including premium payments made more than 10 days after you receive the Contract, but within any longer free-look period of time required by state law), less any applicable federal and/or state income tax withholding.  A Contract returned according to this provision shall be deemed void from the beginning.

SUMMARY OF CONTRACT RISKS

Contract Values are Not Guaranteed

Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.  The value of your Contract Fund rises and falls with the performance of the Variable Investment Options you choose and the charges that we deduct.  Poor investment performance or loans could cause your Contract to lapse and you could lose your insurance coverage.   However, payment of the Death Benefit may be guaranteed under the No-Lapse Guarantee feature or may be protected under the Overloan Protection Rider.  See No-Lapse Guarantee and Other Riders - Overloan Protection Rider.

The Variable Investment Options you choose may not perform to your expectations.  Investing in the Contract involves risks including the possible loss of your entire investment.  Only the Fixed Rate Option provides a guaranteed rate of return.  For more detail, please see Risks Associated with the Variable Investment Options and The Fixed Rate Option.

Limitation of Benefits on Certain Riders for Claims Due to War or Service in the Armed Forces

We will not pay a benefit under the Accidental Death Benefit Rider or make payments under the Enhanced Disability Benefit Rider for any death or injury that is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression .  This restriction includes service in the armed forces of any country at war.

Increase in Charges

In several instances we will use the terms “maximum charge” and “current charge.”  The “maximum charge,” in each instance, is the highest charge that we may make under the Contract.  The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge.  If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.   We will supplement this prospectus to reflect any increase in a current charge, up to the maximum charge, before the change is implemented.

Contract Lapse

Each month we determine the value of your Contract Fund.  The Contract is in default if the Contract Fund, less any applicable surrender charges, is zero or less, unless it remains in-force under the No-Lapse Guarantee.  See No-Lapse Guarantee.  Your Contract will also be in default if at any time the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charges unless it remains in-force under the Overloan Protection Rider.  See Loans and Overloan Protection Rider.  If you have an outstanding loan when your Contract lapses, you may have taxable income as a result.  See Tax Treatment of Contract Benefits - Pre-Death Distributions.

Should any event occur that would cause your Contract to lapse, we will notify you of the required payment to prevent your Contract from terminating.  A 61-day grace period will begin from the date the notice of default is mailed.  Your payment must be received or postmarked within the 61-day grace period or the Contract will end and have no value.  To prevent your Contract from lapsing, your payment must be in Good Order when received at the Payment Office.   See LAPSE AND REINSTATEMENT.

Risks of Using the Contract as a Short Term Savings Vehicle

The Contract is designed to provide benefits on a long-term basis. Consequently, you should not purchase the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered.

Because the Contract provides for an accumulation of a Contract Fund as well as a Death Benefit, you may wish to use it for various insurance planning purposes.  Purchasing the Contract for such purposes may involve certain risks.

For example, a life insurance contract could play an important role in helping you to meet the future costs of a child’s education.  The Contract’s Death Benefit could be used to provide for education costs should something happen to you, and its investment features could help you accumulate savings.  However, if the Variable Investment Options you choose perform poorly, if you do not pay sufficient premiums, or if you access the values in your Contract through withdrawals or Contract loans, your Contract may lapse or you may not accumulate the value you need.

Risks of Taking Withdrawals

If your Contract meets certain requirements, you may make withdrawals from your Contract’s Cash Surrender Value while the Contract is in-force.  The amount withdrawn must be at least $500.  The withdrawal amount is limited by the requirement that the Cash Surrender Value after withdrawal may not be less than or equal to zero after deducting any charges associated with the withdrawal and an amount that we estimate will be sufficient to cover the Contract Fund deductions for two Monthly Dates following the date of withdrawal.   We may charge an administrative processing fee of up to $25 for each withdrawal .  Currently, we do not charge a fee for withdrawals.  Withdrawal of the Cash Surrender Value may have tax consequences.  See Tax Treatment of Contract Benefits.

Whenever a withdrawal is made, the Death Benefit may immediately be reduced by at least the amount of the withdrawal.  A surrender charge may be deducted when any withdrawal causes a reduction in the Basic Insurance Amount.  See Surrender Charges.  Withdrawals from Contracts with a Type B Death Benefit or Type C Death Benefit will not change the Basic Insurance Amount.  However, under most circumstances, withdrawals from a Contract with a Type A Death Benefit require a reduction in the Basic Insurance Amount.  No withdrawal will be permitted under a Contract with a Type A Death Benefit if it would result in a Basic Insurance Amount of less than the minimum Basic Insurance Amount.  See REQUIREMENTS FOR ISSUANCE OF A CONTRACT.

It is important to note, however, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract.  Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse.  Before making any withdrawal that causes a decrease in Basic Insurance Amount, you should consult with your tax adviser and your Pruco Life representative.  See Withdrawals and Tax Treatment of Contract Benefits.

Limitations on Transfers

You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options or to the Fixed Rate Option.  Additional transfers may be made only with our consent.  Currently, we allow you to make additional transfers.  We may charge up to $25 for each transfer made exceeding 12 in any Contract Year.  Currently, we do not charge a fee for transfers.

For the first 20 transfers in a calendar year, you may transfer amounts by providing your request to us in Good Order at a Service Office.  See Transfers/Restrictions on Transfers.  We use reasonable procedures to confirm that instructions given by telephone are genuine.  However, we are not liable for following telephone instructions that we reasonably believe to be genuine.  I n addition, we cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

After you have submitted 20 transfers in a calendar year, we will accept subsequent transfer requests only if they bear an original signature in ink, are received in Good Order at a Service Office, and are sent to us by U.S. regular mail.  After you have submitted 20 transfers in a calendar year, a subsequent transfer request by telephone, fax, or website will be rejected, even in the event that it is inadvertently processed.

In addition, you may use our dollar cost averaging feature or our automatic rebalancing feature. Currently, transfers effected systematically under either a dollar cost averaging or an automatic rebalancing program described in this prospectus do not count towards the limit of 12 transfers per Contract Year or the limit of 20 transfers per calendar year.  In the future, we may count such transfers towards the limit.  See Transfers/Restrictions on Transfers, Dollar Cost Averaging, and Auto-Rebalancing.

Multiple transfers that occur during the same day, but prior to the end of the Valuation Period for that day, will be counted as a single transfer.

Generally, only one transfer from the Fixed Rate Option is permitted during each Contract Year.  The maximum amount per Contract you may transfer out of the Fixed Rate Option each year is the greater of:  (a) 25% of the amount in the Fixed Rate Option; and (b) $2,000.

We may modify your right to make transfers by restricting the number, timing and/or amount of transfers we find to be disruptive to the investment option or to the disadvantage of other Contract Owners.  We also reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one Contract Owner.  We will immediately notify you at the time of a transfer request if we exercise this right.

Transfer restrictions will be applied uniformly and will not be waived.  See Transfers/Restrictions on Transfers.

Charges on Surrender of the Contract

You may surrender your Contract at any time for its Cash Surrender Value while the insured is living.  We deduct a surrender charge from the surrender proceeds. In addition, the surrender of your Contract may have tax consequences.  See Tax Treatment of Contract Benefits.

We will assess a surrender charge if, during the first 10 Contract Years (or during the first 10 years of a Coverage Segment representing an increase in Basic Insurance Amount), the Contract lapses, is surrendered, or the Basic Insurance Amount is decreased (including as a result of a withdrawal or a Death Benefit type change).  The surrender charge varies and is calculated as described in Surrender Charges.  While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund.

Risks of Taking a Contract Loan

Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse.  Your Contract will be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charges, even if the No-Lapse Guarantee is in effect.  If the Contract lapses or is surrendered, the amount of unpaid Contract Debt will be treated as a distribution and will be immediately taxable to the extent of the gain in the Contract.  In addition, if your Contract is a Modified Endowment Contract for tax purposes, taking a Contract loan may have tax consequences.  See Tax Treatment of Contract Benefits.

Potential Tax Consequences

Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code.  At issue, the Contract Owner chooses one of the following definitions of life insurance tests:  (1) Cash Value Accumulation Test or (2) Guideline Premium Test.  Under the Cash Value Accumulation Test, there is a minimum Death Benefit to Contract Fund value ratio.  Under the Guideline Premium Test, there is a limit to the amount of premiums that can be paid into the Contract, as well as a minimum Death Benefit to Contract Fund value ratio.  Consequently, we reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance.  We also have the right to refuse to accept any payment that increases the Death Benefit by more than it increases the Contract Fund.  Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question.  Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract Owners after advance written notice -- that we deem necessary to insure that the Contract will qualify as life insurance.  We require the Guideline Premium Test as the definition of life insurance if you choose to have the Overloan Protection Rider.  See the Other Riders - Overloan Protection Rider section.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance contract.  However, your Death Benefit could be subject to estate tax.  In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn.  Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid.  Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies that meet the federal definition of a Modified Endowment Contract.  The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed).  The addition of a rider or an increase in the Basic Insurance Amount may also cause the Contract to be classified as a Modified Endowment Contract if a significant premium is paid in conjunction with an increase or the addition of a rider.  We will notify you if a premium or a reduction in Basic Insurance Amount would cause the Contract to become a Modified Endowment Contract, and advise you of your options.

Under current tax law, Death Benefit payments under Modified Endowment Contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.  However, amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income.  An assignment of a Modified Endowment Contract is taxable in the same way.  These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.

All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.  See Tax Treatment of Contract Benefits.

Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59½, on account of your becoming disabled or as a life annuity.  It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.

Replacement of the Contract

The replacement of life insurance is generally not in your best interest.  In most cases, if you require additional life insurance coverage, the benefits of your existing contract can be protected by increasing the insurance amount of your existing contract, or by purchasing an additional contract.  If you are considering replacing a contract, you should compare the benefits and costs of supplementing your existing contract with the benefits and costs of purchasing a new contract and you should consult with a tax adviser.

SUMMARY OF RISKS ASSOCIATED WITH
THE VARIABLE INVESTMENT OPTIONS

You may choose to invest your Contract's premiums and its earnings in one or more of the available Variable Investment Options. You may also allocate premiums to in the Fixed Rate Option .  The Fixed Rate Option is the only investment option that offers a guaranteed rate of return.  See The Funds and The Fixed Rate Option.

Risks Associated with the Variable Investment Options

The Separate Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940.  Each Variable Investment Option, which invests in an underlying Fund, has its own investment objective and associated risks, which are described in the accompanying Fund prospectuses.  The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.

We do not promise that the Variable Investment Options will meet their investment objectives.  Amounts you allocate to the Variable Investment Options may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Variable Investment Options you choose.  You bear the investment risk that the Variable Investment Options may not meet their investment objectives.  It is possible to lose your entire investment in the Variable Investment Options.  Although the Series Fund Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that Portfolio.  For example, when prevailing short-term interest rates are very low, the yield on the Money Market Portfolio may be so low that, when Separate Account and Contract charges are deducted, you experience a negative return.  See The Funds.

This Contract offers Variable Investment Options that invest in Funds offered through the Advanced Series Trust (“AST”).  These Variable Investment Options have the prefix AST.  The AST Variable Investment Options are also available in variable annuity contracts we offer.   Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits.  The formula monitors each annuity contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options.  The formula transfers funds between the Variable Investment Options for those variable annuity contracts and an AST bond Portfolio (those AST bond Portfolios are not available in connection with the life Contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the underlying Funds that are available with your Contract. These asset flows could adversely impact the underlying Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond Portfolio can be frequent and the amount transferred can vary from day to day, any of the underlying Funds could experience the following effects, among others:

(1)
a Fund’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Fund’s investment strategy;

(2)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(3)
a Fund may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.

The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one fund to another fund, which in turn could adversely impact performance.

Before you allocate to the Variable Investment Options with the AST Portfolios listed below, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract.  Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.

Learn More about the Variable Investment Options

Before allocating amounts to the Variable Investment Options, you should read the current Fund prospectuses for detailed information concerning their investment objectives, strategies, and investment risks.

GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS

Pruco Life Insurance Company

Pruco Life Insurance Company ("Pruco Life", “us”, “we”, or “our”) is a stock life insurance company, organized on December 23, 1971 under the laws of the state of Arizona.  It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.  Our principal Executive Office is located at 213 Washington Street, Newark, New Jersey 07102.

The Pruco Life Variable Universal Account

We have  established a Separate Account, the Pruco Life Variable Universal Account (the "Account", or the "Registrant") to hold the assets that are associated with the Contracts.  The Account was established on April 17, 1989 under Arizona law and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company.  The Account meets the definition of a "Separate Account" under the federal securities laws.  The Account holds assets that are segregated from all of our other assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Pruco Life Insurance Company conducts.

We are the legal owner of the assets in the Account.  We will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Contracts.  In addition to these assets, the Account's assets may include funds contributed by us to commence operation of the Account and may include accumulations of the charges we make against the Account.  From time to time we will transfer capital contributions and earned fees and charges to our general account.  We will consider any possible adverse impact the transfer might have on the Account before making any such transfer.

Income, gains and losses credited to, or charged against, the Account reflect the Account’s own investment experience and not the investment experience of our other assets. The assets of the Account that are held in support of client accounts may not be charged with liabilities that arise from any other business we conduct.

We are obligated to pay all amounts promised to Contract Owners under the Contract. The obligations to Contract Owners and beneficiaries arising under the Contracts are our general corporate obligations.  Guarantees and benefits within the Contract are subject to our claims paying ability.

You may invest in one or a combination of the available Variable Investment Options.  When you choose a Variable Investment Option, we purchase shares of a Fund or a separate investment series of a Fund which are held as an investment for that option.  We hold these shares in the Account.  We may remove or add additional Variable Investment Options in the future .

The Funds

The Contract offers Funds managed by AST Investment Services, Inc. and Prudential Investments LLC, both of which are affiliated companies of Pruco Life (“Affiliated Funds”), and Funds managed by companies not affiliated with Pruco Life ("Unaffiliated Funds").  Pruco Life and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Funds and the Unaffiliated Funds.  We consider the amount of these fees and payments when determining which funds to offer through the Contract. Affiliated Funds may provide Prudential Companies with greater fees and payments than Unaffiliated Funds.  Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Funds, we have an incentive to offer Affiliated Funds over Unaffiliated Funds.  As indicated next to each Portfolio's description in the table that follows, each Portfolio has one or more subadvisers that provide certain day to day investment management services.  We have an incentive to offer Funds with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies.  We may consider those subadviser financial incentive factors in determining which Funds to offer under the Contract.  Also, in some cases, we offer Funds based on the recommendations made by selling broker-dealer firms.  These firms may receive payments from the Portfolios they recommend and may benefit accordingly from allocations of Contract Fund value to the Variable Investment Options that invest in these Portfolios.  Allocations made to all Affiliated Funds benefit us financially.  Pruco Life has selected the Funds for inclusion as investment options under this Contract in Pruco Life’s role as issuer of this Contract, and Pruco Life does not provide investment advice or recommend any particular Fund.  See Service Fees Payable to Pruco Life following the table below for more information about fees and payments we may receive from underlying Funds and/or their affiliates.

In addition, we may consider the potential risk to us of offering a fund in light of the benefits provided by the Contract.

Each Fund is detailed in a separate prospectus that is provided with this prospectus.  You should read the Fund prospectuses before you decide to allocate assets to the Variable Investment Options.  The Variable Investment Options that you select are your choice – we do not provide investment advice, nor do we recommend any particular Variable Investment Option.  There is no assurance that the investment objectives of the Variable Investment Options will be met.  Please refer to the list below to see which Variable Investment Options you may choose.

The terms “Fund”, “Portfolio”, and “Variable Investment Option” are largely used interchangeably.  Some of the Variable Investment Options use the term “Fund”, and others use the term “Portfolio” in their respective prospectuses.

Investment Managers for the Prudential Series Fund and the Advanced Series Trust

Prudential Investments LLC serves as the investment manager for the Prudential Series Fund (PSF) and certain Funds of the Advanced Series Trust (AST).  Prudential Investments LLC and AST Investment Services, Inc. serve as co-investment managers of the other Funds of AST.

The investment management agreements for PSF and AST provide that the investment manager or co-investment managers (the “Investment Managers”) will furnish each applicable Fund with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Fund. The Investment Managers must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Board.

The chart below reflects the Funds in which the Account invests, their investment objectives, and each Fund’s investment subadvisers.  For Funds with multiple subadvisers, each subadviser manages a portion of the assets for that Fund.

Variable Investment Option	Investment Objective Summary	Subadviser
Affiliated Funds
ADVANCED SERIES TRUST
AST Balanced Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	Prudential Investments LLC; Quantitative Management Associates LLC
AST BlackRock Global Strategies Portfolio	Seeks a high total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc.; BlackRock International Limited
AST BlackRock Low Duration Bond Portfolio (formerly AST PIMCO Limited Maturity Bond Portfolio)	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc.

AST BlackRock/Loomis Sayles Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc.; BlackRock International Limited; BlackRock (Singapore) Limited; Loomis, Sayles & Company, L.P.
AST Cohen & Steers Realty Portfolio	Seeks to maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.
AST Goldman Sachs Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
AST Herndon Large-Cap Value Portfolio	Seeks maximum growth of capital by investing primarily in the value stocks of larger companies.	Herndon Capital Management, LLC
AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly AST Large-Cap Value Portfolio)	Seeks current income and long-term growth of income, as well as capital appreciation.	Hotchkis and Wiley Capital Management, LLC
AST International Value Portfolio	Seeks capital growth.	Lazard Asset Management LLC; LSV Asset Management
AST J.P. Morgan International Equity Portfolio	Seeks capital growth.	J.P. Morgan Investment Management, Inc.
AST J.P. Morgan Strategic Opportunities Portfolio	Seeks to maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.
AST Loomis Sayles Large-Cap Growth Portfolio	Seeks capital growth. Income realization is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.	Loomis, Sayles & Company, L.P.
AST MFS Global Equity Portfolio	Seeks capital growth.	Massachusetts Financial Services Company
AST MFS Growth Portfolio	Seeks long-term capital growth and future, rather than current income.	Massachusetts Financial Services Company
AST Preservation Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	Prudential Investments LLC; Quantitative Management Associates, LLC
AST Small-Cap Growth Portfolio	Seeks long-term capital growth.	Emerald Mutual Fund Advisers Trust; UBS Asset Management (Americas) Inc.
AST Small-Cap Growth Opportunities Portfolio	Seeks capital growth.	RS Investment Management Co. LLC; Wellington Management Company, LLP
AST Small-Cap Value Portfolio	Seeks to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	J.P. Morgan Investment Management, Inc.; LMCG Investments, LLC

AST T. Rowe Price Large-Cap Growth Portfolio
Seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.
T. Rowe Price Associates, Inc.
AST T. Rowe Price Natural Resources Portfolio
Seeks long-term capital growth primarily through investing in the common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.
T. Rowe Price Associates, Inc.
AST Templeton Global Bond Portfolio	Seeks to provide current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
AST Wellington Management Hedged Equity Portfolio
Seeks to outperform a mix of 50% Russell 3000® Index, 20% MSCI EAFE Index, and 30% Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in Wellington Management’s equity investment strategies.
Wellington Management Company LLP
PRUDENTIAL SERIES FUND
PSF Diversified Bond Portfolio – Class I	Seeks a high level of income over a longer term while providing reasonable safety of capital.	PGIM, Inc.
PSF Equity Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Global Portfolio – Class I	Seeks long-term growth of capital.	Brown Advisory, LLC; LSV Asset Management; T. Rowe Price Associates, Inc.; Quantitative Management Associates LLC; William Blair Investment Management, LLC
PSF High Yield Bond Portfolio – Class I	Seeks high total return.	PGIM, Inc.
PSF Jennison Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Jennison 20/20 Focus Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Money Market Portfolio – Class I	Seeks maximum current income consistent with the stability of capital and the maintenance of liquidity.	PGIM, Inc.
PSF Natural Resources Portfolio – Class I	Seeks long-term growth of capital.	Allianz Global Investors U.S. LLC
PSF Small Capitalization Stock Portfolio – Class I	Seeks long-term growth of capital.	Quantitative Management Associates LLC
PSF SP International Growth Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC; Neuberger Berman Investment Advisers LLC ; William Blair Investment Management, LLC

PSF SP Prudential U.S. Emerging Growth Portfolio – Class I	Seeks long-term capital appreciation.	Jennison Associates LLC
PSF SP Small-Cap Value Portfolio – Class I	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
PSF Stock Index Portfolio – Class I	Seeks investment results that generally correspond to the performance of publicly-traded common stocks.	Quantitative Management Associates LLC
PSF Value Portfolio – Class I	Seeks capital appreciation.	Jennison Associates LLC

Variable Investment Option	Investment Objective Summary	Investment Adviser/Subadviser
Unaffiliated Funds
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.
American Century VP Mid Cap Value Fund - Class I	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
AMERICAN FUNDS INSURANCE SERIES®
American Funds Insurance Series® Growth FundSM - Class 2	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds Insurance Series® Growth-Income FundSM - Class 2	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds Insurance Series® International FundSM - Class 2	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
DREYFUS
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares	Seeks capital growth, with current income as a secondary goal.	The Dreyfus Corporation
DREYFUS INVESTMENT PORTFOLIOS
Dreyfus MidCap Stock Portfolio - Service Shares
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400).
The Dreyfus Corporation
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company/FMR Co. Inc., and other investment advisers
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company/FMR Co. Inc., and other investment advisers
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.

Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth.	Templeton Global Advisors Limited
HARTFORD HLS SERIES FUND II, INC.
Hartford Growth Opportunities HLS Fund - Class IB	Seeks capital appreciation.	Hartford Funds Management Company, LLC/Wellington Management Company LLP
HARTFORD SERIES FUND, INC.
Hartford Capital Appreciation HLS Fund - Class IB	Seeks growth of capital.	Hartford Funds Management Company, LLC/Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IB	Seeks growth of capital.	Hartford Funds Management Company, LLC/Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IB	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC/Wellington Management Company LLP
JANUS ASPEN SERIES
Janus Aspen Overseas Portfolio - Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	Seeks long-term capital growth.	J.P. Morgan Investment Management, Inc.
MFS® VARIABLE INSURANCE TRUST
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series - Initial Class	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series - Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Socially Responsive Portfolio - Class S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC
TOPS - THE OPTIMIZED PORTFOLIO SYSTEM®
TOPS® Aggressive Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc.
TOPS® Balanced ETF Portfolio - Class 2	Seeks income and capital appreciation.	ValMark Advisers, Inc.

TOPS® Conservative ETF Portfolio - Class 2	Seeks to preserve capital and provide moderate income and moderate capital appreciation.	ValMark Advisers, Inc.
TOPS® Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc.
TOPS® Managed Risk Balanced ETF Portfolio - Class 2	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Growth ETF Portfolio - Class 2	Seeks capital appreciation with less volatility than the equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	Seeks capital appreciation with less volatility than the equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Moderate Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services.  Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds.  More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

The AST Balanced Asset Allocation Portfolio and the AST Preservation Asset Allocation Portfolio each invests primarily in shares of other underlying Fund Portfolios, which are managed by the subadvisers of those Portfolios.

In the future, it may become disadvantageous for Separate Accounts of variable life insurance and variable annuity contracts to invest in the same underlying Funds.  Neither the companies that invest in the Funds nor the Funds currently foresee any such disadvantage.  The Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken.  Material conflicts could result from such things as:

(1)	changes in state insurance law;
(2)	changes in federal income tax law;
(3)	changes in the investment management of any Variable Investment Option; or
(4)	differences between voting instructions given by variable life insurance and variable annuity Contract Owners.

A Fund or Portfolio may have a similar name, investment objective, or investment policy resembling those of a mutual fund managed by the same investment adviser or subadviser that is sold directly to the public.  Despite such similarities, there can be no assurance that the investment performance of any such Fund or Portfolio will resemble that of the publicly available mutual fund.

Service Fees Payable to Pruco Life

We and our affiliates receive substantial payments from the underlying Funds and/or related entities, such as the Funds’ advisers and subadvisers. Because these fees and payments are made to us and our affiliates, allocations you make to the underlying Funds benefit us financially. In selecting Funds available under the Contract, we consider the payments that will be made to us.

We receive Rule 12b-1 fees which compensate us and our affiliate, Pruco Securities, LLC, for distribution and administrative services (including recordkeeping services and the mailing of prospectuses and reports to Contract Owners). These fees are paid by the underlying Funds out of each Fund’s assets and are therefore borne by Contract Owners. We also receive administrative services payments, some of which are paid by the underlying Funds and some of which are paid by the advisers of the underlying Funds or their affiliates and are referred to as “revenue sharing” payments.  As of May 1, 2016, the maximum combined 12b-1 fees and administrative services payments we receive with respect to a Fund are equal to an annual rate of 0.65% of the average assets allocated to the Fund under the Contract. We expect to make a profit on these fees and payments and consider them when selecting the Funds available under the Contract.

In addition, an adviser or subadviser of a Fund or a distributor of the Contract may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker-dealer firms’ registered representatives, and creating marketing material discussing the Contract, available options, and underlying Funds. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation.

In addition to the payments that we receive from underlying Funds and/or their affiliates, those same Funds and/or their affiliates may make payments to us and/or other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.

Voting Rights

We are the legal owner of the shares of the Funds associated with the Variable Investment Options.  However, we vote the shares according to voting instructions we receive from Contract Owners.  We will mail you a proxy, which is a form you need to complete and return to us, to tell us how you wish us to vote.  When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions.  We vote shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as the shares for which instructions are received.   This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Fund’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.  Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Fund that require a vote of shareholders.  We may change the way your voting instructions are calculated if it is required by federal or state regulation.   We may also elect to vote shares that we own in our own right if the applicable federal securities laws or regulations, or their current interpretation, change so as to permit us to do so.

We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for the Fund.  In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations.  If we disregard Contract Owner voting instructions, we will advise Contract Owners of our action and the reasons for such action in the next available annual or semi-annual report.

Substitution of Variable Investment Options

We may substitute one or more of the available Variable Investment Options.  We may terminate the availability of any variable investment option at any time.  If we do so, you will no longer be permitted to allocate additional investments to the option, either by premium payment or transfer.  We will not do this without any necessary Securities and Exchange Commission and/or any necessary state insurance department approvals.  You will be given specific notice in advance of any substitution we intend to make.

The Fixed Rate Option

You may choose to invest, initially or by transfer, all or part of your Contract Fund to the Fixed Rate Option.  This amount becomes part of our general account.  The general account consists of all assets owned by us other than those in the Account and in other Separate Accounts that have been or may be established by us.  Subject to applicable law, we have sole discretion over the investment of the general account assets, and Contract Owners do not share in the investment experience of those assets.  Instead, we guarantee that the part of the Contract Fund allocated to the Fixed Rate Option will accrue interest daily at an effective annual rate that we declare periodically, but not less than a minimum effective annual rate.  The minimum effective annual rate is 1%.  Please see Appendix A: Contract Variations for information on other Contract Forms.  The fulfillment of our guarantee under this benefit is dependent on our claims paying ability. We are not obligated to credit interest at a rate higher than an effective annual rate of 1%, although we may do so.

Transfers out of the Fixed Rate Option are subject to limits.  See Transfers/Restrictions on Transfers.  The payment of any Cash Surrender Value attributable to the Fixed Rate Option may be delayed up to six months.  See When Proceeds Are Paid.

If you exercise the Overloan Protection Rider, any remaining unloaned Contract Fund value will be transferred to the Fixed Rate Option, and transfers out of the Fixed Rate Option and into the Variable Investment Options will no longer be permitted.  See Loans.

Because of exemptive and exclusionary provisions, interests in the Fixed Rate Option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940.  Accordingly, interests in the Fixed Rate Option are not subject to the provisions of these Acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Rate Option.  Any inaccurate or misleading disclosure regarding the Fixed Rate Option is subject to certain generally applicable provisions of federal securities laws.

CHARGES AND EXPENSES

This section provides a more detailed description of each charge that is described briefly in the SUMMARY OF CHARGES AND EXPENSES beginning on page 1 of this prospectus.  There are charges and other expenses associated with the Contract that reduce the return on your investment. These charges and expenses are described below.   Most charges, although not all, are made by reducing the Contract Fund.

The total amount invested in the Contract Fund, at any time, consists of:

(a)	the Variable Investment Options,
(b)	the Fixed Rate Option, and
(c)	any Contract loan. See Loans.

In several instances we use the terms "maximum charge" and "current charge."  The "maximum charge", in each instance, is the highest charge that we may make under the Contract.  The "current charge", in each instance, is the amount that we now charge, which may be lower than maximum charges.  If circumstances change, we reserve the right to increase each current charge, up to the maximum charge, without giving any advance notice.

Current charges deducted from premium payments and the Contract Fund may change from time to time, subject to maximum charges.  In deciding whether to change any of these current charges, we will periodically consider factors such as mortality, persistency, expenses, taxes and interest and/or investment experience to see if a change in our assumptions is needed.  Premium based administrative charges will be set at one rate for all Contracts like this one.  Changes in other charges will be by class.  We will not recoup prior losses or distribute prior gains by means of these changes.

The charges under the Contract are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Contract. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the Contract. If, as we expect, the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Contract. We may reduce stated fees under particular contracts as to which, due to economies of scale and other factors, our administrative costs are reduced.

Sales Load Charges

We may charge up to 6% of premiums received in all Contract Years.  This charge, often called a “sales load”, is deducted to compensate us for the costs of selling the Contracts, including commissions, advertising and the printing and distribution of prospectuses and sales literature.  Currently, we charge less than 6% and we only deduct the charge for premiums received in the first 10 years of each Coverage Segment.  This charge is made up of two rates.  We apply one percentage on the amount of premium received up to the Sales Load Target Premium and a second percentage on the excess of premium received over the Sales Load Target Premium.  The chart below describes the sales load as a percentage of premiums received (Please see Appendix A: Contract Variations for information on other Contract Forms.):

	Years 1-2	Years 3-4	Years 5-6	Years 7-8	Years 9-10
Up to Sales Load Target Premium	4%	3.5%	2.25%	1.75%	1.25%
In Excess of Sales Load Target Premium	4%	3.5%	2.25%	1.75%	1.25%

The Sales Load Target Premium may vary from the No-Lapse Guarantee Premium, depending on the issue age and rating class of the insured, any extra risk charges, or additional riders.  See PREMIUMS.

Attempting to structure the timing and amount of premium payments to reduce the potential sales load may increase the risk that your Contract will lapse without value.  Delaying the payment of premium amounts to later years will adversely affect the No-Lapse Guarantee if the accumulated premium payments do not reach the No-Lapse Guarantee Values shown on your Contract data pages.  See No-Lapse Guarantee.  In addition, there are circumstances where payment of premiums that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous.  See Tax Treatment of Contract Benefits.

Premium Based Administrative Charge

We may charge up to 7.5% of premiums received for a premium based administrative charge, which includes any federal, state or local income, premium, excise, business tax or any other type of charge (or component thereof) measured by or based upon the amount of premium we receive.

This charge is made up of two parts, which currently equal a total of 3.25%, of the premiums received. Please see Appendix A: Contract Variations for information on other Contract Forms.

The first part is a charge for state and local premium taxes.  The current amount for this first part is 2.5% of the premium and is our estimate of the average burden of state taxes generally.  Tax rates vary from jurisdiction to jurisdiction and generally range from 0% to 5% (but may exceed 5% in some instances).  The rate applies uniformly to all Contract Owners without regard to location of residence.  We may collect more for this charge than we actually pay for state and local premium taxes.

The second part is a charge for federal income taxes measured by premiums. The current amount for this second part is 0.75% of the premium.  Please see Appendix A: Contract Variations for information on other Contract Forms. We believe that this charge is a reasonable estimate of an increase in our federal income taxes resulting from an Internal Revenue Code provision which requires us to capitalize and amortize a percentage of premiums received each year.  The required amortization period is 10 years.  This charge is intended to recover this increased tax.  See Company Taxes.

Cost of Insurance

We deduct a monthly cost of insurance ("COI") charge. The purpose of this charge is to compensate us for the cost of providing insurance coverage.  The COI charge is determined by multiplying the per $1,000 COI rate by the net amount risk, divided by 1,000 . The net amount at risk is the amount by which the Contract’s Death Benefit exceeds the Contract Fund.  When an insured dies, the amount payable to the beneficiary (assuming there is no Contract Debt) is larger than the Contract Fund, which can be significantly larger if the insured dies in the early years of a Contract.  The COI charges collected from all Contract Owners enables us to pay this larger Death Benefit. The COI charge is generally deducted proportionately (or as you directed, see Allocated Charges) from the dollar amounts held in each of the chosen investment options.

The net amount at risk is based on your Death Benefit, and your Contract Fund, therefore it is impacted by such factors as investment performance, premium payments and charges and fees.  The current COI rates vary by issue age, sex, underwriting class, Contract form, and Coverage Segment amount.  The rates generally increase over time but are never more than the maximum charges listed in the Contract data pages of your Contract.  The maximum COI rates are based upon the 2001 Commissioner's Standard Ordinary ("CSO") Mortality Tables.  Please see Appendix A: Contract Variations for information on other Contract Forms.

Our current COI charges range from $0.01 to $83.34 per $1,000 of net amount at risk.  Please see Appendix A: Contract Variations for information on other Contract Forms. For information regarding COI charges where there are two or more Coverage Segments in effect, see Increases in Basic Insurance Amount.

Monthly Deductions from the Contract Fund

In addition to the COIs, we generally deduct the following monthly charges proportionately from the dollar amount held in each of the chosen investment option[s] or you may select up to two Variable Investment Options from which we deduct your Contract's monthly charges.  See Allocated Charges.

(a)
We deduct an administrative charge for the Basic Insurance Amount.  This charge is made up of two parts and is intended to compensate us for things like processing claims, keeping records, and communicating with Contract Owners.

(1)	Currently, the first part of the charge is a flat monthly fee of $30 per month in the first year and $9 per month thereafter for all Contract Forms.

(2)
The second part of the fee is currently an amount per $1,000 of the Basic Insurance Amount for the first six Contract Years and zero thereafter.  The fee varies by issue age, sex, and smoker/non-smoker status.  Generally, the per $1,000 rate is higher for older issue ages and for higher risk classifications.  The amount of the maximum charge that applies to your particular Contract is shown on the Contract data pages under the heading “Adjustments to the Contract Fund.”

The following table provides examples of the initial administrative charges per $1,000 of Basic Insurance Amount. (Please see Appendix A: Contract Variations for information on other Contract Forms.)

Administrative Charge:  Per $1,000 rates
Issue Age	Male Nonsmoker	Male Smoker	Female Nonsmoker	Female Smoker
35	$0.12	$0.17	$0.10	$0.13
45	$0.20	$0.22	$0.16	$0.19
55	$0.32	$0.39	$0.24	$0.29
65	$0.59	$0.73	$0.47	$0.53

(b)
Similarly, we charge a monthly administrative charge for each Coverage Segment representing an increase in Basic Insurance Amount.  This charge is also made up of two parts.  Currently, the first part of the charge is a flat monthly fee of $12 per segment representing an increase in Basic Insurance Amount for the first two years of the Coverage Segment and zero thereafter.  The second part of the fee is based on the Coverage Segment insurance amount. The sample per $1,000 charges are the same as those shown in (a) above. The amount per $1,000 of increase in Basic Insurance Amount varies by the effective date of the increase.

In either of the instances described above, the highest charge per thousand is $1.09 and applies to male, smokers age 85.  The lowest charge per thousand is $0.07 and applies to ages under 8.  Please see Appendix A: Contract Variations for information on other Contract Forms.

You may add one or more riders to the Contract.  Some riders are charged for separately.  If you add such a rider to the basic Contract, additional charges will be deducted.  See Charges for Optional Rider Coverage.

If an insured is in a substandard risk classification (for example, a person with a health condition), additional charges may be deducted.

Daily Deduction from the Variable Investment Options

Each day we deduct a charge from the assets of the Variable Investment Options in an amount equivalent to an effective annual rate of up to 0.45%.  Currently, we charge 0.10%.  This charge is intended to compensate us for assuming mortality and expense risks under the Contract.  The mortality risk we assume is that insureds may live for shorter periods of time than we estimated when mortality charges were determined.  The expense risk we assume is that expenses incurred in issuing and administering the Contract will be greater than we estimated in fixing our administrative charges.  This charge is not assessed against amounts allocated to the Fixed Rate Option.

Surrender Charges

We assess a surrender charge if, during the first 10 Contract Years (or during the first 10 years of a Coverage Segment representing an increase in Basic Insurance Amount), the Contract lapses, is surrendered, or the Basic Insurance Amount is decreased (including as a result of a withdrawal or a Death Benefit type change).  These surrender charges compensate us for costs associated with the Contracts, such as: processing applications, conducting examinations, determining insurability and the insured’s rating class, and establishing records.  The surrender charge is a percentage of the first year’s Sales Load Target Premium, less premiums for riders and extras, and is determined at the time the Contract is issued.  A separate surrender charge is based on the first year’s Sales Load Target Premium for each new Coverage Segment and is determined at the time each new Coverage Segment is issued.  The percentage and duration of a surrender charge vary by issue age.  The surrender charge is reduced to zero by the end of the 10th Contract Year.  While the amount of the surrender charge decreases over time, it may be a substantial portion of, or even equal to, your Contract Fund.

The chart below shows maximum percentages for all ages at the beginning of the first Contract Year and the end of the last Contract Year that a surrender charge may be payable.  We do not deduct a surrender charge from the Death Benefit if the insured dies during this period.  A schedule showing maximum surrender charges for a full surrender occurring each year that a surrender charge may be payable is found in the data pages of your Contract.  Please see Appendix A: Contract Variations for information on other Contract Forms.

Percentages for Determining Surrender Charges
Issue Age	Percentage of Sales Load Target Premium, less premiums for riders, at start of year 1	Reduces to zero at the end of year
0-49	100%	10
50-60	90%	10
61-65	65%	10
66 and above	55%	10

The chart below provides an example of the surrender charge applied to a representative Contract Owner.  You may obtain more information about the particular surrender charge percentage that applies to you by contacting your Pruco Life representative.

Sample Surrender Charges Representative insured: male, age 29 at Contract issuance
Surrender occurring during Contract Year:	Percentage of first year Sales Load Target Premium, excluding premiums for riders and extras:
1	100%
2	100%
3	100%
4	100%
5	100%
6	83.00%
7	66.00%
8	49.00%
9	32.00%
10	15.00%
11+	0

We will show a surrender charge threshold for each Coverage Segment in the Contract’s data pages.  This threshold amount is the segment’s lowest coverage amount since its effective date.  If during the first 10 Contract Years (or during the first 10 years of a Coverage Segment representing an increase in Basic Insurance Amount), the Basic Insurance Amount is decreased (including as a result of a withdrawal or a change in type of Death Benefit), and the new Basic Insurance Amount for any Coverage Segment is below the threshold for that segment, we will deduct a percentage of the surrender charge for that segment.  The percentage will be the amount by which the new Coverage Segment is less than the threshold, divided by the Basic Insurance Amount at issue.  After this transaction, the threshold will be updated and a corresponding new surrender charge schedule will also be determined to reflect that portion of surrender charges deducted in the past.

Transaction Charges

(a)	We may charge a Transfer fee of up to $25 for each transfer exceeding 12 in any Contract Year. Currently, we do not charge a transaction fee for transfers.

(b)	We may charge a Withdrawal fee of up to $25 in connection with each withdrawal. Currently, we do not charge an administrative processing fee for withdrawals.

(c)	We may charge an Insurance Amount Change fee of up to $25 for any change in Basic Insurance Amount. Currently, we do not charge a transaction fee for a change in the Basic Insurance Amount.

(d)	We charge an Overloan Protection Rider transaction fee of 3.5% of your Contract Fund amount for exercising the Overloan Protection Rider.

(e)	We charge a Living Needs BenefitSM Rider transaction fee of up to $150 for Living Needs BenefitSM payments.

Allocated Charges

You may select up to two Variable Investment Options from which we deduct your Contract's monthly charges.  Monthly charges include:  (1) monthly administrative charges, (2) COI charges, (3) any rider charges, and (4) any charge for substandard risk classification.  Allocations must be designated in whole percentages and total 100%.  For example, 33% can be selected but 331/3% cannot.  The Fixed Rate Option is not available as one of your allocation options.  See Monthly Deductions from the Contract Fund.

If there are insufficient funds in one or both of your selected Variable Investment Options to cover the monthly charges, the selected Variable Investment Option(s) will be reduced to zero.  Any remaining charge will generally be deducted from your other Variable Investment Options and the Fixed Rate Option in proportion to the dollar amount in each.  Furthermore, if you do not specify an allocation of monthly charges, we will generally deduct monthly charges proportionately from all your Variable Investment Options and the Fixed Rate Option.

Charges After Age 121

Beginning on the first Contract Anniversary on or after the insured’s 121st  birthday, we will no longer accept premiums or deduct monthly charges from the Contract Fund.  Please see Appendix A: Contract Variations for information on other Contract Forms. You may continue the Contract until the insured's death, or until you surrender the Contract for its Cash Surrender Value.  You may continue to make transfers, loans and withdrawals, subject to the limitations on these transactions described elsewhere in this prospectus.  We will continue to make daily deductions for mortality and expense risk charges, and the Funds will continue to charge operating expenses if you have amounts in the Variable Investment Options.  Any Contract loan will remain outstanding and continue to accrue interest until it is repaid.

Fund Charges

The Funds deduct charges from and pay expenses out of the Variable Investment Options as described in the Fund prospectuses.

Charges for Optional Rider Coverage

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Accidental Death Benefit Rider - We deduct a monthly charge for this rider, which provides an additional Death Benefit if the insured’s death is accidental.  The current charge ranges from $0.05 to $0.28 per $1,000 of coverage based on issue age and sex of the insured, and is charged until the first Contract Anniversary on or after the insured’s 100th birthday.

•
Children Level Term Rider - We deduct a monthly charge for this rider, which provides term life insurance on all dependent children that are covered under this rider.  The current charge is $0.42 per $1,000 of coverage and is charged until the earliest of: the primary insured’s death, the first Contract Anniversary on or after the primary insured’s 75th birthday, or you notify us to discontinue the rider coverage.

•
Enhanced Disability Benefit Rider - We deduct a monthly charge for this rider, which provides a monthly benefit amount to the Contract Fund while the insured is totally disabled.  The current charge is based on issue age, issue date, sex, and underwriting class of the insured.  The charge ranges from 7.08% to 12.17% of the monthly benefit amount and is charged until the first Contract Anniversary on or after the insured’s 60th birthday.  The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions. Please see Appendix A: Contract Variations for information on other Contract Forms.

•	Living Needs BenefitSM Rider - We deduct a transaction fee of up to $150 for this rider if benefits are paid.

•	Overloan Protection Rider - We deduct a transaction fee of 3.5% of your Contract Fund amount if you exercise this rider.

PERSONS HAVING RIGHTS UNDER THE CONTRACT

Contract Owner

There are circumstances when the Contract Owner is not the insured.  There may also be more than one Contract Owner.  If the Contract Owner is not the insured or there is more than one Contract Owner, they will be named in an endorsement to the Contract.  This ownership arrangement will remain in effect unless you ask us to change it.

You may change the ownership of the Contract by sending us a request.  We may ask you to send us the Contract to be endorsed.  Once we receive your request, and the Contract if we ask for it, we will file and record the change, and it will take effect as of the date the request is received in Good Order in our Service Office .

While the insured is living, the Contract Owner is entitled to any Contract benefit and value.  Only the Contract Owner is entitled to exercise any right and privilege granted by the Contract or granted by us.  For example, the Contract Owner is entitled to surrender the Contract, access Contract values through loans or withdrawals, assign the Contract, and to name or change the beneficiary.

Beneficiary

The beneficiary is entitled to receive any benefit payable on the death of the insured.   You may designate or change a beneficiary by sending us a request.  We may ask you to send us the Contract to be endorsed.  Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request.  However, if we make any payment(s) before we receive the request, we will not have to make the payment(s) again.  When we are made aware of an assignment, we will recognize the assignee’s rights before any claim payments are made to the beneficiary.  When a beneficiary is designated, any relationship shown is to the insured, unless otherwise stated.

OTHER GENERAL CONTRACT PROVISIONS

Assignment

This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation prohibiting sex distinct rates for insurance.  Generally, the Contract may not be assigned to an employee benefit plan or program without our consent.  We assume no responsibility for the validity or sufficiency of any assignment.  We will not be obligated to comply with any assignment unless we receive a copy at a Service Office.

Incontestability

We will not contest the Contract after it has been in-force during the insured’s lifetime for two years from the issue date, the reinstatement date, or the effective date of any change made to the Contract that requires our approval and would increase our liability.

Misstatement of Age or Sex

If the insured's stated age or sex or both are incorrect in the Contract, we will adjust the Death Benefit payable and any amount to be paid, as required by law, to reflect the correct age and sex.  Any such benefit will be based on what the most recent deductions from the Contract Fund would have provided at the insured's correct age and sex.   Adjustments to the Death Benefit for misstatements of age or sex are not restricted to the incontestability provision described above.

Settlement Options

The Contract grants to most Contract Owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds.  Under the Contract, the Death Benefit may be paid in a single sum or under one of the optional modes of settlement.  Any Pruco Life representative authorized to sell this Contract can explain these options upon request.

Suicide Exclusion

Generally, if the insured dies by suicide within two years from the Contract Date, the Contract will end and we will return the premiums paid, less any Contract Debt, and less any withdrawals.  Generally, if the insured dies by suicide after two years from the issue date, but within two years of the effective date of an increase in the Basic Insurance Amount, we will pay, as to the increase in amount, no more than the sum of the premiums paid on and after the effective date of an increase.

RIDERS

Contract Owners may be able to obtain extra fixed benefits, which may require additional charges.  These optional insurance benefits will be described in what is known as a "rider" to the Contract.   All riders are only available at Contract issuance, except as noted.   The available riders include the following (as described more fully below):

•	Overloan Protection Rider, which guarantees protection against lapse due to loans, even if the Contract Debt exceeds the accumulated Cash Surrender Value of your Contract.
•	Accidential Death Benefit Rider, which provides an additional Death Benefit that is payable if the insured's death is accidental.
•	Children Level Term Rider, which provides term life insurance coverage on the life of the insured's children.
•	Enhanced Disability Benefit Rider, which pays a monthly benefit amount into the Contract if the insured is totally disabled .
•
Living Needs BenefitSM Rider, which allows you to elect to receive an accelerated payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes Terminally Ill or is confined to a nursing home.   This rider may be added after Contract issuance, subject to our underwriting requirements .

Charges applicable to the riders will be deducted from the Contract Fund on each Monthly Date, with the exception of the Overloan Protection Rider and the Living Needs BenefitSM Rider.  Some riders may depend on the performance of the Account.  Rider benefits will no longer be available if the Contract lapses, or if you choose to keep the Contract in-force under the Overloan Protection Rider.  Some riders are not available in conjunction with other riders and certain restrictions may apply as set forth below and are clearly described in the applicable rider.  Some riders or features described in this prospectus may be subject to state variations or may not be available in all states.  A Pruco Life representative can explain all of these extra benefits further.  We will provide samples of the provisions upon receiving a written request.

We will not pay a benefit on any Accidental Death Benefit type rider or make payments for any disability type rider if the death or injury is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression.  This restriction includes service in the armed forces of any country at war.

Overloan Protection Rider - The Overloan Protection Rider guarantees protection against lapse due to loans, even if the Contract Debt exceeds the accumulated Cash Surrender Value of your Contract.  Currently, the rider may be added only at the time your Contract is issued; however, this rider is not available on Contracts that have the Accidental Death Benefit Rider.  There is no charge for adding the Overloan Protection Rider to your Contract, however, a one-time fee will apply when this rider is exercised.

The following eligibility requirements must be met to exercise the rider:

(a)	We must receive a written request in Good Order to exercise the rider benefits;
(b)	Contract Debt must exceed the Basic Insurance Amount. Please see Appendix A: Contract Variations for information on other Contract Forms;
(c)	The Contract must be in-force for the later of 15 years and the Contract Anniversary after the insured’s 75th birthday;
(d)	The Guideline Premium test must be used as the Contract’s definition of life insurance;
(e)	Contract Debt must be a minimum of 95% of the cash value;
(f)	The Cash Surrender Value must be sufficient to pay the cost of exercising the rider; and
(g)	Your Contract must not be classified as a Modified Endowment Contract and must not qualify as a Modified Endowment Contract as a result of exercising this rider.

We will send you a notification upon your becoming eligible for this benefit.

We deduct a transaction fee of 3.5% of your Contract Fund amount if you exercise this rider.

When you exercise the rider, the effective date will be the next date that monthly charges are deducted following our receipt of your request in Good Order at a Service Office.  Increases and decreases to your Basic Insurance Amount, rating reductions, and withdrawals, will no longer be permitted.  The charges and benefits of other riders available under your Contract will be discontinued, except for the Living Needs BenefitSM Rider.  Any benefits you may currently be receiving under the Enhanced Disability Benefit Rider will also be discontinued.

Any unloaned Contract Fund value remaining in the Variable Investment Options will be transferred to the Fixed Rate Option.  Additionally, fund transfers into any of the Variable Investment Options will no longer be permitted.  Any auto-rebalancing, dollar cost averaging, allocated charges, or premium allocation instructions will be discontinued.

Premium payments will no longer be accepted for the Contract.  Instead, all payments received will be applied as loan or loan interest repayments.  We will no longer send any regularly scheduled bills, and electronic fund transfer of premium payments will be cancelled.

If you have a Type B Death Benefit, we will change it to a Type A Death Benefit.  You will no longer be permitted to make Death Benefit changes as long as your Contract remains in-force under the Overloan Protection Rider.  The Basic Insurance Amount will be changed to the greater of the Type A Death Benefit and the amount of the Contract Debt multiplied by the Attained Age factor that applies.  The Attained Age factors are shown in your Contract.  For an explanation of the Attained Age factors, see Tax Treatment of Contract Benefits - Treatment as Life Insurance.

Please note that the Internal Revenue Service may take a position that the outstanding loan balance should be treated as a distribution when the Contract Owner elects the Overloan Protection benefit.  Distributions are subject to income tax.  Were the Internal Revenue Service to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful.  You should consult a tax advisor as to the tax risks associated with exercising the Overloan Protection Rider.

Accidental Death Benefit Rider - The Accidental Death Benefit Rider provides an additional Death Benefit that is payable if the insured's death is accidental, as defined in the benefit provision.  A death resulting from injury must occur no more than 90 days after the injury.  This benefit will end on the earliest of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the Rider is received in Good Order at a Service Office.  This rider is not available on Contracts that have the Overloan Protection Rider.

Children Level Term Rider - The Children Level Term Rider provides term life insurance coverage on the life of the insured's dependent children, as defined in the benefit provision.  The rider coverage will end on the earliest of: (1) the end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday, (2) the end of the day before the first Contract Anniversary on or after the child’s 25th birthday, (3) the end of the day before the date a rider is converted to a new Contract, and (4) the first Monthly Date on or after the date a request to discontinue the Rider is received in Good Order at a Service Office.

Enhanced Disability BenefitSM Rider - The Enhanced Disability Benefit Rider pays a monthly benefit amount into the Contract if the insured is totally disabled, as defined in the benefit provision.  The rider coverage will end as of the first Contract Anniversary on or after the insured’s 60th birthday. This rider is not available on Contracts with a Type C Death Benefit.  Please see Appendix A: Contract Variations for information on other Contract Forms.

Living Needs BenefitSM Rider - The Living Needs BenefitSM Rider may be available on your Contract.  The benefit may vary by state.  There is no charge for adding the benefit to a Contract.  However, when a claim is paid under this rider, a reduction for early payment is applied and a processing fee of up to $150 per Contract will be deducted.  Please see Appendix A: Contract Variations for information on other Contract Forms.

The Living Needs BenefitSM allows you to elect to receive an accelerated payment of all or part of the Contract's Death Benefit, adjusted to reflect current value, at a time when certain special needs exist.  The adjusted Death Benefit will always be less than the Death Benefit, but will not be less than the Contract’s Cash Surrender Value.  One or both of the following options may be available.  You should consult with a Pruco Life representative about whether additional options may be available.

The Terminal Illness Option is available on the Living Needs BenefitSM Rider when a licensed physician certifies the insured as terminally ill with a life expectancy of six months or less.  When that evidence is provided and confirmed by us, we will provide an accelerated payment of the portion of the Death Benefit selected by the Contract Owner as a Living Needs BenefitSM.  The Contract Owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for six months.  If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs BenefitSM claim form.

The Nursing Home Option is available on the Living Needs BenefitSM Rider after the insured has been confined to an eligible nursing home for six months or more.  When a licensed physician certifies that the insured is expected to remain in an eligible nursing home until death, and that is confirmed by us, we will provide an accelerated payment of the portion of the Death Benefit selected by the Contract Owner as a Living Needs BenefitSM.  The Contract Owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for a specified number of years (not more than 10 nor less than two), depending upon the age of the insured.  If the insured dies before all of the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs BenefitSM claim form in a single sum.

All or part of the Contract's Death Benefit may be accelerated under the Living Needs BenefitSM.  If the benefit is only partially accelerated, a Death Benefit of at least $25,000 must remain under the Contract.  The minimum amount that may be accelerated for a Living Needs BenefitSM claim is $50,000.  However, we currently have an administrative practice to allow a reduced minimum of $25,000.  We reserve the right to discontinue this administrative practice in a non-discriminatory manner and we will notify you prior to discontinuing this practice.

No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit.  We can furnish details about the amount of Living Needs BenefitSM that is available to an eligible Contract Owner and the effect on the Contract if less than the entire Death Benefit is accelerated.

You should consider whether adding this settlement option is appropriate in your given situation.  Adding the Living Needs BenefitSM to the Contract has no adverse consequences; however, electing to use it could.  With the exception of certain business-related Contracts, the Living Needs BenefitSM is excluded from income if the insured is Terminally Ill or Chronically Ill as defined in any applicable tax law (although the exclusion in the latter case may be limited).  You should consult a tax adviser before electing to receive this benefit.  Receipt of a Living Needs BenefitSM payment may also affect your eligibility for certain government benefits or entitlements.

Please see Appendix A: Contract Variations for riders available on other Contract Forms.

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Generally, the Contract may be issued on insureds through age 85 (please see Appendix A: Contract Variations for information on other Contract Forms) for Contracts with Type A (fixed) and Type B (variable) Death Benefits, through age 70 for Contracts with Type C (return of premium) Death Benefit.  Currently, the minimum Basic Insurance Amount is $75,000 ($50,000 for insureds below the issue age of 18, $100,000 for insureds issue ages 76-80, and $250,000 for insureds issue ages 81 and above).   The minimum Basic Insurance Amount for Contracts issued with a Type C (return of premium) Death Benefit is $250,000. See Types of Death Benefit.   Please see Appendix A: Contract Variations for information on other Contract Forms.

We require evidence of insurability, which may include a medical examination, before issuing any Contract. Preferred Best nonsmokers are offered more favorable cost of insurance rates than smokers.  We charge a higher cost of insurance rate and/or an extra amount if an additional mortality risk is involved.  We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.  These are the current underwriting requirements.  We reserve the right to change them on a non-discriminatory basis.

Contract Date

There is no insurance under this Contract until the minimum initial premium is paid.  If a medical examination is required, the Contract Date will ordinarily be the date the examination is completed.  Under certain circumstances, we may allow the Contract to be backdated up to six months prior to the application date for the purpose of lowering the insured's issue age.  This may be advantageous for some Contract Owners as a lower issue age may result in lower current charges.

PREMIUMS

Minimum Initial Premium

The Contract offers flexibility in paying premiums.  The minimum initial premium is due on or before the Contract Date.  It is the premium needed to start the Contract.  The minimum initial premium is equal to 9% of the Limited No-Lapse Guarantee Premium, including all extras and additional premiums for optional riders and benefits, for Contracts with Type A (fixed) and Type B (variable) Death Benefits.   The minimum initial premium is equal to 9% of the Short Term No-Lapse Guarantee Premium for Contracts with Type C (return of premium) Death Benefit.  There is no insurance under the Contract unless the minimum initial premium is paid.  Thereafter, you decide when to make premium payments and, subject to a $25 minimum, in what amounts.  Please see Appendix A: Contract Variations for information on other Contract Forms.

We may require an additional premium if deductions from the premium payments and any Contract Fund charges due on or before the payment date exceed the minimum initial premium.  We reserve the right to refuse to accept any payment that increases the Death Benefit by more than it increases the Contract Fund.  Furthermore, there are circumstances under which the payment of premiums in amounts that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous.  If you make a payment that would cause the Contract to be characterized as a Modified Endowment Contract, we will send you a letter to advise you of your options.  Generally, you have 60 days from when we received your payment to remove the excess premiums and any accrued interest.  If you choose not to remove the excess premium and accrued interest, your Contract will become permanently characterized as a Modified Endowment Contract.  We will not accept a premium payment that exceeds the Guideline Premium limit if your Contract uses the Guideline Premium definition of life insurance.  See Tax Treatment of Contract Benefits.

Generally, the net amount of the minimum initial premium will be placed in the Contract Fund as of the Contract Date.  If we do not receive your initial premium on or before the Contract Date, we apply the initial premium to your Contract as of the end of the Valuation Period in which it is received in Good Order at the Payment Office.  See Allocation of Premiums.  In no case will the premium be applied with an effective date that precedes the date of this offering.

Available Types of Premium

After the minimum initial premium is paid, no other specific premiums are required and you have a certain amount of flexibility with respect to the amount and timing for future premium payments.  Several suggested patterns of premiums are described below.  Contracts with no riders or extra risk charges will have level premiums for each premium type described below.  Understanding them may help you understand how the Contract works.

•
Short Term No-Lapse Guarantee Premiums are premiums that, if paid as described in the No-Lapse Guarantee section, will keep the Contract in-force during the Short Term No-Lapse Guarantee period regardless of investment performance and assuming no loans or withdrawals. All Contracts offer a Short Term No-Lapse Guarantee period.  If you choose to continue a No-Lapse Guarantee beyond this period, you will have to begin paying premiums higher than the Short Term No-Lapse Guarantee Premium.  However, not all Contracts offer a guarantee beyond the Short Term No-Lapse Guarantee period.

•
Limited No-Lapse Guarantee Premiums are premiums that, if paid as described in the No-Lapse Guarantee section, will keep the Contract in-force during the Limited No-Lapse Guarantee period regardless of investment performance and assuming no loans or withdrawals.  If you choose to continue the No-Lapse Guarantee beyond this period, you will have to begin paying premiums substantially higher than the Limited No-Lapse Guarantee Premium.  However, not all Contracts offer the No-Lapse Guarantee for this period or beyond.

•
Lifetime No-Lapse Guarantee Premiums are premiums that, if paid as described in the No-Lapse Guarantee section, will keep the Contract in-force during the lifetime of the insured, regardless of investment performance and assuming no loans or withdrawals (not applicable to all Contracts).  However, not all Contracts offer the No-Lapse Guarantee for this period.

The No-Lapse Guarantee periods are described under No-Lapse Guarantee on page 38.  The length of the No-Lapse Guarantee depends on your Contract Form, the Contract’s Death Benefit type, and the definition of life insurance test selected at issue.  Please see Appendix A: Contract Variations for information on other Contract Forms. See No-Lapse Guarantee.  When you purchase a Contract, your Pruco Life representative can tell you the Short Term No-Lapse Guarantee, Limited No-Lapse Guarantee, and Lifetime No-Lapse Guarantee Premium amounts.

We can bill you for the amount you select annually, semi-annually, or quarterly.  Because the Contract is a flexible premium Contract, there are no scheduled premium due dates.  When you receive a premium notice, you are not required to pay this amount.  The Contract will remain in-force if:  (1) the Contract Fund, less any applicable surrender charges, is greater than zero and more than any Contract Debt or (2) you have paid sufficient premiums, as described in the No-Lapse Guarantee section, to meet the No-Lapse Guarantee conditions and Contract Debt is not equal to or greater than the Contract Fund, less any applicable surrender charges.  You may also pay premiums automatically through pre-authorized monthly electronic fund transfers from a bank checking account.  If you elect to use this feature, you choose the day of the month on which premiums will be paid and the premium amount.  We will then draft the same amount from your account on the same date each month.  When you apply for the Contract, you and your Pruco Life representative should discuss how frequently you would like to be billed (if at all) and for what amount.

Processing and Valuing Transactions

Pruco Life is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern Time). Generally, financial transactions received in Good Order before the close of regular trading on the NYSE will be processed according to the value next determined following the close of business. Financial transactions received on a non-business day or after the close of regular trading on the NYSE will be processed based on the value next computed on the next Valuation Day.

We will not process any financial transactions involving purchase or redemption orders on days the NYSE is closed. Pruco Life will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

•	trading on the NYSE is restricted;
•	an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or
•	the SEC, by order, permits the suspension or postponement for the protection of security holders.

In certain circumstances, we may need to correct the processing of an order. In such circumstances, we may incur a loss or receive a gain depending upon the price of the security when the order was executed and the price of the security when the order is corrected. With respect to any gain that may result from such order correction, we will retain any such gain as additional compensation for these correction services.

Allocation of Premiums

On the later of the Contract Date and the end of the Valuation Period in which the initial premium is received, we deduct the charge for sales expenses and the premium based administrative charge from the initial premium.  During the 10 day period following your receipt of the Contract, the remainder of the initial premium and any other net premium will be allocated to the Money Market investment option as of the end of the Valuation Period in which it is received in Good Order at the Payment Office.  The first monthly deductions are made after the remainder of the initial premium and any other net premium is allocated to the Money Market investment option.  After the tenth day, these funds, adjusted for any investment results, will be transferred out of the Money Market investment option and allocated according to your current premium allocation.  The transfer from the Money Market investment option on the tenth day following receipt of the Contract will not be counted as one of your 12 free transfers per Contract Year or the 20 transfers per calendar year described under Transfers/Restrictions on Transfers.  If the first premium is received before the Contract Date, there will be a period during which the Contract Owner's initial premium will not be invested.

The charge for sales expenses and the premium based administrative charge will also apply to all subsequent premium payments.  The remainder of each subsequent premium payment will be invested as of the end of the Valuation Period in which it is received in Good Order at the Payment Office, in accordance with the applicable allocation instructions.  The “Valuation Period” means the period of time from one determination of the value of the amount invested in a Variable Investment Option to the next.  Such determinations are made when the net asset values of the Variable Investment Options are calculated, which is as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time).  With respect to any initial premium payment received before the Contract Date and any premium payment that is not in Good Order, we may temporarily hold the premium in a suspense account and we may earn interest on such amount. You will not be credited interest on those amounts during that period. The monies held in the suspense account may be subject to claims of our general creditors. The premium payment will not be reduced nor increased due to market fluctuations during that period.

Provided the Contract is neither in default, nor in-force under the provisions of the Overloan Protection Rider, you may change the way in which subsequent premiums are allocated by providing your request to us in Good Order at a Service Office.  Allocation changes may generally be made by mail, phone, fax, or website.  Contracts that are jointly owned or assigned generally cannot change premium allocations by phone, fax, or website.  See Assignment.  There is no charge for reallocating future premiums.  All percentage allocations must be in whole numbers.  For example, 33% can be selected but 33⅓% cannot.  Of course, the total allocation to all selected investment options must equal 100% .

Transfers/Restrictions on Transfers

You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options or to the Fixed Rate Option.  Additional transfers may be made only with our consent.  Currently, we will allow you to make additional transfers.  For the first 20 transfers in a calendar year, you may transfer amounts by providing your request to us in Good Order at a Service Office.  Transfers may generally be made by mail, phone, fax, or website.  Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax, or website.  See Assignment.

After you have submitted 20 transfers in a calendar year, we will accept subsequent transfer requests only if they bear an original signature in ink, are received in Good Order at a Service Office, and are sent to us by U.S. regular mail.  After you have submitted 20 transfers in a calendar year, a subsequent transfer request by telephone, fax or website will be rejected, even in the event that it is inadvertently processed.

Multiple transfers that occur during the same day, but prior to the end of the Valuation Period for that day, will be counted as a single transfer.

There is no transaction charge for the first 12 transfers per Contract Year among investment options.  We may charge up to $25 for each transfer made exceeding 12 in any Contract Year.  Currently, we do not charge a fee for transfers.

Currently, certain transfers effected systematically under a dollar cost averaging or an automatic rebalancing program do not count towards the limit of 12 transfers per Contract Year or the limit of 20 transfers per calendar year.  In the future, we may count such transfers towards the limit.

Transfers out of the Money Market investment option will not be made until 10 days after you receive the Contract. Such transfers and any transfers due to any fund closures or mergers will not be considered towards the 12 transfers per Contract Year or the 20 transfers per calendar year.

Transfers among Variable Investment Options will take effect as of the end of the Valuation Period in which a transfer request is received in Good Order at a Service Office.  The request may be in terms of dollars, such as a request to transfer $5,000 from one Variable Investment Option to another, or may be in terms of a percentage reallocation among Variable Investment Options.  In the latter case, as with premium reallocations, the percentages must be in whole numbers.

We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine.  We will not be held liable for following telephone instructions that we reasonably believe to be genuine.  We cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

Only one transfer from the Fixed Rate Option will be permitted during each Contract Year.  The maximum amount per Contract you may transfer out of the Fixed Rate Option each year is the greater of:  (a) 25% of the amount in the Fixed Rate Option; and (b) $2,000.

If you exercise the Overloan Protection Rider, we will then transfer any amounts you have in the Variable Investment Options to the Fixed Rate Option.  The transfer is not counted as one of the 12 transfers we allow per Contract Year and there is no charge.  Transfers out of the Fixed Rate Option and into the Variable Investment Options will not be permitted while your Contract is kept in-force under the Overloan Protection Rider.

The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers.  Large or frequent transfers among Variable Investment Options in response to short-term fluctuations in markets, sometimes called “market timing”, can make it very difficult for Fund advisers/sub-advisers to manage the Variable Investment Options.  Large or frequent transfers may cause the Fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance to the disadvantage of other Contract Owners.  If we (in our own discretion) believe that a pattern of transfers or a specific transfer request, or group of transfer requests, may have a detrimental effect on the performance of the Variable Investment Options, or we are informed by a Fund (e.g., by the Fund’s adviser/sub-advisers) that the purchase or redemption of shares in the Variable Investment Option must be restricted because the Fund believes the transfer activity to which such purchase or redemption relates would have a detrimental effect on the performance of the affected Variable Investment Option, we may modify your right to make transfers by restricting the number, timing, and amount of transfers.  We reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one Contract Owner.  We will immediately notify you at the time of a transfer request if we exercise this right.

Any restrictions on transfers will be applied in a uniform manner to all persons who own Contracts like this one, and will not be waived.  However, due to the discretion involved in any decision to exercise our right to restrict transfers, it is possible that some Contract Owners may be able to effect transactions that could affect Fund performance to the disadvantage of other Contract Owners.

In addition, Contract Owners who own variable life insurance or variable annuity Contracts that do not impose the transfer restrictions described above, might make more numerous and frequent transfers than Contract Owners who are subject to such limitations.  Contract Owners who are not subject to the same transfer restrictions may have the same underlying Variable Investment Options available to them, and unfavorable consequences associated with such frequent trading within the underlying Variable Investment Option (e.g., greater Portfolio turnover, higher transaction costs, or performance or tax issues) may affect all Contract Owners.

The Funds have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures.  The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted.  Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund.  In addition, you should be aware that some Funds may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans.  The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants.  The omnibus nature of these orders may limit the Funds in their ability to apply their excessive trading policies and procedures.  In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations.  For these reasons, we cannot guarantee that the Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

The Funds may assess a short term trading fee in connection with a transfer out of any available Variable Investment Option if the transfer occurs within a certain number of days following the date of allocation to the Variable Investment Option.  Each Fund determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Fund and is not retained by us.  The fee will be deducted from your Contract Value to the extent allowed by law.  At present, no Fund has adopted a short-term trading fee.

Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

Dollar Cost Averaging

As an administrative practice, we are currently offering a feature called Dollar Cost Averaging ("DCA").  Under this feature, either fixed dollar amounts or a percentage of the amount designated for use under the DCA option will be transferred periodically from the DCA Money Market investment option into other Variable Investment Options available under the Contract (excluding the Fixed Rate Option).  If DCA allocates money to a Variable Investment Option at a time when the Fund no longer accepts additional investments, automatic transfers to that Variable Investment Option will be directed to the Money Market Portfolio.  You may choose to have periodic transfers made monthly or quarterly.  DCA transfers will not begin until the Monthly Date after 10 days following your receipt of the Contract.

Each automatic transfer will take effect as of the end of the Valuation Period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date.  If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the Valuation Period, which immediately follows that date.  Automatic transfers will continue until: (1) $50 or less remains of the amount designated for dollar cost averaging, at which time the remaining amount will be transferred; or (2) you give us notification of a change in DCA allocation or cancellation of the feature.  Currently, a transfer that occurs under the DCA feature is not counted towards the 20 transfers permitted each calendar year or the 12 free transfers permitted each Contract Year.  We reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner.  We will notify you prior to changing, modifying, or discontinuing this feature.  Dollar cost averaging will not be available on Contracts kept in-force under the provisions of the Overloan Protection Rider.  See Overloan Protection Rider.

Auto-Rebalancing

As an administrative practice, we are currently offering a feature called Auto-Rebalancing.  This feature allows you to automatically rebalance Variable Investment Option assets at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of Variable Investment Options X and Y is split 40% and 60%, respectively, and investment results cause that split to change.  You may instruct that those assets be rebalanced to your original or different allocation percentages.  Auto-rebalancing is not available until the Monthly Date after 10 days following your receipt of the Contract.

Auto-rebalancing can be performed on a quarterly, semi-annual, or annual basis.  Each rebalance will take effect as of the end of the Valuation Period on the date coinciding with the periodic timing you designate, provided the New York Stock Exchange is open on that date.  If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the Valuation Period immediately following that date.  The Fixed Rate Option cannot participate in this administrative procedure.  If auto-rebalancing involves allocating to a Fund that became closed to additional investments, the auto-rebalancing feature will be turned off.  Currently, a transfer that occurs under the auto-rebalancing feature is not counted towards the 20 transfers permitted each calendar year or the 12 free transfers permitted each Contract Year.  We reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner.  We will notify you prior to changing, modifying, or discontinuing this feature.  Auto-rebalancing will not be available on Contracts kept in-force under the provisions of the Overloan Protection Rider.  See Overloan Protection Rider.

DEATH BENEFITS

When Proceeds Are Paid

Generally, we will pay any Death Benefit, Cash Surrender Value, loan proceeds or withdrawal within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request.  Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the end of the Valuation Period in which the necessary documents are received in Good Order at a Service Office.  However, we may delay payment of proceeds from the Variable Investment Option[s] and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

We have the right to delay payment of the Cash Surrender Value attributable to the Fixed Rate Option for up to six months (or a shorter period if required by applicable law).  We will pay interest of at least 3% per year if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).

Death Claim Settlement Options

The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check.  Any Pruco Life representative authorized to sell this Contract can explain the options upon request.

In addition to the available settlement options described in your Contract, currently, in certain circumstances, the beneficiary may choose the payment of death claim proceeds by way of Prudential's Alliance Account settlement option (the "Alliance Account").  If the Alliance Account is selected, Prudential will provide a kit to the beneficiary, which includes: (1) an account confirmation describing the death claim proceeds, the current interest rate, and the terms of the Alliance Account; and (2) a guide that explains how the Alliance Account works.  Amounts in an Alliance Account may be withdrawn by the beneficiary at any time.  Any Pruco Life representative authorized to sell this Contract can explain this option upon request.

Types of Death Benefit

You may select from three types of Death Benefit at issue.  A Contract with a Type A (fixed) Death Benefit has a Death Benefit, which will generally equal the Basic Insurance Amount.  Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the net amount at risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance.  Please see Appendix A: Contract Variations for information on other Contract Forms. See How a Contract's Cash Surrender Value Will Vary.

A Contract with a Type B (variable) Death Benefit has a Death Benefit, which will generally equal the Basic Insurance Amount plus the Contract Fund.  Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value.  However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit has a greater cost of insurance charge due to a greater net amount at risk.  As long as the Contract is not in default, there have been no withdrawals, and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract.  We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See How a Contract's Cash Surrender Value Will Vary.

A Contract with a Type C (return of premium) Death Benefit has a Death Benefit.  The Death Benefit is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals.  The total premiums, less withdrawals, is not accumulated with interest.  Please see Appendix A: Contract Variations for information on other Contract Forms. The Death Benefit on a Contract with a Type C Death Benefit is limited to the Basic Insurance Amount plus an amount equal to the: Type C Limiting Amount multiplied by the Type C Death Benefit Factor plus the Contract Fund. See the Contract Limitations section of your Contract.  Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract, plus a predetermined rate of return, upon the death of the insured.  Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value.  However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater net amount at risk.  The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings, the Type C interest rate you chose, and the amount of any withdrawals.  If you take a withdrawal, it is possible for a Contract with a Type C Death Benefit to fall below the Basic Insurance Amount.  We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance.  See How a Contract’s Cash Surrender Value Will Vary.

Contract Owners of Contracts with a Type A Death Benefit should note that any withdrawal may result in a reduction of the Basic Insurance Amount and the deduction of any applicable surrender charges.  We will not allow you to make a withdrawal that will decrease the Basic Insurance Amount below the minimum Basic Insurance Amount.  For Contracts with a Type B Death Benefit and Contracts with a Type C Death Benefit, withdrawals will not change the Basic Insurance Amount.  See Withdrawals.

The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.

Changing the Type of Death Benefit

You may change the type of Death Benefit any time after issue and subject to our approval.  We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract.  See REQUIREMENTS FOR ISSUANCE OF A CONTRACT.  We may deduct a transaction charge of up to $25 for any change in the Basic Insurance Amount, although we do not currently do so.  A type change that reduces the Basic Insurance Amount may result in the assessment of surrender charges.  See CHARGES AND EXPENSES.

If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.

If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.

If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid minus total withdrawals to this Contract, both accumulated with interest at the rate(s) displayed in your Contract data pages and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor.  The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract data pages.

If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid minus total withdrawals to this Contract both accumulated with interest at the rate(s) displayed in your Contract data pages and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor.  The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract data pages.  If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference.  If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.

You may change your Contract’s Death Benefit type after issue, however, if you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter.  If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.

The following chart illustrates the changes in Basic Insurance Amount with each change of Death Benefit type described above.  The chart assumes a $50,000 Contract Fund and a $300,000 Death Benefit.  For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals and the rate chosen to accumulate premiums is 0%.

Basic Insurance Amount
FROM	TO
Type A $300,000	Type B $250,000	Type C N/A
Type B $250,000	Type A $300,000	Type C N/A
Type C $260,000	Type A $300,000	Type B $250,000

You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office.   If the change is approved, we will recalculate the Contract's charges and appropriate tables and send you new Contract data pages.  We may require you to send us your Contract before making the change.  There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous.  See Tax Treatment of Contract Benefits.

No-Lapse Guarantee

If you pay one of the three No-Lapse Guarantee Premiums as described below, we will guarantee that your Contract will not lapse as a result of unfavorable investment performance, and a Death Benefit will be paid upon the death of the insured, even if your Contract Fund value drops to zero.  The No-Lapse Guarantee is based on premium payments and is not a benefit you need to elect. Withdrawals and outstanding Contract loans may adversely affect the status of the No-Lapse Guarantee. See Withdrawals and Loans.

How We Calculate and Determine if You Have a No-Lapse Guarantee

We calculate your Contract's Accumulated Net Payments on the Contract Date and on each Monthly Date thereafter. Accumulated Net Payments equal the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals accumulated at 4%. For Contracts that had previously lapsed because of excess Contract Debt, also subtract the Contract Debt in effect at the time of lapse accumulated at 4% starting at the date of default. If you have an outstanding Contract loan, a No-Lapse Guarantee will not keep the Contract in-force.

We also calculate No-Lapse Guarantee Values. These are values used solely to determine if a No-Lapse Guarantee is in effect and vary by Basic Insurance Amount, definition of life insurance test, issue age, sex, underwriting classification, optional benefits selected, and any additional or substandard mortality risk. These are not cash values that you can realize by surrendering the Contract, nor are they payable Death Benefits.

On each Monthly Date, we will compare your Accumulated Net Payments to the No-Lapse Guarantee Value. If your Accumulated Net Payments equal or exceed the No-Lapse Guarantee Value, and the Contract Debt does not equal or exceed the Contract Fund less any applicable surrender charges, then the Contract is kept in-force, regardless of the amount in the Contract Fund.

No-Lapse Guarantee Premiums and No-Lapse Guarantee Periods Available Under Your Contract

There are three No Lapse Guarantee Premiums that correspond to the No Lapse Guarantee periods; the Short Term No-Lapse Guarantee Premiums, Limited No-Lapse Guarantee Premiums, and Lifetime No-Lapse Guarantee Premiums which are payment levels that are compared to the No-Lapse Guarantee Values. This is a flexible premium payment Contract and you may make payments at any time.  The description below assumes you pay the No Lapse Guarantee Premium at the beginning of each Contract Year.  If you make any premium payments after the beginning of each Contract Year you may need to pay more premiums because the Accumulated Net Payments will be less due to reduced interest accumulation than if you paid at the beginning of the Contract Year.

1) All Contracts have a Short Term No-Lapse Guarantee period.   A Contract with a Type C Death Benefit will only have a Short Term No-Lapse Guarantee available   Payment of the Short Term No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees that your Contract will not lapse during the Short Term No-Lapse Guarantee period, assuming there are no loans or withdrawals.  However, continued payment of the Short Term No-Lapse Guarantee Premium after this period will not assure that your Contract's Accumulated Net Payments will continue to meet the No-Lapse Guarantee Values and prevent the Contract from lapsing.  See PREMIUMS.

2) The Limited No-Lapse Guarantee Period is available for all contracts other than those with a Type C Death Benefit.  If you want a longer No-Lapse Guarantee, paying the Limited No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees your Contract against lapse during the Limited No-Lapse Guarantee period, assuming no loans or withdrawals.  However, payment of the Limited No-Lapse Guarantee Premium after this Limited No-Lapse Guarantee period, will not assure that your Contract's Accumulated Net Payments will continue to meet the No-Lapse Guarantee Values and prevent the Contract from lapsing.

3) The Lifetime No-Lapse Guarantee period is available only for Contracts with Type A or Type B Death Benefits that have elected the Cash Value Accumulation Test for definition of life insurance.   If you want a No-Lapse Guarantee to last the lifetime of the insured, then you should expect to pay at least the Lifetime No-Lapse Guarantee Premium at the start of each Contract Year.  Paying the Lifetime No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees your Contract against lapse for the insured's lifetime, assuming no loans or withdrawals.

The Short Term No-Lapse Guarantee period is 8 years after issue (6 years for ages 60 and older).  The Limited No-Lapse Guarantee period lasts until the later to occur of Attained Age 75 or 10 years after issue.  The Lifetime No-Lapse Guarantee period requires payments of the Lifetime No-Lapse Guarantee Premium to Attained Age 121.  Please see Appendix A: Contract Variations for information on other Contract Forms.

The following tables provide sample Short Term No-Lapse, Limited No-Lapse, and Lifetime No-Lapse Guarantee Premiums (to the nearest dollar).  Please see Appendix A: Contract Variations for information on other Contract Forms.  The examples assume:  (1) the insured is a male, Preferred Best, with no extra risk or substandard ratings; (2) a $250,000 Basic Insurance Amount; (3) no extra benefit riders have been added to the Contract; and (4) the Cash Value Accumulation Test has been elected for definition of life insurance testing.

Illustrative Annual Premiums
Age of insured at issue	Type of Death Benefit Chosen	Short Term No- Lapse Guarantee Premium	Limited No-Lapse Guarantee Premium	Lifetime No-Lapse Guarantee Premium
40	Type A	$1,338	$2,138	$4,765
40	Type B	$1,340	$2,220	$14,185
40	Type C	$1,340	N/A	N/A
60	Type A	$4,878	$6,458	$12,963
60	Type B	$4,900	$6,510	$33,195
60	Type C	$4,900	N/A	N/A
80	Type A	$16,203	$37,385	$47,235
80	Type B	$22,353	$41,788	$83,015
80	Type C	N/A	N/A	N/A

Maintaining the No-Lapse Guarantee

Paying the Short Term No-Lapse, Limited No-Lapse, or Lifetime No-Lapse Guarantee Premiums at the start of each Contract Year is one way of reaching the No-Lapse Guarantee Values; it is certainly not the only way.  The No-Lapse Guarantee allows considerable flexibility as to the timing of premium payments.  Your Pruco Life representative can supply sample illustrations of various premium amount and frequency combinations that correspond to the No-Lapse Guarantee Values.

When determining what premium amounts to pay and the frequency of your payments, you should consider carefully the value of maintaining a No-Lapse Guarantee.  For example, if you desire the Limited No-Lapse Guarantee until the later to occur of the insured's Attained Age 75 or 10 years after issue, you may prefer to pay at least the Limited No-Lapse Guarantee Premium in all years, rather than paying the lower Short Term No-Lapse Guarantee Premium in the first eight years after issue (six years for issue ages 60 and above).  If you pay only the Short Term No-Lapse Guarantee Premium in the first eight years (six years for issue ages 60 and above), you will need to pay more than the Limited No-Lapse Guarantee Premium at the beginning of the 9th year (7th year for issue ages 60 and above) in order to continue the No-Lapse Guarantee.

Similarly, if you desire the Lifetime No-Lapse Guarantee for lifetime protection, you may prefer to pay generally higher premiums in all years, rather than trying to make such payments on an as needed basis.  If you pay only Limited No-Lapse Guarantee Premiums until the end of the Limited No-Lapse Period a substantial amount may be required to meet the subsequent Lifetime No-Lapse Guarantee Values and continue the guarantee.

For example assume: (1) an insured male age 29, Non-Smoker Plus underwriting class with no extra risk or substandard ratings; (2) a $250,000 Basic Insurance Amount; Type B Death Benefit; no extra benefit riders,  (3) no loans; and (4) the Cash Value Accumulation Test has been elected for definition of life insurance testing.   The Limited No-Lapse Guarantee Premium would be $1,523.60, which if paid at the beginning of each year from Contract issue would provide the Limited No-Lapse Guarantee until age 75.  The accumulated premiums at 4% less withdrawals accumulated at 4% would be $193,299. The Lifetime No-Lapse Guarantee premium would be $9,113, which if paid at the beginning of each year from Contract issue would provide the Lifetime No-Lapse Guarantee to age 121. However, if the individual in this example paid $1,523.60 annually from Contract issue to age 75 and then decided he wanted the Lifetime No-Lapse Guarantee, he would have to pay enough premium so that the accumulated premiums at 4% less withdrawals accumulated at 4% would be $1,259,924.  In addition, it is possible that the payment required to continue the guarantee beyond the Limited No-Lapse Guarantee period could exceed the premium payments allowed to be paid without causing the Contract to become a Modified Endowment Contract.  See Tax Treatment of Contract Benefits .

Increases in Basic Insurance Amount

After your first Contract Anniversary, you may increase the amount of insurance by increasing the Basic Insurance Amount of the Contract, thus creating an additional Coverage Segment.  The increase will be subject to the underwriting requirements we determine.

The following conditions must be met:

(a)	You must ask for the change in a form that meets our needs;
(b)	The amount of the increase must be at least equal to the minimum increase in Basic Insurance Amount shown under Contract Limitations in your Contract’s data pages;
(c)	You must prove to us that the insured is insurable for any increase;
(d)	The Contract must not be in default;
(e)	We must not be paying premiums into the Contract as a result of the insured's total disability;
(f)	If we ask you to do so, you must send us the Contract to be endorsed; and
(g)	Your Contract must not be in-force under the provisions of the Overloan Protection Rider.

If we approve the change, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values and limitations.  If the insured is not living on the effective date, the change will not take effect.  Currently, no transaction charge is being made in connection with an increase in Basic Insurance Amount.  However, we reserve the right to charge such a fee in an amount of up to $25.

The Sales Load Target Premium is calculated separately for each Coverage Segment.  When premiums are paid, each payment is allocated to each Coverage Segment based on the proportion of the Sales Load Target Premium in each segment to the total Sales Load Target Premiums of all segments.  The current sales load charges are detailed in the chart in the section titled Sales Load Charges.  We do not apply a sales load charge after the tenth Contract Year.  See the definition of Contract Year for an increase in Basic Insurance Amount under DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS.

Each Coverage Segment will have its own surrender charge period beginning on that segment’s effective date and its own surrender charge threshold.  The surrender charge threshold is the segment’s lowest coverage amount since its effective date.  See Decreases in Basic Insurance Amount and Surrender Charges.

The maximum COI rates for a Coverage Segment representing an increase in Basic Insurance Amount are based upon 2001 CSO Mortality Tables, the age at the effective date of the increase and the number of years since then, sex (except where unisex rates apply), underwriting class, smoker/nonsmoker status, and extra rating class, if any.  Please see Appendix A: Contract Variations for information on other Contract Forms. The net amount at risk for the whole Contract (the Death Benefit minus the Contract Fund) is allocated to each Coverage Segment based on the proportion of its Basic Insurance Amount to the total of all Coverage Segments.  In addition, the Attained Age factor for a Contract with an increase in Basic Insurance Amount is based on the insured's Attained Age for the initial Coverage Segment.

If you elect to increase the Basic Insurance Amount of your Contract, you will receive a "free-look" right that will apply only to the increase in Basic Insurance Amount, not the entire Contract.  This right is comparable to the right afforded to the purchaser of a new Contract, except that, any COI charge for the increase in the Basic Insurance Amount will be returned to the Contract Fund instead of a refund of premium.  Generally, the "free-look" right must be exercised no later than 10 days after receipt of the Contract with an increase.

Payment of a significant premium in conjunction with an increase in Basic Insurance Amount may cause the Contract to be classified as a Modified Endowment Contract.  See Tax Treatment of Contract Benefits.  Therefore, before increasing the Basic Insurance Amount, you should consult with your tax adviser and your Pruco Life representative.

Decreases in Basic Insurance Amount

You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value.  If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.

The following conditions must be met:

(a)	The amount of the decrease must be at least equal to the minimum decrease in the Basic Insurance Amount shown under Contract Limitations in your Contract’s data pages;
(b)	The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount shown under Contract Limitations in your Contract’s data pages;
(c)	The Contract must not be in default;
(d)	The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;
(e)	If we ask you to do so, you must send us the Contract to be endorsed; and
(f)	Your Contract must not be in-force under the provisions of the Overloan Protection Rider.

If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values, and limitations.  Currently, no transaction charge is being made in connection with a decrease in the Basic Insurance Amount.  However, we reserve the right to charge such a fee in an amount of up to $25.

For Contracts with more than one Coverage Segment, a decrease in Basic Insurance Amount will reduce each Coverage Segment based on the proportion of each Coverage Segment amount to the total of all Coverage Segment amounts before the decrease.  Each Coverage Segment will have its own surrender charge threshold equal to the segment’s lowest coverage amount since its effective date.  If the decrease in Basic Insurance Amount reduces a Coverage Segment to an amount less than its surrender charge threshold, we will deduct a surrender charge.  See Surrender Charges.

We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as "life insurance" for purposes of Section 7702 of the Internal Revenue Code.  See Tax Treatment of Contract Benefits.

It is important to note, however, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract.  See Tax Treatment of Contract Benefits.  You should consult with your tax adviser and your Pruco Life representative before requesting any decrease in Basic Insurance Amount.

CONTRACT VALUES

Surrender of a Contract

You may surrender your Contract at any time for its Cash Surrender Value (referred to as Net Cash Value in the Contract) while the insured is living.  To surrender your Contract, we may require you to deliver or mail the following items in Good Order to a Service Office; the Contract, a signed request for surrender, and any tax withholding information required under federal or state law.  Generally, we will pay your Contract’s Cash Surrender Value within seven days after all the documents required for such a payment are received in Good Order at a Service Office.  Surrender of a Contract may have tax consequences.  See Tax Treatment of Contract Benefits.

Additional requirements exist if you are exchanging your Contract for a new one at another insurance company.  We specifically require a properly signed assignment to change ownership of your Contract to the new insurer and a request for surrender, signed by an authorized officer of the new insurer.  The new insurer should submit these documents directly to us by sending them in Good Order to our Service Office.  Generally, we will pay your Contract’s Cash Surrender Value to the new insurer within seven days after all the documents required for such a payment are received in Good Order at our Service Office.

How a Contract's Cash Surrender Value Will Vary

The Cash Surrender Value will be determined as of the end of the Valuation Period in which a surrender request is received in Good Order at a Service Office.  The Contract's Cash Surrender Value on any date will be the Contract Fund less any applicable surrender charges and less any Contract Debt.  The Contract Fund value changes daily, reflecting:

(1)	increases or decreases in the value of the Variable Investment Option[s];
(2)	interest credited on any amounts allocated to the Fixed Rate Option;
(3)	interest credited on any loan; and
(4)	the daily asset charge for mortality and expense risks assessed against the Variable Investment Options.

The Contract Fund value also changes to reflect the receipt of premium payments after any charges are deducted and the monthly deductions described under CHARGES AND EXPENSES, any withdrawals or accelerated benefits, and any added persistency credit.  See Persistency Credit, below.  Upon request, we will tell you the Cash Surrender Value of your Contract.  It is possible for the Cash Surrender Value of a Contract to decline to zero because of unfavorable investment performance, outstanding Contract Debt, and/or any applicable surrender charge.

Persistency Credit

On each Monthly Date, if your Contract has been in-force at least 5 years and is not in default, we may credit your Contract Fund with an additional amount (“persistency credit”) for keeping your Contract in-force.  The persistency credit is based on reduced costs in later Contract Years and applies to Contracts that remain in-force.

The following chart illustrates an example of a Contract with $100,000 of Contract Fund, net of outstanding loans.  In this example, the persistency credit starts after the 6th Contract Anniversary and is calculated using an annual rate equal to 0.15% of the Contract Fund, net of outstanding loans, but is expressed as a monthly rate to reflect that the amount is credited monthly.  The credited amount will be allocated to the investment options in the same manner as premiums are allocated.

Determination of Sample Persistency Credit
Contract Fund (net of outstanding loans)	$100,000.00
Monthly Credit Rate	0.012491%
Persistency Credit Amount	$12.49
New Contract Fund (net of outstanding loans)	$100,012.49

On and following the 5th Contract Anniversary, if your Contract is in-force, we will credit your Contract Fund with the calculated amount for that Monthly Date.  If your Contract is in default or has lapsed, we will not credit your Contract with the persistency credit.  The calculated amount that would have been credited during the time your Contract was in default or lapsed will not be made up if your Contract is reinstated.  However, if your Contract is reinstated, we will begin calculating a persistency credit on the Monthly Date following the reinstatement date.  The persistency credit will not change the status of your Contract if your cash value is zero or less.  No persistency credit will be calculated on the amount of any Contract loan.  The persistency credit amount is not guaranteed, and we reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner.  We will notify you prior to changing, modifying, or discontinuing this feature .

Loans

You may borrow an amount up to the current loan value of your Contract less any existing Contract Debt using the Contract as the only security for the loan.  The loan value at any time is equal to the sum of (1) 99% of the portion of the cash value attributable to the Variable Investment Options and (2) the balance of the cash value, provided the Contract is not in default.  The cash value is equal to the Contract Fund less any surrender charge.  A Contract in default has no loan value.  There is no minimum loan amount.  Please see Appendix A: Contract Variations for information on other Contract Forms.

Interest charged on a loan accrues daily.  We charge interest on the full loan amount, including all unpaid interest.  Interest is due on each Contract Anniversary or when the loan is paid back, whichever comes first.  If interest is not paid when due, we will increase the loan amount by any unpaid interest.  We charge interest at an effective annual rate of 2% for standard loans.   Please see Appendix A: Contract Variations for information on other Contract Forms.

Any amount you borrow on or after the 10th Contract Anniversary will be considered a preferred loan.  On the tenth Contract Anniversary, if the insured is living and the Contract is in force, any existing loan amount will automatically be converted to a preferred loan. Preferred loans are charged interest at an effective annual rate of 1.05%.  Please see Appendix A: Contract Variations for information on other Contract Forms.

When a loan is made, an amount equal to the loan proceeds is transferred out of the Variable Investment Options and/or the Fixed Rate Option, as applicable.  Unless you ask us to take the loan amount from specific Variable Investment Options and we agree, the reduction will be made in the same proportions as the value in each Variable Investment Option and the Fixed Rate Option bears to the total value of the Contract.  While a loan is outstanding, the amount that was transferred will continue to be treated as part of the Contract Fund.  It will be credited with interest at an effective annual rate of 1%.  Please see Appendix A: Contract Variations for information on other Contract Forms. On each Monthly Date, we will increase the portion of the Contract Fund in the investment options by interest credits accrued on the loan since the last Monthly Date.

The Contract Debt is the amount of all outstanding loans plus any interest accrued but not yet due.  If, on any Monthly Date, the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charges, the Contract will go into default.  The No-Lapse Guarantee will not prevent default under those circumstances.  We will notify you of a 61-day grace period, within which time you may repay all or enough of the loan to obtain a positive Cash Surrender Value and thus keep the Contract in-force.  If you send us a payment during the grace period and we receive it after a Monthly Date has occurred, we will credit interest to the Contract Fund from the date your Contract went into default to the date we received your payment, and then return to crediting interest on subsequent Monthly Dates.  If the Contract lapses or is surrendered, the amount of unpaid Contract Debt will be treated as a distribution and will be immediately taxable to the extent of gain in the Contract.  Reinstatement of the Contract after lapse will not eliminate the taxable income, which we are required to report to the Internal Revenue Service.  See LAPSE AND REINSTATEMENT and Tax Treatment of Contract Benefits - Pre-Death Distributions.

If your Contract includes the Overloan Protection Rider and you meet the requirements to exercise the rider, you may have protection against lapse due to excessive Contract Debt.  See RIDERS - Overloan Protection Rider.

No persistency credit will be calculated on the amount of any Contract loans.  See Persistency Credit.

Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, you should know that the Internal Revenue Service may take the position that the loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and the Contract’s crediting rate.  Distributions are subject to income tax.  Were the Internal Revenue Service to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract’s loan provisions, but cannot guarantee that such efforts would be successful.

A loan will not cause the Contract to lapse as long as Contract Debt does not equal or exceed the Contract Fund, less any applicable surrender charges.  Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income.  See Tax Treatment of Contract Benefits.

Any Contract Debt will directly reduce a Contract's Cash Surrender Value and will be subtracted from the Death Benefit to determine the amount payable.  In addition, even if the loan is fully repaid, it may have an effect on future Death Benefits because the investment results of the selected investment options will apply only to the amount remaining invested under those options.  The longer the loan is outstanding, the greater the effect is likely to be.  The effect could be favorable or unfavorable.  If investment results are greater than the rate being credited on the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made.  If investment results are below that rate, Contract values will be higher than they would have been had no loan been made.

Loan repayments are applied to reduce the total outstanding Contract Debt, which is equal to the principal plus accrued interest.  Interest accrues daily on the total outstanding Contract Debt, and making a loan repayment will reduce the amount of interest accruing.

Loan repayments will be applied towards the loan according to when they are received.  Loan interest is due on your Contract Anniversary.  If we receive your loan repayment within 21 days prior to your Contract Anniversary, we will apply the repayment towards interest due on a standard loan first, then towards the interest due on a preferred loan, if applicable.  Any loan repayment amount exceeding the interest due is applied towards the existing principal amount of a standard loan first, then towards the principal amount of a preferred loan, if applicable.

If we receive your loan repayment at any time outside of 21 days prior to your Contract Anniversary, we will apply the repayment towards the principal amount of a standard loan first, then to the principal amount of a preferred loan, if applicable.  We will apply the remainder of the loan repayment towards the interest due on a standard loan, then towards the interest due on a preferred loan, if applicable.

When you repay all or part of a loan, we will increase the portion of the Contract Fund in the investment options by the amount of the loan you repay plus interest credits accrued on the loan since the last transaction date.  We will apply the loan repayment to the investment allocation used for future premium payments as of the loan repayment date.  If loan interest is paid when due, it will not change the portion of the Contract Fund allocated to the investment options.  We reserve the right to change the manner in which we allocate loan repayments.

Withdrawals

You may withdraw a portion of the Contract's Cash Surrender Value without surrendering the Contract, subject to the following restrictions:

(1)	We must receive a request for the withdrawal in Good Order at our Service Office .
(2)
Your Contract’s Cash Surrender Value after the withdrawal may not be less than or equal to zero after deducting (a) any charges associated with the withdrawal and (b) an amount that we estimate will be sufficient to cover two months of Contract Fund deductions.

(3)	The withdrawal amount must be at least $500.
(4)	The Basic Insurance Amount after withdrawals must be at least equal to the minimum Basic Insurance Amount shown in the Contract.
(5)	Your Contract must not be in-force under the provisions of the Overloan Protection Rider.

We may charge an administrative processing fee for each withdrawal of up to $25 .   Currently, we do not charge a fee for withdrawals.  A withdrawal may not be repaid except as a premium subject to the applicable charges.  Upon request, we will tell you how much you may withdraw.  Withdrawal of the Cash Surrender Value may have tax consequences.  See Tax Treatment of Contract Benefits.

Whenever a withdrawal is made, the Death Benefit may immediately be reduced by at least the amount of the withdrawal.  The withdrawal may also decrease the Basic Insurance Amount, which may result in the deduction of a surrender charge.  Withdrawals from Contracts with a Type B Death Benefit or Contracts with a Type C Death Benefit, will not change the Basic Insurance Amount.  However, withdrawals from Contracts with a Type A Death Benefit may require a reduction in the Basic Insurance Amount.  If a decrease in Basic Insurance Amount reduces a Coverage Segment below its surrender charge threshold, a surrender charge may be deducted.  See Surrender Charges.  It is possible a withdrawal from a Contract with a Type A Death Benefit will not decrease the Basic Insurance Amount if the Contract Fund has grown to the point where the base Contract’s Death Benefit has been increased as required by the Internal Revenue Code's definition of life insurance test.  See Tax Treatment of Contract Benefits.

No withdrawal will be permitted from a Contract with a Type A Death Benefit if it would result in a Basic Insurance Amount of less than the minimum Basic Insurance Amount shown under Contract Limitations in your Contract’s data pages.  It is important to note, however, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract.  Before making any withdrawal that causes a decrease in Basic Insurance Amount, you should consult with your tax adviser and your Pruco Life representative.  See Tax Treatment of Contract Benefits.

Currently, we will provide an authorization form if your withdrawal request causes a decrease in Basic Insurance Amount that results in your Contract being classified as a Modified Endowment Contract.  The authorization form will confirm that you are aware of your Contract becoming a Modified Endowment Contract if the transaction is completed.  We will complete the transaction and send a confirmation notice after we receive the completed authorization form in Good Order at a Service Office.

When a withdrawal is made, the Contract Fund is reduced by the withdrawal amount and any charges associated with the withdrawal.  An amount equal to the reduction in the Contract Fund will be withdrawn proportionally from the investment options unless you direct otherwise.  Withdrawal of any portion of the Cash Surrender Value increases the risk that the Contract Fund may be insufficient to provide Contract benefits.  If such a withdrawal is followed by unfavorable investment experience, the Contract may go into default.  Withdrawals may also affect whether a Contract is kept in-force under the No-Lapse Guarantee, since withdrawals decrease your Accumulated Net Payments.  See No-Lapse Guarantee.

Generally, we will pay any withdrawal amount within seven days after all the documents required for such a payment are received in Good Order at a Service Office.  See When Proceeds Are Paid.

A Contract returned during the “free-look” period shall be deemed void from the beginning, and not considered a surrender or withdrawal.

LAPSE AND REINSTATEMENT

We will determine the value of the Contract Fund on each Monthly Date.  If the Contract Fund less any applicable surrender charges is zero or less, the Contract is in default unless it remains in-force under a No-Lapse Guarantee, assuming there are no outstanding loans.  See No-Lapse Guarantee.  Separately, if the Contract Debt ever grows to be equal to or more than the Contract Fund less any applicable surrender charges, the Contract will be in default.  Should this happen, we will send you a notice of default setting forth the payment which we estimate will keep the Contract in-force for three months from the date of default.  A 61-day grace period will begin from the date the notice of default is mailed.  Your payment must be received or postmarked within the 61-day grace period or the Contract will end and have no value.  To prevent your Contract from lapsing, your payment must be in Good Order when received at the Payment Office.  A Contract that lapses with an outstanding Contract loan may have tax consequences.  See Tax Treatment of Contract Benefits.  We reserve the right to change the requirements to reinstate a lapsed Contract.

A Contract that ended in default may be reinstated within five years from the date of default, if the following conditions are met:

(a)	We receive a written request for reinstatement in Good Order at our Service Office ;
(b)	Renewed evidence of insurability is provided on the insured;
(c)
Submission of certain payments sufficient to bring the Contract up to date plus a premium that we estimate will cover all charges and deductions for three months from the date of reinstatement (Please see Appendix A: Contract Variations for information on other Contract Forms);and

(d)	The Insured is living on the date the Contract is reinstated.

The reinstatement date will be the date we approve your request.  We will deduct all required charges from your payment and the balance will be placed into your Contract Fund.  If we approve the reinstatement, we will credit the Contract Fund with an amount equal to the surrender charge applicable as of the date of reinstatement.

TAXES

Tax Treatment of Contract Benefits

This summary provides general information on the federal income tax treatment of the Contract.  It is not a complete statement of what the federal income taxes will be in all circumstances.  It is based on current law and interpretations, which may change.  It does not cover state taxes or other taxes.  It is not intended as tax advice.  You should consult your own tax adviser for complete information and advice.

Treatment as Life Insurance.  The Contract must meet certain requirements to qualify as life insurance for tax purposes.  These requirements include certain definitional tests and rules for diversification of the Contract’s investments.  For further information on the diversification requirements, see Taxation of the Fund in the statement of additional information for the Series Fund.

In order to meet the definition of life insurance rules for federal income tax purposes, the Contract must satisfy one of the two following tests:  (1) Cash Value Accumulation Test or (2) Guideline Premium Test.  At issue, the Contract Owner chooses which of these two tests will apply to their Contract.  This choice cannot be changed thereafter.

Under the Cash Value Accumulation Test, the Contract must maintain a minimum ratio of Death Benefit to cash value. Therefore, in order to ensure that the Contract qualifies as life insurance, the Contract's Death Benefit may increase as the Contract Fund value increases.  The Death Benefit, at all times, must be at least equal to the Contract Fund multiplied by the applicable Attained Age factor. A listing of Attained Age factors can be found on your Contract’s data pages.

Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the Death Benefit.  In addition, there is a minimum ratio of Death Benefit to cash value associated with this test.  This ratio, however, is less than the required ratio under the Cash Value Accumulation Test.  Therefore, the Death Benefit required under this test is generally lower than that of the Cash Value Accumulation Test.

The selection of the definition of life insurance test most appropriate for you is dependent on several factors, including the insured’s age at issue, actual Contract earnings, and whether or not the Contract is classified as a Modified Endowment Contract.  In addition, the Guideline Premium Test is required for the definition of life insurance if you choose to have the Overloan Protection Rider.  See RIDERS - Overloan Protection Rider.  You should consult your own tax adviser for complete information and advice with respect to the selection of the definition of life insurance test.

We believe we have taken adequate steps to insure that the Contract qualifies as life insurance for tax purposes.

Generally speaking, this means that:

•	you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract, or if the Contract lapses or is surrendered, and

•	the Contract's Death Benefit will generally be income tax free to your beneficiary. However, your Death Benefit may be subject to estate taxes, and

•	we may refuse to accept any payment that increases the Death Benefit by more than it increases the Contract Fund.

Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract Owners after advance written notice -- that we deem necessary to insure that the Contract will qualify as life insurance.

The contract may not qualify as life insurance under federal tax law after the Insured has attained  age 100 and may be subject to adverse tax consequences. A tax advisor should be consulted before you choose to continue the contract after the insured reaches age 100.

Pre-Death Distributions.  The tax treatment of any distribution you receive before the insured’s death depends on whether the Contract is classified as a Modified Endowment Contract.

Contracts Not Classified as Modified Endowment Contracts

•
If you surrender the Contract or allow it to lapse, you will be taxed on the amount you received in excess of the premiums you paid less the untaxed portion of any prior withdrawals.  For this purpose, you will be treated as receiving any portion of the Cash Surrender Value used to repay Contract Debt. In other words, you will immediately have taxable income to the extent of gain in the Contract.  Reinstatement of the Contract after lapse will not eliminate the taxable income, which we are required to report to the Internal Revenue Service.  The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

•
Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals.  However, under some limited circumstances, in the first 15 Contract Years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

•	Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.

•
Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax.  However, you should know that the Internal Revenue Service may take the position that the preferred loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and Contract’s crediting rate.  Were the Internal Revenue Service to take this position, we would take reasonable steps to avoid this result, including modifying the Contract’s loan provisions.

Modified Endowment Contracts

•
The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed).  The addition of a rider or an increase in the Basic Insurance Amount may also cause the Contract to be classified as a Modified Endowment Contract if a significant premium is paid in conjunction with an increase or the addition of a rider.  We will notify you if a premium or a change in Basic Insurance Amount would cause the Contract to become a Modified Endowment Contract, and advise you of your options.  You should first consult a tax adviser and your Pruco Life representative if you are contemplating any of these steps.

•
If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income.  An assignment of a Modified Endowment Contract is taxable in the same way.  These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.

•
Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59½, on account of your becoming disabled or as a life annuity.  It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.

•	All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.

Investor Control. Treasury Department regulations do not provide specific guidance concerning the extent to which you may direct your investment in the particular Variable Investment Options without causing you, instead of us, to be considered the owner of the underlying assets.  Because of this uncertainty, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as life insurance for tax purposes.  Any such changes will apply uniformly to affected Contract Owners and will be made with such notice to affected Contract Owners as is feasible under the circumstances.

Withholding.  You must affirmatively elect that no taxes be withheld from a pre-death distribution.  Otherwise, the taxable portion of any amounts you receive will be subject to withholding.  You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number.  You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

Other Tax Considerations.  If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences.  If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences.  Deductions for interest paid or accrued on Contract Debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied.  Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.

Business-Owned Life Insurance.  If a business, rather than an individual, is the owner of the Contract, there are some additional rules.  Business Contract Owners generally cannot deduct premium payments.  Business Contract Owners generally cannot take tax deductions for interest on Contract Debt paid or accrued after October 13, 1995.  An exception permits the deduction of interest on Contract loans on Contracts for up to 20 key persons.  The interest deduction for Contract Debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person.  The corporate alternative minimum tax also applies to business-owned life insurance.  This is an indirect tax on additions to the Contract Fund or Death Benefits received under business-owned life insurance policies.

For business-owned life insurance coverage issued after August 17, 2006, Death Benefits will generally be taxable as ordinary income to the extent it exceeds cost basis.  Life insurance Death Benefits will continue to be generally income tax free if, prior to Contract issuance, the employer provided a prescribed notice to the proposed insured/employee, obtained the employee's consent to the life insurance, and one of the following requirements is met: (a) the insured was an employee at any time during the 12-month period prior to his or her death; (b) the insured was a director or highly compensated employee or individual (as defined in the Code) at the time the Contract was issued; or (c) the Death Benefits are paid to the insured's heirs or his or her designated beneficiaries (other than the employer), either directly as a Death Benefit or received from the purchase of an equity (or capital or profits) interest in the applicable contract holder.  Annual reporting and record keeping requirements will apply to employers maintaining such business-owned life insurance.

Company Taxes

Under current law, we may incur state and local taxes (in addition to premium taxes) in several states.  Currently, these taxes are not significant and they are not charged against the Account.  If there is a material change in the applicable state or local tax laws, we may impose a corresponding charge against the Account.

The earnings of the Account are taxed as part of our operations.  Currently, no charge is being made to the Account for our federal income taxes, other than the 0.75% charge for federal income taxes measured by premiums. Please see Appendix A: Contract Variations for information on other Contract Forms. See Premium Based Administrative Charge.  We periodically review the question of a charge to the Account for our federal income taxes.  We may charge such a fee in the future for any federal income taxes that would be attributable to the Contracts.

In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. We do not pass these tax benefits through to Contract Owners with investments in Separate Account assets because (i) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the Contract.

DISTRIBUTION AND COMPENSATION

Pruco Securities, LLC (“Pruco Securities”), an indirect wholly-owned subsidiary of Prudential Financial, acts as the principal underwriter of the Contract.  Pruco Securities, organized on September 22, 2003 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (FINRA). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.)  Pruco Securities’ principal business address is 751 Broad Street, Newark, New Jersey 07102.  Pruco Securities serves as principal underwriter of the individual variable insurance Contracts issued by us.  The Contract is sold by registered representatives of Pruco Securities who are also our appointed insurance agents under state insurance law.  The Contract may also be sold through other broker-dealers authorized by Pruco Securities and applicable law to do so.  Pruco Securities received gross distribution revenue for its variable life insurance products of $97,551,382 in 2015, $81,216,863 in 2014, and $58,142,132 in 2013.  Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts.  However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives.  Pruco Securities retained compensation of $2,464,259 in 2015, $2,359,868 in 2014, and $2,192,800 in 2013.  Pruco Securities offers the Contract on a continuous basis.

Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Exchange Act and/or entities that are exempt from such registration (“firms”) according to one or more schedules.  The individual representative will receive all or a portion of the compensation, depending on the practice of the firm.   Compensation is based on a premium value referred to as the Commissionable Target Premium.  The Commissionable Target Premium is equal to the first year's surrender charge (which is found in your Contract data pages) divided by the Percentage of Sales Load Target Premium at start of year one from the table in the Surrender Charges section of this prospectus.  The Commissionable Target Premium will vary by issue age, sex, smoker/nonsmoker, substandard rating class, and any riders selected by the Contract Owner.  For Type B Death Benefit Contracts, the Commissionable Target Premium, Sales Load Target Premium and Surrender Charge Target Premiums will vary from Contracts with Type A or Type C Death Benefit.  Please see Appendix A: Contract Variations for information on other Contract Forms.

Broker-dealers will receive compensation of up to 122% of premiums received in the first 24 months following the Contract Date on total premiums received since issue up to the first year’s Commissionable Target Premium, up to 4.2% on premiums received in excess of the first year's Commissionable Target Premium.  Broker-dealers will receive compensation up to 6% of the Commissionable Target Premium received in Contract Years two through four and up to 4% of the Commissionable Target Premium received in years five through 10.  Moreover, broker-dealers will receive compensation up to 3% on premiums received in years two through four and up to 2.5% on premiums received in years five through 10 to the extent that premiums paid in any year exceed the Commissionable Target Premium.  Please see Appendix A: Contract Variations for information on other Contract Forms.

If the Basic Insurance Amount is increased, broker-dealers will receive compensation of up to 122% on premiums received up to the Commissionable Target Premium for the increase received in the first 12 months following the effective date of the increase, up to 6% of premiums received in years two through four, and up to 4% on premiums received in years five through 10 up to the Commissionable Target Premium for the increase.  Moreover, broker-dealers will receive compensation of up to 5% on premiums received in year one, and up to 3% on premiums received in years two through four, and up to 2.5% on premiums received in years five through 10 following the effective date of the increase to the extent that premiums paid in any year exceed the Commissionable Target Premium.

Pruco Securities registered representatives who sell the Contract are also our life insurance agents, and may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer such as conferences, trips, prizes and awards, subject to applicable regulatory requirements.  In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.

In addition, in an effort to promote the sale of our variable products (which may include the placement of our Contracts on a preferred or recommended company or product list and/or access to a broker-dealer’s registered representatives), we or Pruco Securities may enter into compensation arrangements with certain broker-dealer firms authorized by Pruco Securities to sell the Contract, or branches of such firms, with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing and/or administrative and/or other services they provide to us or our affiliates.  To the extent permitted by applicable rules, laws, and regulations, Pruco Securities may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.  These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms.  You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different Contract that is not eligible for these compensation arrangements.

A list of the names of the firms (or their affiliated broker/dealers) that we are aware of (as of December 31, 2015) that received payment or accrued a payment amount with respect to variable product business during 2015 may be found in the Statement of Additional Information.  The least amount of cash compensation paid or accrued and the greatest amount paid or accrued during 2015 were $1.00 and $9,388,927, respectively.

While compensation is generally taken into account as an expense in considering the charges applicable to a variable life insurance product, any such compensation will be paid by us, and will not result in any additional charge to you or to the Separate Account.  Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

In addition, we or our affiliates may provide such compensation, payments and/or incentives to firms arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.

LEGAL PROCEEDINGS

Pruco Life is subject to legal and regulatory actions in the ordinary course of our business.  Pending legal and regulatory actions include proceedings specific to Pruco Life and proceedings generally applicable to business practices in the industry in which we operate.  Pruco Life may be subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers.  Pruco Life may also be subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Pruco Life, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus.  In some of Pruco Life’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages.  The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

Pruco Life establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated.  For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed.  As of December 31, 2015, the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable.  Pruco Life reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

Pruco Life’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted.  It is possible that Pruco Life’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period.  In light of the unpredictability of Pruco Life’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Pruco Life’s financial position.  Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of Pruco Securities to perform its contract with the Separate Account; or Pruco Life's ability to meet its obligations under the Contracts.

FINANCIAL STATEMENTS

Our audited consolidated financial statements are shown in the Statement of Additional Information to this prospectus and should be considered only as bearing upon our ability to meet its obligations under the Contract.

The Account’s audited financial statements are available in the Statement of Additional Information to this prospectus.

ADDITIONAL INFORMATION

We have filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus.  This prospectus does not include all the information set forth in the registration statement.  Certain portions have been omitted pursuant to the rules and regulations of the SEC.  The omitted information may, however, be obtained from the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549, or by telephoning (202) 551-8090, upon payment of a prescribed fee.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household ("householding"), in lieu of sending a copy to each Contract Owner that resides in the household.  You should be aware that you can revoke or "opt out" of householding at any time by calling 1-877-778-5008.

Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Pruco Life delivers this prospectus to contract owners that reside outside of the United States.

You may contact us for further information at the address and telephone number inside the front cover of this prospectus. For service or questions about your Contract, please contact our Service Office at the phone number on the back cover or at P.O. Box 7390, Philadelphia, Pennsylvania 19176.

Cyber Security Risks
We provide more information about cyber security risks associated with this Contract in the Statement of Additional Information.

DEFINITIONS OF SPECIAL TERMS
USED IN THIS PROSPECTUS

Accumulated Net Payments - The actual premium payments you make, accumulated at an effective annual rate of 4%, less any withdrawals you make, also accumulated at an effective annual rate of 4%.

Attained Age - The insured's age on the Contract Date plus the number of years since then.  For any Coverage Segment effective after the Contract Date, the insured's Attained Age is the issue age of that segment plus the length of time since its effective date.

Basic Insurance Amount - The total amount of life insurance as shown in the Contract, including any applicable increases, and no riders.

Cash Surrender Value - The amount payable to the Contract Owner upon surrender of the Contract.  It is equal to the Contract Fund minus any Contract Debt and minus any applicable surrender charge.  Also referred to in the Contract as “Net Cash Value.”

Contract - The variable universal life insurance Contract described in this prospectus.

Contract Anniversary - The same date as the Contract Date in each later year.

Contract Date -The date the Contract is effective, as specified in the Contract.

Contract Debt - The principal amount of all outstanding loans plus any interest accrued thereon.

Contract Fund - The total amount credited to a specific Contract.  On any date it is equal to the sum of the amounts in all the Variable Investment Options and the Fixed Rate Option, and the principal amount of any Contract Debt plus any interest earned thereon.

Contract Owner - You.  Unless a different owner is named in the application, the owner of the Contract is the insured.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.  For any Coverage Segment representing an increase, “Contract Year” is a year that starts on the effective date of the increase (referred to as “Target year” in the Contract).

Coverage Segment - The Basic Insurance Amount at issue is the first Coverage Segment.  For each increase in Basic Insurance Amount, a new Coverage Segment is created for the amount of the increase.

Death Benefit - If the Contract is not in default, this is the amount we will pay upon the death of the insured, assuming no Contract Debt.

Fixed Rate Option - An investment option under which interest is accrued daily at a rate that we declare periodically, but not less than an effective annual rate of 1%.  Also referred to in the Contract as fixed investment option.

Fund/Portfolio/Variable Investment Options - These are terms that may be used interchangeably and represent the underlying investments held in the Separate Account which you may select for your Contract.

Good Order - An instruction utilizing such forms, signatures, and dating as we require, which is sufficiently clear and complete and for which we do not need to exercise any discretion to follow such instructions.

Limited No-Lapse Guarantee Premiums - Premiums that, if paid at the beginning of each Contract Year, will keep a Type A or a Contract with a Type B (variable) Death Benefit in-force until the insured's Attained Age 75, or if later, during the first 10 Contract Years, regardless of investment performance and assuming no loans or withdrawals.  Please see Appendix A: Contract Variations for information on other Contract Forms.

Lifetime No-Lapse Guarantee Premiums - Premiums that, if paid at the beginning of each Contract Year, will keep a Type A or a Contract with a Type B (variable) Death Benefit in-force for the lifetime of the insured, regardless of investment performance and assuming no loans or withdrawals.

Monthly Date - The Contract Date and the same date in each subsequent month.

No-Lapse Guarantee - Sufficient premium payments, on an accumulated basis, will guarantee that your Contract will not lapse for a specified duration and a Death Benefit will be paid upon the death of the insured, regardless of investment experience and assuming no loans or withdrawals.  See No-Lapse Guarantee.

Payment Office - The office at which we process premium payments, loan payments, and payments to bring your Contract out of default.  Your correspondence will be picked up at the address on your bill to which you are directed to send these payments and then delivered to our Payment Office.  For items required to be sent to our Payment Office, your correspondence is not considered received by us until it is received at our Payment Office.  Where this Prospectus refers to the day when we receive a premium payment, loan payment or a payment to bring your Contract out of default, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Payment Office.  There are two main exceptions: if the item is received at our Payment Office (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

Pruco Life Insurance Company - Pruco Life, us, we, our.  The company offering the Contract.

Sales Load Target Premium - A premium that is used to determine sales load based on issue age and rating class of the insured, and any extra risk charges or riders, if applicable.

Separate Account - Amounts under the Contract that are allocated to the Fund held by us in a Separate Account called the Pruco Life Variable Universal Account (the "Account" or the "Registrant").  The Separate Account is set apart from all of our  general assets.  Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Pruco Life Insurance Company conducts.

Service Office - The office at which we process allocation change requests, withdrawal requests, surrender requests, transfer requests, ownership change requests and assignment requests.  Correspondence with our Service Office should be sent to P.O. Box 7390, Philadelphia, Pennsylvania 18176. Your correspondence will be picked up at this address and then delivered to our Service Office.  For requests required to be sent to our Service Office, your request is not considered received by us until it is received at our Service Office.  Where this Prospectus refers to the day when we receive a request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Service Office or via the appropriate telephone number, fax number, or website if the item is a type we accept by those means.  There are two main exceptions: if the request is received (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

Short Term No-Lapse Guarantee Premiums -Premiums that, if paid at the beginning of each Contract Year, will keep the Contract in-force during the first eight Contract Years (six Contract Years for issue ages 60 and above), regardless of investment performance and assuming no loans or withdrawals. Please see Appendix A: Contract Variations for information on other Contract Forms.

Valuation Period - The period of time from one determination of the value of the amount invested in a Variable Investment Option to the next. Such determinations are made when the net asset values of the Variable Investment Options are calculated, which would be as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time).

To Learn More About PruLife® Custom Premier II

The Statement of Additional Information (SAI) is legally a part of this prospectus, both of which are filed with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, Registration No. 333-112808.  The SAI contains additional information about the Pruco Life Variable Universal Account.  All of these filings can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the Commission at (202) 551-8090.  The SEC also maintains a Web site (http://www.sec.gov) that contains the PruLife® Custom Premier II SAI, material incorporated by reference, and other information about us.  Copies of these materials can also be obtained, upon payment of duplicating fees, from the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549.

You can call us at 1-800-944-8786 to ask us questions, request information about the Contract, and obtain copies of the SAI, and personalized illustrations, without charge, or other documents.  You can also view the SAI located with the prospectus at www.prudential.com/eprospectus, or request a copy by writing to us at:

Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey  07102

Investment Company Act of 1940: Registration No. 811-05826

Appendix A: Contract Variations

Your Contract's options, features, riders and charges may vary depending on the Contract form number. This Appendix reflects Contract variations that differ from the Contract version that may have been in effect at the time your Contract was issued. Please contact your Pruco Life representative for more information about the particular variations that apply to your Contract form number. Your Contract's form number is located in the lower left hand corner on the first page of your Contract. If you purchased your contract prior to October 7, 2013, a description of contract variations that may apply to you is contained in this appendix for VUL-2008 (offered approximately 5/1/2008 - 10/6/2013), VUL-2005 (offered approximately 10/17/2005 - 4/30/2008), and VUL-2004 (offered approximately 5/17/2004 - 10/16/2005). The Contract may have been available in your state past the approximate end date indicated based on when your state approved the Contract.

VUL-2008 Contract

Section Headings	Variation
The Fixed Rate Option	The Fixed Rate Option declared rate of interest will never be lower than an effective annual rate of 3%.
Sales Load Charges	Sales Load charges are:
	Years 1 - 4	Years 5 - 10
Up to Sales Load Target Premium	4%	3%
In Excess of Sales Load Target Premium	3.5%	2.5%
Premium Based Administrative Charge	Currently the charge for Premium Based Administrative Charge is a total of 3.75% of the premiums received. The portion for federal income taxes is currently 1.25% of the premium.
Cost of Insurance	The maximum COI rates are based on the 2001 CSO Mortality Tables. COI charges range from $0.02 to $ 83.34 per $1,000 of net amount at risk.
Monthly Deductions from the Contract Fund
 (a) (2) The second part of the administrative fee is currently an amount per $1,000 of the Basic Insurance Amount for the first six Contract Years and zero thereafter.  The fee varies by issue age, sex, and smoker/non-smoker status.  It also varies by substandard ratings.

The following tables provide sample per $1,000 rates:

Administrative Charge:  Per $1,000 rates
Issue Age	Male Nonsmoker	Male Smoker	Female Nonsmoker	Female Smoker
35	$0.18	$0.24	$0.14	$0.17
45	$0.29	$0.33	$0.23	$0.28
55	$0.48	$0.58	$0.36	$0.44
65	$0.88	$1.10	$0.70	$0.80

 (b) The highest charge per thousand is $1.50 and applies to male, smokers above age 74 at certain rating classes.  The lowest charge per thousand is $0.06 and applies to females age 0-09.

Currently, no charge is being made to the Account for our federal income taxes, other than the 1.25% charge for federal income taxes measured by premiums.

Charges After Age 121	Beginning on the first Contract Anniversary on or after the insured’s 121st birthday, we will no longer accept premiums or deduct monthly charges from the Contract Fund.
Charges for Optional Rider Coverage
Enhanced Disability Benefit Rider   - We deduct a monthly charge for this rider, which provides a monthly benefit amount to the Contract Fund while the insured is totally disabled.  The current charge is based on issue age, issue date, sex, and underwriting class of the insured.  The charge ranges from 7.08% to 12.17% of the monthly benefit amount and is charged until the first Contract Anniversary on or after the insured’s 60th birthday.  The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.

Target Term Rider	Target Term Rider is not available.
Types of Death Benefit
If you choose a Contract with a Type C (return of premium) Death Benefit, the Death Benefit is generally equal to the Basic Insurance Amount plus the total premiums paid into the Contract, less withdrawals, accumulated at a chosen interest rate.  The interest rate can be between 0% and 8%; in ½% increments.

No-Lapse Guarantee	The Short Term No-Lapse Guarantee period is 8 years after issue (6 years for ages 60 and older). The Limited No-Lapse Guarantee period lasts until the later to occur of Attained Age 75 or 10 years after issue. The Lifetime No-Lapse Guarantee period requires payments of the Lifetime No-Lapse Guarantee Premium to Attained Age 121.

The following table provides sample Short Term No-Lapse, Limited No-Lapse, and Lifetime No-Lapse Guarantee Premiums (to the nearest dollar).  The examples assume:  (1) the insured is a male, Preferred Best, with no extra risk or substandard ratings; (2) a $250,000 Basic Insurance Amount; (3) no extra benefit riders have been added to the Contract; and (4) the Cash Value Accumulation Test has been elected for definition of life insurance testing.

i

Illustrative Annual Premiums
Age of insured at issue	Type of Death Benefit Chosen	Short Term No- Lapse Guarantee Premium	Limited No-Lapse Guarantee Premium	Lifetime No-Lapse Guarantee Premium
40	Type A	$1,338	$2,138	$4,765
40	Type B	$1,340	$2,220	$14,185
40	Type C	$1,340	N/A	N/A
60	Type A	$4,878	$6,458	$12,963
60	Type B	$4,900	$6,510	$33,195
60	Type C	$4,900	N/A	N/A
80	Type A	$16,203	$37,385	$47,235
80	Type B	$22,353	$41,788	$83,015
80	Type C	N/A	N/A	N/A

Increases in Basic Insurance Amount	The maximum COI rates for a Coverage Segment representing an increase in Basic Insurance Amount are based upon 2001 CSO Mortality Tables.
Loans
There is no minimum loan amount.

We charge interest at an effective annual rate of 4% for standard loans.

A portion of any amount you borrow on or after the 10th Contract Anniversary may be considered a preferred loan. The maximum preferred loan amount is the total amount you may borrow minus the total net premiums paid (net premiums equal premiums paid less total withdrawals, if any).  If the net premium amount is less than zero, we will, for purposes of this calculation, consider it to be zero.  On the 10th Contract Anniversary and each Contract Anniversary thereafter, if the insured is living and the Contract is not in default, any existing loan amount will automatically be converted to a preferred loan to the extent that there is a preferred loan amount available.  Preferred loans are charged interest at an effective annual rate of 3.10%.

While a loan is outstanding, the amount that was transferred will continue to be treated as part of the Contract Fund.  It will be credited with interest at an effective annual rate of 3%.

Distribution and Compensation
Type A, B, and C Death Benefits have the same Commissionable Target Premium, Sales Load Target Premium and Surrender Charge Target Premiums.

Broker-dealers will also receive compensation in years two and beyond of up to 0.25% of the Contract Fund, net of Contract Debt.

VUL-2005 Contracts

Section Headings	Variation
The Fixed Rate Option	The Fixed Rate Option declared rate of interest will never be lower than an effective annual rate of 3%.
Sales Load Charges
	Years 1 - 4	Years 5 - 10
Up to Sales Load Target Premium	4%	3%
In Excess of Sales Load Target Premium	3.5%	2.5%

Paying more than the Sales Load Target Premium in any of the first 10 Contract Years could reduce your total sales load.  For example, assume that a Contract with no riders or extra insurance charges, has a Sales Load Target Premium of $884.00 and the Contract Owner would like to pay 10 premiums.  If you paid $1,768 (two times the amount of the Sales Load Target Premium) in every other Contract Year up to the ninth year (i.e. in years 1, 3, 5, 7, 9), the total sales load charge would be $278.46.  If you paid $884.00 in each of the first 10 Contract Years, the total sales load would be $300.56.

Premium Based Administrative Charge	Currently the charge for Premium Based Administrative Charge is a total of 3.75% of the premiums received. The portion for federal income taxes is currently 1.25% of the premium.
Cost of Insurance	The maximum COI rates are based on the 1980 CSO Mortality Tables. Our current COI charges range from $0.06 to $83.34 per $1,000 of net amount at risk.
Monthly Deductions from the Contract Fund
 (a)  (2) The second part of the administrative fee is currently an amount per $1,000 of the Basic Insurance Amount for the first six Contract Years and zero thereafter.  The fee varies by issue age, sex, and smoker/non-smoker status.  It also varies by substandard ratings.
The following tables provide sample per $1,000 rates:

Administrative Charge:  Per $1,000 rates
Issue Age	Male Nonsmoker	Male Smoker	Female Nonsmoker	Female Smoker
35	$0.16	$0.22	$0.12	$0.15
45	$0.27	$0.31	$0.21	$0.26
55	$0.48	$0.58	$0.36	$0.44
65	$0.88	$1.10	$0.70	$0.80

 (b) The highest charge per thousand is $1.40 and applies to male, smokers above age 74 at certain rating classes.  The lowest charge per thousand is $0.04 and applies to females age 0-14.

Currently, no charge is being made to the Account for our federal income taxes, other than the 1.25% charge for federal income taxes measured by premiums.

Surrender Charges	The chart below shows maximum percentages for all ages at the beginning of the first Contract Year and the end of the last Contract Year that a surrender charge may be payable.

Issue Age	Percentage of Sales Load Target Premium, less premiums for riders, at start of year 1	Reduces to zero at the end of year
0-49	100%	10
50-60	90%	10
61-65	65%	10
66 and above	55%	10
Transaction Charges
In addition to the Transaction Charges described in the prospectus, we may charge a transaction fee of up to $25 for any change in the rider coverage amount for Contracts with Target Term Rider. Currently, we do not charge for a change in the rider coverage amount.

Charges After Age 121	We will no longer accept premiums or deduct monthly charges from the Contract Fund after age 100.

Charges for Optional Rider Coverage
Enhanced Disability Benefit Rider - We deduct a monthly charge for this rider, which provides a monthly benefit amount to the Contract Fund while the insured is totally disabled.  The current charge is based on issue age, issue date, sex, and underwriting class of the insured.  The charge ranges from 7.08% to 12.17% of the monthly benefit amount and is charged until the first Contract Anniversary on or after the insured’s 60th birthday.  The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.

Target Term Rider - We may deduct a monthly charge for the administration of this rider, which provides a flexible term insurance benefit to Attained Age 100 on the life of the insured.  We currently deduct a COI charge for this rider, which ranges from $0.01 to $83.34 per $1,000 of rider Death Benefit, which is generally lower than the COI charge per $1,000 deducted for the Basic Insurance Amount, and is based on rider coverage duration, issue age, issue date, sex, and underwriting class of the insured.  We currently do not deduct the monthly charge for the administration of this rider.

Target Term Rider	Target Term Rider is available. See Target Term Rider details below.
Other Riders
In addition to the Rider information described in the prospectus, the following may apply:

Target Term Rider - See Target Term Rider details below.

Overloan Protection Rider - The following eligibility requirement must be met to exercise the Overloan Protection Rider:

Contract Debt must exceed the Basic Insurance Amount (Target Term Rider plus Basic Insurance Amount if you have a Target Term Rider).

Enhanced Disability Rider – The Enhanced Disability Rider is not available on Contracts with the Target Term Rider.

Livings Needs Benefit – The Living Needs BenefitSM does not apply to the portion of the Death Benefit that is attributable to the Target Term Rider.

Requirements for Issuance of a Contract
In addition to the Requirements for Issuance of a Contract information described in the prospectus, the following may apply:

Currently, the minimum Basic Insurance Amount for Contracts without a Target Term Rider is $75,000 ($50,000 for insureds below the issue age of 18, $100,000 for insureds issue ages 76-80, and $250,000 for insureds issue ages 81 and above).

Premiums
In addition to the Premiums information described in the prospectus, the following may apply:

Minimum Initial Premium

The minimum initial premium is equal to 9% of the Limited No-Lapse Guarantee Premium, including all extras, riders, and Enhanced Disability Benefit premium for Contracts with Type A (fixed) and Type B (variable) Death Benefits without the Target Term Rider.  The minimum initial premium is equal to 9% of the Short Term No-Lapse Guarantee Premium for Contracts with Type A (fixed) and Type B (variable) Death Benefits with the Target Term Rider benefit and all Contracts with Type C (return of premium) Death Benefit.

Types of Death Benefit
In addition to the Types of Death Benefit information described in the prospectus, the following may apply: Contract Owners of Contracts with a Type A Death Benefit should note that any withdrawal may result in a reduction of the Basic Insurance Amount, a reduction in the Target Term Rider coverage amount, and the deduction of any applicable surrender charges.

If you choose a Contract with a Type C (return of premium) Death Benefit, the Death Benefit is generally equal to the Basic Insurance Amount plus the total premiums paid into the Contract, less withdrawals, accumulated at a chosen interest rate.  The interest rate can be between 0% and 8%; in ½% increments.

In addition to the Types of Death Benefit information described in the prospectus, the following may apply: The Type C Limiting Amount would be the sum of the initial Basic Insurance Amount plus any initial Target Term Rider coverage amount.

No-Lapse Guarantee
 The Short Term No-Lapse Guarantee period is 7 years after issue (5 years for ages 60 and older).  The Limited No-Lapse Guarantee period is the later to occur of Attained Age 70 or 10 years after issue.  The Lifetime No-Lapse Guarantee period requires premium payments to Attained Age 100.

In addition to the No-Lapse Guarantee information described in the prospectus, the following may apply: A Contract with a Target Term Rider will only have a Short Term No-Lapse Guarantee available.

The following table provides sample Short Term No-Lapse, Limited No-Lapse, and Lifetime No-Lapse Guarantee Premiums (to the nearest dollar).  The examples assume:  (1) the insured is a male, Preferred Best, with no extra risk or substandard ratings; (2) a $250,000 Basic Insurance Amount; (3) no extra benefit riders have been added to the Contract; and (4) the Cash Value Accumulation Test has been elected for definition of life insurance testing.

Illustrative Annual Premiums
Age of insured at issue	Type of Death Benefit Chosen	Short Term No- Lapse Guarantee Premium	Limited No-Lapse Guarantee Premium	Lifetime No-Lapse Guarantee Premium
40	Type A	$1,338	$2,138	$4,765
40	Type B	$1,340	$2,220	$14,185
40	Type C	$1,340	N/A	N/A
60	Type A	$4,878	$6,458	$12,963
60	Type B	$4,900	$6,510	$33,195
60	Type C	$4,900	N/A	N/A
80	Type A	$16,203	$37,385	$47,235
80	Type B	$22,353	$41,788	$83,015
80	Type C	N/A	N/A	N/A

Increases in Basic Insurance Amount	The maximum COI rates for a Coverage Segment representing an increase in Basic Insurance Amount are based upon 1980 CSO Mortality Tables.
Loans
The minimum loan amount you may borrow is generally $500, but may be lower in some states.

We charge interest at an effective annual rate of 4% for standard loans.

A portion of any amount you borrow on or after the 10th Contract Anniversary may be considered a preferred loan. The maximum preferred loan amount is the total amount you may borrow minus the total net premiums paid (net premiums equal premiums paid less total withdrawals, if any).  If the net premium amount is less than zero, we will, for purposes of this calculation, consider it to be zero.  On the 10th Contract Anniversary and each Contract Anniversary thereafter, if the insured is living and the Contract is not in default, any existing loan amount will automatically be converted to a preferred loan to the extent that there is a preferred loan amount available.  Preferred loans are charged interest at an effective annual rate of 3.10%.

While a loan is outstanding, the amount that was transferred will continue to be treated as part of the Contract Fund.  It will be credited with interest at an effective annual rate of 3%.

Lapse and Reinstatement
Any Contract Debt must be restored with interest to date, or paid back. If the Contract Debt is restored and the debt with interest would exceed the loan value of the reinstated Contract, the excess must be paid to us before reinstatement;

Distribution and Compensation
In addition to the Distribution and Compensation information described in the prospectus, the following may apply: The Commissionable Target Premium is equal to the first year's surrender charge (which is found in your Contract Data pages) divided by the Percentage of Sales Load Target Premium at start of year one from the table in the Surrender Charges section of this prospectus, plus the premium for any riders other than the Target Term Rider.  The Commissionable Target Premium will vary by issue age, sex, smoker/nonsmoker, substandard rating class, and any riders selected by the Contract Owner, with the exception of the Target Term Rider.

Type A, B, and C Death Benefits have the same Commissionable Target Premium, Sales Load Target Premium and Surrender Charge Target Premiums.

In addition to the Distribution and Compensation information described in the prospectus, the following may apply: We pay significantly lower compensation on a Contract with a Target Term Rider than on a Contract without the Target Term Rider that has the same initial Death Benefit and premium payments because the Target Term Rider is not used in the determination of the Commissionable Target Premium.

Broker-dealers will also receive compensation in years two and beyond of up to 0.25% of the Contract Fund, net of Contract Debt.

v

Riders

Target Term Rider (Available only with Contract Form VUL-2004 and Contract Form VUL-2005).

The Target Term Rider (TTR) provides a flexible term insurance benefit to Attained Age 100 on the life of the insured and cannot be added after the contract is issued.  TTR is only available if your contract has a Basic Insurance Amount of $100,000 of more.  If you elect to have the TTR, you specify the amount of TTR coverage you desire.  The minimum amount is $5,000 and the maximum amount is four times the Contract's Basic Insurance Amount at issue or at the time of a TTR increase.  This amount is called the rider coverage amount and is the maximum Death Benefit payable under the rider.  The Basic Insurance Amount and the rider death benefit, combined, must be equal to a minimum total insurance amount of $250,000.  For example, if your contract has a Basic Insurance Amount of $100,000, the rider coverage amount must be at least $150,000.  After issue, while the rider is in-force, you may increase the rider coverage amount, subject to a minimum increase amount of $25,000 and underwriting requirements we determine.  You may also decrease your rider coverage amount after issue, subject to a minimum amount of $10,000 per decrease.  However, we will not reduce the rider coverage amount below $5,000, unless you request to discontinue your TTR coverage.

At issue, the rider coverage amount and the rider death benefit are the same.  However, the rider death benefit fluctuates as the base Contract's Death Benefit changes under the circumstances described below.  If the Contract Fund has grown to the point where the base Contract’s Death Benefit begins to vary as required by the Internal Revenue Code's definition of life insurance, the rider death benefit will decrease (or increase) dollar for dollar as the base Contract’s Death Benefit increases (or decreases).

In the graph below, the rider coverage amount is $500,000 until year 16.
·	From year 1 to 9, the rider death benefit is $500,000 and the Basic Insurance amount is $500,000, so the total coverage amount is $1,000,000.
·
In year 10, the rider death benefit drops to $450,000 as the Basic Insurance Amount rises to $550,000 and the total coverage amount remains $1,000,000.  The rider death benefit will never increase beyond the rider coverage amount.

·	In year 16, the rider death benefit drops to $0 and the Basic Insurance Amount starts to increase.
·	By year 20, the Basic Insurance amount and total coverage amount have increased to $1,464,000 in this example and the rider death benefit is $0.

 If you have a Type A Death Benefit and you take a withdrawal, the rider coverage amount may require a reduction, if the Death Benefit was increased to meet the definition of life insurance.

Some of the factors outlined below impact the financial performance of a Contract, including the amount of the Contract's cash value and Death Benefit.  It is important that you ask your Pruco Life representative to provide illustrations based on different combinations of Basic Insurance Amount and rider coverage amount.  You and your Pruco Life representative can then discuss how these combinations may address your objectives.

·	We do not apply a surrender charge to the TTR.
·	We currently do not deduct the monthly administrative charge for the TTR.
·	The Sales Load Target Premium is lower for a Contract with a TTR than for a Contract without TTR if it has the same Death Benefit, and this results in a lower current sales expense charge.
·	The current Cost of Insurance charge per $1,000 for the TTR is generally lower than the Cost of Insurance charge per $1,000 for the Basic Insurance Amount.
·
A Contract with a TTR offers the potential for lower cash values and Death Benefits than a Contract without TTR that has the same total Death Benefit if we raise our current charges to the maximum contractual level.

·	The No-Lapse Guarantee for Contracts issued with a TTR is limited to seven years (five years for issue ages of 60 or above).
·	The Accidental Death Benefit and the Living Needs BenefitSM does not apply to any portion of the Death Benefit attributable to TTR.
·	The Enhanced Disability Benefit is unavailable on Contracts with a TTR.
·	We pay significantly lower commissions on a Contract with a TTR than on a Contract without TTR that has the same initial Death Benefit and premium payments.

VUL-2004 Contracts

The variations for VUL-2004 Contracts are the same as VUL-2005 Contracts except for the following:

Section Headings	Variation
Sales Load Charges
Years 1 - 10
Up to Sales Load Target Premium 4%
In Excess of Sales Load Target Premium 2%

Paying more than the Sales Load Target Premium in any of the first 10 Contract Years could reduce your total sales load. For example, assume that a Contract with no riders or extra insurance charges, has a Sales Load Target Premium of $884.00 and the Contract Owner would like to pay 10 premiums. If you paid $1,768 (two times the amount of the Sales Load Target Premium) in every other Contract Year up to the ninth year (i.e. in years 1, 3, 5, 7, 9), the total sales load charge would be $265.20. If you paid $884.00 in each of the first 10 Contract Years, the total sales load would be $353.60.

Surrender Charges	The chart below shows maximum percentages for all ages at the beginning of the first Contract Year and the end of the last Contract Year that a surrender charge may be payable.

Issue Age	Percentage of Sales Load Target Premium, less premiums for riders, at start of year 1	Reduces to zero at the end of year
0-45	90%	10
46-48	90%	9
49	90%	8
50-52	75%	8
53-55	75%	7
56-60	75%	5
61-63	45%	5
64-65	45%	4
66-67	40%	4
68 and above	40%	3

Charges for Optional Rider Coverage
Enhanced Disability Benefit Rider - We deduct a monthly charge for this rider, which provides a monthly benefit amount to the Contract Fund while the insured is totally disabled.  The current charge is based on issue age, issue date, sex, and underwriting class of the insured.  It ranges from 7.08% to 10.40% of the monthly benefit amount and is charged until the first Contract Anniversary on or after the insured’s 60th birthday.  The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.

Target Term Rider - We may deduct a monthly charge for the administration of this rider, which provides a flexible term insurance benefit to Attained Age 100 on the life of the insured.  We currently deduct a COI charge for this rider, which ranges from $0.02 to $83.34 per $1,000 of rider Death Benefit, which is generally lower than the COI charge per $1,000 deducted for the Basic Insurance Amount, and is based on rider coverage duration, issue age, issue date, sex, and underwriting class of the insured.  We currently do not deduct the monthly charge for the administration of this rider.

Requirements for Issuance of a Contract	The Contract may be issued on insureds through age 90 for Contracts with Type A (fixed) and Type B (variable) Death Benefits.
No-Lapse Guarantee	The following table provides sample Short Term No-Lapse, Limited No-Lapse, and Lifetime No-Lapse Guarantee Premiums (to the nearest dollar). The examples assume: (1) the insured is a male, Preferred Best, with no extra risk or substandard ratings; (2) a $250,000 Basic Insurance Amount; (3) no extra benefit riders have been added to the Contract; and (4) the Cash Value Accumulation Test has been elected for definition of life insurance testing.

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Illustrative Annual Premiums
Age of insured at issue	Type of Death Benefit Chosen	Short Term No-Lapse Guarantee Premium	Limited No-Lapse Guarantee Premium	Lifetime No-Lapse Guarantee Premium
40	Type A	$1,125	$2,138	$4,765
40	Type B	$1,210	$2,220	$14,185
40	Type C	$1,210	N/A	N/A
60	Type A	$3,363	$7,158	$12,963
60	Type B	$4,415	$7,218	$33,195
60	Type C	$4,415	N/A	N/A
80	Type A	$16,203	$39,345	$47,235
80	Type B	$22,353	$43,980	$83,015
80	Type C	N/A	N/A	N/A

PART B:

INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

The date of this Statement of Additional and of the related prospectuses is May 1, 2016.

Pruco Life Variable Universal Account (the Account)
Pruco Life Insurance Company

PruLife® Custom Premier II

VARIABLE UNIVERSAL LIFE INSURANCE CONTRACTS

This Statement of Additional Information is not a prospectus.  Please review the PruLife® Custom Premier II prospectus (the “prospectus”), which contains information concerning the Contracts described above.  You may obtain a copy of the prospectus without charge by calling us at 1-800-944-8786.  You can also view the Statement of Additional Information located with the prospectus at www.prudential.com/eprospectus, or request a copy by writing to us.  The defined terms used in this Statement of Additional Information are as defined in the prospectus.

 Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102

GENERAL INFORMATION AND HISTORY

Description of Pruco Life Insurance Company

Pruco Life Insurance Company ("Pruco Life", “us”, “we”, or “our”) is a stock life insurance company founded on December 23, 1971, under the laws of the state of Arizona.  It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.  Pruco Life’s principal Executive Office is located at 213 Washington Street, Newark, New Jersey 07102.

Control of Pruco Life Insurance Company

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded on October 13, 1875, under the laws of the state of New Jersey.  Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”), a New Jersey insurance holding company for financial services businesses offering a wide range of insurance, investment management, and other financial products and services.  The Principal Executive Office of Prudential and Prudential Financial is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102.

As Pruco Life’s ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential.  However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the Contract.

State Regulation

Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition.  It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions, a separate statement with respect to the operations of all of its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

Records

We maintain all records and accounts relating to the Account at our Principal Executive Office.  As presently required by the Investment Company Act of 1940, as amended, and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.

Services and Third Party Administration Agreements

Pruco Life and Prudential have entered into a Service Agreement pursuant to which Prudential furnishes to Pruco Life various services, including preparation, maintenance, and filing of accounts, books, records, and other documents required under federal or state law, and various other accounting, administrative, and legal services, which are customarily performed by the officers and employees of Prudential.  Pruco Life reimburses Prudential for its costs in providing such services.  Under this Agreement, Pruco Life has reimbursed Prudential $115,795,950 in 2015, $86,644,753 in 2014, and $46,570,355 in 2013, of which the life business accounted for $35,996,482, $23,446,978, and $5,619,900, respectively .

Under this Agreement, Prudential furnishes Pruco Life the same administrative support services that it provides in the operation of its own business with regard to the payment of death claim proceeds by way of Prudential’s Alliance Account.  As soon as the Pruco Life death claim is processed, the beneficiaries are furnished with an information kit that describes the settlement option and a check book on which they may write checks.

Our individual life reinsurance treaties covering PruLife® Custom Premier II Contracts provide for the reinsurance of the mortality risk on a Yearly Renewable Term basis.  Reinsurance is on a first-dollar quota share basis, with Pruco Life retaining 10% of the face amount, up to a limit of $100,000 per Contract, and the remainder is reinsured by Prudential.  Prudential then reinsures some portion of this business with various reinsurers.

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TransCentra, Inc. ("TransCentra"), formerly, Regulus Group, LLC, is a billing and payment services provider for Prudential, Pruco Life Insurance Company ("Pruco Life"), and Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). TransCentra received $1,620,970 in 2015, $1,718,271 in 2014, and $1,857,429 in 2013 from Prudential for services rendered .  TransCentra's principal business address is 4855 Peachtree Industrial Blvd, STE 245, Norcross, GA 30092.

Cyber Security

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, we are susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences.  These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs.  Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

Cyber security failures or breaches that could impact us and our Contract Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to us.  Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract.  Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to us, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by us may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by us in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although we, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against.  Furthermore, we cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

INITIAL PREMIUM PROCESSING

In general, the invested portion of the minimum initial premium will be placed in the Contract Fund as of the later of the Contract Date and the date we receive the premium in Good Order.

Upon receipt of a request for life insurance from a prospective Contract Owner, Pruco Life will follow certain insurance underwriting (i.e., evaluation of risk) procedures designed to determine whether the proposed Insured is insurable.  The process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed Insured before a determination can be made.  A Contract cannot be issued, (i.e., physically issued through Pruco Life’s computerized issue system) until this underwriting procedure has been completed.

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These processing procedures are designed to provide temporary life insurance coverage to every prospective Contract Owner who pays the minimum initial premium at the time the request for coverage is submitted, subject to the terms of the Limited Insurance Agreement.  Since a Contract cannot be issued until after the underwriting process has been completed, we will provide temporary life insurance coverage through use of the Limited Insurance Agreement. This coverage is for the total Death Benefit applied for, up to the maximum described by the Limited Insurance Agreement.

The Contract Date is the date specified in the Contract.  This date is used to determine the insurance age of the proposed insured.  It represents the first day of the Contract Year and therefore determines the Contract Anniversary and Monthly Dates.  It also represents the commencement of the suicide and contestable periods for purposes of the Basic Insurance Amount.

If the minimum initial premium is paid with the application and no medical examination is required, the Contract Date will ordinarily be the date of the application.  If a delay is encountered (e.g., if a request for further information is not met promptly), generally, the Contract Date will be 21 days prior to the date on which the Contract is physically issued.  If a medical examination is required, the Contract Date will ordinarily be the date the examination is completed, subject to the same qualification as that noted above.

If the premium paid with the application is less than the minimum initial premium, the Contract Date will be determined as described above.  The balance of the minimum initial premium amount will be applied as of the later of the Contract Date and the date premiums were received in Good Order.

If no premium is paid with the application, the Contract Date will be the Contract Date stated in the Contract, which will generally be the date the minimum initial premium is received in Good Order from the Contract Owner and the Contract is delivered.

There is one principal variation from the foregoing procedure.  If permitted by the insurance laws of the state in which the Contract is issued, the Contract may be backdated up to six months.

In situations where the Contract Date precedes the date that the minimum initial premium is received, charges due prior to the initial premium receipt date will be deducted immediately after the net premium has been applied to the Contract Fund.

ADDITIONAL INFORMATION ABOUT
OPERATION OF CONTRACTS

Legal Considerations Relating to Sex-Distinct Premiums and Benefits

The Contract generally employs mortality tables that distinguish between males and females.  Thus, premiums and benefits differ under Contracts issued on males and females of the same age.  However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on male rates, whether the insureds are male or female.  In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.

How a Type A (Fixed) Contract's Death Benefit Will Vary

There are three types of Death Benefit available under the Contract:  (1) Type A, a generally fixed Death Benefit; (2) Type B, a variable Death Benefit; and (3) Type C, a return of premium Death Benefit.  A Type C (return of premium) Death Benefit generally varies by the amount of premiums paid, a Type B (variable) Death Benefit varies with investment performance, and a Type A (fixed) Death Benefit does not vary unless it must be increased to comply with the Internal Revenue Code's definition of life insurance.

Under the Type A (fixed) Contract, the Death Benefit is generally equal to the Basic Insurance Amount, before the reduction of any Contract Debt.  If the Contract is kept in-force for several years, depending on how much premium you pay, and/or if investment performance is reasonably favorable, the Contract Fund may grow to the point where we will increase the Death Benefit in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

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Assuming no Contract Debt, the Death Benefit of a Type A (fixed) Contract will always be the greater of:

(1)	the Basic Insurance Amount; and

(2)	the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the Attained Age factor that applies.

A listing of Attained Age factors can be found on your Contract data pages.  The latter provision ensures that the Contract will always have a Death Benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law.  Before the Contract is issued, the Contract Owner may choose between two methods that we use to determine the tax treatment of the Contract.

The following table illustrates at different ages how the Attained Age factor affects the Death Benefit for different Contract Fund amounts.  The table assumes a $250,000 Type A (fixed) Contract was issued when the insured was a male nonsmoker, age 35, and there is no Contract Debt.

Type A (Fixed) Death Benefit

If		Then
The insured is age	and the Contract Fund is	the Attained Age factor is**	the Contract Fund multiplied by the Attained Age factor is	and the Death Benefit is
40 40 40	$ 25,000 $ 75,000 $100,000	4.04 4.04 4.04	101,000 303,000 404,000	$250,000 $303,000* $404,000*
60 60 60	$ 75,000 $125,000 $150,000	2.11 2.11 2.11	158,250 263,750 316,500	$250,000 $263,750* $316,500*
80 80 80	$150,000 $200,000 $225,000	1.32 1.32 1.32	198,000 264,000 297,000	$250,000 $264,000* $297,000*
*  Note that the Death Benefit has been increased to comply with the Internal Revenue Code’s definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test.  These figures are based on the 2001
   Commissioner's Standard Ordinary ("CSO") Mortality Tables.

This means, for example, that if the insured has reached the age of 60, and the Contract Fund is $150,000, the Death Benefit will be $316,500, even though the Basic Insurance Amount is $250,000.  In this situation, for every $1 increase in the Contract Fund, the Death Benefit will be increased by $2.11.  We reserve the right to refuse to accept any premium payment that increases the Death Benefit by more than it increases the Contract Fund.  If we exercise this right, in certain situations it may result in the loss of the No-Lapse Guarantee.

How a Type B (Variable) Contract's Death Benefit Will Vary

Under the Type B (variable) Contract, while the Contract is in-force, the Death Benefit will never be less than the Basic Insurance Amount, before the reduction of any Contract Debt, but will also vary immediately after it is issued, with the investment results of the selected Variable Investment Options.  The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

Assuming no Contract Debt, the Death Benefit of a Type B (variable) Contract will always be the greater of:

(1)	the Basic Insurance Amount plus the Contract Fund before the deduction of any monthly charges due on that date; and

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(2)	the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the Attained Age factor that applies.

For purposes of computing the Death Benefit, if the Contract Fund is less than zero, we will consider it to be zero.  A listing of Attained Age factors can be found on your Contract data pages.  The latter provision ensures that the Contract will always have a Death Benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law.  Before the Contract is issued, the Contract Owner may choose between two methods that we use to determine the tax treatment of the Contract.

The following table illustrates various Attained Age factors and Contract Funds and the corresponding Death Benefits. The table assumes a $250,000 Type B (variable) Contract was issued when the insured was a male nonsmoker, age 35, and there is no Contract Debt.

Type B (Variable) Death Benefit

If		Then
The insured is age	and the Contract Fund is	the Attained Age factor is**	the Contract Fund multiplied by the Attained Age factor is	and the Death Benefit is
40 40 40	$ 25,000 $ 75,000 $100,000	4.04 4.04 4.04	101,000 303,000 404,000	$275,000 $325,000 $404,000*
60 60 60	$ 75,000 $125,000 $150,000	2.11 2.11 2.11	158,250 263,750 316,500	$325,000 $375,000 $400,000
80 80 80	$150,000 $200,000 $225,000	1.32 1.32 1.32	198,000 264,000 297,000	$400,000 $450,000 $475,000
*  Note that the Death Benefit has been increased to comply with the Internal Revenue Code’s definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test.  These figures are based on the 2001
   Commissioner's Standard Ordinary ("CSO") Mortality Tables.

This means, for example, that if the insured has reached the age of 40, and the Contract Fund is $100,000, the Death Benefit will be $404,000, even though the Basic Insurance Amount is $250,000.  In this situation, for every $1 increase in the Contract Fund, the Death Benefit will be increased by $4.04.  We reserve the right to refuse to accept any premium payment that increases the Death Benefit by more than it increases the Contract Fund.  If we exercise this right, in certain situations it may result in the loss of the No-Lapse Guarantee.

How a Type C (Return of Premium) Contract’s Death Benefit Will Vary

For Contracts issued on Contract Forms VUL-2004, VUL-2005, and VUL-2008, under the Type C (return of premium) Contract, while the Contract is in-force, the Death Benefit will vary by the amount of premiums paid, less any withdrawals, both accumulated with interest at the rate(s) chosen by the Contract Owner and shown in the Contract data pages.  The interest rate will range from 0% to 8%; in ½% increments.  For Type C Contracts issued on Contract Forms VUL-2013, VUL-2014, VUL-2015, ICC14 VUL-2014, and ICC15 VUL-2015, the total premiums, less withdrawals, is not accumulated with interest.  (Contract Form numbers may be followed by a state and/or other code.  Your Contract's form number is located in the lower left-hand corner on the first page of your Contract.)

For all Contracts, the Death Benefit on a Type C Contract is limited to the Basic Insurance Amount plus an amount equal to: the Contract Fund plus the Type C Limiting Amount (the sum of the initial Basic Insurance Amount plus any initial Target Term Rider coverage amount) multiplied by the Type C Death Benefit Factor, both located in the Contract Limitations section of your Contract.  The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance.  Unlike Type A and Type B Contracts, the Death Benefit of a Type C Contract may be less than the Basic Insurance Amount in the event total withdrawals are greater than total premiums paid.

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Assuming no Contract Debt, the Death Benefit of a Type C (return of premium) Contract will always be the lesser of:

(1)
the Basic Insurance Amount plus the total premiums paid into the Contract less any withdrawals, both accumulated with interest at the rate(s) displayed in the Contract data pages (for Contracts issued on Contract Forms VUL-2013, VUL-2014, VUL-2015, ICC14 VUL-2014, and ICC15 VUL-2015, the rate is zero and is not displayed in the Contract data pages); and

(2)
the Basic Insurance Amount plus the Contract Fund before deduction of any monthly charges due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor, both found in the Contract Limitations section of the Contract data pages.

However, if the product of the Contract Fund, before any monthly charges, multiplied by the Attained Age factor is greater than either (1) or (2), described above, then it will become the Death Benefit.

A listing of Attained Age factors can be found on your Contract data pages.  The latter provision ensures that the Contract will always have a Death Benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law.  Before the Contract is issued, the Contract Owner may choose between two methods that we use to determine the tax treatment of the Contract.

The following table illustrates various Attained Age factors and Contract Funds and the corresponding Death Benefits. The table assumes a $250,000 Type C (return of premium) Contract was issued when the insured was a male nonsmoker, age 35, and there is no Contract Debt.

Type C (Return of Premium) Death Benefit

If			Then
the insured is age	and the Contract Fund is	and the premium paid less any withdrawals is	the Attained Age factor is**	the Contract Fund multiplied by the Attained Age factor is	and the Death Benefit is
40 40 40	$25,000 $75,000 $100,000	$15,000 $60,000 $80,000	4.04 4.04 4.04	101,000 303,000 404,000	$265,000 $310,000 $404,000*
60 60 60	$75,000 $125,000 $150,000	$ 60,000 $100,000 $125,000	2.11 2.11 2.11	158,250 263,750 316,500	$310,000 $350,000 $375,000
80 80 80 80*** 80***	$150,000 $200,000 $225,000 $250,000 $250,000	$125,000 $150,000 $175,000 $500,000 $600,000	1.32 1.32 1.32 1.32 1.32	198,000 264,000 297,000 330,000 330,000	$375,000 $400,000 $425,000 $750,000 $750,000
* Note that the Death Benefit has been increased to comply with the Internal Revenue Code’s definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test.  These figures are based on the 2001
   Commissioner's Standard Ordinary ("CSO") Mortality Tables.
***Illustrates the effect of a Type C Benefit Factor = 1.

This means, for example, that if the insured has reached the age of 40, and the premiums paid less any withdrawals equals $80,000, the Death Benefit will be $404,000, even though the Basic Insurance Amount is $250,000.  In this situation, for every $1 increase in the Contract Fund, the Death Benefit will be increased by $4.04.  We reserve the right to refuse to accept any premium payment that increases the Death Benefit by more than it increases the Contract Fund.  If we exercise this right, in certain situations it may result in the loss of the No-Lapse Guarantee.

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Reports to Contract Owners

Once each year, we will send you a statement that provides certain information pertinent to your Contract.  This statement will detail values, transactions made, and specific Contract data that apply only to your particular Contract.

You will also be sent annual and semi-annual reports of the Funds showing the financial condition of the portfolios and the investments held in each portfolio.

UNDERWRITING PROCEDURES

When you express interest in obtaining insurance from us, you may apply for coverage in one of two ways, via a paper application or through our Worksheet process.  When using the paper application, a registered representative completes a full application and submits it to our underwriting unit to commence the underwriting process.  A registered representative may be an agent/broker who is a representative of Pruco Securities, LLC (“Pruco Securities ”), a broker dealer affiliate of Prudential, or in some cases, a broker dealer not directly affiliated with Prudential.

When using the Worksheet process, a registered representative typically collects enough applicant information to start the underwriting process.  The representative will submit the information to our New Business Department to begin processing, which includes scheduling a direct call to the applicant to obtain medical information, and to confirm other data.

Regardless of which of the two underwriting processes is followed, once we receive the necessary information, which may include doctors’ statements, medical examinations from physicians or paramedical vendors, test results, and other information, we will make a decision regarding our willingness to accept the risk, and the price at which we will accept the risk.  We will issue the Contract when the risk has been accepted and priced.

ADDITIONAL INFORMATION ABOUT CHARGES

Charges for Increases in Basic Insurance Amount

Each time you increase your Basic Insurance Amount, we will send you new Contract data pages showing the amount and effective date of the change and the recomputed charges, values, and limitations.  No transaction charge is currently being made in connection with an increase in Basic Insurance Amount.  However, we reserve the right to make such a charge in an amount of up to $25.

The Sales Load Target Premium is calculated separately for each Coverage Segment.  When premiums are paid, each payment is allocated to each Coverage Segment based on the proportion of the Sales Load Target Premium in each segment to the total Sales Load Target Premiums of all segments.  Currently, the sales load charge for each Coverage Segment is equal to 4% of premiums paid in Contract years one through four and 3% in Contract years five though 10 of the premiums paid in each Contract year up to the Sales Load Target Premium and 3.5% of premiums paid in excess of this amount in Contract years one through four and 2.5% in Contract years five through 10.

Increases in the Basic Insurance Amount are not allowed on Contract Forms VUL-2014, ICC14 VUL-2014, VUL-2015, and ICC15 VUL-2015.  (Contract Form numbers may be followed by a state and/or other code.  Your Contract's form number is located in the lower left-hand corner on the first page of your Contract.)

ADDITIONAL INFORMATION ABOUT CONTRACTS IN DEFAULT

When your Contract is in default, no part of your Contract Fund is available to you.  Consequently, you are not able to take any loans, partial withdrawals or surrenders, or make any transfers among the investment options.  In addition, during any period in which your Contract is in default, you may not change the way in which subsequent premiums are allocated or increase the amount of your insurance by increasing the Basic Insurance Amount of the Contract.

DISTRIBUTION AND COMPENSATION

In an effort to promote the sale of our variable products (which may include the placement of our Contracts on a preferred or recommended company or product list and/or access to a broker-dealer’s registered representatives), we or Pruco Securities may enter into compensation arrangements with certain broker-dealer firms authorized by Pruco Securities to sell the Contract, or branches of such firms, with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing and / or administrative and / or other services they provide to us or our affiliates.  To the extent permitted by applicable rules, laws, and regulations, Pruco Securities may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.  These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms.  You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different Contract that is not eligible for these compensation arrangements.

7

Pruco Life makes these promotional payments directly to or in sponsorship of the firm (or its affiliated broker/dealers).  Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives.  The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

The list below provides the names of the firms (or their affiliated broker/dealers) that we are aware of (as of December 31, 2015) that received payment or accrued a payment amount with respect to variable product business during 2015.  The least amount of cash compensation paid or accrued and the greatest amount paid or accrued during 2015 were $1.00 and $9,388,927, respectively.

Name of Firms:
1st Global Capital Corporation, 1st Global Ins Svs Inc, 1st Global Insurance Agency of MA Inc, 3 Mark Equities Inc (J Clay), Agency Services of AR Inc, Allstate Financial Services LLC, American General Ins Agcy Inc, American Express Ins Agency of MA Inc, American Express Ins Agency of TX, American Express Ins Agency of TX Inc, American General Ins Agcy Inc, American General Ins Agency Inc, American Independent Securities Group LLC, American Investors Co, American Portfolios Fin Svcs Inc, American Portfolios Financial Services Inc, Ameriprise Financial Services Inc, Ameritas Investment Corp, Ameritas Investment Corporation, Aon Consulting Inc, Arlington Securities Inc, Arque Capital Ltd, Arvest Insurance Inc, Associated Securities Corp, Associates Diversified Brokerage Inc, Ausdal Financial Partners Inc, Avisen Securities Inc, Axa Network LLC, Ayco Services Ins Agcy Inc (K Oster), Baird Insurance Services, Baird Insurance Services Inc, Baird Insurance Services Incorporated, BB& T Insurance Services Inc, BB & T Investments Services Inc, BBVA Compass Insurance Agency Inc, BCG Securities Inc, Benefit Funding Services LLC, Berthel Fisher & Co Fin Svcs Inc, Berthel Fisher & Co Financial Services I, Berthel Fisher & Company Insurance Inc, Bristol Financial Services Inc, Broker Dealer Financial Services, Broker Dealer Financial Services Corp, Broker Dealer Financial Svcs Corp, Brokers International Financial Services, Brooklight Place Securities Inc, Cabot Lodge Securities LLC, Cadaret Grant & Co Inc, Cadaret Grant and Co Inc, Cadaret Grant and Co Inc, (B Ullman), Cadaret Grant Ins Agency of Ohio Inc, Calton & Associates Inc, Cambridge Investment Research Inc, Capital Financial Services Inc, Capital Investment Group Inc (B Long), Capital Investment Group Inc (J Christian), Capital Synergy Partners Inc, CBIZ Benefits & Ins Svs Inc, CBIZ Benefits & Insurance Srvcs, CC Services Inc, CCO Investment Services Corp, Centara Capital Securities Inc, Centaurus Financial Inc, Centaurus Texas Inc, Centerre Capital LLC, CES Insurance Agency Inc, CES Insurance Agency of TX Inc, Cetera Advisor Network LLC, Cetera Advisor Networks Insurance Services LLC, Cetera Advisor Networks LLC, Cetera Advisor Networks LLCC, Cetera Advisors Insurance Services LLC, Cetera Advisors LLC, Cetera Financial Specialist LLC, Cetera Financial Specialists LLC, Cetera Financial Specialists LLC, (H Powell), Cetera Investment Services LLC, Cetera Investment Services LLC (K Hendershot), CFD Investments Inc, Chase Insurance Agency, Chase Insurance Agency Inc, Citigroup Life Agency LLC, Citizens Securities Inc, Clark Consulting Inc, Clark Securities Inc, Client One Securities LLC, CMS Investment Resources LLC, Comerica Insurance Services Inc, Commonwealth Financial Network, Comprehensive Asset Management, Comprehensive Asset Management & Servicing, Comprehensive Asset Management & Servicing Inc, Comprehensive Brokerage Services Inc, Comprehensive Brokerage Svcs (Tilchin), Coordinated Capital Securities, Coordinated Capital Securities Inc, CPS Financial & Insurance Services Inc, CPS Financial & Insurance Services Inc (A Holden), Crown Capital Ins Agency of NV Inc, Crown Capital Insurance Agency LLC, Crown Capital Securities LP, Crown Capital Securities LP (T Burns), Curtis Insurance LLC, (E Searfoss), Cuso Financial Services Inc, Cuso Financial Services LP, Cutter & Company Brokerage Inc, Delta Trust Insurance Agency Inc, Dempsey Fin Network Inc, Dempsey Fin Network Inc (B Hastings), Edward D Jones & Co LP, Edward Jones & Co Inc, Edward Jones Ins Agcy of CA LLC, Edward Jones Ins Agcy of MA LLC, Edward Jones Ins Agcy of NM LLC, Edward Jones Ins Agcy of OH LLC, Edwin C Blitz Investments Inc, (M Fastert), Ellen P Radcliffe, Enterprise General Ins Agency Inc, Enterprise Securities Company, Equity Services Inc, Essex Financial Services Inc, Executive Ins Agency Inc, Executive Insurance Agency Inc, Farmers Financial Solutions, FASI of TX Inc, FBL Marketing Services LLC, Fifth Third Insurance Agency Inc, Fifth Third Securities Inc, Financial Planning Consultants, Financial Telesis Inc, Financial West Group,

8

Financial West Investment Group, Fintegra LLC, First Allied Securities, First Allied Securities Inc, First Brokerage America LLC, First Dakota Inc, First Global Ins Svc Inc, First Global Ins Svcs Inc, First Global Ins Svs Inc, First Global Insurance Services Inc, First Heartland Capital Inc, First Heartland Capital Inc (D Hoff), First State Financial Mgmt Inc, FNBB Capital Markets LLC, Foothill Securities Inc, Foresters Equity Services Inc, Forthright Agency of AZ Inc, Forthright Agency of NJ Inc (J Heald), Forthright Agency Of Ohio Inc, Forthright Agency of Ohio Inc (C Bentz), Forthright Ins Agency of MA, Forthright Insurance Agency of MA, Fortune Financial Services Inc, Fortune Financial Services Inc, Fortune Securities Inc, Founders Financial Securities LLC, Founders Financial Securities, LLC, FSC Agency Inc, FSC Securities, FSC Securities Corp, FSC Securities Corporation, Geneos Wealth Management Inc, Girard Securities Inc, Global Link Securities Inc, Globalink Securities Inc, Gradient Securities LLC, Guardian Inv Svs Corp, GWN Securities Inc, H Beck Inc, H D Vest Insurance Agency LLC, H&R Block Financial Advisors Inc, Hancock Securities Group LLC, Hantz Agency LLC, Hantz Financial Services Inc, Harbor Financial Services LLC, Harbour Investments Inc, HD Vest Investment Securities Inc, Heartland Investment Associates Inc, Hereford Insurance Agency Inc, Herndon Plant Oakley Ins Agcy LLC (C Yochem), Hightower Securities LLC, Horan Securities Inc, Hornor Townsend & Kent, Hornor Townsend & Kent Inc, Hornor Townsend & Kent Inc (J Carman), Huntington Investment Company, Huntleigh Securities Corp (K Jackson), HWG Ins Agency Inc, HWG Ins Agency Inc (G Hood), HWG Ins Agency Inc (J Manley), IBN Financial Services Inc, ICC Insurance Agcy Inc, ICC Insurance Agency Inc, ICC Southwest Ins Agency Inc, IFS Securities Inc, IMS Insurance Agency Inc, IMS Insurance Agency Inc (T Badar), IMS Securities Inc, Independent Financial Group Inc, Independent Financial Group LLC, Independent Financial Grp Inc, Innovation Partners LLC, Intercontinental Agency LLC, Interlink Securities Corp, Intersecurities Insurance Agency, Intersecurities Insurance Agency Inc, Intervest International Inc, Intervest Internat'l Equities Corp, Intervest Internat'l Equities Corp (W Chernekoff), Invest Fin Corp Ins Agcy Inc of lL, Invest Financial Corp, Invest Financial Corp  Agency of IL, Invest Financial Corporation, Invest Financial Corporation Insurance, Investacorp  Inc, Investment Center Inc, Investment Planners Inc, Investment Professionals Inc, Investors Security Company Inc, ISI Insurance Agency Inc (R Simard), J J B Hilliard W L Lyons LLC, J J B Hilliard WI Lyons LLC, J W Cole Financial Inc, J.W. Cole Insurance Services Inc, Janney Montgomery Scott LLC, J J B Hilliard W L Lyons Inc, JW Cole Financial Inc, JW Cole Insurance Services Inc, KCD Financial, KCD Financial Inc, KCD Financial Inc, KCG Securities LLC, KCL Service Company of Texas, Key West Insurance Services Inc, Keycorp  Insurance Agency USA Inc, KFG Enterprises Inc, KMS Financial Services, KMS Financial Services Inc, Kovack Securities Inc, Kovack Securities Inc (R Landers), L M Kohn & Co, La Salle Street Securities Inc, Larson Financial Group LLC, LaSalle St Securities LLC, Leaders Group Inc, Legend Equities Corp, Legend Equities Corporation, LFA Limited Liability Company, LifeMark Securities Corp, LifeMark Securities Corp (A Kalinowski), Lincoln Fin Advisors Corp, Lincoln Financial Advisors Corp, Lincoln Financial Sec Corp, Lincoln Financial Sec Corp (A Gersten), Lincoln Financial Sec Corp (C Graham), Lincoln Financial Sec Corp (F Prelle Jr), Lincoln Financial Sec Corp (G Nemec), Lincoln Financial Sec Corp (G Richardson), Lincoln Financial Sec Corp (J Aaron), Lincoln Financial Sec Corp (J Shkolnick), Lincoln Financial Sec Corp (M Dooley), Lincoln Financial Sec Corp (N Yampol), Lincoln Financial Sec Corp (S Van Wezel), Lincoln Financial Securities Corporation, Lincoln Investment Planning Inc, Lincoln Investment PLNG Inc, Lincoln National Ins Assoc Inc, Linsco Private Ledger Ins Assoc Inc, Lion Street Financial LLC, LPA Insurance Agency Inc, LPL Financial Corporation, LPL Financial LLC, LPL Insurance Associates, LSY Inc DBA American Investors Co, M Holdings Securities Inc, M Holdings Securities Inc,  M&T Securities Inc, Manna Capital Management, Mariner Insurance Resources LLC, Mark T Sahagian, Marsh Insurance & Investments Corp, MCG Securities LLC, Mercap Securities LLC, Mercer Health & Benefits Administration LLC, Merrill Lynch Life Agcy Inc, Merrill Lynch Life Agency, Merrill Lynch Life Agency Inc, Merrill Lynch Pierce Fenner And Smith, Merrill Lynch Pierce Fenner And Smith Inc, Metlife Securities Inc, M-Financial Securities Marketing Inc, MidAmerica Financial Services Inc, MMC Securities Corp, MML Ins Agcy Inc, MML Ins Agcy Inc (A Coop), MML Ins Agcy Inc, (C Patch), MML Ins Agcy Inc (D Pajak), MML Ins Agcy Inc (F Scruggs), MML Ins Agcy Inc (G Koroghlian), MML Ins Agcy Inc (H Nichols), MML Ins Agcy Inc (H Ok), MML Ins Agcy Inc (J Abel), MML Ins Agcy Inc (J Moody), MML Ins Agcy Inc (J Pellicane), MML Ins Agcy Inc (J Vangilder), MML Ins Agcy Inc (L Holden), MML Ins Agcy Inc (M Damsky), MML Ins Agcy Inc (O Bacque Jr), MML Ins Agcy Inc (P Speece), MML Ins Agcy Inc (P Sullivan), MML Ins Agcy Inc (T McDonald), MML Ins Agency Inc, MML Insurance Agency Inc, MML Investors Services Inc, MML Investors Services LLC, MML Investors Services Inc, Money Concepts Capital, Money Concepts Capital Corp, Morgan Stanley Dean Witter Ins Svcs Inc, Morgan Stanley Insurance Services Inc, Morgan Stanley Insurance Services, Morgan Stanley Insurance Services Inc, Morgan Stanley Smith Barney, MSC of TX Inc, MSC of TX Inc (T Dunning), MTL Equity Products Inc, Mutual Trust Co Of America Securities, MWA Financial Services Inc, MWagia Inc, National Planning Corp, National Planning Corporation, Network Agency Inc, Network Agency Inc (S Klehr-Ottinger), Network Agency Of Ohio Inc, New England Securities Corp, New Penfacs Ins Agency Inc, Newport Group Sec Inc, Newport Group Securities Inc, Next Financial Group, Next Financial Group Inc, Next Financial Ins Agcy of TX Inc, NFP Advisor Services LLC, NFP Insurance Services Inc, NFP Securities Inc, Niagara International Capital Limited, Nicol Investors Corporation, Northland Securities Inc, Northwestern Mutual Invest Svcs, Northwestern Mutual Invest Svcs LLC, Northwestern Mutual Investment Serv, Northwestern Mutual Investment Serv LLC, Northwestern Mutual Investment Services, Northwestern Mutual Investment Services LLC, NPB Financial Group LLC, NPC Insurance Agency Inc, NYLife Insurance Agency Inc, NYLife Securities LLC, NYLink Insurance Agency Inc, O N Equity Sales Company, OBS Brokerage Services Inc, OFG Financial Services Inc, Ohio National Ins Agency Inc,

9

Ohio National Insurance Agcy Inc, Ohio National Insurance Agency Inc, Oneamerica Securities Inc, Oppenheimer Life Agency Limited, Oppenheimer Life Agency Ltd, Oppenheimer Life Agency Ltd (T Ley), Packerland Brokerage Services, Packerland Brokerage Services Inc, Park Avenue Securities, Park Avenue Securities LLC, Parkland Securities LLC, Partners MKTG Svcs of PA Inc, Partners Mktg Svcs of PA Inc (S Spalding-Fardie), PJ Robb Variable Corp, Planning Corp of America, Plus Agency LLC, Preferred Marketing Services Inc (M Rothschild), Preferred Product Network In, Preferred Product Network Inc, Princor Financial Services Corp, Princor Financial Services Corporation, Private Ledger Ins Agcy of OH Inc (P Calfee), Private Ledger Insurance Agcy, Proequities Inc, Prospera Financial Services, Prudential Direct Inc, Purshe Kaplan Sterling Invest Inc, Purshe Kaplan Sterling Investment Inc, Purshe Kaplan Sterling Investments, Purshe Kaplan Sterling Investments Inc, Quest Capital Strategies Inc, Questar Agency Inc, Questar Capital Corporation, Rab Agency Inc, Raymond James Insurance Group Inc, RBC Capital Markets Corporation, Robert E Wendt, Robert Shor Insurance Associates Inc, Robert T Mann, Robert W Baird & Co Inc, Robert W Baird & Co Incorporated, Royal Alliance Associates Inc, Royal Alliance Ins Agcy of MA Inc, Royal Alliance Ins Agcy of OH Inc (L Waller), Royal Alliance Ins Agency of TX Inc, Royal Alliance Associates Inc, Rydex Distributors Inc, Sagepoint Financial Inc, Saxony Insurance Agency LLC, SBHU Life Agency Inc, SBS Insurance Agency of FL Inc, SBS Insurance Agency of LA Inc, SCF Securities Inc, Securian Financial Services Inc, Securian Financial Svs Inc, Securian Financial Svs Inc (R Levitz), Securian Financial Services Inc, Securities America Inc, Securities Service Network Inc, SFA Insurance Services Inc, Sigma Financial Corp, Sigma Financial Corp (E Stines), Signal Securities Inc, Signator Financial Services Inc, Signator Insurance Agency Inc, Signator Investors Inc, SII Insurance Agency Inc, SII Investments In, SII Investments Inc, Simmons First Ins Services Inc, Smith Brown & Groover Inc, Sorrento Pacific Financial LLC, Sorrento Pacific Financial LLC (P Kaplan), Southwest Insurance Agency Inc, Spire Insurance Agency LLC, SSI Equity Services Inc, SSN Agency Inc (M Giokas), St Bernard Financial Services Inc, Stanley E Foley, Stanley Laman Group Securities LLC, Stanley Laman Group Securities LLC (W Stanley), Stephens Insurance LLC, Sterne Agee Financial Services Inc, Stifel Nicolaus & Co Inc, Stifel Nicolaus & Company Inc, Summit Brokerage Services, Summit Brokerage Services Inc, Summit Brokerage Services, Inc, Summit Equities Inc, Sunset Financial Services Inc, Taylor Capital Management Inc, TBS Agency Inc, TBS Agency Inc (B Place), TBS Agency Inc (B Weinstein), TFS Securities Inc, Thoroughbred Financial Services LLC, Trading Services Corp, Transamerica Financial Advisors, Transamerica Financial Advisors Inc, TRG Advisors Inc, Triad Advisors Inc, Triad Insurance Inc, Trustmont Financial Group Inc, UBS Financial Services, UBS Financial Services Inc, UBS Financial Services Ins Agency, UBS Financial Services Ins Agency Inc, UBS Financial Services Ins Agency Inc (J Butcher), UBS Financial Services Ins Agency Inc (S Kirson), UnionBanc Investment Services LLC, United Planners Fin Svcs Of America, United Planners Financial, United Planners Financial Services, Univest Insurance Inc, UPFSA Ins Agency of AZ Inc, UPFSA Insurance Agency of AZ Inc, US Bancorp Investments Inc, USA Financial Securities Corp, USI Securities Inc, Valmark Securities Inc, Valor Insurance Agency Inc, Voya Financial Advisors Inc, Voya Insurance Solutions Inc, VSR Financial Services Inc, VSR Financial Services Inc of Texas Inc, W & R Insurance Agency Inc, W S Griffith Sec Inc (R Plybon), Waddell & Reed Inc, Wall Street Financial Group Inc, Wells Fargo Advisors California Ins Agency LLC, Wells Fargo Advisors Ins Agency L, Wells Fargo Advisors Ins Agency LLC, Wells Fargo Advisors Insurance Agency, Wells Fargo Advisors LLC, Wells Fargo Wealth Brokerage Ins Agency, Wells Fargo Wealth Brokerage Ins Agency Inc, Western Equity Group Inc, Western International Securities Inc, Windham Financial Services Inc, Woodbury Fin Services Inc, Woodbury Fin Svcs Inc, Woodbury Financial Agency OH Inc, Woodbury Financial Services Inc, Woodbury Financial Services Inc, World Equity Group Inc, Worth Financial Group Inc, WRP Investments Inc, Zures Co Fin & Ins Svcs (J Baker).

Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

EXPERTS

The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Pruco Life Variable Universal Account as of December 31, 2015, and for each of the periods presented in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

Actuarial matters included in this Statement of Additional Information have been examined by Michael LeBoeuf, FSA, MAAA, Vice President and Actuary of Prudential.

10

PERFORMANCE DATA

Average Annual Total Return

The Account may advertise average annual total return information calculated according to a formula prescribed by the U.S. Securities and Exchange Commission (“SEC”).  Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical contribution allocated to a Variable Investment Option from the beginning to the end of each specified period of time.  The SEC standardized version of this performance information is based on an assumed contribution of $1,000 allocated to a Variable Investment Option at the beginning of each period and full withdrawal of the value of that amount at the end of each specified period.  This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Variable Investment Option and (ii) no transfers or additional payments were made.  Premium taxes are not included in the term “charges” for purposes of this calculation.  Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical contribution that would compare the Unit Value on the first day of a specified period to the ending redeemable value at the end of the period according to the following formula:

P(1+T)n = ERV

Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical contribution of $1,000 made at the beginning of the applicable period, where P equals a hypothetical contribution of $1,000, and where n equals the number of years.

Non-Standard Total Return

In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method.  The Account may also present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Account for the specified period.

For the periods prior to the date the Variable Investment Options commenced operations, non-standard performance information for the Contracts will be calculated based on the performance of the Funds and the assumption that the Variable Investment Options were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Variable Investment Options (this is referred to as “hypothetical performance data”).  Standard and non-standard average annual return calculations include the mortality and expense risk charge under the Contract, but do not reflect other life insurance Contract charges (sales, administration, and actual cost of insurance) nor any applicable surrender or lapse charges, which would significantly lower the returns.  Information stated for any given period does not indicate or represent future performance.

Money Market Yield

The “total return” figures for the Money Market Variable Investment Option are calculated using historical investment returns of the Money Market Portfolio of The Prudential Series Fund, Inc. as if PruLife® Custom Premier II had been investing in that Variable Investment Option during a specified period.  Fees associated with the Series Fund are reflected; however, all fees, expenses, and charges associated with PruLife® Custom Premier II are not reflected.

The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Variable Investment Option at the beginning of a specified period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the Variable Investment Option at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.  The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield ([base period return + 1]365/7)-1.

The yields on amounts held in the Money Market Variable Investment Option will fluctuate on a daily basis.  Therefore, the stated yields for any given period are not an indication of future yields.

11

FINANCIAL STATEMENTS

The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and its subsidiaries, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

12

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	Prudential Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$75,431,559	$122,402,500	$79,133,699	$14,546,824	$149,011,169
Net Assets	$75,431,559	$122,402,500	$79,133,699	$14,546,824	$149,011,169

NET ASSETS, representing:
Accumulation units	$75,431,559	$122,402,500	$79,133,699	$14,546,824	$149,011,169
	$75,431,559	$122,402,500	$79,133,699	$14,546,824	$149,011,169

Units outstanding	46,684,805	37,795,375	32,782,842	1,907,163	29,180,648

Portfolio shares held	7,543,156	10,524,721	2,004,907	607,383	6,610,966
Portfolio net asset value per share	$10.00	$11.63	$39.47	$23.95	$22.54
Investment in portfolio shares, at cost	$75,431,559	$118,627,508	$49,181,179	$13,014,553	$148,707,238

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$1,394	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	589,899	540,093	218,769	66,124	120,151
NET INVESTMENT INCOME (LOSS)	(588,505)	(540,093)	(218,769)	(66,124)	(120,151)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	344,876	2,835,078	3,323,420	596,946
Net change in unrealized gain (loss) on investments	—	(671,336)	(931,115)	(3,062,220)	(1,960,135)
NET GAIN (LOSS) ON INVESTMENTS	—	(326,460)	1,903,963	261,200	(1,363,189)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(588,505)	$(866,553)	$1,685,194	$195,076	$(1,483,340)

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$70,495,316	$35,569,537	$7,114,360	$431,373,208	$28,624,611
Net Assets	$70,495,316	$35,569,537	$7,114,360	$431,373,208	$28,624,611

NET ASSETS, representing:
Accumulation units	$70,495,316	$35,569,537	$7,114,360	$431,373,208	$28,624,611
	$70,495,316	$35,569,537	$7,114,360	$431,373,208	$28,624,611

Units outstanding	8,495,714	14,496,924	1,382,344	143,288,970	14,963,152

Portfolio shares held	2,899,848	7,600,329	331,672	8,877,819	1,087,148
Portfolio net asset value per share	$24.31	$4.68	$21.45	$48.59	$26.33
Investment in portfolio shares, at cost	$51,497,955	$38,116,327	$11,460,804	$337,638,604	$20,572,136

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$2,298,186	$—	$6,447,480	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	224,551	91,185	10,869	1,569,923	88,209
NET INVESTMENT INCOME (LOSS)	(224,551)	2,207,001	(10,869)	4,877,557	(88,209)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	5,251,760	—
Net realized gain (loss) on shares redeemed	1,831,259	(17,858)	(140,325)	5,899,465	663,052
Net change in unrealized gain (loss) on investments	(8,188,647)	(3,170,894)	(2,441,272)	(13,487,339)	(29,126)
NET GAIN (LOSS) ON INVESTMENTS	(6,357,388)	(3,188,752)	(2,581,597)	(2,336,114)	633,926

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,581,939)	$(981,751)	$(2,592,466)	$2,541,443	$545,717

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Aspen Janus Portfolio (Institutional Shares)
ASSETS
Investment in the portfolios, at fair value	$42,348,408	$97,105,665	$31,692,161	$35,979,267	$2,981,729
Net Assets	$42,348,408	$97,105,665	$31,692,161	$35,979,267	$2,981,729

NET ASSETS, representing:
Accumulation units	$42,348,408	$97,105,665	$31,692,161	$35,979,267	$2,981,729
	$42,348,408	$97,105,665	$31,692,161	$35,979,267	$2,981,729

Units outstanding	10,646,804	42,538,178	4,238,867	24,567,166	2,261,210

Portfolio shares held	3,529,034	2,132,316	1,176,398	2,452,574	96,684
Portfolio net asset value per share	$12.00	$45.54	$26.94	$14.67	$30.84
Investment in portfolio shares, at cost	$42,067,743	$47,931,907	$20,447,830	$37,203,067	$2,609,792

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Aspen Janus Portfolio (Institutional Shares)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$—	$—	$358,661	$19,276

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	754,427	262,500	176,980	220,995	23,241
NET INVESTMENT INCOME (LOSS)	(754,427)	(262,500)	(176,980)	137,666	(3,965)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	717,321	552,767
Net realized gain (loss) on shares redeemed	862,402	4,614,073	779,738	82,458	84,964
Net change in unrealized gain (loss) on investments	289,075	5,712,039	(1,597,391)	(1,569,162)	(509,680)
NET GAIN (LOSS) ON INVESTMENTS	1,151,477	10,326,112	(817,653)	(769,383)	128,051

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$397,050	$10,063,612	$(994,633)	$(631,717)	$124,086

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
ASSETS
Investment in the portfolios, at fair value	$3,729,739	$6,148,279	$5,058,865	$1,292,803	$312,547
Net Assets	$3,729,739	$6,148,279	$5,058,865	$1,292,803	$312,547

NET ASSETS, representing:
Accumulation units	$3,729,739	$6,148,279	$5,058,865	$1,292,803	$312,547
	$3,729,739	$6,148,279	$5,058,865	$1,292,803	$312,547

Units outstanding	2,290,714	2,133,074	3,426,800	698,208	118,453

Portfolio shares held	92,849	694,721	285,973	150,852	16,493
Portfolio net asset value per share	$40.17	$8.85	$17.69	$8.57	$18.95
Investment in portfolio shares, at cost	$2,602,801	$4,941,219	$5,629,638	$1,111,901	$256,693

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$5,713	$137,293	$—	$30,015	$1,950

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	22,096	41,194	24,545	2,833	652
NET INVESTMENT INCOME (LOSS)	(16,383)	96,099	(24,545)	27,182	1,298

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	198,824	—	1,317,020	123,194	50,891
Net realized gain (loss) on shares redeemed	414,280	202,466	50,080	80,652	2,026
Net change in unrealized gain (loss) on investments	(321,039)	(587,963)	(1,483,052)	(320,476)	(62,088)
NET GAIN (LOSS) ON INVESTMENTS	292,065	(385,497)	(115,952)	(116,630)	(9,171)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$275,682	$(289,398)	$(140,497)	$(89,448)	$(7,873)

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class)	Invesco V.I. Managed Volatility Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$2,739,217	$62,890,744	$9,093,499	$293,061	$82,317
Net Assets	$2,739,217	$62,890,744	$9,093,499	$293,061	$82,317

NET ASSETS, representing:
Accumulation units	$2,739,217	$62,890,744	$9,093,499	$293,061	$82,317
	$2,739,217	$62,890,744	$9,093,499	$293,061	$82,317

Units outstanding	3,010,823	22,319,661	570,511	116,391	48,817

Portfolio shares held	59,522	3,363,141	385,972	25,264	7,233
Portfolio net asset value per share	$46.02	$18.70	$23.56	$11.60	$11.38
Investment in portfolio shares, at cost	$2,239,346	$42,036,180	$6,851,852	$315,159	$103,382

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class)	Invesco V.I. Managed Volatility Fund (Series I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$—	$—	$900	$1,186

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	6,001	156,076	8,290	652	163
NET INVESTMENT INCOME (LOSS)	(6,001)	(156,076)	(8,290)	248	1,023

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	46,741	—	—	38,085	29,569
Net realized gain (loss) on shares redeemed	200,369	2,070,146	231,967	1,310	(38)
Net change in unrealized gain (loss) on investments	(267,055)	(5,655,860)	246,898	(52,788)	(32,533)
NET GAIN (LOSS) ON INVESTMENTS	(19,945)	(3,585,714)	478,865	(13,393)	(3,002)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(25,946)	$(3,741,790)	$470,575	$(13,145)	$(1,979)

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Aspen Enterprise Portfolio (Service Shares)	Janus Aspen Balanced Portfolio (Service Shares)	Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares)	Janus Aspen Janus Portfolio (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$797,328	$393,044	$867,559	$46,140	$4,928,011
Net Assets	$797,328	$393,044	$867,559	$46,140	$4,928,011

NET ASSETS, representing:
Accumulation units	$797,328	$393,044	$867,559	$46,140	$4,928,011
	$797,328	$393,044	$867,559	$46,140	$4,928,011

Units outstanding	1,458,172	270,184	370,500	43,514	2,681,225

Portfolio shares held	42,344	7,189	27,446	625	162,963
Portfolio net asset value per share	$18.83	$54.67	$31.61	$73.88	$30.24
Investment in portfolio shares, at cost	$631,946	$319,546	$839,527	$28,539	$4,037,358

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Aspen Enterprise Portfolio (Service Shares)	Janus Aspen Balanced Portfolio (Service Shares)	Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares)	Janus Aspen Janus Portfolio (Service Shares)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$3,537	$9,043	$—	$22,459

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,570	992	1,392	102	12,269
NET INVESTMENT INCOME (LOSS)	(1,570)	2,545	7,651	(102)	10,190

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	79,750	53,171	12,881	4,515	911,755
Net realized gain (loss) on shares redeemed	8,960	56,710	139,718	6,128	87,778
Net change in unrealized gain (loss) on investments	(36,773)	(89,146)	(169,777)	(6,991)	(789,400)
NET GAIN (LOSS) ON INVESTMENTS	51,937	20,735	(17,178)	3,652	210,133

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$50,367	$23,280	$(9,527)	$3,550	$220,323

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	Prudential SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Aspen Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	Prudential SP International Value Portfolio	M Large Cap Growth Fund
ASSETS
Investment in the portfolios, at fair value	$78,819,798	$4,998,536	$21,916,878	$—	$3,192,866
Net Assets	$78,819,798	$4,998,536	$21,916,878	$—	$3,192,866

NET ASSETS, representing:
Accumulation units	$78,819,798	$4,998,536	$21,916,878	$—	$3,192,866
	$78,819,798	$4,998,536	$21,916,878	$—	$3,192,866

Units outstanding	26,777,694	1,408,687	10,892,425	—	111,234

Portfolio shares held	6,806,546	179,545	3,569,524	—	147,408
Portfolio net asset value per share	$11.58	$27.84	$6.14	$—	$21.66
Investment in portfolio shares, at cost	$53,172,815	$6,638,336	$20,500,823	$—	$3,082,079

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Aspen Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	Prudential SP International Value Portfolio	M Large Cap Growth Fund
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	4/24/2015**	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$28,611	$—	$—	$849

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	187,661	6,124	39,289	24,183	—
NET INVESTMENT INCOME (LOSS)	(187,661)	22,487	(39,289)	(24,183)	849

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	169,750	—	—	532,964
Net realized gain (loss) on shares redeemed	2,101,187	(343,435)	107,549	3,696,894	29,587
Net change in unrealized gain (loss) on investments	(4,072,730)	(323,334)	559,838	(1,365)	(335,570)

NET GAIN (LOSS) ON INVESTMENTS	(1,971,543)	(497,019)	667,387	3,695,529	226,981
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,159,204)	$(474,532)	$628,098	$3,671,346	$227,830

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	M Capital Appreciation Fund	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials
ASSETS
Investment in the portfolios, at fair value	$2,283,304	$1,477,904	$2,677,834	$1,849	$483
Net Assets	$2,283,304	$1,477,904	$2,677,834	$1,849	$483

NET ASSETS, representing:
Accumulation units	$2,283,304	$1,477,904	$2,677,834	$1,849	$483
	$2,283,304	$1,477,904	$2,677,834	$1,849	$483

Units outstanding	77,394	87,925	110,347	618	223

Portfolio shares held	90,787	131,253	223,712	39	10
Portfolio net asset value per share	$25.15	$11.26	$11.97	$47.47	$48.01
Investment in portfolio shares, at cost	$2,331,700	$1,673,539	$2,753,360	$2,122	$500

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	M Capital Appreciation Fund	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$26,167	$37,149	$5	$3

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	—	—	—	4	1
NET INVESTMENT INCOME (LOSS)	—	26,167	37,149	1	2

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	261,840	—	235,576	98	—
Net realized gain (loss) on shares redeemed	15,470	(2,101)	9,503	(2)	1
Net change in unrealized gain (loss) on investments	(437,377)	(84,204)	(301,356)	(286)	(76)
NET GAIN (LOSS) ON INVESTMENTS	(160,067)	(86,305)	(56,277)	(190)	(75)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(160,067)	$(60,138)	$(19,128)	$(189)	$(73)

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas
ASSETS
Investment in the portfolios, at fair value	$—	$3,901	$295,834	$2,820	$5,573
Net Assets	$—	$3,901	$295,834	$2,820	$5,573

NET ASSETS, representing:
Accumulation units	$—	$3,901	$295,834	$2,820	$5,573
	$—	$3,901	$295,834	$2,820	$5,573

Units outstanding	—	634	98,053	1,005	2,249

Portfolio shares held	—	57	21,192	47	177
Portfolio net asset value per share	$9.27	$68.89	$13.96	$59.70	$31.52
Investment in portfolio shares, at cost	$—	$3,273	$296,212	$3,098	$8,801

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$44

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	2	10	521	6	20
NET INVESTMENT INCOME (LOSS)	(2)	(10)	(521)	(6)	24

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	145	62,326	331	562
Net realized gain (loss) on shares redeemed	(503)	69	(42,050)	(19)	(1,812)
Net change in unrealized gain (loss) on investments	—	(93)	816	(278)	(445)
NET GAIN (LOSS) ON INVESTMENTS	(503)	121	21,092	34	(1,695)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(505)	$111	$20,571	$28	$(1,671)

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$29,030	$8,573	$3,656	$12,105	$1,340
Net Assets	$29,030	$8,573	$3,656	$12,105	$1,340

NET ASSETS, representing:
Accumulation units	$29,030	$8,573	$3,656	$12,105	$1,340
	$29,030	$8,573	$3,656	$12,105	$1,340

Units outstanding	16,350	6,520	1,236	5,978	457

Portfolio shares held	1,460	277	54	1,107	32
Portfolio net asset value per share	$19.89	$30.95	$67.11	$10.93	$41.33
Investment in portfolio shares, at cost	$32,736	$7,692	$3,027	$13,176	$1,398

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$1,516	$29	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	81	26	14	32	4
NET INVESTMENT INCOME (LOSS)	1,435	3	(14)	(32)	(4)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	190
Net realized gain (loss) on shares redeemed	(38)	2,079	2,899	(34)	2
Net change in unrealized gain (loss) on investments	(5,052)	(2,404)	(2,306)	729	(190)
NET GAIN (LOSS) ON INVESTMENTS	(5,090)	(325)	593	695	2

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,655)	$(322)	$579	$663	$(2)
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
ASSETS
Investment in the portfolios, at fair value	$1,255	$1,446,808	$118,504	$759	$4,996
Net Assets	$1,255	$1,446,808	$118,504	$759	$4,996

NET ASSETS, representing:
Accumulation units	$1,255	$1,446,808	$118,504	$759	$4,996
	$1,255	$1,446,808	$118,504	$759	$4,996

Units outstanding	444	1,355,399	31,265	376	7,889

Portfolio shares held	34	1,446,808	3,640	19	415
Portfolio net asset value per share	$36.86	$1.00	$32.56	$39.47	$12.04
Investment in portfolio shares, at cost	$1,346	$1,446,808	$101,691	$711	$17,735

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$2	$396	$—	$3	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	4	4,097	296	6	17
NET INVESTMENT INCOME (LOSS)	(2)	(3,701)	(296)	(3)	(17)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	59	—	14,224	17	—
Net realized gain (loss) on shares redeemed	1	—	1,087	1,476	(708)
Net change in unrealized gain (loss) on investments	(168)	—	(6,820)	(991)	(1,798)
NET GAIN (LOSS) ON INVESTMENTS	(108)	—	8,491	502	(2,506)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(110)	$(3,701)	$8,195	$499	$(2,523)

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$41,225	$—	$—	$86,575	$10,072
Net Assets	$41,225	$—	$—	$86,575	$10,072

NET ASSETS, representing:
Accumulation units	$41,225	$—	$—	$86,575	$10,072
	$41,225	$—	$—	$86,575	$10,072

Units outstanding	15,736	—	—	32,471	3,136

Portfolio shares held	658	—	—	2,933	302
Portfolio net asset value per share	$62.61	$17.00	$19.31	$29.52	$33.35
Investment in portfolio shares, at cost	$39,714	$—	$—	$80,594	$10,589

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$279	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	104	2	1	238	25
NET INVESTMENT INCOME (LOSS)	175	(2)	(1)	(238)	(25)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	2,080	1,174
Net realized gain (loss) on shares redeemed	785	(207)	(12)	723	2
Net change in unrealized gain (loss) on investments	(1,096)	—	—	(8,582)	(1,087)
NET GAIN (LOSS) ON INVESTMENTS	(311)	(207)	(12)	(5,779)	89

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(136)	$(209)	$(13)	$(6,017)	$64

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	ProFund VP Technology	ProFund VP Telecommunications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
ASSETS
Investment in the portfolios, at fair value	$695	$7,531	$9,015	$71,271	$178,178
Net Assets	$695	$7,531	$9,015	$71,271	$178,178

NET ASSETS, representing:
Accumulation units	$695	$7,531	$9,015	$71,271	$178,178
	$695	$7,531	$9,015	$71,271	$178,178

Units outstanding	247	4,438	4,380	15,340	22,878

Portfolio shares held	25	885	396	1,433	2,557
Portfolio net asset value per share	$27.71	$8.51	$22.75	$49.75	$69.69
Investment in portfolio shares, at cost	$641	$7,334	$9,170	$71,612	$178,441

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Technology	ProFund VP Telecommunications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$120	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1	19	24	122	298
NET INVESTMENT INCOME (LOSS)	(1)	101	(24)	(122)	(298)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	102	27	2,890	1,603	8,538
Net change in unrealized gain (loss) on investments	(123)	(31)	(851)	(641)	1,183
NET GAIN (LOSS) ON INVESTMENTS	(21)	(4)	2,039	962	9,721

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(22)	$97	$2,015	$840	$9,423

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$35,634	$56,984	$603	$36,512,029	$8,792,022
Net Assets	$35,634	$56,984	$603	$36,512,029	$8,792,022

NET ASSETS, representing:
Accumulation units	$35,634	$56,984	$603	$36,512,029	$8,792,022
	$35,634	$56,984	$603	$36,512,029	$8,792,022

Units outstanding	10,322	25,512	204	1,763,602	388,298

Portfolio shares held	1,973	1,405	15	1,492,114	846,200
Portfolio net asset value per share	$18.06	$40.57	$39.63	$24.47	$10.39
Investment in portfolio shares, at cost	$35,634	$44,824	$595	$21,528,524	$6,210,069

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$—	$12	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	61	147	1	75,016	8,140
NET INVESTMENT INCOME (LOSS)	(61)	(147)	11	(75,016)	(8,140)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	672	3	—	—
Net realized gain (loss) on shares redeemed	(698)	887	1	1,015,375	202,301
Net change in unrealized gain (loss) on investments	—	(1,837)	(49)	1,973,978	194,493
NET GAIN (LOSS) ON INVESTMENTS	(698)	(278)	(45)	2,989,353	396,794

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(759)	$(425)	$(34)	$2,914,337	$388,654

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST Herndon Large-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,526,626	$5,723,369	$6,887,569	$6,772,593	$27,745,465
Net Assets	$7,526,626	$5,723,369	$6,887,569	$6,772,593	$27,745,465

NET ASSETS, representing:
Accumulation units	$7,526,626	$5,723,369	$6,887,569	$6,772,593	$27,745,465
	$7,526,626	$5,723,369	$6,887,569	$6,772,593	$27,745,465

Units outstanding	455,820	364,507	334,365	307,939	2,083,726

Portfolio shares held	458,382	467,596	333,538	927,752	1,332,635
Portfolio net asset value per share	$16.42	$12.24	$20.65	$7.30	$20.82
Investment in portfolio shares, at cost	$6,631,273	$4,838,121	$4,871,584	$5,522,086	$21,841,248

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST Herndon Large-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	11,581	6,009	6,960	6,446	62,053
NET INVESTMENT INCOME (LOSS)	(11,581)	(6,009)	(6,960)	(6,446)	(62,053)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	72,694	107,900	168,487	129,339	683,273
Net change in unrealized gain (loss) on investments	(95,469)	(486,388)	(476,562)	(511,817)	(3,023,442)
NET GAIN (LOSS) ON INVESTMENTS	(22,775)	(378,488)	(308,075)	(382,478)	(2,340,169)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(34,356)	$(384,497)	$(315,035)	$(388,924)	$(2,402,222)

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman Mid-Cap Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$16,573,318	$4,198,768	$—	$20,209,902	$2,877,035
Net Assets	$16,573,318	$4,198,768	$—	$20,209,902	$2,877,035

NET ASSETS, representing:
Accumulation units	$16,573,318	$4,198,768	$—	$20,209,902	$2,877,035
	$16,573,318	$4,198,768	$—	$20,209,902	$2,877,035

Units outstanding	869,853	206,953	—	1,049,892	222,613

Portfolio shares held	466,591	235,886	—	630,574	276,904
Portfolio net asset value per share	$35.52	$17.80	$—	$32.05	$10.39
Investment in portfolio shares, at cost	$10,010,178	$3,087,051	$—	$12,893,704	$2,906,088

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman Mid-Cap Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	10/16/2015**	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	26,379	3,742	290	46,358	2,472
NET INVESTMENT INCOME (LOSS)	(26,379)	(3,742)	(290)	(46,358)	(2,472)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	652,867	90,168	172,299	641,986	(1,627)
Net change in unrealized gain (loss) on investments	900,940	160,502	(155,696)	(550,779)	10,890
NET GAIN (LOSS) ON INVESTMENTS	1,553,807	250,670	16,603	91,207	9,263

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,527,428	$246,928	$16,313	$44,849	$6,791

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
ASSETS
Investment in the portfolios, at fair value	$10,616,542	$6,754,199	$6,497,421	$2,861,347	$328,381
Net Assets	$10,616,542	$6,754,199	$6,497,421	$2,861,347	$328,381

NET ASSETS, representing:
Accumulation units	$10,616,542	$6,754,199	$6,497,421	$2,861,347	$328,381
	$10,616,542	$6,754,199	$6,497,421	$2,861,347	$328,381

Units outstanding	879,890	404,892	474,021	221,534	20,187

Portfolio shares held	631,186	436,600	278,740	276,994	15,245
Portfolio net asset value per share	$16.82	$15.47	$23.31	$10.33	$21.54
Investment in portfolio shares, at cost	$13,746,538	$5,975,576	$6,141,654	$3,016,265	$309,658

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$1,012

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	12,115	5,381	6,514	2,503	309
NET INVESTMENT INCOME (LOSS)	(12,115)	(5,381)	(6,514)	(2,503)	703

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	28,612
Net realized gain (loss) on shares redeemed	(217,065)	40,887	42,977	(6,216)	9,841
Net change in unrealized gain (loss) on investments	(2,306,971)	(141,490)	(266,365)	(109,050)	(40,834)
NET GAIN (LOSS) ON INVESTMENTS	(2,524,036)	(100,603)	(223,388)	(115,266)	(2,381)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,536,151)	$(105,984)	$(229,902)	$(117,769)	$(1,678)

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	American Century VP Mid Cap Value Fund (Class I)	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (Class 1)	The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS Utilities Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$4,147,032	$2,310,650	$526,381	$807,789	$4,854,102
Net Assets	$4,147,032	$2,310,650	$526,381	$807,789	$4,854,102

NET ASSETS, representing:
Accumulation units	$4,147,032	$2,310,650	$526,381	$807,789	$4,854,102
	$4,147,032	$2,310,650	$526,381	$807,789	$4,854,102

Units outstanding	202,721	140,207	32,506	46,773	363,544

Portfolio shares held	225,505	118,373	13,783	42,785	189,910
Portfolio net asset value per share	$18.39	$19.52	$38.19	$18.88	$25.56
Investment in portfolio shares, at cost	$3,866,537	$2,489,109	$538,558	$779,580	$5,633,112

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	American Century VP Mid Cap Value Fund (Class I)	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (Class 1)	The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS Utilities Series (Initial Class)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$69,501	$11,796	$3,304	$3,072	$221,639

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	2,687	1,891	450	722	5,026
NET INVESTMENT INCOME (LOSS)	66,814	9,905	2,854	2,350	216,613

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	193,575	263,642	53,292	109,637	366,029
Net realized gain (loss) on shares redeemed	49,103	2,219	3,408	9,883	(6,031)
Net change in unrealized gain (loss) on investments	(434,536)	(404,808)	(76,090)	(144,572)	(1,385,687)

NET GAIN (LOSS) ON INVESTMENTS	(191,858)	(138,947)	(19,390)	(25,052)	(1,025,689)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(125,044)	$(129,042)	$(16,536)	$(22,702)	$(809,076)

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	AST Schroders Multi-Asset World Strategies Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$50,786,881	$12,738,290	$62,131,631	$118,230,257
Net Assets	$—	$50,786,881	$12,738,290	$62,131,631	$118,230,257

NET ASSETS, representing:
Accumulation units	$—	$50,786,881	$12,738,290	$62,131,631	$118,230,257
	$—	$50,786,881	$12,738,290	$62,131,631	$118,230,257

Units outstanding	—	4,261,015	652,058	3,955,099	7,510,323

Portfolio shares held	—	4,049,991	539,758	4,942,851	8,004,757
Portfolio net asset value per share	$—	$12.54	$23.60	$12.57	$14.77
Investment in portfolio shares, at cost	$—	$48,680,563	$12,104,004	$45,855,969	$91,872,122

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Schroders Multi-Asset World Strategies Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	10/16/2015**	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	5,200	131,264	26,351	99,793	213,138
NET INVESTMENT INCOME (LOSS)	(5,200)	(131,264)	(26,351)	(99,793)	(213,138)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	277,705	464,899	45,569	1,450,244	1,911,273
Net change in unrealized gain (loss) on investments	(317,876)	(1,583,529)	(177,116)	(1,854,663)	(1,463,542)

NET GAIN (LOSS) ON INVESTMENTS	(40,171)	(1,118,630)	(131,547)	(404,419)	447,731

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(45,371)	$(1,249,894)	$(157,898)	$(504,212)	$234,593

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Schroders Global Tactical Portfolio
ASSETS
Investment in the portfolios, at fair value	$23,814,562	$3,909,392	$11,305,937	$5,050,156	$7,906,754
Net Assets	$23,814,562	$3,909,392	$11,305,937	$5,050,156	$7,906,754

NET ASSETS, representing:
Accumulation units	$23,814,562	$3,909,392	$11,305,937	$5,050,156	$7,906,754
	$23,814,562	$3,909,392	$11,305,937	$5,050,156	$7,906,754

Units outstanding	1,687,480	213,669	577,535	251,026	397,365

Portfolio shares held	1,708,362	319,656	871,027	335,336	538,974
Portfolio net asset value per share	$13.94	$12.23	$12.98	$15.06	$14.67
Investment in portfolio shares, at cost	$20,486,338	$3,601,831	$10,758,418	$4,548,073	$7,560,161

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Schroders Global Tactical Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	51,873	8,148	23,726	11,892	12,565
NET INVESTMENT INCOME (LOSS)	(51,873)	(8,148)	(23,726)	(11,892)	(12,565)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	496,451	18,479	44,756	47,363	23,383
Net change in unrealized gain (loss) on investments	(478,007)	(12,566)	(182,348)	(42,212)	(136,333)
NET GAIN (LOSS) ON INVESTMENTS	18,444	5,913	(137,592)	5,151	(112,950)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(33,429)	$(2,235)	$(161,318)	$(6,741)	$(125,515)
The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS Aggressive Growth ETF Portfolio (Class 2)	TOPS Balanced ETF Portfolio (Class 2)	TOPS Conservative ETF Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$2,520,552	$155,516,741	$2,196,470	$1,481,807	$242,628
Net Assets	$2,520,552	$155,516,741	$2,196,470	$1,481,807	$242,628

NET ASSETS, representing:
Accumulation units	$2,520,552	$155,516,741	$2,196,470	$1,481,807	$242,628
	$2,520,552	$155,516,741	$2,196,470	$1,481,807	$242,628

Units outstanding	146,831	13,409,609	148,878	125,560	22,551

Portfolio shares held	209,174	13,360,545	193,351	139,793	22,825
Portfolio net asset value per share	$12.05	$11.64	$11.36	$10.60	$10.63
Investment in portfolio shares, at cost	$2,341,896	$138,544,068	$2,312,156	$1,545,019	$249,909

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS Aggressive Growth ETF Portfolio (Class 2)	TOPS Balanced ETF Portfolio (Class 2)	TOPS Conservative ETF Portfolio (Class 2)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$—	$—	$21,362	$15,380	$2,371

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	5,912	296,436	1,929	1,208	189
NET INVESTMENT INCOME (LOSS)	(5,912)	(296,436)	19,433	14,172	2,182

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	80,838	18,909	1,288
Net realized gain (loss) on shares redeemed	38,454	1,788,308	5,698	(2,604)	(413)
Net change in unrealized gain (loss) on investments	(64,689)	(6,621,367)	(191,852)	(69,255)	(6,946)
NET GAIN (LOSS) ON INVESTMENTS	(26,235)	(4,833,059)	(105,316)	(52,950)	(6,071)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(32,147)	$(5,129,495)	$(85,883)	$(38,778)	$(3,889)

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	TOPS Growth ETF Portfolio (Class 2)	TOPS Moderate Growth ETF Portfolio (Class 2)	TOPS Managed Risk Balanced ETF Portfolio (Class 2)	TOPS Managed Risk Growth ETF Portfolio (Class 2)	TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$2,469,158	$2,962,557	$2,202,605	$7,274,744	$2,992,272
Net Assets	$2,469,158	$2,962,557	$2,202,605	$7,274,744	$2,992,272

NET ASSETS, representing:
Accumulation units	$2,469,158	$2,962,557	$2,202,605	$7,274,744	$2,992,272
	$2,469,158	$2,962,557	$2,202,605	$7,274,744	$2,992,272

Units outstanding	165,895	252,903	193,891	647,675	258,747

Portfolio shares held	204,909	303,230	206,236	694,818	277,319
Portfolio net asset value per share	$12.05	$9.77	$10.68	$10.47	$10.79
Investment in portfolio shares, at cost	$2,598,679	$3,248,235	$2,358,402	$7,987,531	$3,237,725

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	TOPS Growth ETF Portfolio (Class 2)	TOPS Moderate Growth ETF Portfolio (Class 2)	TOPS Managed Risk Balanced ETF Portfolio (Class 2)	TOPS Managed Risk Growth ETF Portfolio (Class 2)	TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$33,520	$41,609	$26,768	$108,271	$38,867

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	2,077	2,411	4,615	13,379	5,865
NET INVESTMENT INCOME (LOSS)	31,443	39,198	22,153	94,892	33,002

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	68,892	153,880	50,602	32,964	62,754
Net realized gain (loss) on shares redeemed	518	(14,075)	3,428	(9,475)	(4,480)
Net change in unrealized gain (loss) on investments	(230,185)	(281,296)	(189,218)	(849,586)	(298,703)
NET GAIN (LOSS) ON INVESTMENTS	(160,775)	(141,491)	(135,188)	(826,097)	(240,429)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(129,332)	$(102,293)	$(113,035)	$(731,205)	$(207,427)

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	Fidelity VIP Contrafund Portfolio (Service Class 2)	Fidelity VIP MidCap Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$1,918,404	$7,865,602	$1,377,030	$2,352,833	$2,043,271
Net Assets	$1,918,404	$7,865,602	$1,377,030	$2,352,833	$2,043,271

NET ASSETS, representing:
Accumulation units	$1,918,404	$7,865,602	$1,377,030	$2,352,833	$2,043,271
	$1,918,404	$7,865,602	$1,377,030	$2,352,833	$2,043,271

Units outstanding	170,400	706,739	148,067	216,533	196,607

Portfolio shares held	28,341	174,636	76,417	70,741	64,193
Portfolio net asset value per share	$67.69	$45.04	$18.02	$33.26	$31.83
Investment in portfolio shares, at cost	$2,021,072	$8,501,284	$1,481,349	$2,421,747	$2,140,708

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	Fidelity VIP Contrafund Portfolio (Service Class 2)	Fidelity VIP MidCap Portfolio (Service Class 2)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$9,665	$89,800	$16,021	$16,281	$4,291

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,237	10,285	811	1,437	1,012
NET INVESTMENT INCOME (LOSS)	8,428	79,515	15,210	14,844	3,279

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	159,525	588,539	20,684	63,023	59,682
Net realized gain (loss) on shares redeemed	(5,817)	(19,389)	(3,959)	(3,927)	(4,634)
Net change in unrealized gain (loss) on investments	(110,873)	(651,394)	(93,820)	(82,011)	(110,759)
NET GAIN (LOSS) ON INVESTMENTS	42,835	(82,244)	(77,095)	(22,915)	(55,711)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$51,263	$(2,729)	$(61,885)	$(8,071)	$(52,432)

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
ASSETS
Investment in the portfolios, at fair value	$1,112,119	$1,331,733	$579,193	$542,167	$471,873
Net Assets	$1,112,119	$1,331,733	$579,193	$542,167	$471,873

NET ASSETS, representing:
Accumulation units	$1,112,119	$1,331,733	$579,193	$542,167	$471,873
	$1,112,119	$1,331,733	$579,193	$542,167	$471,873

Units outstanding	114,472	139,444	63,107	46,216	34,868

Portfolio shares held	78,318	69,361	43,483	12,342	30,522
Portfolio net asset value per share	$14.20	$19.20	$13.32	$43.93	$15.46
Investment in portfolio shares, at cost	$1,183,918	$1,451,913	$606,948	$641,354	$539,316

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$23,116	$30,222	$4,781	$3,343	$2,251

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	781	1,020	377	389	255
NET INVESTMENT INCOME (LOSS)	22,335	29,202	4,404	2,954	1,996

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	66,681	—	81,095	85,908
Net realized gain (loss) on shares redeemed	(21,420)	(2,499)	(971)	(2,515)	(3,089)
Net change in unrealized gain (loss) on investments	(53,652)	(118,167)	(21,282)	(81,894)	(70,012)
NET GAIN (LOSS) ON INVESTMENTS	(75,072)	(53,985)	(22,253)	(3,314)	12,807

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(52,737)	$(24,783)	$(17,849)	$(360)	$14,803

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS Total Return Bond Series (Initial Class)	MFS Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$1,528,720	$1,510,095	$1,298,371	$2,747,485	$4,344,143
Net Assets	$1,528,720	$1,510,095	$1,298,371	$2,747,485	$4,344,143

NET ASSETS, representing:
Accumulation units	$1,528,720	$1,510,095	$1,298,371	$2,747,485	$4,344,143
	$1,528,720	$1,510,095	$1,298,371	$2,747,485	$4,344,143

Units outstanding	126,084	111,256	129,379	264,474	417,376

Portfolio shares held	69,424	44,730	99,875	149,401	221,640
Portfolio net asset value per share	$22.02	$33.76	$13.00	$18.39	$19.60
Investment in portfolio shares, at cost	$1,753,645	$1,663,970	$1,317,898	$2,771,968	$5,047,730

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS Total Return Bond Series (Initial Class)	MFS Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$24,293	$—	$12,546	$18,704	$102,270

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,022	802	586	1,337	6,043
NET INVESTMENT INCOME (LOSS)	23,271	(802)	11,960	17,367	96,227

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	167,051	209,278	—	46,938	531,461
Net realized gain (loss) on shares redeemed	(7,966)	(7,568)	(873)	(1,262)	(5,025)
Net change in unrealized gain (loss) on investments	(206,589)	(151,501)	(19,310)	(34,959)	(712,235)
NET GAIN (LOSS) ON INVESTMENTS	(47,504)	50,209	(20,183)	10,717	(185,799)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(24,233)	$49,407	$(8,223)	$28,084	$(89,572)

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2015

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio	AST International Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,458,652	$2,843,068	$5,370,055	$32,851,305
Net Assets	$7,458,652	$2,843,068	$5,370,055	$32,851,305

NET ASSETS, representing:
Accumulation units	$7,458,652	$2,843,068	$5,370,055	$32,851,305
	$7,458,652	$2,843,068	$5,370,055	$32,851,305

Units outstanding	670,023	264,936	254,408	3,579,668

Portfolio shares held	36,517	227,264	372,403	1,903,320
Portfolio net asset value per share	$204.25	$12.51	$14.42	$17.26
Investment in portfolio shares, at cost	$7,433,082	$3,157,503	$3,947,909	$35,785,410

STATEMENTS OF OPERATIONS
For the period ended December 31, 2015

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 1)	AST Small-Cap Growth Opportunities Portfolio	AST International Value Portfolio
	1/1/2015	1/1/2015	1/1/2015	4/24/2015*
	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015

INVESTMENT INCOME
Dividend income	$127,364	$51,299	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	12,904	4,736	5,397	51,259
NET INVESTMENT INCOME (LOSS)	114,460	46,563	(5,397)	(51,259)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,212	182,706	—	—
Net realized gain (loss) on shares redeemed	(17,847)	(7,742)	140,679	(177,805)
Net change in unrealized gain (loss) on investments	(78,131)	(316,848)	(94,454)	(2,934,105)
NET GAIN (LOSS) ON INVESTMENTS	(93,766)	(141,884)	46,225	(3,111,910)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,694	$(95,321)	$40,828	$(3,163,169)

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(588,505)	$(540,093)	$(218,769)	$(66,124)	$(120,151)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	344,876	2,835,078	3,323,420	596,946
Net change in unrealized gain (loss) on investments	—	(671,336)	(931,115)	(3,062,220)	(1,960,135)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(588,505)	(866,553)	1,685,194	195,076	(1,483,340)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	90,740,930	6,014,288	6,099,084	2,696,085	1,542,879
Policy loans	(1,506,485)	(908,986)	(1,707,450)	(67,763)	(82,751)
Policy loan repayments and interest	1,093,427	369,663	636,523	7,235	8,037
Surrenders, withdrawals and death benefits	(7,386,786)	(2,647,598)	(3,284,306)	(10,371,393)	(394,969)
Net transfers between other subaccounts
or fixed rate option	(223,012,813)	3,402,690	(2,211,968)	3,961,624	138,696,044
Other charges	(6,981,022)	(3,983,980)	(3,160,195)	(1,399,709)	(1,078,657)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(147,052,749)	2,246,077	(3,628,312)	(5,173,921)	138,690,583

TOTAL INCREASE (DECREASE) IN NET ASSETS	(147,641,254)	1,379,524	(1,943,118)	(4,978,845)	137,207,243

NET ASSETS
Beginning of period	223,072,813	121,022,976	81,076,817	19,525,669	11,803,926
End of period	$75,431,559	$122,402,500	$79,133,699	$14,546,824	$149,011,169

Beginning units	134,768,577	37,379,922	33,931,740	6,784,915	2,575,799
Units issued	41,177,643	4,957,649	3,251,330	448,859	27,527,159
Units redeemed	(129,261,415)	(4,542,196)	(4,400,228)	(5,326,611)	(922,310)
Ending units	46,684,805	37,795,375	32,782,842	1,907,163	29,180,648

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(224,551)	$2,207,001	$(10,869)	$4,877,557	$(88,209)
Capital gains distributions received	—	—	—	5,251,760	—
Net realized gain (loss) on shares redeemed	1,831,259	(17,858)	(140,325)	5,899,465	663,052
Net change in unrealized gain (loss) on investments	(8,188,647)	(3,170,894)	(2,441,272)	(13,487,339)	(29,126)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,581,939)	(981,751)	(2,592,466)	2,541,443	545,717

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,219,086	3,647,603	2,392,220	15,314,167	1,929,584
Policy loans	(1,337,608)	(707,759)	(83,518)	(3,524,271)	(388,558)
Policy loan repayments and interest	446,333	227,781	84,990	1,005,164	183,299
Surrenders, withdrawals and death benefits	(2,658,074)	(1,386,619)	(182,631)	(8,392,822)	(1,090,614)
Net transfers between other subaccounts
or fixed rate option	(935,727)	427,974	597,273	113,490,981	585,694
Other charges	(2,639,876)	(1,871,725)	(815,023)	(9,932,157)	(870,205)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(1,905,866)	337,255	1,993,311	107,961,062	349,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,487,805)	(644,496)	(599,155)	110,502,505	894,917

NET ASSETS
Beginning of period	78,983,121	36,214,033	7,713,515	320,870,703	27,729,694
End of period	$70,495,316	$35,569,537	$7,114,360	$431,373,208	$28,624,611

Beginning units	8,775,193	14,290,644	1,073,122	112,944,613	14,943,492
Units issued	760,687	2,453,579	554,902	42,650,889	1,746,092
Units redeemed	(1,040,166)	(2,247,299)	(245,680)	(12,306,532)	(1,726,432)
Ending units	8,495,714	14,496,924	1,382,344	143,288,970	14,963,152

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Aspen Janus Portfolio (Institutional Shares)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(754,427)	$(262,500)	$(176,980)	$137,666	$(3,965)
Capital gains distributions received	—	—	—	717,321	552,767
Net realized gain (loss) on shares redeemed	862,402	4,614,073	779,738	82,458	84,964
Net change in unrealized gain (loss) on investments	289,075	5,712,039	(1,597,391)	(1,569,162)	(509,680)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	397,050	10,063,612	(994,633)	(631,717)	124,086

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	6,274,418	950,235	80,162	108,004
Policy loans	(205,862)	(2,031,360)	(25,271)	(4,148)	(54,315)
Policy loan repayments and interest	151,922	656,936	9,138	7,087	926
Surrenders, withdrawals and death benefits	(19,753)	(6,128,720)	(88,857)	(96,969)	(8,676)
Net transfers between other subaccounts
or fixed rate option	(91,135,003)	375,965	(1,087,680)	1,121,748	257,543
Other charges	(1,162,349)	(3,333,913)	(623,411)	(301,878)	(127,956)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(92,371,045)	(4,186,674)	(865,846)	806,002	175,526

TOTAL INCREASE (DECREASE) IN NET ASSETS	(91,973,995)	5,876,938	(1,860,479)	174,285	299,612

NET ASSETS
Beginning of period	134,322,403	91,228,727	33,552,640	35,804,982	2,682,117
End of period	$42,348,408	$97,105,665	$31,692,161	$35,979,267	$2,981,729

Beginning units	33,792,480	45,099,851	4,383,716	24,093,410	2,144,533
Units issued	288,221	4,109,445	161,720	1,421,563	385,042
Units redeemed	(23,433,897)	(6,671,118)	(306,569)	(947,807)	(268,365)
Ending units	10,646,804	42,538,178	4,238,867	24,567,166	2,261,210

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(16,383)	$96,099	$(24,545)	$27,182	$1,298
Capital gains distributions received	198,824	—	1,317,020	123,194	50,891
Net realized gain (loss) on shares redeemed	414,280	202,466	50,080	80,652	2,026
Net change in unrealized gain (loss) on investments	(321,039)	(587,963)	(1,483,052)	(320,476)	(62,088)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	275,682	(289,398)	(140,497)	(89,448)	(7,873)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	68,072	117,328	56,617	21,763	2,097
Policy loans	(2,642)	(371)	(17,901)	—	—
Policy loan repayments and interest	3,860	296	1,686	—	—
Surrenders, withdrawals and death benefits	(177,034)	(162,917)	(189,108)	—	—
Net transfers between other subaccounts
or fixed rate option	(355,259)	24,471	(149,363)	(112,318)	—
Other charges	(123,019)	(190,417)	(96,846)	(28,984)	(7,739)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(586,022)	(211,610)	(394,915)	(119,539)	(5,642)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(310,340)	(501,008)	(535,412)	(208,987)	(13,515)

NET ASSETS
Beginning of period	4,040,079	6,649,287	5,594,277	1,501,790	326,062
End of period	$3,729,739	$6,148,279	$5,058,865	$1,292,803	$312,547

Beginning units	2,730,668	2,203,229	3,678,382	763,966	120,505
Units issued	114,680	179,755	48,882	151,557	780
Units redeemed	(554,634)	(249,910)	(300,464)	(217,315)	(2,832)
Ending units	2,290,714	2,133,074	3,426,800	698,208	118,453

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class)	Invesco V.I. Managed Volatility Fund (Series I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(6,001)	$(156,076)	$(8,290)	$248	$1,023
Capital gains distributions received	46,741	—	—	38,085	29,569
Net realized gain (loss) on shares redeemed	200,369	2,070,146	231,967	1,310	(38)
Net change in unrealized gain (loss) on investments	(267,055)	(5,655,860)	246,898	(52,788)	(32,533)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(25,946)	(3,741,790)	470,575	(13,145)	(1,979)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,271	4,516,007	2,259,125	17,474	5,248
Policy loans	(41,383)	(1,453,889)	(122,574)	—	—
Policy loan repayments and interest	10,034	576,784	77,091	—	—
Surrenders, withdrawals and death benefits	(138,099)	(3,657,811)	(365,386)	—	—
Net transfers between other subaccounts
or fixed rate option	(222,634)	(128,359)	447,401	2,228	—
Other charges	(39,845)	(2,210,875)	(990,788)	(5,619)	(1,281)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(403,656)	(2,358,143)	1,304,869	14,083	3,967

TOTAL INCREASE (DECREASE) IN NET ASSETS	(429,602)	(6,099,933)	1,775,444	938	1,988

NET ASSETS
Beginning of period	3,168,819	68,990,677	7,318,055	292,123	80,329
End of period	$2,739,217	$62,890,744	$9,093,499	$293,061	$82,317

Beginning units	3,396,813	23,213,090	476,090	113,325	46,520
Units issued	431,703	2,075,109	230,932	22,236	3,041
Units redeemed	(817,693)	(2,968,538)	(136,511)	(19,170)	(744)
Ending units	3,010,823	22,319,661	570,511	116,391	48,817
The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Aspen Enterprise Portfolio (Service Shares)	Janus Aspen Balanced Portfolio (Service Shares)	Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares)	Janus Aspen Janus Portfolio (Service Shares)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,570)	$2,545	$7,651	$(102)	$10,190
Capital gains distributions received	79,750	53,171	12,881	4,515	911,755
Net realized gain (loss) on shares redeemed	8,960	56,710	139,718	6,128	87,778
Net change in unrealized gain (loss) on investments	(36,773)	(89,146)	(169,777)	(6,991)	(789,400)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	50,367	23,280	(9,527)	3,550	220,323

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,437	33,977	52,516	—	291,259
Policy loans	(236)	(71,027)	—	—	(140,145)
Policy loan repayments and interest	1,359	819	—	—	49,715
Surrenders, withdrawals and death benefits	(16,963)	—	(3,556)	(7,016)	(181,421)
Net transfers between other subaccounts
or fixed rate option	—	(140,657)	(564,260)	—	221,426
Other charges	(13,207)	(6,945)	(23,950)	(6,297)	(133,135)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(16,610)	(183,833)	(539,250)	(13,313)	107,699

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,757	(160,553)	(548,777)	(9,763)	328,022

NET ASSETS
Beginning of period	763,571	553,597	1,416,336	55,903	4,599,989
End of period	$797,328	$393,044	$867,559	$46,140	$4,928,011

Beginning units	1,488,675	394,109	606,129	55,955	2,623,259
Units issued	25,845	24,368	255,429	—	349,754
Units redeemed	(56,348)	(148,293)	(491,058)	(12,441)	(291,788)
Ending units	1,458,172	270,184	370,500	43,514	2,681,225

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Aspen Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	Prudential SP International Value Portfolio	M Large Cap Growth Fund
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	4/24/2015**	12/31/2015

OPERATIONS
Net investment income (loss)	$(187,661)	$22,487	$(39,289)	$(24,183)	$849
Capital gains distributions received	—	169,750	—	—	532,964
Net realized gain (loss) on shares redeemed	2,101,187	(343,435)	107,549	3,696,894	29,587
Net change in unrealized gain (loss) on investments	(4,072,730)	(323,334)	559,838	(1,365)	(335,570)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,159,204)	(474,532)	628,098	3,671,346	227,830

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,732,514	1,036,845	2,238,312	974,430	100,577
Policy loans	(1,927,496)	(87,327)	(437,334)	(150,596)	(1,115)
Policy loan repayments and interest	633,200	85,710	154,003	420,049	1,835
Surrenders, withdrawals and death benefits	(3,533,294)	(147,571)	(842,487)	(533,245)	(40)
Net transfers between other subaccounts
or fixed rate option	1,630,769	(366,824)	411,174	(38,263,154)	79,514
Other charges	(3,152,535)	(350,131)	(899,907)	(395,333)	(123,434)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	383,158	170,702	623,761	(37,947,849)	57,337

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,776,046)	(303,830)	1,251,859	(34,276,503)	285,167

NET ASSETS
Beginning of period	80,595,844	5,302,366	20,665,019	34,276,503	2,907,699
End of period	$78,819,798	$4,998,536	$21,916,878	$—	$3,192,866

Beginning units	27,210,006	1,210,925	10,542,661	18,203,802	108,955
Units issued	2,873,323	520,804	1,793,079	950,252	9,499
Units redeemed	(3,305,635)	(323,042)	(1,443,315)	(19,154,054)	(7,220)
Ending units	26,777,694	1,408,687	10,892,425	—	111,234

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	M Capital Appreciation Fund	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$—	$26,167	$37,149	$1	$2
Capital gains distributions received	261,840	—	235,576	98	—
Net realized gain (loss) on shares redeemed	15,470	(2,101)	9,503	(2)	1
Net change in unrealized gain (loss) on investments	(437,377)	(84,204)	(301,356)	(286)	(76)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(160,067)	(60,138)	(19,128)	(189)	(73)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	92,119	41,349	75,245	216	74
Policy loans	—	—	—	—	—
Policy loan repayments and interest	680	362	1,616	—	—
Surrenders, withdrawals and death benefits	(10,829)	(1)	(33)	—	—
Net transfers between other subaccounts
or fixed rate option	54,719	186,361	110,655	—	—
Other charges	(101,269)	(65,681)	(97,930)	(37)	(16)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	35,420	162,390	89,553	179	58

TOTAL INCREASE (DECREASE) IN NET ASSETS	(124,647)	102,252	70,425	(10)	(15)

NET ASSETS
Beginning of period	2,407,951	1,375,652	2,607,409	1,859	498
End of period	$2,283,304	$1,477,904	$2,677,834	$1,849	$483

Beginning units	76,203	78,577	106,738	562	198
Units issued	5,333	13,716	9,139	67	32
Units redeemed	(4,142)	(4,368)	(5,530)	(11)	(7)
Ending units	77,394	87,925	110,347	618	223

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(2)	$(10)	$(521)	$(6)	$24
Capital gains distributions received	—	145	62,326	331	562
Net realized gain (loss) on shares redeemed	(503)	69	(42,050)	(19)	(1,812)
Net change in unrealized gain (loss) on investments	—	(93)	816	(278)	(445)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(505)	111	20,571	28	(1,671)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	49	1,130	—	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	1,247
Surrenders, withdrawals and death benefits	—	—	—	—	(13,579)
Net transfers between other subaccounts
or fixed rate option	505	771	(544,278)	3,027	—
Other charges	—	(316)	(960)	(235)	(533)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	505	504	(544,108)	2,792	(12,865)

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	615	(523,537)	2,820	(14,536)

NET ASSETS
Beginning of period	—	3,286	819,371	—	20,109
End of period	$—	$3,901	$295,834	$2,820	$5,573

Beginning units	—	550	263,090	—	6,203
Units issued	301,675	138	4,906,646	1,089	392
Units redeemed	(301,675)	(54)	(5,071,683)	(84)	(4,346)
Ending units	—	634	98,053	1,005	2,249

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$1,435	$3	$(14)	$(32)	$(4)
Capital gains distributions received	—	—	—	—	190
Net realized gain (loss) on shares redeemed	(38)	2,079	2,899	(34)	2
Net change in unrealized gain (loss) on investments	(5,052)	(2,404)	(2,306)	729	(190)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,655)	(322)	579	663	(2)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	706	961	—	287	149
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	1,247	1,247	—	—
Surrenders, withdrawals and death benefits	—	(15,956)	(17,173)	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	(815)	—	—
Other charges	(1,586)	(868)	(501)	(605)	(43)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(880)	(14,616)	(17,242)	(318)	106

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,535)	(14,938)	(16,663)	345	104

NET ASSETS
Beginning of period	33,565	23,511	20,319	11,760	1,236
End of period	$29,030	$8,573	$3,656	$12,105	$1,340

Beginning units	16,806	17,570	7,197	6,130	422
Units issued	364	1,876	457	136	50
Units redeemed	(820)	(12,926)	(6,418)	(288)	(15)
Ending units	16,350	6,520	1,236	5,978	457

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(2)	$(3,701)	$(296)	$(3)	$(17)
Capital gains distributions received	59	—	14,224	17	—
Net realized gain (loss) on shares redeemed	1	—	1,087	1,476	(708)
Net change in unrealized gain (loss) on investments	(168)	—	(6,820)	(991)	(1,798)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(110)	(3,701)	8,195	499	(2,523)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	147	3,087	357	—	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	671	—	1,247	—
Surrenders, withdrawals and death benefits	—	—	—	(16,712)	—
Net transfers between other subaccounts
or fixed rate option	—	832,769	(29)	—	—
Other charges	(42)	(23,141)	(6,830)	(202)	(387)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	105	813,386	(6,502)	(15,667)	(387)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5)	809,685	1,693	(15,168)	(2,910)

NET ASSETS
Beginning of period	1,260	637,123	116,811	15,927	7,906
End of period	$1,255	$1,446,808	$118,504	$759	$4,996

Beginning units	408	595,203	33,033	8,216	8,363
Units issued	50	29,191,649	116	654	—
Units redeemed	(14)	(28,431,453)	(1,884)	(8,494)	(474)
Ending units	444	1,355,399	31,265	376	7,889

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$175	$(2)	$(1)	$(238)	$(25)
Capital gains distributions received	—	—	—	2,080	1,174
Net realized gain (loss) on shares redeemed	785	(207)	(12)	723	2
Net change in unrealized gain (loss) on investments	(1,096)	—	—	(8,582)	(1,087)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(136)	(209)	(13)	(6,017)	64

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,133	—	—	—	882
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	214	209	13	—	—
Other charges	(2,664)	—	—	(5,502)	(150)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(1,317)	209	13	(5,502)	732

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,453)	—	—	(11,519)	796

NET ASSETS
Beginning of period	42,678	—	—	98,094	9,276
End of period	$41,225	$—	$—	$86,575	$10,072

Beginning units	16,303	—	—	34,422	2,915
Units issued	8,644	546,693	362,332	—	267
Units redeemed	(9,211)	(546,693)	(362,332)	(1,951)	(46)
Ending units	15,736	—	—	32,471	3,136

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Technology	ProFund VP Telecommunications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1)	$101	$(24)	$(122)	$(298)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	102	27	2,890	1,603	8,538
Net change in unrealized gain (loss) on investments	(123)	(31)	(851)	(641)	1,183
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22)	97	2,015	840	9,423

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	75	1,205	707	—	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	(2,210)	—	(2,569)	17,706	(340,949)
Other charges	(39)	(604)	(137)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(2,174)	601	(1,999)	17,706	(340,949)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,196)	698	16	18,546	(331,526)

NET ASSETS
Beginning of period	2,891	6,833	8,999	52,725	509,704
End of period	$695	$7,531	$9,015	$71,271	$178,178

Beginning units	1,052	4,078	4,116	10,285	74,161
Units issued	27	712	78,187	763,074	1,239,930
Units redeemed	(832)	(352)	(77,923)	(758,019)	(1,291,213)
Ending units	247	4,438	4,380	15,340	22,878

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(61)	$(147)	$11	$(75,016)	$(8,140)
Capital gains distributions received	—	672	3	—	—
Net realized gain (loss) on shares redeemed	(698)	887	1	1,015,375	202,301
Net change in unrealized gain (loss) on investments	—	(1,837)	(49)	1,973,978	194,493
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(759)	(425)	(34)	2,914,337	388,654

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	750	73	3,443,690	1,574,634
Policy loans	—	—	—	(635,879)	(196,952)
Policy loan repayments and interest	—	—	—	230,139	41,007
Surrenders, withdrawals and death benefits	—	—	—	(1,059,272)	(291,644)
Net transfers between other subaccounts
or fixed rate option	36,393	(779)	—	1,665,636	274,277
Other charges	—	(3,187)	(19)	(1,712,285)	(627,696)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	36,393	(3,216)	54	1,932,029	773,626

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,634	(3,641)	20	4,846,366	1,162,280

NET ASSETS
Beginning of period	—	60,625	583	31,665,663	7,629,742
End of period	$35,634	$56,984	$603	$36,512,029	$8,792,022

Beginning units	—	26,952	184	1,594,446	352,914
Units issued	516,415	334	26	429,331	108,820
Units redeemed	(506,093)	(1,774)	(6)	(260,175)	(73,436)
Ending units	10,322	25,512	204	1,763,602	388,298

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST Herndon Large-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(11,581)	$(6,009)	$(6,960)	$(6,446)	$(62,053)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	72,694	107,900	168,487	129,339	683,273
Net change in unrealized gain (loss) on investments	(95,469)	(486,388)	(476,562)	(511,817)	(3,023,442)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(34,356)	(384,497)	(315,035)	(388,924)	(2,402,222)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,662,619	1,069,110	1,136,089	1,349,295	2,917,117
Policy loans	(67,621)	(84,390)	(160,965)	(180,087)	(683,595)
Policy loan repayments and interest	22,268	25,314	39,105	27,654	239,439
Surrenders, withdrawals and death benefits	(214,993)	(301,875)	(212,809)	(224,715)	(1,063,333)
Net transfers between other subaccounts
or fixed rate option	352,311	(65,781)	(105,873)	998,475	85,250
Other charges	(776,039)	(359,121)	(447,744)	(568,370)	(1,354,238)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	978,545	283,257	247,803	1,402,252	140,640

TOTAL INCREASE (DECREASE) IN NET ASSETS	944,189	(101,240)	(67,232)	1,013,328	(2,261,582)

NET ASSETS
Beginning of period	6,582,437	5,824,609	6,954,801	5,759,265	30,007,047
End of period	$7,526,626	$5,723,369	$6,887,569	$6,772,593	$27,745,465

Beginning units	397,190	346,114	322,709	226,796	2,046,934
Units issued	134,365	79,255	63,733	130,252	365,963
Units redeemed	(75,735)	(60,862)	(52,077)	(49,109)	(329,171)
Ending units	455,820	364,507	334,365	307,939	2,083,726

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman Mid-Cap Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	10/16/2015**	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(26,379)	$(3,742)	$(290)	$(46,358)	$(2,472)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	652,867	90,168	172,299	641,986	(1,627)
Net change in unrealized gain (loss) on investments	900,940	160,502	(155,696)	(550,779)	10,890
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,527,428	246,928	16,313	44,849	6,791

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,361,743	1,078,377	—	2,068,620	573,061
Policy loans	(290,068)	(116,435)	(1,545)	(425,161)	(27,308)
Policy loan repayments and interest	90,070	10,465	—	135,673	9,262
Surrenders, withdrawals and death benefits	(775,901)	(108,765)	(22,080)	(1,103,364)	(41,424)
Net transfers between other subaccounts
or fixed rate option	(275,131)	343,670	(343,031)	1,084,365	380,217
Other charges	(651,688)	(430,952)	(7,051)	(973,288)	(240,220)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(540,975)	776,360	(373,707)	786,845	653,588

TOTAL INCREASE (DECREASE) IN NET ASSETS	986,453	1,023,288	(357,394)	831,694	660,379

NET ASSETS
Beginning of period	15,586,865	3,175,480	357,394	19,378,208	2,216,656
End of period	$16,573,318	$4,198,768	$—	$20,209,902	$2,877,035

Beginning units	899,460	155,182	15,237	1,012,058	165,346
Units issued	105,610	90,011	—	187,731	93,168
Units redeemed	(135,217)	(38,240)	(15,237)	(149,897)	(35,901)
Ending units	869,853	206,953	—	1,049,892	222,613

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(12,115)	$(5,381)	$(6,514)	$(2,503)	$703
Capital gains distributions received	—	—	—	—	28,612
Net realized gain (loss) on shares redeemed	(217,065)	40,887	42,977	(6,216)	9,841
Net change in unrealized gain (loss) on investments	(2,306,971)	(141,490)	(266,365)	(109,050)	(40,834)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,536,151)	(105,984)	(229,902)	(117,769)	(1,678)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,649,341	1,420,540	1,240,096	566,611	89,819
Policy loans	(219,079)	(84,200)	(133,929)	(29,204)	(9,703)
Policy loan repayments and interest	78,580	11,278	49,128	8,917	1,010
Surrenders, withdrawals and death benefits	(471,359)	(149,387)	(222,353)	(61,483)	(2,557)
Net transfers between other subaccounts
or fixed rate option	(623,400)	1,667,895	417,406	539,012	(15,093)
Other charges	(813,954)	(423,122)	(402,363)	(181,440)	(43,290)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	600,129	2,443,004	947,985	842,413	20,186

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,936,022)	2,337,020	718,083	724,644	18,508

NET ASSETS
Beginning of period	12,552,564	4,417,179	5,779,338	2,136,703	309,873
End of period	$10,616,542	$6,754,199	$6,497,421	$2,861,347	$328,381

Beginning units	839,231	203,367	400,676	151,701	18,883
Units issued	233,509	238,235	142,250	94,221	7,189
Units redeemed	(192,850)	(36,710)	(68,905)	(24,388)	(5,885)
Ending units	879,890	404,892	474,021	221,534	20,187
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	American Century VP Mid Cap Value Fund (Class I)	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (Class 1)	The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS Utilities Series (Initial Class)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$66,814	$9,905	$2,854	$2,350	$216,613
Capital gains distributions received	193,575	263,642	53,292	109,637	366,029
Net realized gain (loss) on shares redeemed	49,103	2,219	3,408	9,883	(6,031)
Net change in unrealized gain (loss) on investments	(434,536)	(404,808)	(76,090)	(144,572)	(1,385,687)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(125,044)	(129,042)	(16,536)	(22,702)	(809,076)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	795,959	556,427	195,507	169,876	1,612,621
Policy loans	(20,465)	(41,463)	(3,774)	(15,143)	(57,028)
Policy loan repayments and interest	9,935	6,155	695	2,598	21,580
Surrenders, withdrawals and death benefits	(45,815)	(77,084)	(1,630)	(25,687)	(138,519)
Net transfers between other subaccounts
or fixed rate option	(264,297)	599,094	30,876	74,342	267,914
Other charges	(371,004)	(208,745)	(81,398)	(84,183)	(665,340)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	104,313	834,384	140,276	121,803	1,041,228

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,731)	705,342	123,740	99,101	232,152

NET ASSETS
Beginning of period	4,167,763	1,605,308	402,641	708,688	4,621,950
End of period	$4,147,032	$2,310,650	$526,381	$807,789	$4,854,102

Beginning units	200,507	82,162	22,405	37,862	291,243
Units issued	81,470	81,718	16,448	20,485	154,796
Units redeemed	(79,256)	(23,673)	(6,347)	(11,574)	(82,495)
Ending units	202,721	140,207	32,506	46,773	363,544

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Schroders Multi-Asset World Strategies Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	10/16/2015**	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(5,200)	$(131,264)	$(26,351)	$(99,793)	$(213,138)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	277,705	464,899	45,569	1,450,244	1,911,273
Net change in unrealized gain (loss) on investments	(317,876)	(1,583,529)	(177,116)	(1,854,663)	(1,463,542)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(45,371)	(1,249,894)	(157,898)	(504,212)	234,593

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	553,216	4,150,861	2,597,581	8,058,413	16,508,395
Policy loans	(17,826)	(737,984)	(49,919)	(1,186,694)	(2,250,885)
Policy loan repayments and interest	1,740	255,417	19,795	349,425	579,979
Surrenders, withdrawals and death benefits	(62,392)	(2,255,413)	(102,830)	(3,340,918)	(4,740,077)
Net transfers between other subaccounts
or fixed rate option	(2,650,645)	(3,916,077)	4,276,864	(612,120)	5,397,401
Other charges	(274,372)	(2,450,166)	(1,343,510)	(2,949,877)	(7,918,958)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(2,450,279)	(4,953,362)	5,397,981	318,229	7,575,855

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,495,650)	(6,203,256)	5,240,083	(185,983)	7,810,448

NET ASSETS
Beginning of period	2,495,650	56,990,137	7,498,207	62,317,614	110,419,809
End of period	$—	$50,786,881	$12,738,290	$62,131,631	$118,230,257

Beginning units	141,250	4,668,619	383,029	3,934,187	7,034,542
Units issued	32,751	425,542	377,395	561,479	1,530,909
Units redeemed	(174,001)	(833,146)	(108,366)	(540,567)	(1,055,128)
Ending units	—	4,261,015	652,058	3,955,099	7,510,323

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Schroders Global Tactical Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(51,873)	$(8,148)	$(23,726)	$(11,892)	$(12,565)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	496,451	18,479	44,756	47,363	23,383
Net change in unrealized gain (loss) on investments	(478,007)	(12,566)	(182,348)	(42,212)	(136,333)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(33,429)	(2,235)	(161,318)	(6,741)	(125,515)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,023,785	921,265	2,899,734	1,408,209	1,321,690
Policy loans	(407,659)	(25,908)	(117,344)	(31,895)	(19,056)
Policy loan repayments and interest	136,749	1,012	3,993	30,708	9,271
Surrenders, withdrawals and death benefits	(1,155,007)	(33,006)	(58,225)	(66,946)	(54,256)
Net transfers between other subaccounts
or fixed rate option	414,139	779,780	3,164,799	173,869	3,651,429
Other charges	(1,547,231)	(433,974)	(1,382,661)	(706,481)	(655,892)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	464,776	1,209,169	4,510,296	807,464	4,253,186

TOTAL INCREASE (DECREASE) IN NET ASSETS	431,347	1,206,934	4,348,978	800,723	4,127,671

NET ASSETS
Beginning of period	23,383,215	2,702,458	6,956,959	4,249,433	3,779,083
End of period	$23,814,562	$3,909,392	$11,305,937	$5,050,156	$7,906,754

Beginning units	1,656,220	148,796	352,323	212,389	187,658
Units issued	320,963	92,622	345,792	110,409	279,665
Units redeemed	(289,703)	(27,749)	(120,580)	(71,772)	(69,958)
Ending units	1,687,480	213,669	577,535	251,026	397,365

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS Aggressive Growth ETF Portfolio (Class 2)	TOPS Balanced ETF Portfolio (Class 2)	TOPS Conservative ETF Portfolio (Class 2)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(5,912)	$(296,436)	$19,433	$14,172	$2,182
Capital gains distributions received	—	—	80,838	18,909	1,288
Net realized gain (loss) on shares redeemed	38,454	1,788,308	5,698	(2,604)	(413)
Net change in unrealized gain (loss) on investments	(64,689)	(6,621,367)	(191,852)	(69,255)	(6,946)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(32,147)	(5,129,495)	(85,883)	(38,778)	(3,889)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	653,399	22,341,516	830,140	415,342	75,125
Policy loans	(4,469)	(4,060,046)	(21,280)	(2,504)	(29)
Policy loan repayments and interest	1,194	1,666,576	2,801	263	1,777
Surrenders, withdrawals and death benefits	(32,224)	(7,313,331)	(48,998)	(20,995)	(831)
Net transfers between other subaccounts
or fixed rate option	256,542	351,782	470,170	390,691	83,814
Other charges	(327,019)	(8,577,590)	(434,215)	(191,730)	(35,684)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	547,423	4,408,907	798,618	591,067	124,172

TOTAL INCREASE (DECREASE) IN NET ASSETS	515,276	(720,588)	712,735	552,289	120,283

NET ASSETS
Beginning of period	2,005,276	156,237,329	1,483,735	929,518	122,345
End of period	$2,520,552	$155,516,741	$2,196,470	$1,481,807	$242,628

Beginning units	116,331	13,042,428	93,337	71,489	10,225
Units issued	67,170	2,353,369	91,672	91,440	17,087
Units redeemed	(36,670)	(1,986,188)	(36,131)	(37,369)	(4,761)
Ending units	146,831	13,409,609	148,878	125,560	22,551

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	TOPS Growth ETF Portfolio (Class 2)	TOPS Moderate Growth ETF Portfolio (Class 2)	TOPS Managed Risk Balanced ETF Portfolio (Class 2)	TOPS Managed Risk Growth ETF Portfolio (Class 2)	TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$31,443	$39,198	$22,153	$94,892	$33,002
Capital gains distributions received	68,892	153,880	50,602	32,964	62,754
Net realized gain (loss) on shares redeemed	518	(14,075)	3,428	(9,475)	(4,480)
Net change in unrealized gain (loss) on investments	(230,185)	(281,296)	(189,218)	(849,586)	(298,703)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(129,332)	(102,293)	(113,035)	(731,205)	(207,427)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	915,486	694,203	537,268	1,244,815	812,623
Policy loans	(11,221)	(16,693)	(946)	(46,491)	(7,979)
Policy loan repayments and interest	4,796	618	254	643,120	402
Surrenders, withdrawals and death benefits	(10,272)	(141,041)	(5,355)	(111,665)	(16,951)
Net transfers between other subaccounts
or fixed rate option	743,983	1,557,095	716,515	303,156	611,791
Other charges	(415,728)	(255,894)	(365,414)	(801,551)	(461,253)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,227,044	1,838,288	882,322	1,231,384	938,633

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,097,712	1,735,995	769,287	500,179	731,206

NET ASSETS
Beginning of period	1,371,446	1,226,562	1,433,318	6,774,565	2,261,066
End of period	$2,469,158	$2,962,557	$2,202,605	$7,274,744	$2,992,272

Beginning units	84,605	88,591	119,742	547,866	183,403
Units issued	112,347	206,232	114,982	208,762	133,365
Units redeemed	(31,057)	(41,920)	(40,833)	(108,953)	(58,021)
Ending units	165,895	252,903	193,891	647,675	258,747

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund(Class 2)	American Funds IS International Fund (Class 2)	Fidelity VIP Contrafund Portfolio (Service Class 2)	Fidelity VIP MidCap Portfolio (Service Class 2)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$8,428	$79,515	$15,210	$14,844	$3,280
Capital gains distributions received	159,525	588,539	20,684	63,023	59,682
Net realized gain (loss) on shares redeemed	(5,817)	(19,389)	(3,959)	(3,927)	(4,634)
Net change in unrealized gain (loss) on investments	(110,873)	(651,394)	(93,820)	(82,011)	(110,759)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	51,263	(2,729)	(61,885)	(8,071)	(52,431)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	591,160	1,590,992	344,756	577,911	495,824
Policy loans	(3,538)	(40,653)	(1,272)	(7,648)	(4,934)
Policy loan repayments and interest	252	4,048	253	368	1,063
Surrenders, withdrawals and death benefits	(5,328)	(20,239)	(4,039)	(9,699)	(20,774)
Net transfers between other subaccounts
or fixed rate option	1,061,090	5,276,785	975,627	1,510,513	1,355,639
Other charges	(268,172)	(597,095)	(90,905)	(199,823)	(175,051)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,375,464	6,213,838	1,224,420	1,871,622	1,651,767

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,426,727	6,211,109	1,162,535	1,863,551	1,599,336

NET ASSETS
Beginning of period	491,677	1,654,493	214,495	489,282	443,935
End of period	$1,918,404	$7,865,602	$1,377,030	$2,352,833	$2,043,271

Beginning units	42,253	148,322	20,724	40,219	38,500
Units issued	154,356	629,869	137,845	199,705	184,194
Units redeemed	(26,209)	(71,452)	(10,502)	(23,391)	(26,087)
Ending units	170,400	706,739	148,067	216,533	196,607

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$22,335	$29,202	$4,404	$2,954	$1,995
Capital gains distributions received	—	66,681	—	81,095	85,908
Net realized gain (loss) on shares redeemed	(21,420)	(2,499)	(971)	(2,515)	(3,089)
Net change in unrealized gain (loss) on investments	(53,652)	(118,167)	(21,282)	(81,894)	(70,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(52,737)	(24,783)	(17,849)	(360)	14,802

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	323,014	145,097	151,425	186,414	145,208
Policy loans	(507)	(131)	(310)	(539)	(4,078)
Policy loan repayments and interest	199	11	528	670	173
Surrenders, withdrawals and death benefits	(1,160)	(1,243)	(96)	(1,348)	(1,537)
Net transfers between other subaccounts
or fixed rate option	524,120	1,036,692	336,116	144,065	253,935
Other charges	(95,971)	(61,875)	(50,067)	(66,756)	(28,319)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	749,695	1,118,551	437,596	262,506	365,382

TOTAL INCREASE (DECREASE) IN NET ASSETS	696,958	1,093,768	419,747	262,146	380,184

NET ASSETS
Beginning of period	415,161	237,965	159,446	280,021	91,689
End of period	$1,112,119	$1,331,733	$579,193	$542,167	$471,873

Beginning units	37,780	20,802	15,327	24,034	7,215
Units issued	101,179	124,852	52,939	31,801	31,526
Units redeemed	(24,487)	(6,210)	(5,159)	(9,619)	(3,873)
Ending units	114,472	139,444	63,107	46,216	34,868

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS Total Return Bond Series (Initial Class)	MFS Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$23,271	$(802)	$11,961	$17,366	$96,227
Capital gains distributions received	167,051	209,278	—	46,938	531,461
Net realized gain (loss) on shares redeemed	(7,966)	(7,568)	(873)	(1,262)	(5,025)
Net change in unrealized gain (loss) on investments	(206,589)	(151,501)	(19,310)	(34,959)	(712,235)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(24,233)	49,407	(8,222)	28,083	(89,572)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	490,275	392,416	293,981	478,517	478,856
Policy loans	(3,722)	(12,100)	(1,568)	(82)	(17,734)
Policy loan repayments and interest	1,250	1,109	37	110	388
Surrenders, withdrawals and death benefits	(7,786)	(2,825)	(1,841)	(4,694)	(2,762)
Net transfers between other subaccounts
or fixed rate option	640,290	987,383	990,486	2,040,551	3,553,049
Other charges	(129,687)	(134,775)	(68,560)	(105,512)	(281,277)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	990,620	1,231,208	1,212,535	2,408,890	3,730,520

TOTAL INCREASE (DECREASE) IN NET ASSETS	966,387	1,280,615	1,204,313	2,436,973	3,640,948

NET ASSETS
Beginning of period	562,333	229,480	94,058	310,512	703,195
End of period	$1,528,720	$1,510,095	$1,298,371	$2,747,485	$4,344,143

Beginning units	45,680	18,827	8,850	25,477	65,329
Units issued	97,121	110,027	128,637	248,932	384,707
Units redeemed	(16,717)	(17,598)	(8,108)	(9,935)	(32,660)
Ending units	126,084	111,256	129,379	264,474	417,376

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio	AST International Value Portfolio
	1/1/2015	1/1/2015	1/1/2015	4/24/2015*
	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$114,460	$46,563	$(5,397)	$(51,259)
Capital gains distributions received	2,212	182,706	—	—
Net realized gain (loss) on shares redeemed	(17,847)	(7,742)	140,679	(177,805)
Net change in unrealized gain (loss) on investments	(78,131)	(316,848)	(94,454)	(2,934,105)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,694	(95,321)	40,828	(3,163,169)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,048,734	537,901	1,003,292	2,160,291
Policy loans	(20,426)	—	(160,310)	(638,413)
Policy loan repayments and interest	355	113	29,265	223,295
Surrenders, withdrawals and death benefits	(1,723)	(4,358)	(186,453)	(954,952)
Net transfers between other subaccounts
or fixed rate option	4,913,669	2,064,232	132,214	36,077,753
Other charges	(615,461)	(223,498)	(426,715)	(853,500)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	5,325,148	2,374,390	391,293	36,014,474

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,345,842	2,279,069	432,121	32,851,305

NET ASSETS
Beginning of period	2,112,810	563,999	4,937,934	—
End of period	$7,458,652	$2,843,068	$5,370,055	$32,851,305

Beginning units	191,373	50,891	236,822	—
Units issued	772,359	238,156	63,398	4,138,489
Units redeemed	(293,709)	(24,111)	(45,812)	(558,821)
Ending units	670,023	264,936	254,408	3,579,668

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	Prudential Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(990,897)	$739,249	$(221,226)	$(116,554)	$(44,812)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	57,831	2,869,586	275,053	633,403
Net change in unrealized gain (loss) on investments	—	6,574,425	3,027,237	1,435,622	283,017
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(990,897)	7,371,505	5,675,597	1,594,121	871,608

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	61,360,436	5,559,673	6,157,220	2,557,245	1,009,894
Policy loans	(2,615,970)	(1,159,732)	(2,083,603)	(28,333)	(23,672)
Policy loan repayments and interest	435,313	277,259	587,429	2,928	4,032
Surrenders, withdrawals and death benefits	(17,729,631)	(2,296,939)	(3,319,220)	(303,665)	(299,464)
Net transfers between other subaccounts
or fixed rate option	(33,970,999)	1,378,264	(1,671,581)	3,188,828	2,264,334
Other charges	(6,597,667)	(3,559,964)	(3,105,011)	(987,902)	(745,273)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	881,482	198,561	(3,434,766)	4,429,101	2,209,851

TOTAL INCREASE (DECREASE) IN NET ASSETS	(109,415)	7,570,066	2,240,831	6,023,222	3,081,459

NET ASSETS
Beginning of period	223,182,228	113,452,910	78,835,986	13,502,447	8,722,467
End of period	$223,072,813	$121,022,976	$81,076,817	$19,525,669	$11,803,926

Beginning units	136,945,346	37,128,001	35,072,547	6,393,530	3,238,082
Units issued	43,800,078	5,007,703	3,667,356	791,264	512,169
Units redeemed	(45,976,847)	(4,755,782)	(4,808,163)	(399,879)	(1,174,452)
Ending units	134,768,577	37,379,922	33,931,740	6,784,915	2,575,799

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(228,010)	$2,104,962	$(13,218)	$7,745,759	$(84,880)
Capital gains distributions received	—	—	—	12,846,003	—
Net realized gain (loss) on shares redeemed	1,697,760	163,601	31,102	7,415,993	612,765
Net change in unrealized gain (loss) on investments	5,663,987	(1,429,164)	(1,944,590)	7,933,264	274,272
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,133,737	839,399	(1,926,706)	35,941,019	802,157

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,301,469	3,537,277	2,112,811	14,674,056	1,983,057
Policy loans	(1,553,646)	(709,715)	(174,705)	(3,172,858)	(512,879)
Policy loan repayments and interest	493,252	208,811	34,927	1,207,293	162,290
Surrenders, withdrawals and death benefits	(3,007,855)	(1,114,367)	(245,355)	(7,665,779)	(1,049,862)
Net transfers between other subaccounts
or fixed rate option	(249,928)	641,273	66,053	5,436,627	190,837
Other charges	(2,657,530)	(1,762,308)	(945,562)	(8,190,911)	(843,333)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(1,674,238)	800,971	848,169	2,288,428	(69,890)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,459,499	1,640,370	(1,078,537)	38,229,447	732,267

NET ASSETS
Beginning of period	73,523,622	34,573,663	8,792,052	282,641,256	26,997,427
End of period	$78,983,121	$36,214,033	$7,713,515	$320,870,703	$27,729,694

Beginning units	9,138,560	13,934,112	969,308	111,276,004	14,975,682
Units issued	630,080	2,280,049	356,368	15,434,389	1,666,291
Units redeemed	(993,447)	(1,923,517)	(252,554)	(13,765,780)	(1,698,481)
Ending units	8,775,193	14,290,644	1,073,122	112,944,613	14,943,492

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Aspen Janus Portfolio (Institutional Shares)
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(326,606)	$(248,710)	$(171,065)	$174,098	$(10,492)
Capital gains distributions received	—	—	—	207,919	204,198
Net realized gain (loss) on shares redeemed	(115,163)	4,864,934	546,482	92,271	160,487
Net change in unrealized gain (loss) on investments	7,204,942	3,623,075	1,186,546	(1,133,552)	(35,413)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,763,173	8,239,299	1,561,963	(659,264)	318,780

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	29,557	6,377,117	681,067	79,623	37,142
Policy loans	(192,640)	(2,386,109)	(48,561)	(51,887)	—
Policy loan repayments and interest	144,347	665,570	12,437	3,761	—
Surrenders, withdrawals and death benefits	20,613	(4,990,278)	(61,043)	(122,855)	(374,173)
Net transfers between other subaccounts
or fixed rate option	(1,827,015)	(1,601,130)	781,084	(190,194)	100,486
Other charges	(1,079,811)	(3,102,734)	(528,929)	(287,300)	(94,892)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(2,904,949)	(5,037,564)	836,055	(568,852)	(331,437)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,858,224	3,201,735	2,398,018	(1,228,116)	(12,657)

NET ASSETS
Beginning of period	130,464,179	88,026,992	31,154,622	37,033,098	2,694,774
End of period	$134,322,403	$91,228,727	$33,552,640	$35,804,982	$2,682,117

Beginning units	34,539,644	47,989,460	4,393,363	24,474,152	2,386,720
Units issued	353,408	5,186,223	193,048	339,743	190,118
Units redeemed	(1,100,572)	(8,075,832)	(202,695)	(720,485)	(432,305)
Ending units	33,792,480	45,099,851	4,383,716	24,093,410	2,144,533
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(18,195)	$58,646	$(24,554)	$26,017	$2,963
Capital gains distributions received	256,515	—	1,050,850	—	1,990
Net realized gain (loss) on shares redeemed	177,722	156,184	58,028	29,859	35,422
Net change in unrealized gain (loss) on investments	(96,215)	549,579	(715,751)	109,171	1,459
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	319,827	764,409	368,573	165,047	41,834

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	86,397	95,572	57,831	22,933	2,492
Policy loans	(2,334)	(373)	(25,014)	—	—
Policy loan repayments and interest	2,224	282	379	—	—
Surrenders, withdrawals and death benefits	(147,186)	(213,486)	(30,089)	(15,118)	(94,201)
Net transfers between other subaccounts
or fixed rate option	161,492	(21,980)	147,927	(14,871)	26,639
Other charges	(127,356)	(208,426)	(95,707)	(26,820)	(8,142)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(26,763)	(348,411)	55,327	(33,876)	(73,212)

TOTAL INCREASE (DECREASE) IN NET ASSETS	293,064	415,998	423,900	131,171	(31,378)

NET ASSETS
Beginning of period	3,747,015	6,233,289	5,170,377	1,370,619	357,440
End of period	$4,040,079	$6,649,287	$5,594,277	$1,501,790	$326,062

Beginning units	2,773,190	2,313,292	3,636,469	782,902	147,777
Units issued	162,147	60,445	260,857	33,044	12,035
Units redeemed	(204,669)	(170,508)	(218,944)	(51,980)	(39,307)
Ending units	2,730,668	2,203,229	3,678,382	763,966	120,505

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class)	Invesco V.I. Managed Volatility Fund (Series I)
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(7,864)	$(157,805)	$(6,587)	$(654)	$2,003
Capital gains distributions received	—	—	—	41,025	3,518
Net realized gain (loss) on shares redeemed	1,344,823	1,740,088	99,629	475,684	1,622
Net change in unrealized gain (loss) on investments	(1,200,599)	1,536,438	354,292	(467,008)	5,907
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	136,360	3,118,721	447,334	49,047	13,050

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,010	4,593,150	1,973,258	27,925	5,821
Policy loans	(14,466)	(1,743,656)	(166,652)	—	—
Policy loan repayments and interest	612	682,289	36,152	—	—
Surrenders, withdrawals and death benefits	(1,089,985)	(2,622,149)	(164,983)	(54,152)	—
Net transfers between other subaccounts
or fixed rate option	(1,128,267)	(208,688)	177,267	(1,985,248)	(20,372)
Other charges	(44,347)	(2,212,343)	(934,428)	(85,829)	(1,203)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(2,255,443)	(1,511,397)	920,614	(2,097,304)	(15,754)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,119,083)	1,607,324	1,367,948	(2,048,257)	(2,704)

NET ASSETS
Beginning of period	5,287,902	67,383,353	5,950,107	2,340,380	83,033
End of period	$3,168,819	$68,990,677	$7,318,055	$292,123	$80,329

Beginning units	5,746,595	23,749,538	414,376	968,877	57,861
Units issued	1,701,947	2,372,123	159,574	18,773	3,547
Units redeemed	(4,051,729)	(2,908,571)	(97,860)	(874,325)	(14,888)
Ending units	3,396,813	23,213,090	476,090	113,325	46,520

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Aspen Enterprise Portfolio (Service Shares)	Janus Aspen Balanced Portfolio (Service Shares)	Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares)	Janus Aspen Janus Portfolio (Service Shares)
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(1,447)	$(3,121)	$34,052	$(127)	$(1,032)
Capital gains distributions received	62,047	276,924	77,732	—	314,223
Net realized gain (loss) on shares redeemed	10,528	1,139,791	418,922	7,714	113,420
Net change in unrealized gain (loss) on investments	4,424	(1,196,108)	(339,433)	(4,610)	90,775
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	75,552	217,486	191,273	2,977	517,386

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,921	37,317	32,319	—	289,783
Policy loans	(4,268)	(63,123)	—	—	(112,993)
Policy loan repayments and interest	384	50,819	—	—	25,056
Surrenders, withdrawals and death benefits	—	(940)	(763,026)	(12,264)	(211,781)
Net transfers between other subaccounts
or fixed rate option	(18,500)	(3,309,112)	(1,008,125)	—	(9,919)
Other charges	(12,048)	(102,138)	(32,199)	(6,215)	(121,301)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(20,511)	(3,387,177)	(1,771,031)	(18,479)	(141,155)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,041	(3,169,691)	(1,579,758)	(15,502)	376,231

NET ASSETS
Beginning of period	708,530	3,723,288	2,996,094	71,405	4,223,758
End of period	$763,571	$553,597	$1,416,336	$55,903	$4,599,989

Beginning units	1,530,931	2,969,154	1,385,061	75,276	2,708,648
Units issued	34,143	193,913	289,729	—	217,793
Units redeemed	(76,399)	(2,768,958)	(1,068,661)	(19,321)	(303,182)
Ending units	1,488,675	394,109	606,129	55,955	2,623,259

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	Prudential SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Aspen Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	Prudential SP International Value Portfolio	M Large Cap Growth Fund
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(172,610)	$606,644	$(37,088)	$(81,228)	$1,157
Capital gains distributions received	—	761,776	—	—	353,077
Net realized gain (loss) on shares redeemed	1,880,908	(121,146)	128,417	680,195	46,245
Net change in unrealized gain (loss) on investments	5,155,238	(1,756,700)	(1,352,388)	(3,000,909)	(133,422)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,863,536	(509,426)	(1,261,059)	(2,401,942)	267,057

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,288,248	997,116	2,307,450	3,178,670	109,292
Policy loans	(2,087,454)	(118,878)	(546,725)	(789,376)	(14,693)
Policy loan repayments and interest	590,365	15,614	214,595	390,776	5,529
Surrenders, withdrawals and death benefits	(3,391,103)	(603,704)	(824,308)	(1,554,027)	(4,948)
Net transfers between other subaccounts
or fixed rate option	(9,257)	(4,471,781)	338,511	(1,616,379)	172,989
Other charges	(2,841,828)	(570,803)	(901,320)	(1,308,936)	(119,443)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(1,451,029)	(4,752,436)	588,203	(1,699,272)	148,726

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,412,507	(5,261,862)	(672,856)	(4,101,214)	415,783

NET ASSETS
Beginning of period	75,183,337	10,564,228	21,337,875	38,377,717	2,491,916
End of period	$80,595,844	$5,302,366	$20,665,019	$34,276,503	$2,907,699

Beginning units	27,948,771	4,034,875	10,183,362	19,268,459	102,912
Units issued	2,897,605	484,215	1,831,022	2,699,432	16,498
Units redeemed	(3,636,370)	(3,308,165)	(1,471,723)	(3,764,089)	(10,455)
Ending units	27,210,006	1,210,925	10,542,661	18,203,802	108,955

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	M Capital Appreciation Fund	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$—	$33,680	$29,444	$(3)	$2
Capital gains distributions received	231,558	—	275,813	—	—
Net realized gain (loss) on shares redeemed	29,412	(4,229)	25,363	(11)	7
Net change in unrealized gain (loss) on investments	2,687	(138,017)	(103,042)	(83)	(1)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	263,657	(108,566)	227,578	(97)	8

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	91,713	46,191	101,477	211	47
Policy loans	(1,685)	(3,316)	(11,872)	—	—
Policy loan repayments and interest	2,289	2,106	5,317	—	—
Surrenders, withdrawals and death benefits	(5,360)	(898)	(2,810)	—	—
Net transfers between other subaccounts
or fixed rate option	89,809	191,622	308,566	45	—
Other charges	(98,090)	(75,363)	(106,300)	(37)	(18)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	78,676	160,342	294,378	219	29

TOTAL INCREASE (DECREASE) IN NET ASSETS	342,333	51,776	521,956	122	37

NET ASSETS
Beginning of period	2,065,618	1,323,876	2,085,453	1,737	461
End of period	$2,407,951	$1,375,652	$2,607,409	$1,859	$498

Beginning units	73,488	70,282	93,637	516	186
Units issued	7,923	29,043	21,154	474	28
Units redeemed	(5,208)	(20,748)	(8,053)	(428)	(16)
Ending units	76,203	78,577	106,738	562	198

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Goods Portfolio	ProFund VP Oil & Gas
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(4)	$(7)	$(482)	$17	$37
Capital gains distributions received	—	63	82,801	—	1,423
Net realized gain (loss) on shares redeemed	(143)	616	(28,839)	77	(320)
Net change in unrealized gain (loss) on investments	—	(206)	(1,294)	—	(4,030)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(147)	466	52,186	94	(2,890)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	71	2,044	—	—
Policy loans	—	—	—	—	(3,144)
Policy loan repayments and interest	—	—	—	—	14,567
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	146	540	419,356	17	151
Other charges	(30)	(203)	(849)	(111)	(2,482)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	116	408	420,551	(94)	9,092

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31)	874	472,737	—	6,202

NET ASSETS
Beginning of period	31	2,412	346,634	—	13,907
End of period	$—	$3,286	$819,371	$—	$20,109

Beginning units	110	523	136,818	—	3,814
Units issued	738,500	711	5,815,619	1,292	5,461
Units redeemed	(738,610)	(684)	(5,689,347)	(1,292)	(3,072)
Ending units	—	550	263,090	—	6,203

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP Health Care	ProFund VP Internet	ProFund VP Japan
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$367	$(11)	$(26)	$(2)	$(27)
Capital gains distributions received	—	—	—	—	5,094
Net realized gain (loss) on shares redeemed	1,082	441	614	(45)	312
Net change in unrealized gain (loss) on investments	(5,088)	1,862	2,262	—	(5,052)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,639)	2,292	2,850	(47)	327

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	701	1,709	46	—	285
Policy loans	—	(3,534)	(3,759)	—	—
Policy loan repayments and interest	—	14,567	14,567	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	64	(2,745)	744	103	137
Other charges	(1,820)	(2,593)	(2,211)	(56)	(575)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(1,055)	7,404	9,387	47	(153)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,694)	9,696	12,237	—	174

NET ASSETS
Beginning of period	38,259	13,815	8,082	—	11,586
End of period	$33,565	$23,511	$20,319	$—	$11,760

Beginning units	17,456	11,628	3,532	—	6,218
Units issued	3,307	13,229	7,141	506	1,396
Units redeemed	(3,957)	(7,287)	(3,476)	(506)	(1,484)
Ending units	16,806	17,570	7,197	—	6,130

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(5)	$(4)	$(3,638)	$(271)	$79
Capital gains distributions received	98	—	—	3,633	542
Net realized gain (loss) on shares redeemed	533	318	—	15,577	143
Net change in unrealized gain (loss) on investments	(618)	(248)	—	(1,524)	973
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8	66	(3,638)	17,415	1,737

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	155	145	8,720	347	73
Policy loans	—	—	(3,299)	—	(3,598)
Policy loan repayments and interest	—	—	2,690	—	14,567
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	(2,671)	114	(712,488)	(654)	11
Other charges	(121)	(395)	(23,154)	(5,658)	(2,046)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(2,637)	(136)	(727,531)	(5,965)	9,007

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,629)	(70)	(731,169)	11,450	10,744

NET ASSETS
Beginning of period	3,865	1,330	1,368,292	105,361	5,183
End of period	$1,236	$1,260	$637,123	$116,811	$15,927

Beginning units	1,394	473	1,274,644	34,774	3,183
Units issued	77	1,654	28,380,639	40,416	9,763
Units redeemed	(1,049)	(1,719)	(29,060,080)	(42,157)	(4,730)
Ending units	422	408	595,203	33,033	8,216

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Real Estate	ProFund VP Semiconductor	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(27)	$529	$(1)	$(3)	$(2)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(479)	4,389	(73)	(495)	(503)
Net change in unrealized gain (loss) on investments	(1,993)	4,335	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,499)	9,253	(74)	(498)	(505)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,634	—	—	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(656)	97	534	505
Other charges	(574)	(2,492)	(23)	(36)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(574)	(1,514)	74	498	505

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,073)	7,739	—	—	—

NET ASSETS
Beginning of period	10,979	34,939	—	—	—
End of period	$7,906	$42,678	$—	$—	$—

Beginning units	8,820	16,643	—	—	—
Units issued	—	36,766	849	731,641	607,301
Units redeemed	(457)	(37,106)	(848)	(731,641)	(607,301)
Ending units	8,363	16,303	—	—	—

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommunications
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(242)	$(22)	$(1)	$(4)	$198
Capital gains distributions received	20,405	1,232	—	—	—
Net realized gain (loss) on shares redeemed	1,087	(57)	108	244	39
Net change in unrealized gain (loss) on investments	(19,198)	(981)	(136)	99	(227)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,052	172	(29)	339	10

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	874	—	72	1,708
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(47)	(2,739)	2,126	—
Other charges	(5,166)	(139)	(38)	(130)	(564)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(5,166)	688	(2,777)	2,068	1,144

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,114)	860	(2,806)	2,407	1,154

NET ASSETS
Beginning of period	101,208	8,416	2,806	484	5,679
End of period	$98,094	$9,276	$—	$2,891	$6,833

Beginning units	36,304	2,695	1,012	207	3,400
Units issued	—	296	—	3,017	101
Units redeemed	(1,882)	(76)	(1,012)	(2,172)	(332)
Ending units	34,422	2,915	—	1,052	4,078

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Bull
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(6)	$(78)	$(296)	$(79)	$(138)
Capital gains distributions received	—	—	—	—	1,281
Net realized gain (loss) on shares redeemed	1,326	8,511	13,077	100	1,313
Net change in unrealized gain (loss) on investments	696	300	(1,446)	—	3,518
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,016	8,733	11,335	21	5,974

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	634	111	621	563	732
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	6,460	26,965	311,608	(51,342)	3,615
Other charges	(111)	—	(22)	—	(2,734)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	6,983	27,076	312,207	(50,779)	1,613

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,999	35,809	323,542	(50,758)	7,587

NET ASSETS
Beginning of period	—	16,916	186,162	50,758	53,038
End of period	$8,999	$52,725	$509,704	$—	$60,625

Beginning units	—	3,796	36,702	13,417	26,217
Units issued	103,774	533,672	1,891,790	690,363	3,487
Units redeemed	(99,658)	(527,183)	(1,854,331)	(703,780)	(2,752)
Ending units	4,116	10,285	74,161	—	26,952

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST Herndon Large-Cap Value Portfolio
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$54	$(67,131)	$(6,414)	$(9,676)	$(5,705)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40	837,014	113,843	47,687	95,043
Net change in unrealized gain (loss) on investments	60	1,578,733	1,590,222	268,792	(6,174)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	154	2,348,616	1,697,651	306,803	83,164

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	72	2,750,078	1,363,193	1,653,411	1,096,334
Policy loans	—	(594,956)	(144,362)	(69,368)	(114,372)
Policy loan repayments and interest	—	192,536	36,421	9,869	18,556
Surrenders, withdrawals and death benefits	—	(1,095,059)	(196,776)	(129,849)	(168,202)
Net transfers between other subaccounts
or fixed rate option	3	2,136,863	186,568	303,113	(56,765)
Other charges	(62)	(1,398,135)	(510,714)	(776,568)	(380,720)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	13	1,991,327	734,330	990,608	394,831

TOTAL INCREASE (DECREASE) IN NET ASSETS	167	4,339,943	2,431,981	1,297,411	477,995

NET ASSETS
Beginning of period	416	27,325,720	5,197,761	5,285,026	5,346,614
End of period	$583	$31,665,663	$7,629,742	$6,582,437	$5,824,609

Beginning units	165	1,488,754	314,427	335,830	322,338
Units issued	1,080	320,206	102,522	128,373	74,155
Units redeemed	(1,061)	(214,514)	(64,035)	(67,013)	(50,379)
Ending units	184	1,594,446	352,914	397,190	346,144
The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(4,608)	$(6,511)	$(5,174)	$(57,902)	$(24,079)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	91,798	174,345	84,481	461,379	396,748
Net change in unrealized gain (loss) on investments	140,304	175,451	502,436	3,069,505	1,113,268
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	227,494	343,285	581,743	3,472,982	1,485,937

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	912,300	1,111,769	1,131,516	2,943,626	1,448,579
Policy loans	(151,301)	(195,643)	(116,510)	(635,639)	(382,532)
Policy loan repayments and interest	17,211	27,637	17,800	277,346	65,764
Surrenders, withdrawals and death benefits	(174,627)	(245,617)	(171,041)	(1,152,835)	(468,476)
Net transfers between other subaccounts
or fixed rate option	88,025	14,860	120,546	1,586,906	(296,186)
Other charges	(386,004)	(438,098)	(490,756)	(1,266,525)	(634,758)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	305,604	274,908	491,555	1,752,879	(267,609)

TOTAL INCREASE (DECREASE) IN NET ASSETS	533,098	618,193	1,073,298	5,225,861	1,218,328

NET ASSETS
Beginning of period	4,404,836	6,336,608	4,685,967	24,781,186	14,368,537
End of period	$4,937,934	$6,954,801	$5,759,265	$30,007,047	$15,586,865

Beginning units	221,471	309,206	205,596	1,919,733	920,245
Units issued	60,406	66,193	61,799	393,649	103,172
Units redeemed	(45,055)	(52,690)	(40,599)	(266,448)	(123,957)
Ending units	236,822	322,709	226,796	2,046,934	899,460

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman Mid-Cap Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(2,722)	$(345)	$(41,234)	$(2,146)	$(13,650)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	57,161	7,861	542,566	(4,425)	31,890
Net change in unrealized gain (loss) on investments	185,016	18,577	176,425	959	(1,207,954)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	239,455	26,093	677,757	(5,612)	(1,189,714)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	860,328	—	2,019,898	550,381	2,679,025
Policy loans	(67,705)	(7,679)	(462,428)	(72,703)	(333,859)
Policy loan repayments and interest	14,149	—	114,064	6,718	71,952
Surrenders, withdrawals and death benefits	(86,652)	(2,061)	(777,561)	(61,063)	(385,365)
Net transfers between other subaccounts
or fixed rate option	198,311	(1,401)	307,586	59,331	(47,893)
Other charges	(376,728)	(8,344)	(888,383)	(244,454)	(902,129)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	541,703	(19,485)	313,176	238,210	1,081,731

TOTAL INCREASE (DECREASE) IN NET ASSETS	781,158	6,608	990,933	232,598	(107,983)

NET ASSETS
Beginning of period	2,394,322	350,786	18,387,275	1,984,058	12,660,547
End of period	$3,175,480	$357,394	$19,378,208	$2,216,656	$12,552,564

Beginning units	127,072	16,127	995,013	147,702	774,918
Units issued	59,857	—	163,332	57,555	184,979
Units redeemed	(31,747)	(890)	(146,287)	(39,911)	(120,666)
Ending units	155,182	15,237	1,012,058	165,346	839,231

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(3,895)	$(5,696)	$(2,066)	$80	$36,551
Capital gains distributions received	—	—	—	—	173,543
Net realized gain (loss) on shares redeemed	52,134	47,655	(4,489)	11,239	26,849
Net change in unrealized gain (loss) on investments	93,484	(428,942)	13,589	15,418	255,604
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	141,723	(386,983)	7,034	26,737	492,547

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	894,255	1,157,539	448,919	86,596	544,786
Policy loans	(96,246)	(131,496)	(53,693)	(7,866)	(32,293)
Policy loan repayments and interest	7,470	33,136	11,465	3,357	11,517
Surrenders, withdrawals and death benefits	(97,388)	(223,798)	(79,163)	(7,728)	(77,288)
Net transfers between other subaccounts
or fixed rate option	509,920	269,088	9,969	(11,561)	1,220,757
Other charges	(340,234)	(373,157)	(162,215)	(40,233)	(283,637)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	877,777	731,312	175,282	22,565	1,383,842

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,019,500	344,329	182,316	49,302	1,876,389

NET ASSETS
Beginning of period	3,397,679	5,435,009	1,954,387	260,571	2,291,374
End of period	$4,417,179	$5,779,338	$2,136,703	$309,873	$4,167,763

Beginning units	161,946	352,469	139,390	17,466	128,343
Units issued	73,463	99,957	46,909	8,795	95,204
Units redeemed	(32,042)	(51,750)	(34,598)	(7,378)	(23,040)
Ending units	203,367	400,676	151,701	18,883	200,507

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio (Class 1)	The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS Utilities Series (Initial Class)	AST Schroders Multi-Asset World Strategies Portfolio
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$6,335	$2,022	$3,722	$83,080	$(5,764)
Capital gains distributions received	157,697	18,985	3,016	152,578	—
Net realized gain (loss) on shares redeemed	22,196	6,593	29,398	21,448	15,492
Net change in unrealized gain (loss) on investments	9,261	12,860	32,670	165,271	48,943
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	195,489	40,460	68,806	422,377	58,671

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	319,762	144,568	118,975	1,230,210	729,496
Policy loans	(31,335)	(4,789)	(7,452)	(58,126)	(15,590)
Policy loan repayments and interest	6,796	466	341	20,698	534
Surrenders, withdrawals and death benefits	(21,745)	(18,459)	(10,771)	(61,356)	(32,583)
Net transfers between other subaccounts
or fixed rate option	307,181	88,964	35,700	620,732	24,047
Other charges	(149,397)	(63,574)	(58,549)	(520,437)	(352,412)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	431,262	147,176	78,244	1,231,721	353,492

TOTAL INCREASE (DECREASE) IN NET ASSETS	626,751	187,636	147,050	1,654,098	412,163

NET ASSETS
Beginning of period	978,557	215,005	561,638	2,967,852	2,083,487
End of period	$1,605,308	$402,641	$708,688	$4,621,950	$2,495,650

Beginning units	57,958	13,521	33,513	210,614	121,200
Units issued	45,011	14,415	14,346	127,517	43,929
Units redeemed	(20,807)	(5,531)	(9,997)	(46,888)	(23,879)
Ending units	82,162	22,405	37,862	291,243	141,250

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(148,563)	$(13,219)	$(96,664)	$(189,707)	$(49,878)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	793,129	20,597	1,293,313	1,706,317	342,027
Net change in unrealized gain (loss) on investments	1,817,312	285,651	1,946,881	4,844,003	915,699
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,461,878	293,029	3,143,530	6,360,613	1,207,848

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,438,431	1,866,493	8,079,573	15,649,077	3,017,688
Policy loans	(814,397)	(37,675)	(1,607,753)	(2,969,240)	(390,729)
Policy loan repayments and interest	502,830	1,657	415,004	824,951	110,150
Surrenders, withdrawals and death benefits	(2,608,180)	(43,469)	(2,385,085)	(4,032,836)	(857,803)
Net transfers between other subaccounts
or fixed rate option	(7,798,803)	2,735,209	(909,156)	4,003,752	(163,883)
Other charges	(2,553,872)	(907,603)	(3,115,917)	(7,124,532)	(1,500,735)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(8,833,991)	3,614,612	476,666	6,351,172	214,688

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,372,113)	3,907,641	3,620,196	12,711,785	1,422,536

NET ASSETS
Beginning of period	63,362,250	3,590,566	58,697,418	97,708,024	21,960,679
End of period	$56,990,137	$7,498,207	$62,317,614	$110,419,809	$23,383,215

Beginning units	5,396,390	193,716	3,903,822	6,619,219	1,641,875
Units issued	588,051	244,487	610,995	1,406,168	285,073
Units redeemed	(1,315,822)	(55,174)	(580,630)	(990,845)	(270,728)
Ending units	4,668,619	383,029	3,934,187	7,034,542	1,656,220

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(5,659)	$(10,278)	$(8,090)	$(6,193)	$(3,973)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,712	22,960	27,198	21,469	10,612
Net change in unrealized gain (loss) on investments	54,354	351,212	173,977	140,635	67,598
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	65,407	363,894	193,085	155,911	74,237

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	744,833	1,657,690	1,118,653	867,738	460,808
Policy loans	(7,997)	(21,375)	(35,972)	(16,963)	(7,952)
Policy loan repayments and interest	187	1,506	1,479	1,157	896
Surrenders, withdrawals and death benefits	(9,311)	(47,424)	(47,531)	(30,444)	(14,670)
Net transfers between other subaccounts
or fixed rate option	336,643	3,011,900	1,185,396	1,309,660	424,752
Other charges	(348,256)	(723,889)	(563,324)	(406,558)	(248,275)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	716,099	3,878,408	1,658,701	1,724,590	615,559

TOTAL INCREASE (DECREASE) IN NET ASSETS	781,506	4,242,302	1,851,786	1,880,501	689,796

NET ASSETS
Beginning of period	1,920,952	2,714,657	2,397,647	1,898,582	1,315,480
End of period	$2,702,458	$6,956,959	$4,249,433	$3,779,083	$2,005,276

Beginning units	108,828	149,750	126,838	99,555	80,036
Units issued	63,032	250,646	121,953	114,618	52,606
Units redeemed	(23,064)	(48,073)	(36,402)	(26,515)	(16,311)
Ending units	148,796	352,323	212,389	187,658	116,331

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	TOPS Aggressive Growth ETF Portfolio (Class 2)	TOPS Balanced ETF Portfolio (Class 2)	TOPS Conservative ETF Portfolio (Class 2)	TOPS Growth ETF Portfolio (Class 2)
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(280,316)	$7,904	$11,643	$480	$13,885
Capital gains distributions received	—	22,021	30,925	1,572	12,164
Net realized gain (loss) on shares redeemed	1,627,632	9,340	2,920	81	14,237
Net change in unrealized gain (loss) on investments	5,559,021	1,383	(27,242)	(960)	(3,789)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,906,337	40,648	18,246	1,173	36,497

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	22,050,089	569,322	247,480	60,219	595,559
Policy loans	(4,055,791)	(16,024)	(3,272)	(393)	(63,607)
Policy loan repayments and interest	1,059,382	2,787	237	1,806	7,744
Surrenders, withdrawals and death benefits	(6,742,262)	(32,565)	(20,816)	(2,662)	(3,524)
Net transfers between other subaccounts
or fixed rate option	(645,839)	574,659	308,432	15,041	187,052
Other charges	(8,493,744)	(289,350)	(130,933)	(23,909)	(244,578)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	3,171,835	808,829	401,128	50,102	478,646

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,078,172	849,477	419,374	51,275	515,143

NET ASSETS
Beginning of period	146,159,157	634,258	510,144	71,070	856,303
End of period	$156,237,329	$1,483,735	$929,518	$122,345	$1,371,446

Beginning units	12,774,610	41,778	40,584	6,060	54,703
Units issued	2,226,312	74,376	43,233	9,707	52,186
Units redeemed	(1,958,494)	(22,817)	(12,328)	(5,542)	(22,284)
Ending units	13,042,428	93,337	71,489	10,225	84,605

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	TOPS Moderate Growth ETF Portfolio (Class 2)	TOPS Managed Risk Balanced ETF Portfolio (Class 2)	TOPS Managed Risk Growth ETF Portfolio (Class 2)	TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$22,801	$7,933	$19,756	$16,998	$3,427
Capital gains distributions received	72,672	8,203	—	22,697	12,456
Net realized gain (loss) on shares redeemed	11,632	22,388	27,675	23,864	(196)
Net change in unrealized gain (loss) on investments	(74,397)	(23,609)	(48,495)	(47,438)	7,209
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,708	14,915	(1,064)	16,121	22,896

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	460,516	242,859	1,011,358	720,981	143,016
Policy loans	(147)	(488)	(22,803)	(5,629)	(15,832)
Policy loan repayments and interest	22	42	4,109	66	78
Surrenders, withdrawals and death benefits	(33,341)	(422)	(15,716)	(34,061)	—
Net transfers between other subaccounts
or fixed rate option	187,178	625,761	4,518,104	879,237	382,214
Other charges	(176,030)	(236,001)	(463,943)	(280,734)	(90,648)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	438,198	631,751	5,031,109	1,279,860	418,828

TOTAL INCREASE (DECREASE) IN NET ASSETS	470,906	646,666	5,030,045	1,295,981	441,724

NET ASSETS
Beginning of period	755,656	786,652	1,744,520	965,085	49,953
End of period	$1,226,562	$1,433,318	$6,774,565	$2,261,066	$491,677

Beginning units	56,424	67,487	139,620	80,170	4,653
Units issued	50,890	88,274	621,618	144,590	51,185
Units redeemed	(18,723)	(36,019)	(213,372)	(41,357)	(13,585)
Ending units	88,591	119,742	547,866	183,403	42,253

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	Fidelity VIP Contrafund Portfolio (Service Class 2)	Fidelity VIP MidCap Portfolio (Service Class 2)	Franklin Income VIP Fund (Class 2)
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$13,873	$2,855	$3,218	$(158)	$10,495
Capital gains distributions received	12,946	—	9,596	4,510	—
Net realized gain (loss) on shares redeemed	760	(230)	896	313	(2,623)
Net change in unrealized gain (loss) on investments	15,580	(10,623)	12,801	14,962	(18,195)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	43,159	(7,998)	26,511	19,627	(10,323)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	154,152	58,589	127,763	187,907	66,679
Policy loans	(8,037)	(14,996)	(8)	(732)	—
Policy loan repayments and interest	160	44	179	103	72
Surrenders, withdrawals and death benefits	(2,955)	(1,001)	(15,034)	(3,416)	—
Net transfers between other subaccounts
or fixed rate option	1,545,250	197,826	391,113	278,341	373,673
Other charges	(93,109)	(25,922)	(52,035)	(64,622)	(23,998)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,595,461	214,540	451,978	397,581	416,426

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,638,620	206,542	478,489	417,208	406,103

NET ASSETS
Beginning of period	15,873	7,953	10,793	26,727	9,058
End of period	$1,654,493	$214,495	$489,282	$443,935	$415,161

Beginning units	1,448	747	990	2,455	861
Units issued	157,887	26,267	47,769	46,014	42,972
Units redeemed	(11,013)	(6,290)	(8,540)	(9,969)	(6,053)
Ending units	148,322	20,724	40,219	38,500	37,780

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)	Hartford Dividend and Growth HLS Fund (Class IB)
	1/1/2014	1/1/2014	1/1/2014	1/1/2014	1/1/2014
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$3,712	$1,058	$1,536	$321	$7,972
Capital gains distributions received	992	—	29,982	842	46,658
Net realized gain (loss) on shares redeemed	(806)	(153)	(2,297)	301	(1,867)
Net change in unrealized gain (loss) on investments	(2,051)	(6,481)	(17,556)	2,568	(18,373)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,847	(5,576)	11,665	4,032	34,390

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	54,569	51,224	81,412	10,834	90,274
Policy loans	—	—	(15,264)	(34)	(419)
Policy loan repayments and interest	18	—	42	3	821
Surrenders, withdrawals and death benefits	—	(32)	—	—	(2,711)
Net transfers between other subaccounts
or fixed rate option	191,629	125,950	218,439	81,724	462,917
Other charges	(12,162)	(12,717)	(29,188)	(4,955)	(37,400)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	234,054	164,425	255,441	87,572	513,482

TOTAL INCREASE (DECREASE) IN NET ASSETS	235,901	158,849	267,106	91,604	547,872

NET ASSETS
Beginning of period	2,064	597	12,915	85	14,461
End of period	$237,965	$159,446	$280,021	$91,689	$562,333

Beginning units	193	56	1,185	8	1,322
Units issued	23,231	16,508	29,894	8,042	50,544
Units redeemed	(2,622)	(1,237)	(7,045)	(835)	(6,186)
Ending units	20,802	15,327	24,034	7,215	45,680

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

	SUBACCOUNTS
	Hartford Growth Opportunities HLS Fund (Class IB)	MFS Total Return Bond Series (Initial Class)	MFS Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)	Fidelity VIP Index 500 Portfolio (Service Class 2)
	1/1/2014	1/1/2014	1/1/2014	5/1/2014*	5/1/2014*
	to	to	to	to	to
	12/31/2014	12/31/2014	12/31/2014	12/31/2014	12/31/2014

OPERATIONS
Net investment income (loss)	$(90)	$2,718	$3,088	$461	$26,276
Capital gains distributions received	21,721	—	6,583	4,281	1,739
Net realized gain (loss) on shares redeemed	(1,014)	(266)	184	(6)	60,905
Net change in unrealized gain (loss) on investments	(2,687)	(217)	9,703	8,648	103,702
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,930	2,235	19,558	13,384	192,622

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	103,220	37,520	82,088	85,764	53,680
Policy loans	(5)	(1,325)	—	—	—
Policy loan repayments and interest	36	—	1	—	—
Surrenders, withdrawals and death benefits	(2,939)	—	(538)	—	—
Net transfers between other subaccounts
or fixed rate option	136,468	68,737	222,838	621,169	1,935,559
Other charges	(33,403)	(14,057)	(31,661)	(17,122)	(69,051)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	203,377	90,875	272,728	689,811	1,920,188

TOTAL INCREASE (DECREASE) IN NET ASSETS	221,307	93,110	292,286	703,195	2,112,810

NET ASSETS
Beginning of period	8,173	948	18,226	—	—
End of period	$229,480	$94,058	$310,512	$703,195	$2,112,810

Beginning units	762	94	1,651	—	—
Units issued	22,873	12,713	27,123	66,953	273,255
Units redeemed	(4,808)	(3,957)	(3,297)	(1,624)	(81,882)
Ending units	18,827	8,850	25,477	65,329	191,373

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2014

SUBACCOUNTS
American Funds IS Blue Chip Income and Growth Fund (Class 2)
5/1/2014*
to
12/31/2014

OPERATIONS
Net investment income (loss)	$12,842
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	336
Net change in unrealized gain (loss) on investments	2,413
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,591

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,547
Policy loans	—
Policy loan repayments and interest	—
Surrenders, withdrawals and death benefits	—
Net transfers between other subaccounts
or fixed rate option	549,662
Other charges	(15,801)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	548,408

TOTAL INCREASE (DECREASE) IN NET ASSETS	563,999

NET ASSETS
Beginning of period	—
End of period	$563,999

Beginning units	—
Units issued	52,355
Units redeemed	(1,464)
Ending units	50,891
* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A79

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
December 31, 2015

Note 1:	General

Pruco Life Variable Universal Account (the “Account”) was established under the laws of the State of Arizona on April 17, 1989 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of Pruselect I, Pruselect II, Pruselect III, Survivorship Variable Universal Life (“SVUL”), PruLife Custom Premier (“VULII”), PruLife Advisor Select (“PROSEL”), MPremier VUL (“MPVUL”), MPremier VUL Protector (“MPVULP”), PruLife Custom Premier II (“ENVUL”), and Variable Universal Life Protector (“VULP”) contracts (individually, the “Contract” and collectively, the “Contracts”) are invested in the Account. The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Money Market Portfolio	Invesco V.I. Managed Volatility Fund	ProFund VP Pharmaceuticals
Prudential Diversified Bond Portfolio	(Series I)	ProFund VP Precious Metals
Prudential Equity Portfolio (Class I)	Invesco V.I. Technology Fund (Series I)	ProFund VP Real Estate
Prudential Flexible Managed Portfolio	Janus Aspen Enterprise Portfolio	ProFund VP Short NASDAQ-100*
Prudential Conservative Balanced	(Service Shares)	ProFund VP Short Small-Cap*
Portfolio	Janus Aspen Balanced Portfolio	ProFund VP Small-Cap
Prudential Value Portfolio (Class I)	(Service Shares)	ProFund VP Small-Cap Growth
Prudential High Yield Bond Portfolio	Oppenheimer Discovery Mid-Cap	ProFund VP Technology
Prudential Natural Resources Portfolio	Growth Fund/VA (Service Shares)	ProFund VP Telecommunications
(Class I)	Janus Aspen Janus Portfolio (Service	ProFund VP U.S. Government Plus
Prudential Stock Index Portfolio	Shares)	ProFund VP UltraMid-Cap
Prudential Global Portfolio	Prudential SP Prudential U.S. Emerging	ProFund VP UltraNASDAQ-100
Prudential Government Income Portfolio	Growth Portfolio (Class I)	ProFund VP UltraSmall-Cap
Prudential Jennison Portfolio (Class I)	Janus Aspen Overseas Portfolio (Service	ProFund VP Bull
Prudential Small Capitalization Stock	Shares)	ProFund VP Utilities
Portfolio	Prudential SP International Growth	AST T. Rowe Price Large-Cap Growth
T. Rowe Price International Stock	Portfolio (Class I)	Portfolio
Portfolio	Prudential SP International Value	AST Cohen & Steers Realty Portfolio
Janus Aspen Janus Portfolio (Institutional	Portfolio**	AST J.P. Morgan Strategic Opportunities
Shares)	M Large Cap Growth Fund	Portfolio
MFS Growth Series (Initial Class)	M Capital Appreciation Fund	AST Herndon Large-Cap Value Portfolio
American Century VP Value Fund	M International Equity Fund	AST Small-Cap Value Portfolio
(Class I)	M Large Cap Value Fund	AST Goldman Sachs Mid-Cap Growth
Franklin Small-Mid Cap Growth VIP Fund	ProFund VP Asia 30	Portfolio
(Class 2)	ProFund VP Basic Materials	AST Large-Cap Value Portfolio
American Century VP Income & Growth	ProFund VP Bear*	AST Loomis Sayles Large-Cap Growth
Fund (Class I)	ProFund VP Biotechnology	Portfolio
Dreyfus Investment Portfolios, MidCap	ProFund VP UltraBull	AST MFS Growth Portfolio
Stock Portfolio (Initial Shares)	ProFund VP Consumer Services	AST Neuberger Berman Mid-Cap
Dreyfus Variable Investment Fund,	ProFund VP Oil & Gas	Growth Portfolio**
Opportunistic Small Cap Portfolio	ProFund VP Europe 30	AST Small-Cap Growth Portfolio
(Initial Shares)	ProFund VP Financials	AST BlackRock Low Duration Bond
Prudential SP Small Cap Value Portfolio	ProFund VP Health Care	Portfolio (formerly AST PIMCO Limited
(Class I)	ProFund VP Japan	Maturity Bond Portfolio)
Prudential Jennison 20/20 Focus	ProFund VP Mid-Cap Growth	AST T. Rowe Price Natural Resources
Portfolio (Class I)	ProFund VP Mid-Cap Value	Portfolio
Goldman Sachs VIT Small Cap Equity	ProFund VP Money Market
Insights Fund (Institutional Class)	ProFund VP NASDAQ-100

A80

Note 1:	General (continued)

AST MFS Global Equity Portfolio	AST RCM World Trends Portfolio	Hartford Disciplined Equity HLS Fund
AST J.P. Morgan International Equity	AST BlackRock Global Strategies	(Class IB)
Portfolio	Portfolio	Hartford Dividend and Growth HLS Fund
AST Templeton Global Bond Portfolio	TOPS Aggressive Growth ETF Portfolio	(Class IB)
Neuberger Berman Advisers'	(Class 2)	Hartford Growth Opportunities HLS Fund
Management Trust Socially	TOPS Balanced ETF Portfolio (Class 2)	(Class IB)
Responsive Portfolio (Class S)	TOPS Conservative ETF Portfolio	MFS Total Return Bond Series (Initial
American Century VP Mid Cap Value	(Class 2)	Class) (formerly MFS® Research
Fund (Class I)	TOPS Growth ETF Portfolio (Class 2)	Bond Series (Initial Class))
JPMorgan Insurance Trust Intrepid Mid-	TOPS Moderate Growth ETF Portfolio	MFS Value Series (Initial Class)
Cap Portfolio (Class 1)	(Class 2)	Invesco V.I. Growth and Income Fund
The Dreyfus Socially Responsible	TOPS Managed Risk Balanced ETF	(Series I)
Growth Fund (Service Shares)	Portfolio (Class 2)	Fidelity VIP Index 500 Portfolio (Service
Dreyfus Investment Portfolios, MidCap	TOPS Managed Risk Growth ETF	Class 2)
Stock Portfolio (Service Shares)	Portfolio (Class 2)	American Funds IS Blue Chip Income
MFS Utilities Series (Initial Class)	TOPS Managed Risk Moderate Growth	and Growth Fund (Class 2)
AST Schroders Multi-Asset World	ETF Portfolio (Class 2)	AST Small-Cap Growth Opportunities
Strategies Portfolio**	American Funds IS Growth Fund	Portfolio
AST BlackRock/Loomis Sayles Bond	(Class 2)	AST International Value Portfolio
Portfolio (formerly AST PIMCO Total	American Funds IS Growth-Income Fund	ProFund VP Banks***
Return Bond Portfolio)	(Class 2)	ProFund VP Rising Rates Opportunity***
AST T. Rowe Price Asset Allocation	American Funds IS International Fund	ProFund VP Industrials***
Portfolio	(Class 2)	ProFund VP Consumer Goods Portfolio***
AST Wellington Management Hedged	Fidelity VIP Contrafund Portfolio (Service	ProFund VP Internet***
Equity Portfolio	Class 2)	ProFund VP Semiconductor***
AST Balanced Asset Allocation Portfolio	Fidelity VIP MidCap Portfolio	ProFund VP Small-Cap Value***
AST Preservation Asset Allocation	(Service Class 2)
Portfolio	Franklin Income VIP Fund (Class 2)
AST FI Pyramis Quantitative Portfolio	Franklin Mutual Shares VIP Fund
AST Prudential Growth Allocation	(Class 2)
Portfolio	Templeton Growth VIP Fund (Class 2)
AST Advanced Strategies Portfolio	Hartford Capital Appreciation HLS Fund
AST Schroders Global Tactical Portfolio	(Class IB)
___________
*Subaccount was available for investment but had no assets as of December 31, 2015.
** Subaccount was no longer available for investment as of December 31, 2015.
***    Subaccount was available for investment but had no assets as of December 31, 2015, and no activity during 2015.

The following table sets forth the dates at which mergers took place in the Account along with relevant information pertaining to each merger. The transfers from the old subaccounts to the new subaccounts are reflected in the Statements of Changes in Net Assets for the period ended December 31, 2015 as net transfers between subaccounts. The transfers occurred as follows:

April 24, 2015	Removed Portfolio	Surviving Portfolio
	Prudential SP International Value Portfolio	AST International Value Portfolio

Shares	4,625,266	2,025,955
Net asset value per share	$8.27	$18.88
Net assets before merger	$38,250,025	$5,245
Net assets after merger	$—	$38,255,270

A81

Note 1:	General (continued)

October 16, 2015	Removed Portfolio	Surviving Portfolio
	AST Neuberger Berman Mid-Cap Growth Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio

Shares	9,191	45,092
Net asset value per share	$36.30	$7.40
Net assets before merger	$333,681	$6,267,038
Net assets after merger	$—	$6,600,719

October 16, 2015	Removed Portfolio	Surviving Portfolio
	AST Schroders Multi-Asset World Strategies Portfolio	AST Schroders Global Tactical Portfolio

Shares	165,276	178,683
Net asset value per share	$16.05	$14.85
Net assets before merger	$2,653,444	$4,821,224
Net assets after merger	$—	$7,474,668

The Portfolios are diversified open-end management investment companies, and each Portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

Investments—The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

Security Transactions— Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of investments sold.

Dividend Income and Distributions Received—Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex- distribution date.

Note 3:	Fair Value

Fair Value Measurements—Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy

A82

Note 3:	Fair Value (Continued)

used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1—Fair value is based on unadjusted quoted prices in active markets that the Account can access.

Level 2—Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3—Fair value is based on at least one or more significant unobservable inputs for the investment.

As of December 31, 2015, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open end mutual funds registered with the Securities and Exchange Commission, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2015, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2015 were as shown below. For portfolios involved in mergers, purchases and sales amounts include net assets transferred in the merger.

	Purchases	Sales
Prudential Money Market Portfolio	$85,179,803	$232,822,452
Prudential Diversified Bond Portfolio	10,771,622	9,065,637
Prudential Equity Portfolio (Class I)	3,887,628	7,734,709
Prudential Flexible Managed Portfolio	6,331,735	11,571,781
Prudential Conservative Balanced Portfolio	141,836,236	3,265,804
Prudential Value Portfolio (Class I)	3,762,174	5,892,591
Prudential High Yield Bond Portfolio	3,876,063	3,629,993
Prudential Natural Resources Portfolio (Class I)	2,454,821	472,379
Prudential Stock Index Portfolio	130,093,703	23,702,563
Prudential Global Portfolio	2,549,771	2,288,781
Prudential Government Income Portfolio	941,160	94,066,632
Prudential Jennison Portfolio (Class I)	4,781,810	9,230,984
Prudential Small Capitalization Stock Portfolio	1,867,422	2,910,248
T. Rowe Price International Stock Portfolio	2,209,794	1,624,787
Janus Aspen Janus Portfolio (Institutional Shares)	622,721	470,435

A83

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
MFS Growth Series (Initial Class)	$491,020	$1,099,139
American Century VP Value Fund (Class I)	642,426	895,230
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	59,508	478,968
American Century VP Income & Growth Fund (Class I)	290,305	412,678
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)	2,030	8,323
Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	392,267	801,923
Prudential SP Small Cap Value Portfolio (Class I)	3,065,666	5,579,886
Prudential Jennison 20/20 Focus Portfolio (Class I)	2,297,625	1,001,045
Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class)	60,524	47,092
Invesco V.I. Managed Volatility Fund (Series I)	5,629	1,825
Invesco V.I. Technology Fund (Series I)	13,157	31,338
Janus Aspen Enterprise Portfolio (Service Shares)	35,104	219,928
Janus Aspen Balanced Portfolio (Service Shares)	610,357	1,151,000
Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares)	—	13,415
Janus Aspen Janus Portfolio (Service Shares)	441,850	346,420
Prudential SP Prudential U.S. Emerging Growth Portfolio (Class I)	5,886,662	5,691,165
Janus Aspen Overseas Portfolio (Service Shares)	1,522,967	1,358,389
Prudential SP International Growth Portfolio (Class I)	2,100,832	1,516,360
Prudential SP International Value Portfolio	1,104,128	39,076,159
M Large Cap Growth Fund	228,367	171,031
M Capital Appreciation Fund	142,849	107,429
M International Equity Fund	222,386	59,995
M Large Cap Value Fund	199,711	110,158
ProFund VP Asia 30	212	37
ProFund VP Basic Materials	74	17
ProFund VP Bear	71,201	70,698
ProFund VP Biotechnology	846	351
ProFund VP UltraBull	15,169,179	15,713,808
ProFund VP Consumer Services	3,028	241
ProFund VP Oil & Gas	1,084	13,969
ProFund VP Europe 30	647	1,608
ProFund VP Financials	2,283	16,924
ProFund VP Health Care	1,163	18,418
ProFund VP Japan	259	610
ProFund VP Mid-Cap Growth	149	47
ProFund VP Mid-Cap Value	149	46
ProFund VP Money Market	31,189,816	30,380,528
ProFund VP NASDAQ-100	349	7,147
ProFund VP Pharmaceuticals	1,143	16,816
ProFund VP Precious Metals	—	404
ProFund VP Real Estate	22,542	23,966
ProFund VP Short NASDAQ-100	71,057	70,850
ProFund VP Short Small-Cap	53,119	53,108
ProFund VP Small-Cap	—	5,739
ProFund VP Small-Cap Growth	882	175

A84

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP Technology	$74	$2,249
ProFund VP Telecommunications	1,205	622
ProFund VP U.S. Government Plus	177,331	179,354
ProFund VP UltraMid-Cap	3,959,564	3,941,980
ProFund VP UltraNASDAQ-100	9,226,086	9,567,333
ProFund VP UltraSmall-Cap	2,028,853	1,992,521
ProFund VP Bull	670	4,033
ProFund VP Utilities	74	19
AST T. Rowe Price Large-Cap Growth Portfolio	5,147,923	3,290,910
AST Cohen & Steers Realty Portfolio	1,465,826	700,341
AST J.P. Morgan Strategic Opportunities Portfolio	1,460,434	493,470
AST Herndon Large-Cap Value Portfolio	825,912	548,664
AST Small-Cap Value Portfolio	751,422	510,579
AST Goldman Sachs Mid-Cap Growth Portfolio	1,899,790	503,984
AST Large-Cap Value Portfolio	2,885,200	2,806,613
AST Loomis Sayles Large-Cap Growth Portfolio	1,122,699	1,690,053
AST MFS Growth Portfolio	1,096,189	323,571
AST Neuberger Berman Mid-Cap Growth Portfolio	—	373,997
AST Small-Cap Growth Portfolio	2,322,958	1,582,470
AST BlackRock Low Duration Bond Portfolio	894,765	243,649
AST T. Rowe Price Natural Resources Portfolio	1,999,027	1,411,013
AST MFS Global Equity Portfolio	2,700,138	262,515
AST J.P. Morgan International Equity Portfolio	1,373,795	432,323
AST Templeton Global Bond Portfolio	1,042,875	202,965
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	80,735	60,858
American Century VP Mid Cap Value Fund (Class I)	1,394,703	1,293,079
JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio (Class 1)	1,069,695	237,203
The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)	189,564	49,739
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	287,408	166,327
MFS Utilities Series (Initial Class)	1,470,858	434,656
AST Schroders Multi-Asset World Strategies Portfolio	319,048	2,774,528
AST BlackRock/Loomis Sayles Bond Portfolio	2,651,972	7,736,599
AST T. Rowe Price Asset Allocation Portfolio	6,236,314	864,683
AST Wellington Management Hedged Equity Portfolio	5,543,334	5,324,898
AST Balanced Asset Allocation Portfolio	15,948,110	8,585,394
AST Preservation Asset Allocation Portfolio	3,584,719	3,171,816
AST FI Pyramis Quantitative Portfolio	1,364,678	163,658
AST Prudential Growth Allocation Portfolio	5,639,444	1,152,875
AST Advanced Strategies Portfolio	1,555,734	760,161
AST Schroders Global Tactical Portfolio	4,793,429	552,808
AST RCM World Trends Portfolio	929,470	387,958
AST BlackRock Global Strategies Portfolio	16,640,147	12,527,676
TOPS Aggressive Growth ETF Portfolio (Class 2)	1,026,204	229,515
TOPS Balanced ETF Portfolio (Class 2)	896,118	306,259
TOPS Conservative ETF Portfolio (Class 2)	166,795	42,813

A85

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
TOPS Growth ETF Portfolio (Class 2)	$1,750,010	$525,044
TOPS Moderate Growth ETF Portfolio (Class 2)	2,192,700	356,823
TOPS Managed Risk Balanced ETF Portfolio (Class 2)	1,194,779	317,072
TOPS Managed Risk Growth ETF Portfolio (Class 2)	2,151,380	933,374
TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2)	1,330,357	397,590
American Funds IS Growth Fund (Class 2)	1,468,551	94,324
American Funds IS Growth-Income Fund (Class 2)	6,484,807	281,253
American Funds IS International Fund (Class 2)	1,286,233	62,624
Fidelity VIP Contrafund Portfolio (Service Class 2)	1,993,214	123,029
Fidelity VIP MidCap Portfolio (Service Class 2)	1,783,167	132,411
Franklin Income VIP Fund (Class 2)	1,018,192	269,278
Franklin Mutual Shares VIP Fund (Class 2)	1,150,542	33,010
Templeton Growth VIP Fund (Class 2)	460,371	23,151
Hartford Capital Appreciation HLS Fund (Class IB)	332,773	70,656
Hartford Disciplined Equity HLS Fund (Class IB)	401,022	35,895
Hartford Dividend and Growth HLS Fund (Class IB)	1,137,164	147,567
Hartford Growth Opportunities HLS Fund (Class IB)	1,301,662	71,256
MFS Total Return Bond Series (Initial Class)	1,271,530	59,581
MFS Value Series (Initial Class)	2,469,269	61,717
Invesco V.I. Growth and Income Fund (Series I)	3,832,158	107,681
Fidelity VIP Index 500 Portfolio (Service Class 2)	7,526,348	2,214,104
American Funds IS Blue Chip Income and Growth Fund (Class 2)	2,455,647	85,994
AST Small-Cap Growth Opportunities Portfolio	850,079	464,183
AST International Value Portfolio	40,592,469	4,629,253

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC (“PI”), and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers entered into subadvisory agreements with several subadvisers, including Prudential Investment Management, Inc (renamed PGIM, Inc. beginning January 4, 2016), Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

A86

Note 6:	Related Party Transactions (continued)

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/ reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:	Financial Highlights

Pruco Life sells a number of variable life products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

A87

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Money Market Portfolio
December 31, 2015	46,685	$1.13648	to	$11.80327	$75,432	0.00%	(2)	0.00%	to	0.90%	-0.91%	to	0.00%
December 31, 2014	134,769	$1.14691	to	$11.80320	$223,073	0.00%	(2)	0.00%	to	0.90%	-0.91%	to	0.00%
December 31, 2013	136,945	$1.15745	to	$11.80315	$223,182	0.00%	(2)	0.00%	to	0.90%	-0.93%	to	0.00%
December 31, 2012	134,236	$1.16770	to	$11.80302	$214,936	0.01%		0.00%	to	0.90%	-0.91%	to	0.01%
December 31, 2011	117,232	$1.16827	to	$11.80130	$185,243	0.02%		0.00%	to	0.90%	-0.91%	to	0.03%

	Prudential Diversified Bond Portfolio
December 31, 2015	37,795	$1.97041	to	$19.72100	$122,403	0.00%		0.00%	to	0.90%	-1.61%	to	0.00%
December 31, 2014	37,380	$1.97761	to	$19.77188	$121,023	1.09%		0.00%	to	0.90%	0.92%	to	7.09%
December 31, 2013	37,128	$1.84865	to	$18.46284	$113,453	3.97%		0.00%	to	0.90%	-1.60%	to	-0.71%
December 31, 2012	38,479	$1.86398	to	$18.59559	$115,595	4.41%		0.00%	to	0.90%	9.70%	to	10.68%
December 31, 2011	38,050	$1.68563	to	$16.80071	$106,738	4.30%		0.00%	to	0.90%	6.56%	to	7.51%

	Prudential Equity Portfolio (Class I)
December 31, 2015	32,783	$1.96442	to	$24.10544	$79,134	0.00%		0.00%	to	0.90%	-0.99%	to	2.36%
December 31, 2014	33,932	$1.93643	to	$23.54968	$81,077	0.00%		0.00%	to	0.90%	-0.39%	to	7.71%
December 31, 2013	35,073	$1.81405	to	$21.86396	$78,836	0.00%		0.00%	to	0.90%	32.34%	to	33.53%
December 31, 2012	35,374	$1.37071	to	$16.37348	$60,730	0.59%		0.00%	to	0.90%	12.67%	to	13.69%
December 31, 2011	35,904	$1.21658	to	$14.40227	$55,744	0.68%		0.00%	to	0.90%	-4.33%	to	-3.47%

	Prudential Flexible Managed Portfolio
December 31, 2015	1,907	$1.95761	to	$21.55947	$14,547	0.00%		0.20%	to	0.90%	-1.77%	to	2.71%
December 31, 2014	6,785	$1.95542	to	$21.39680	$19,526	0.00%		0.20%	to	0.90%	7.11%	to	10.83%
December 31, 2013	6,394	$1.77667	to	$19.31512	$13,502	0.00%		0.20%	to	0.90%	19.07%	to	19.91%
December 31, 2012	6,830	$1.49209	to	$16.11645	$11,280	1.88%		0.20%	to	0.90%	12.35%	to	13.15%
December 31, 2011	5,030	$1.32802	to	$14.25121	$7,369	1.92%		0.20%	to	0.90%	3.41%	to	4.13%

	Prudential Conservative Balanced Portfolio
December 31, 2015	29,181	$1.88097	to	$19.61793	$149,011	0.00%		0.20%	to	0.90%	-1.95%	to	2.19%
December 31, 2014	2,576	$1.89037	to	$19.58841	$11,804	0.00%		0.20%	to	0.90%	6.07%	to	8.56%
December 31, 2013	3,238	$1.75355	to	$18.05422	$8,722	0.00%		0.20%	to	0.90%	15.12%	to	15.92%
December 31, 2012	3,749	$1.52326	to	$15.58262	$7,963	2.06%		0.20%	to	0.90%	10.23%	to	11.01%
December 31, 2011	4,738	$1.38183	to	$14.04399	$8,258	2.19%		0.20%	to	0.90%	3.67%	to	4.39%

	Prudential Value Portfolio (Class I)
December 31, 2015	8,496	$2.32309	to	$15.21788	$70,495	0.00%		0.00%	to	0.90%	-9.68%	to	0.00%
December 31, 2014	8,775	$2.55318	to	$16.57627	$78,983	0.00%		0.00%	to	0.90%	-0.18%	to	10.10%
December 31, 2013	9,139	$2.33971	to	$15.05507	$73,524	0.00%		0.00%	to	0.90%	31.91%	to	33.09%
December 31, 2012	9,379	$1.77375	to	$11.31158	$54,609	0.98%		0.00%	to	0.90%	13.60%	to	14.62%
December 31, 2011	10,597	$1.56140	to	$9.86861	$51,441	1.02%		0.00%	to	0.90%	-6.42%	to	-5.58%

	Prudential High Yield Bond Portfolio
December 31, 2015	14,497	$2.19840	to	$21.96197	$35,570	6.23%		0.00%	to	0.90%	-5.95%	to	0.00%
December 31, 2014	14,291	$2.25610	to	$22.51345	$36,214	6.07%		0.00%	to	0.90%	-2.22%	to	2.71%
December 31, 2013	13,934	$2.19909	to	$21.91910	$34,574	6.38%		0.00%	to	0.90%	6.31%	to	7.26%
December 31, 2012	13,745	$2.05286	to	$20.43631	$31,749	7.05%		0.00%	to	0.90%	13.40%	to	14.43%
December 31, 2011	13,159	$1.79623	to	$17.85986	$26,458	7.49%		0.00%	to	0.90%	4.15%	to	5.10%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2015	1,382	$4.95729	to	$9.02085	$7,114	0.00%		0.00%	to	0.60%	-34.15%	to	-8.60%
December 31, 2014	1,073	$6.91015	to	$11.60554	$7,714	0.00%		0.00%	to	0.60%	-27.35%	to	-19.90%
December 31, 2013	969	$8.63543	to	$14.57562	$8,792	0.00%		0.00%	to	0.60%	9.57%	to	10.23%
December 31, 2012	893	$7.84199	to	$13.30256	$7,450	0.48%		0.00%	to	0.60%	-3.05%	to	-2.47%
December 31, 2011	804	$8.04868	to	$13.72166	$7,245	0.17%		0.00%	to	0.60%	-19.52%	to	-19.03%

	Prudential Stock Index Portfolio
December 31, 2015	143,289	$1.61397	to	$23.58951	$431,373	1.58%		0.00%	to	0.90%	-1.89%	to	1.18%
December 31, 2014	112,945	$1.60949	to	$23.31331	$320,871	3.00%		0.00%	to	0.90%	3.38%	to	13.31%
December 31, 2013	111,276	$1.43327	to	$20.57494	$282,641	0.00%		0.00%	to	0.90%	30.72%	to	31.89%
December 31, 2012	114,870	$1.09647	to	$15.59974	$236,102	1.70%		0.00%	to	0.90%	14.65%	to	15.68%
December 31, 2011	117,459	$0.95640	to	$13.48550	$213,582	1.59%		0.00%	to	0.90%	1.04%	to	1.95%

A88

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2015	14,963	$1.25837	to	$21.80297	$28,625	0.00%	0.00%	to	0.90%	-3.79%	to	4.66%
December 31, 2014	14,943	$1.24031	to	$21.29787	$27,730	0.00%	0.00%	to	0.90%	-1.22%	to	3.25%
December 31, 2013	14,976	$1.21215	to	$20.62715	$26,997	0.00%	0.00%	to	0.90%	26.15%	to	27.29%
December 31, 2012	14,650	$0.96087	to	$16.20527	$20,593	1.61%	0.00%	to	0.90%	16.48%	to	17.52%
December 31, 2011	14,828	$0.82495	to	$13.78930	$17,962	1.55%	0.00%	to	0.90%	-7.80%	to	-6.97%

	Prudential Government Income Portfolio
December 31, 2015	10,647	$3.97757	to	$3.97757	$42,348	0.00%	0.60%	to	0.60%	0.07%	to	0.07%
December 31, 2014	33,792	$3.97492	to	$3.97492	$134,322	0.35%	0.60%	to	0.60%	5.23%	to	5.23%
December 31, 2013	34,540	$3.77723	to	$3.77723	$130,464	1.78%	0.60%	to	0.60%	-2.92%	to	-2.92%
December 31, 2012	34,898	$3.89066	to	$3.89066	$135,776	2.07%	0.60%	to	0.60%	3.02%	to	3.02%
December 31, 2011	37,217	$3.77676	to	$3.77676	$140,561	2.46%	0.60%	to	0.60%	6.99%	to	6.99%

	Prudential Jennison Portfolio (Class I)
December 31, 2015	42,538	$1.45360	to	$29.22783	$97,106	0.00%	0.00%	to	0.90%	0.00%	to	11.48%
December 31, 2014	45,100	$1.31554	to	$26.21782	$91,229	0.00%	0.00%	to	0.90%	1.31%	to	9.99%
December 31, 2013	47,989	$1.20695	to	$23.83674	$88,027	0.00%	0.00%	to	0.90%	36.44%	to	37.66%
December 31, 2012	48,043	$0.88463	to	$17.31597	$63,859	0.16%	0.00%	to	0.90%	15.14%	to	16.18%
December 31, 2011	48,480	$0.76828	to	$14.90445	$55,669	0.30%	0.00%	to	0.90%	-0.60%	to	0.30%

	Prudential Small Capitalization Stock Portfolio
December 31, 2015	4,239	$6.84380	to	$19.12023	$31,692	0.00%	0.00%	to	0.60%	-4.33%	to	0.86%
December 31, 2014	4,384	$7.04589	to	$19.56736	$33,553	0.00%	0.00%	to	0.60%	3.65%	to	5.39%
December 31, 2013	4,393	$6.72562	to	$18.56661	$31,155	0.00%	0.00%	to	0.60%	40.11%	to	40.95%
December 31, 2012	7,361	$4.80032	to	$13.17265	$36,114	0.60%	0.00%	to	0.60%	15.33%	to	16.03%
December 31, 2011	7,914	$4.16212	to	$11.35320	$33,461	0.79%	0.00%	to	0.60%	-0.04%	to	0.56%

	T. Rowe Price International Stock Portfolio
December 31, 2015	24,567	$1.15620	to	$1.48180	$35,979	0.96%	0.20%	to	0.90%	-1.78%	to	-1.09%
December 31, 2014	24,094	$1.17715	to	$1.50425	$35,805	1.06%	0.20%	to	0.90%	-2.12%	to	-1.45%
December 31, 2013	24,474	$1.20263	to	$1.53224	$37,033	2.45%	0.20%	to	0.90%	13.03%	to	13.83%
December 31, 2012	5,199	$1.06396	to	$1.35149	$6,509	1.20%	0.20%	to	0.90%	17.38%	to	18.20%
December 31, 2011	6,293	$0.90643	to	$1.14795	$6,790	1.42%	0.20%	to	0.90%	-13.61%	to	-13.02%

	Janus Aspen Janus Portfolio (Institutional Shares)
December 31, 2015	2,261	$1.22224	to	$1.66796	$2,982	0.64%	0.20%	to	0.90%	0.00%	to	5.13%
December 31, 2014	2,145	$1.17067	to	$1.59278	$2,682	0.37%	0.20%	to	0.90%	11.98%	to	12.77%
December 31, 2013	2,387	$1.04544	to	$1.41803	$2,695	0.78%	0.20%	to	0.90%	29.18%	to	30.07%
December 31, 2012	2,633	$0.80932	to	$1.09451	$2,299	0.57%	0.20%	to	0.90%	17.53%	to	18.35%
December 31, 2011	3,660	$0.68861	to	$0.92849	$2,877	0.59%	0.20%	to	0.90%	-6.15%	to	-5.49%

	MFS Growth Series (Initial Class)
December 31, 2015	2,291	$1.24830	to	$2.07377	$3,730	0.15%	0.20%	to	0.90%	0.00%	to	7.35%
December 31, 2014	2,731	$1.17092	to	$1.93959	$4,040	0.10%	0.20%	to	0.90%	7.97%	to	8.73%
December 31, 2013	2,773	$1.08445	to	$1.79103	$3,747	0.23%	0.20%	to	0.90%	35.63%	to	36.58%
December 31, 2012	3,001	$0.79955	to	$1.31659	$2,963	0.00%	0.20%	to	0.90%	16.34%	to	17.15%
December 31, 2011	2,705	$0.68727	to	$1.12832	$2,278	0.19%	0.20%	to	0.90%	-1.23%	to	-0.52%

	American Century VP Value Fund (Class I)
December 31, 2015	2,133	$2.68565	to	$3.14739	$6,148	2.13%	0.20%	to	0.90%	-4.74%	to	0.00%
December 31, 2014	2,203	$2.81106	to	$3.28118	$6,649	1.55%	0.20%	to	0.90%	12.07%	to	12.85%
December 31, 2013	2,313	$2.50080	to	$2.90753	$6,233	1.64%	0.20%	to	0.90%	30.55%	to	31.46%
December 31, 2012	2,598	$1.90986	to	$2.21164	$5,303	1.94%	0.20%	to	0.90%	13.55%	to	14.35%
December 31, 2011	4,057	$1.67698	to	$1.93412	$7,155	2.02%	0.20%	to	0.90%	0.11%	to	0.82%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2015	3,427	$1.40107	to	$1.51782	$5,059	0.00%	0.20%	to	0.90%	-3.53%	to	-2.85%
December 31, 2014	3,678	$1.45230	to	$1.56237	$5,594	0.00%	0.20%	to	0.90%	6.51%	to	7.26%
December 31, 2013	3,636	$1.36349	to	$1.45656	$5,170	0.00%	0.20%	to	0.90%	36.92%	to	37.88%
December 31, 2012	3,952	$0.99582	to	$1.05640	$4,077	0.00%	0.20%	to	0.90%	9.86%	to	10.63%
December 31, 2011	4,072	$0.90648	to	$0.95490	$3,808	0.00%	0.20%	to	0.90%	-5.68%	to	-5.03%
A89

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Century VP Income & Growth Fund (Class I)
December 31, 2015	698	$1.85160	to	$1.85160	$1,293	2.12%	0.20%	to	0.20%	-5.81%	to	-5.81%
December 31, 2014	764	$1.96578	to	$1.96578	$1,502	2.04%	0.20%	to	0.20%	12.29%	to	12.29%
December 31, 2013	783	$1.75069	to	$1.75069	$1,371	2.25%	0.20%	to	0.20%	35.54%	to	35.54%
December 31, 2012	771	$1.29161	to	$1.29161	$996	2.12%	0.20%	to	0.20%	14.51%	to	14.51%
December 31, 2011	779	$1.12794	to	$1.12794	$879	1.55%	0.20%	to	0.20%	2.90%	to	2.90%

	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
December 31, 2015	118	$2.63858	to	$2.63858	$313	0.60%	0.20%	to	0.20%	-2.48%	to	-2.48%
December 31, 2014	121	$2.70580	to	$2.70580	$326	1.04%	0.20%	to	0.20%	11.87%	to	11.87%
December 31, 2013	148	$2.41878	to	$2.41878	$357	1.42%	0.20%	to	0.20%	34.72%	to	34.72%
December 31, 2012	151	$1.79536	to	$1.79536	$271	0.46%	0.20%	to	0.20%	19.45%	to	19.45%
December 31, 2011	179	$1.50308	to	$1.50308	$269	0.54%	0.20%	to	0.20%	0.19%	to	0.19%

	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)
December 31, 2015	3,011	$0.90979	to	$0.90979	$2,739	0.00%	0.20%	to	0.20%	-2.48%	to	-2.48%
December 31, 2014	3,397	$0.93288	to	$0.93288	$3,169	0.00%	0.20%	to	0.20%	1.38%	to	1.38%
December 31, 2013	5,747	$0.92018	to	$0.92018	$5,288	0.00%	0.20%	to	0.20%	48.24%	to	48.24%
December 31, 2012	5,592	$0.62072	to	$0.62072	$3,471	0.00%	0.20%	to	0.20%	20.33%	to	20.33%
December 31, 2011	5,639	$0.51586	to	$0.51586	$2,909	0.42%	0.20%	to	0.20%	-14.01%	to	-14.01%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2015	22,320	$2.40467	to	$24.52366	$62,891	0.00%	0.00%	to	0.90%	-7.17%	to	0.00%
December 31, 2014	23,213	$2.56375	to	$25.91379	$68,991	0.00%	0.00%	to	0.90%	1.10%	to	4.94%
December 31, 2013	23,750	$2.46506	to	$24.69406	$67,383	0.00%	0.00%	to	0.90%	36.22%	to	37.44%
December 31, 2012	23,910	$1.80963	to	$17.96652	$49,111	0.45%	0.00%	to	0.90%	15.02%	to	16.06%
December 31, 2011	24,675	$1.57327	to	$15.48009	$43,759	0.68%	0.00%	to	0.90%	-3.64%	to	-2.77%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2015	571	$10.18643	to	$16.44287	$9,093	0.00%	0.00%	to	0.25%	0.00%	to	6.27%
December 31, 2014	476	$15.37004	to	$15.47279	$7,318	0.00%	0.00%	to	0.10%	-1.93%	to	7.15%
December 31, 2013	414	$14.35834	to	$14.43992	$5,950	0.00%	0.00%	to	0.10%	29.75%	to	29.88%
December 31, 2012	364	$11.06610	to	$11.11785	$4,023	0.00%	0.00%	to	0.10%	10.93%	to	11.04%
December 31, 2011	292	$9.97615	to	$10.01280	$2,916	0.08%	0.00%	to	0.10%	-4.26%	to	-4.17%

	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Class)
December 31, 2015	116	$2.51791	to	$2.51791	$293	0.28%	0.20%	to	0.20%	-2.32%	to	-2.32%
December 31, 2014	113	$2.57774	to	$2.57774	$292	0.16%	0.20%	to	0.20%	6.71%	to	6.71%
December 31, 2013	969	$2.41556	to	$2.41556	$2,340	1.05%	0.20%	to	0.20%	35.35%	to	35.35%
December 31, 2012	987	$1.78465	to	$1.78465	$1,762	1.18%	0.20%	to	0.20%	12.61%	to	12.61%
December 31, 2011	962	$1.58487	to	$1.58487	$1,524	0.87%	0.20%	to	0.20%	0.47%	to	0.47%

	Invesco V.I. Managed Volatility Fund (Series I)
December 31, 2015	49	$1.68622	to	$1.68622	$82	1.45%	0.20%	to	0.20%	-2.35%	to	-2.35%
December 31, 2014	47	$1.72676	to	$1.72676	$80	2.90%	0.20%	to	0.20%	20.33%	to	20.33%
December 31, 2013	58	$1.43504	to	$1.43504	$83	3.01%	0.20%	to	0.20%	10.54%	to	10.54%
December 31, 2012	54	$1.29826	to	$1.29826	$70	3.38%	0.20%	to	0.20%	3.39%	to	3.39%
December 31, 2011	109	$1.25573	to	$1.25573	$136	3.52%	0.20%	to	0.20%	16.22%	to	16.22%

	Invesco V.I. Technology Fund (Series I)
December 31, 2015	1,458	$0.54680	to	$0.54680	$797	0.00%	0.20%	to	0.20%	6.61%	to	6.61%
December 31, 2014	1,489	$0.51292	to	$0.51292	$764	0.00%	0.20%	to	0.20%	10.83%	to	10.83%
December 31, 2013	1,531	$0.46281	to	$0.46281	$709	0.00%	0.20%	to	0.20%	24.88%	to	24.88%
December 31, 2012	1,464	$0.37059	to	$0.37059	$543	0.00%	0.20%	to	0.20%	11.10%	to	11.10%
December 31, 2011	1,476	$0.33356	to	$0.33356	$492	0.19%	0.20%	to	0.20%	-5.21%	to	-5.21%

	Janus Aspen Enterprise Portfolio (Service Shares)
December 31, 2015	270	$1.45473	to	$1.45473	$393	0.71%	0.20%	to	0.20%	3.56%	to	3.56%
December 31, 2014	394	$1.40468	to	$1.40468	$554	0.06%	0.20%	to	0.20%	12.02%	to	12.02%
December 31, 2013	2,969	$1.25399	to	$1.25399	$3,723	0.36%	0.20%	to	0.20%	31.77%	to	31.77%
December 31, 2012	3,178	$0.95162	to	$0.95162	$3,024	0.00%	0.20%	to	0.20%	16.75%	to	16.75%
December 31, 2011	3,153	$0.81509	to	$0.81509	$2,570	0.00%	0.20%	to	0.20%	-1.85%	to	-1.85%
A90

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Janus Aspen Balanced Portfolio (Service Shares)
December 31, 2015	371	$2.34159	to	$2.34159	$868	1.31%	0.20%	to	0.20%	0.21%	to	0.21%
December 31, 2014	606	$2.33669	to	$2.33669	$1,416	1.71%	0.20%	to	0.20%	8.02%	to	8.02%
December 31, 2013	1,385	$2.16315	to	$2.16315	$2,996	1.33%	0.20%	to	0.20%	19.57%	to	19.57%
December 31, 2012	1,422	$1.80909	to	$1.80909	$2,573	2.59%	0.20%	to	0.20%	13.15%	to	13.15%
December 31, 2011	1,359	$1.59890	to	$1.59890	$2,173	0.64%	0.20%	to	0.20%	1.15%	to	1.15%

	Oppenheimer Discovery Mid-Cap Growth Fund/VA (Service Shares)
December 31, 2015	44	$1.06035	to	$1.06035	$46	0.00%	0.20%	to	0.20%	6.13%	to	6.13%
December 31, 2014	56	$0.99906	to	$0.99906	$56	0.00%	0.20%	to	0.20%	5.32%	to	5.32%
December 31, 2013	75	$0.94857	to	$0.94857	$71	0.00%	0.20%	to	0.20%	35.36%	to	35.36%
December 31, 2012	95	$0.70080	to	$0.70080	$67	0.00%	0.20%	to	0.20%	15.93%	to	15.93%
December 31, 2011	106	$0.60448	to	$0.60448	$64	0.00%	0.20%	to	0.20%	0.63%	to	0.63%

	Janus Aspen Janus Portfolio (Service Shares)
December 31, 2015	2,681	$1.83797	to	$1.83797	$4,928	0.46%	0.25%	to	0.25%	4.81%	to	4.81%
December 31, 2014	2,623	$1.75354	to	$1.75354	$4,600	0.23%	0.25%	to	0.25%	12.45%	to	12.45%
December 31, 2013	2,709	$1.55936	to	$1.55936	$4,224	0.66%	0.25%	to	0.25%	29.66%	to	29.66%
December 31, 2012	2,698	$1.20268	to	$1.20268	$3,244	0.44%	0.25%	to	0.25%	17.98%	to	17.98%
December 31, 2011	2,803	$1.01935	to	$1.01935	$2,857	0.45%	0.25%	to	0.25%	-5.79%	to	-5.79%

	Prudential SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2015	26,778	$2.58140	to	$33.38120	$78,820	0.00%	0.00%	to	0.90%	-7.66%	to	0.00%
December 31, 2014	27,210	$2.66766	to	$34.18836	$80,596	0.00%	0.00%	to	0.90%	2.92%	to	10.35%
December 31, 2013	27,949	$2.45791	to	$31.21928	$75,183	0.00%	0.00%	to	0.90%	27.33%	to	28.47%
December 31, 2012	28,003	$1.93040	to	$24.30091	$58,241	0.40%	0.00%	to	0.90%	15.83%	to	16.88%
December 31, 2011	28,887	$1.66657	to	$20.79118	$51,651	0.58%	0.00%	to	0.90%	1.31%	to	2.22%

	Janus Aspen Overseas Portfolio (Service Shares)
December 31, 2015	1,409	$1.46538	to	$10.29152	$4,999	0.52%	0.00%	to	0.25%	-16.71%	to	0.00%
December 31, 2014	1,211	$1.61003	to	$8.10664	$5,302	7.35%	0.00%	to	0.20%	-16.82%	to	-12.10%
December 31, 2013	4,035	$1.83544	to	$9.22266	$10,564	3.07%	0.00%	to	0.20%	14.05%	to	14.28%
December 31, 2012	3,600	$1.60929	to	$8.07020	$8,492	0.62%	0.00%	to	0.20%	12.96%	to	13.18%
December 31, 2011	3,624	$1.42470	to	$7.13030	$7,216	0.38%	0.00%	to	0.20%	-32.47%	to	-32.34%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2015	10,892	$1.57516	to	$19.21956	$21,917	0.00%	0.00%	to	0.90%	-5.89%	to	3.37%
December 31, 2014	10,543	$1.53754	to	$18.59346	$20,665	0.00%	0.00%	to	0.90%	-6.56%	to	-3.45%
December 31, 2013	10,183	$1.64541	to	$19.72037	$21,338	0.00%	0.00%	to	0.90%	17.81%	to	18.87%
December 31, 2012	10,122	$1.39668	to	$16.59017	$16,324	0.64%	0.00%	to	0.90%	21.31%	to	22.40%
December 31, 2011	10,936	$1.15131	to	$13.55433	$14,502	1.32%	0.00%	to	0.90%	-15.67%	to	-14.91%

	Prudential SP International Value Portfolio (expired April 24, 2015)
December 31, 2015	—	$1.78578	to	$21.85379	$—	0.00%	0.00%	to	0.90%	10.39%	to	10.71%
December 31, 2014	18,204	$1.61431	to	$19.74023	$34,277	0.00%	0.00%	to	0.90%	-6.87%	to	-6.04%
December 31, 2013	19,268	$1.72238	to	$21.00868	$38,378	0.00%	0.00%	to	0.90%	19.02%	to	20.09%
December 31, 2012	18,736	$1.43777	to	$17.49402	$29,584	2.65%	0.00%	to	0.90%	15.88%	to	16.92%
December 31, 2011	20,563	$1.23267	to	$14.96206	$27,467	2.48%	0.00%	to	0.90%	-13.88%	to	-13.10%

	M Large Cap Growth Fund
December 31, 2015	111	$10.44198	to	$28.74292	$3,193	0.03%	0.00%	to	0.25%	5.13%	to	7.70%
December 31, 2014	109	$26.68708	to	$26.68708	$2,908	0.04%	0.00%	to	0.00%	10.21%	to	10.21%
December 31, 2013	103	$24.21416	to	$24.21416	$2,492	0.55%	0.00%	to	0.00%	36.15%	to	36.15%
December 31, 2012	87	$17.78481	to	$17.78481	$1,538	0.05%	0.00%	to	0.00%	19.31%	to	19.31%
December 31, 2011	90	$14.90583	to	$14.90583	$1,334	0.00%	0.00%	to	0.00%	-0.80%	to	-0.80%

	M Capital Appreciation Fund
December 31, 2015	77	$9.89787	to	$29.51961	$2,283	0.00%	0.00%	to	0.25%	-6.58%	to	-0.63%
December 31, 2014	76	$31.59900	to	$31.59900	$2,408	0.00%	0.00%	to	0.00%	12.42%	to	12.42%
December 31, 2013	73	$28.10842	to	$28.10842	$2,066	0.00%	0.00%	to	0.00%	39.20%	to	39.20%
December 31, 2012	71	$20.19222	to	$20.19222	$1,432	0.31%	0.00%	to	0.00%	17.43%	to	17.43%
December 31, 2011	81	$17.19477	to	$17.19477	$1,390	0.00%	0.00%	to	0.00%	-7.22%	to	-7.22%
A91

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	M International Equity Fund
December 31, 2015	88	$9.88638	to	$16.81706	$1,478	1.75%	0.00%	to	0.25%		-3.94%	to	-0.27%
December 31, 2014	79	$17.50710	to	$17.50710	$1,376	2.04%	0.00%	to	0.00%		-7.06%	to	-7.06%
December 31, 2013	70	$18.83652	to	$18.83652	$1,324	2.87%	0.00%	to	0.00%		16.32%	to	16.32%
December 31, 2012	47	$16.19318	to	$16.19318	$766	1.64%	0.00%	to	0.00%		20.68%	to	20.68%
December 31, 2011	79	$13.41819	to	$13.41819	$1,057	2.70%	0.00%	to	0.00%		-13.56%	to	-13.56%

	M Large Cap Value Fund
December 31, 2015	110	$10.21449	to	$24.26745	$2,678	1.39%	0.00%	to	0.25%		-0.66%	to	0.00%
December 31, 2014	107	$24.42804	to	$24.42804	$2,607	1.23%	0.00%	to	0.00%		9.68%	to	9.68%
December 31, 2013	94	$22.27169	to	$22.27169	$2,085	2.67%	0.00%	to	0.00%		34.22%	to	34.22%
December 31, 2012	94	$16.59343	to	$16.59343	$1,563	0.83%	0.00%	to	0.00%		17.29%	to	17.29%
December 31, 2011	68	$14.14755	to	$14.14755	$957	0.36%	0.00%	to	0.00%		-4.11%	to	-4.11%

	ProFund VP Asia 30
December 31, 2015	1	$2.99061	to	$2.99061	$2	0.28%	0.25%	to	0.25%		-9.60%	to	-9.60%
December 31, 2014	1	$3.30833	to	$3.30833	$2	0.08%	0.25%	to	0.25%		-1.81%	to	-1.81%
December 31, 2013	1	$3.36940	to	$3.36940	$2	0.05%	0.25%	to	0.25%		14.69%	to	14.69%
December 31, 2012	1	$2.93787	to	$2.93787	$3	0.00%	0.25%	to	0.25%		15.19%	to	15.19%
December 31, 2011	0(1)	$2.55045	to	$2.55045	$ 0(1)	0.06%	0.25%	to	0.25%		-27.18%	to	-27.18%

	ProFund VP Basic Materials
December 31, 2015	0(1)	$2.16306	to	$2.16306	$—	0.54%	0.25%	to	0.25%		-14.13%	to	-14.13%
December 31, 2014	0(1)	$2.51914	to	$2.51914	$ 0(1)	0.56%	0.25%	to	0.25%		1.43%	to	1.43%
December 31, 2013	0(1)	$2.48355	to	$2.48355	$ 0(1)	0.94%	0.25%	to	0.25%		18.13%	to	18.13%
December 31, 2012	0(1)	$2.10240	to	$2.10240	$ 0(1)	0.24%	0.25%	to	0.25%		8.21%	to	8.21%
December 31, 2011	0(1)	$1.94282	to	$1.94282	$ 0(1)	0.19%	0.25%	to	0.25%		-16.36%	to	-16.36%

	ProFund VP Bear
December 31, 2015	—	$0.22938	to	$0.22938	$—	0.00%	0.25%	to	0.25%		-5.15%	to	-5.15%
December 31, 2014	—	$0.24183	to	$0.24183	$—	0.00%	0.25%	to	0.25%		-14.44%	to	-14.44%
December 31, 2013	0(1)	$0.28266	to	$0.28266	$ 0(1)	0.00%	0.25%	to	0.25%		-26.74%	to	-26.74%
December 31, 2012	0(1)	$0.38584	to	$0.38584	$ 0(1)	0.00%	0.25%	to	0.25%		-16.80%	to	-16.80%
December 31, 2011	6	$0.46374	to	$0.46374	$3	0.00%	0.25%	to	0.25%		-9.05%	to	-9.05%

	ProFund VP Biotechnology
December 31, 2015	1	$6.15326	to	$6.15326	$4	0.00%	0.25%	to	0.25%		3.04%	to	3.04%
December 31, 2014	1	$5.97151	to	$5.97151	$3	0.00%	0.25%	to	0.25%		29.40%	to	29.40%
December 31, 2013	1	$4.61466	to	$4.61466	$2	0.00%	0.25%	to	0.25%		67.99%	to	67.99%
December 31, 2012	0(1)	$2.74693	to	$2.74693	$ 0(1)	0.00%	0.25%	to	0.25%		40.35%	to	40.35%
December 31, 2011	0(1)	$1.95722	to	$1.95722	$ 0(1)	0.00%	0.25%	to	0.25%		6.29%	to	6.29%

	ProFund VP UltraBull
December 31, 2015	98	$3.01708	to	$3.01708	$296	0.00%	0.25%	to	0.25%		-3.13%	to	-3.13%
December 31, 2014	263	$3.11442	to	$3.11442	$819	0.00%	0.25%	to	0.25%		22.93%	to	22.93%
December 31, 2013	137	$2.53355	to	$2.53355	$347	0.00%	0.25%	to	0.25%		67.63%	to	67.63%
December 31, 2012	13	$1.51136	to	$1.51136	$20	0.00%	0.25%	to	0.25%		28.60%	to	28.60%
December 31, 2011	188	$1.17527	to	$1.17527	$221	0.00%	0.25%	to	0.25%		-5.06%	to	-5.06%

	ProFund VP Consumer Services
December 31, 2015	1	$2.80557	to	$2.80557	$3	0.00%	0.25%	to	0.25%		4.43%	to	4.43%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%		0.00%	to	0.00%
December 31, 2013	—	$2.39495	to	$2.39495	$—	0.00%	0.25%	to	0.25%	—	39.53%	to	39.53%
December 31, 2012	—	$1.71649	to	$1.71649	$—	0.00%	0.25%	to	0.25%		21.80%	to	21.80%
December 31, 2011	2	$1.40928	to	$1.40928	$2	0.00%	0.25%	to	0.25%		5.24%	to	5.24%

	ProFund VP Oil & Gas
December 31, 2015	2	$2.47790	to	$2.47790	$6	0.54%	0.25%	to	0.25%		-23.56%	to	-23.56%
December 31, 2014	6	$3.24166	to	$3.24166	$20	0.43%	0.25%	to	0.25%		-11.09%	to	-11.09%
December 31, 2013	4	$3.64604	to	$3.64604	$14	0.43%	0.25%	to	0.25%		23.76%	to	23.76%
December 31, 2012	4	$2.94604	to	$2.94604	$12	0.10%	0.25%	to	0.25%		2.64%	to	2.64%
December 31, 2011	4	$2.87023	to	$2.87023	$12	0.28%	0.25%	to	0.25%		1.99%	to	1.99%
A92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Europe 30
December 31, 2015	16	$1.77556	to	$1.77556	$29	4.70%	0.25%	to	0.25%	-11.10%	to	-11.10%
December 31, 2014	17	$1.99722	to	$1.99722	$34	1.25%	0.25%	to	0.25%	-8.87%	to	-8.87%
December 31, 2013	17	$2.19168	to	$2.19168	$38	1.48%	0.25%	to	0.25%	21.34%	to	21.34%
December 31, 2012	19	$1.80624	to	$1.80624	$34	3.60%	0.25%	to	0.25%	16.31%	to	16.31%
December 31, 2011	30	$1.55300	to	$1.55300	$47	0.71%	0.25%	to	0.25%	-9.11%	to	-9.11%

	ProFund VP Financials
December 31, 2015	7	$1.31485	to	$1.31485	$9	0.29%	0.25%	to	0.25%	-1.74%	to	-1.74%
December 31, 2014	18	$1.33813	to	$1.33813	$24	0.19%	0.25%	to	0.25%	12.63%	to	12.63%
December 31, 2013	12	$1.18806	to	$1.18806	$14	0.42%	0.25%	to	0.25%	31.74%	to	31.74%
December 31, 2012	8	$0.90179	to	$0.90179	$7	0.10%	0.25%	to	0.25%	24.43%	to	24.43%
December 31, 2011	8	$0.72473	to	$0.72473	$6	0.00%	0.25%	to	0.25%	-14.05%	to	-14.05%

	ProFund VP Health Care
December 31, 2015	1	$2.95756	to	$2.95756	$4	0.00%	0.25%	to	0.25%	4.76%	to	4.76%
December 31, 2014	7	$2.82318	to	$2.82318	$20	0.06%	0.25%	to	0.25%	23.39%	to	23.39%
December 31, 2013	4	$2.28801	to	$2.28801	$8	0.36%	0.25%	to	0.25%	39.41%	to	39.41%
December 31, 2012	2	$1.64124	to	$1.64124	$3	0.32%	0.25%	to	0.25%	17.12%	to	17.12%
December 31, 2011	3	$1.40136	to	$1.40136	$4	0.79%	0.25%	to	0.25%	9.84%	to	9.84%

	ProFund VP Japan
December 31, 2015	6	$2.02498	to	$2.02498	$12	0.00%	0.25%	to	0.25%	5.55%	to	5.55%
December 31, 2014	6	$1.91858	to	$1.91858	$12	0.00%	0.25%	to	0.25%	2.97%	to	2.97%
December 31, 2013	6	$1.86326	to	$1.86326	$12	0.00%	0.25%	to	0.25%	47.86%	to	47.86%
December 31, 2012	7	$1.26014	to	$1.26014	$9	0.00%	0.25%	to	0.25%	22.63%	to	22.63%
December 31, 2011	9	$1.02757	to	$1.02757	$9	0.00%	0.25%	to	0.25%	-18.74%	to	-18.74%

	ProFund VP Mid-Cap Growth
December 31, 2015	0(1)	$2.92894	to	$2.92894	$1	0.00%	0.25%	to	0.25%	0.03%	to	0.03%
December 31, 2014	0(1)	$2.92795	to	$2.92795	$1	0.00%	0.25%	to	0.25%	5.63%	to	5.63%
December 31, 2013	1	$2.77199	to	$2.77199	$4	0.00%	0.25%	to	0.25%	30.20%	to	30.20%
December 31, 2012	2	$2.12903	to	$2.12903	$3	0.00%	0.25%	to	0.25%	15.10%	to	15.10%
December 31, 2011	1	$1.84980	to	$1.84980	$2	0.00%	0.25%	to	0.25%	-3.13%	to	-3.13%

	ProFund VP Mid-Cap Value
December 31, 2015	0(1)	$2.82649	to	$2.82649	$1	0.13%	0.25%	to	0.25%	-8.45%	to	-8.45%
December 31, 2014	0(1)	$3.08751	to	$3.08751	$1	0.06%	0.25%	to	0.25%	9.91%	to	9.91%
December 31, 2013	0(1)	$2.80913	to	$2.80913	$1	0.33%	0.25%	to	0.25%	31.83%	to	31.83%
December 31, 2012	1	$2.13090	to	$2.13090	$2	0.17%	0.25%	to	0.25%	16.27%	to	16.27%
December 31, 2011	6	$1.83267	to	$1.83267	$12	0.17%	0.25%	to	0.25%	-4.16%	to	-4.16%

	ProFund VP Money Market
December 31, 2015	1,355	$1.06744	to	$1.06744	$1,447	0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%
December 31, 2014	595	$1.07043	to	$1.07043	$637	0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%
December 31, 2013	1,275	$1.07347	to	$1.07347	$1,368	0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%
December 31, 2012	1,678	$1.07652	to	$1.07652	$1,806	0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%
December 31, 2011	1,750	$1.07959	to	$1.07959	$1,890	0.02%	0.25%	to	0.25%	-0.29%	to	-0.29%

	ProFund VP NASDAQ-100
December 31, 2015	31	$3.79030	to	$3.79030	$119	0.00%	0.25%	to	0.25%	7.19%	to	7.19%
December 31, 2014	33	$3.53616	to	$3.53616	$117	0.00%	0.25%	to	0.25%	16.71%	to	16.71%
December 31, 2013	35	$3.02984	to	$3.02984	$105	0.00%	0.25%	to	0.25%	33.94%	to	33.94%
December 31, 2012	36	$2.26214	to	$2.26214	$82	0.00%	0.25%	to	0.25%	15.94%	to	15.94%
December 31, 2011	59	$1.95113	to	$1.95113	$115	0.00%	0.25%	to	0.25%	1.20%	to	1.20%

	ProFund VP Pharmaceuticals
December 31, 2015	0(1)	$2.01966	to	$2.01966	$1	0.14%	0.25%	to	0.25%	4.18%	to	4.18%
December 31, 2014	8	$1.93854	to	$1.93854	$16	0.92%	0.25%	to	0.25%	19.06%	to	19.06%
December 31, 2013	3	$1.62825	to	$1.62825	$5	1.73%	0.25%	to	0.25%	31.29%	to	31.29%
December 31, 2012	3	$1.24016	to	$1.24016	$3	1.22%	0.25%	to	0.25%	11.58%	to	11.58%
December 31, 2011	5	$1.11150	to	$1.11150	$6	0.99%	0.25%	to	0.25%	15.85%	to	15.85%
A93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Precious Metals
December 31, 2015	8	$0.63319	to	$0.63319	$5	0.00%	0.25%	to	0.25%	-33.02%	to	-33.02%
December 31, 2014	8	$0.94531	to	$0.94531	$8	0.00%	0.25%	to	0.25%	-24.06%	to	-24.06%
December 31, 2013	9	$1.24474	to	$1.24474	$11	0.00%	0.25%	to	0.25%	-38.10%	to	-38.10%
December 31, 2012	9	$2.01085	to	$2.01085	$19	0.00%	0.25%	to	0.25%	-14.76%	to	-14.76%
December 31, 2011	10	$2.35901	to	$2.35901	$25	0.00%	0.25%	to	0.25%	-19.42%	to	-19.42%

	ProFund VP Real Estate
December 31, 2015	16	$2.61973	to	$2.61973	$41	0.67%	0.25%	to	0.25%	0.07%	to	0.07%
December 31, 2014	16	$2.61779	to	$2.61779	$43	1.57%	0.25%	to	0.25%	24.71%	to	24.71%
December 31, 2013	17	$2.09915	to	$2.09915	$35	1.51%	0.25%	to	0.25%	-0.16%	to	-0.16%
December 31, 2012	18	$2.10243	to	$2.10243	$38	2.35%	0.25%	to	0.25%	16.88%	to	16.88%
December 31, 2011	21	$1.79887	to	$1.79887	$39	0.00%	0.25%	to	0.25%	4.49%	to	4.49%

	ProFund VP Short NASDAQ-100
December 31, 2015	—	$0.11973	to	$0.11973	$—	0.00%	0.25%	to	0.25%	-13.30%	to	-13.30%
December 31, 2014	—	$0.13809	to	$0.13809	$—	0.00%	0.25%	to	0.25%	-19.54%	to	-19.54%
December 31, 2013	—	$0.17163	to	$0.17163	$—	0.00%	0.25%	to	0.25%	-29.59%	to	-29.59%
December 31, 2012	—	$0.24376	to	$0.24376	$—	0.00%	0.25%	to	0.25%	-19.03%	to	-19.03%
December 31, 2011	—	$0.30104	to	$0.30104	$—	0.00%	0.25%	to	0.25%	-10.69%	to	-10.69%

	ProFund VP Short Small-Cap
December 31, 2015	—	$0.14952	to	$0.14952	$—	0.00%	0.25%	to	0.25%	-1.09%	to	-1.09%
December 31, 2014	—	$0.15117	to	$0.15117	$—	0.00%	0.25%	to	0.25%	-9.48%	to	-9.48%
December 31, 2013	—	$0.16701	to	$0.16701	$—	0.00%	0.25%	to	0.25%	-31.35%	to	-31.35%
December 31, 2012	—	$0.24326	to	$0.24326	$—	0.00%	0.25%	to	0.25%	-19.09%	to	-19.09%
December 31, 2011	—	$0.30066	to	$0.30066	$—	0.00%	0.25%	to	0.25%	-9.32%	to	-9.32%

	ProFund VP Small-Cap
December 31, 2015	32	$2.66621	to	$2.66621	$87	0.00%	0.25%	to	0.25%	-6.44%	to	-6.44%
December 31, 2014	34	$2.84976	to	$2.84976	$98	0.00%	0.25%	to	0.25%	2.22%	to	2.22%
December 31, 2013	36	$2.78780	to	$2.78780	$101	0.00%	0.25%	to	0.25%	36.84%	to	36.84%
December 31, 2012	38	$2.03731	to	$2.03731	$78	0.00%	0.25%	to	0.25%	14.46%	to	14.46%
December 31, 2011	62	$1.77986	to	$1.77986	$111	0.00%	0.25%	to	0.25%	-5.89%	to	-5.89%

	ProFund VP Small-Cap Growth
December 31, 2015	3	$3.21196	to	$3.21196	$10	0.00%	0.25%	to	0.25%	0.92%	to	0.92%
December 31, 2014	3	$3.18262	to	$3.18262	$9	0.00%	0.25%	to	0.25%	1.92%	to	1.92%
December 31, 2013	3	$3.12264	to	$3.12264	$8	0.00%	0.25%	to	0.25%	40.07%	to	40.07%
December 31, 2012	4	$2.22927	to	$2.22927	$8	0.00%	0.25%	to	0.25%	12.20%	to	12.20%
December 31, 2011	4	$1.98682	to	$1.98682	$7	0.00%	0.25%	to	0.25%	1.03%	to	1.03%

	ProFund VP Technology
December 31, 2015	0(1)	$2.80797	to	$2.80797	$1	0.00%	0.25%	to	0.25%	2.15%	to	2.15%
December 31, 2014	1	$2.74887	to	$2.74887	$3	0.00%	0.25%	to	0.25%	17.82%	to	17.82%
December 31, 2013	0(1)	$2.33314	to	$2.33314	$ 0(1)	0.00%	0.25%	to	0.25%	24.88%	to	24.88%
December 31, 2012	0(1)	$1.86825	to	$1.86825	$ 0(1)	0.00%	0.25%	to	0.25%	10.03%	to	10.03%
December 31, 2011	11	$1.69790	to	$1.69790	$19	0.00%	0.25%	to	0.25%	-1.61%	to	-1.61%

	ProFund VP Telecommunications
December 31, 2015	4	$1.69710	to	$1.69710	$8	1.67%	0.25%	to	0.25%	1.27%	to	1.27%
December 31, 2014	4	$1.67579	to	$1.67579	$7	3.33%	0.25%	to	0.25%	0.31%	to	0.31%
December 31, 2013	3	$1.67053	to	$1.67053	$6	2.49%	0.25%	to	0.25%	11.79%	to	11.79%
December 31, 2012	3	$1.49433	to	$1.49433	$5	3.57%	0.25%	to	0.25%	16.22%	to	16.22%
December 31, 2011	3	$1.28575	to	$1.28575	$3	2.96%	0.25%	to	0.25%	1.61%	to	1.61%

	ProFund VP U.S. Government Plus
December 31, 2015	4	$2.05794	to	$2.05794	$9	0.00%	0.25%	to	0.25%	-5.87%	to	-5.87%
December 31, 2014	4	$2.18639	to	$2.18639	$9	0.17%	0.25%	to	0.25%	36.05%	to	36.05%
December 31, 2013	—	$1.60710	to	$1.60710	$—	0.04%	0.25%	to	0.25%	-19.31%	to	-19.31%
December 31, 2012	4	$1.99174	to	$1.99174	$7	0.00%	0.25%	to	0.25%	0.72%	to	0.72%
December 31, 2011	146	$1.97748	to	$1.97748	$289	0.15%	0.25%	to	0.25%	43.16%	to	43.16%
A94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP UltraMid-Cap
December 31, 2015	15	$4.64596	to	$4.64596	$71	0.00%	0.25%	to	0.25%	-9.38%	to	-9.38%
December 31, 2014	10	$5.12661	to	$5.12661	$53	0.00%	0.25%	to	0.25%	15.05%	to	15.05%
December 31, 2013	4	$4.45585	to	$4.45585	$17	0.00%	0.25%	to	0.25%	70.19%	to	70.19%
December 31, 2012	—	$2.61821	to	$2.61821	$—	0.00%	0.25%	to	0.25%	32.16%	to	32.16%
December 31, 2011	—	$1.98111	to	$1.98111	$—	0.00%	0.25%	to	0.25%	-13.86%	to	-13.86%

	ProFund VP UltraNASDAQ-100
December 31, 2015	23	$7.78836	to	$7.78836	$178	0.00%	0.25%	to	0.25%	13.32%	to	13.32%
December 31, 2014	74	$6.87292	to	$6.87292	$510	0.00%	0.25%	to	0.25%	35.50%	to	35.50%
December 31, 2013	37	$5.07231	to	$5.07231	$186	0.00%	0.25%	to	0.25%	78.60%	to	78.60%
December 31, 2012	5	$2.84010	to	$2.84010	$15	0.00%	0.25%	to	0.25%	33.42%	to	33.42%
December 31, 2011	41	$2.12866	to	$2.12866	$87	0.00%	0.25%	to	0.25%	-1.44%	to	-1.44%

	ProFund VP UltraSmall-Cap
December 31, 2015	10	$3.45228	to	$3.45228	$36	0.00%	0.25%	to	0.25%	-13.19%	to	-13.19%
December 31, 2014	—	$3.97683	to	$3.97683	$—	0.00%	0.25%	to	0.25%	5.12%	to	5.12%
December 31, 2013	13	$3.78316	to	$3.78316	$51	0.00%	0.25%	to	0.25%	86.20%	to	86.20%
December 31, 2012	—	$2.03180	to	$2.03180	$—	0.00%	0.25%	to	0.25%	29.19%	to	29.19%
December 31, 2011	—	$1.57272	to	$1.57272	$—	0.00%	0.25%	to	0.25%	-19.03%	to	-19.03%

	ProFund VP Bull
December 31, 2015	26	$2.23358	to	$2.23358	$57	0.00%	0.25%	to	0.25%	-0.70%	to	-0.70%
December 31, 2014	27	$2.24942	to	$2.24942	$61	0.00%	0.25%	to	0.25%	11.19%	to	11.19%
December 31, 2013	26	$2.02303	to	$2.02303	$53	0.00%	0.25%	to	0.25%	29.44%	to	29.44%
December 31, 2012	28	$1.56294	to	$1.56294	$44	0.00%	0.25%	to	0.25%	13.60%	to	13.60%
December 31, 2011	31	$1.37579	to	$1.37579	$42	0.00%	0.25%	to	0.25%	-0.25%	to	-0.25%

	ProFund VP Utilities
December 31, 2015	0(1)	$2.95330	to	$2.95330	$1	2.03%	0.25%	to	0.25%	-6.63%	to	-6.63%
December 31, 2014	0(1)	$3.16314	to	$3.16314	$1	6.02%	0.25%	to	0.25%	25.57%	to	25.57%
December 31, 2013	0(1)	$2.51900	to	$2.51900	$ 0(1)	9.22%	0.25%	to	0.25%	13.03%	to	13.03%
December 31, 2012	0(1)	$2.22862	to	$2.22862	$ 0(1)	1.82%	0.25%	to	0.25%	-0.11%	to	-0.11%
December 31, 2011	1	$2.23105	to	$2.23105	$3	2.22%	0.25%	to	0.25%	17.22%	to	17.22%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2015	1,764	$10.36009	to	$22.08934	$36,512	0.00%	0.00%	to	0.90%	2.56%	to	9.58%
December 31, 2014	1,594	$18.98799	to	$20.15754	$31,666	0.00%	0.00%	to	0.90%	2.45%	to	8.34%
December 31, 2013	1,489	$17.68319	to	$18.60497	$27,326	0.00%	0.00%	to	0.90%	42.74%	to	44.03%
December 31, 2012	1,427	$12.38824	to	$12.91779	$18,230	0.00%	0.00%	to	0.90%	16.53%	to	17.58%
December 31, 2011	1,402	$10.63060	to	$10.98597	$15,257	0.00%	0.00%	to	0.90%	-2.57%	to	-1.70%

	AST Cohen & Steers Realty Portfolio
December 31, 2015	388	$11.10390	to	$22.64375	$8,792	0.00%	0.10%	to	0.25%	4.46%	to	11.04%
December 31, 2014	353	$21.61925	to	$21.61925	$7,630	0.00%	0.10%	to	0.10%	7.80%	to	30.78%
December 31, 2013	314	$16.53090	to	$16.53090	$5,198	0.00%	0.10%	to	0.10%	3.03%	to	3.03%
December 31, 2012	266	$16.04469	to	$16.04469	$4,274	1.48%	0.10%	to	0.10%	15.23%	to	15.23%
December 31, 2011	235	$13.92352	to	$13.92352	$3,274	0.66%	0.10%	to	0.10%	6.48%	to	6.48%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2015	456	$16.45192	to	$16.59599	$7,527	0.00%	0.10%	to	0.25%	-3.00%	to	0.54%
December 31, 2014	397	$16.49849	to	$16.66786	$6,582	0.00%	0.10%	to	0.25%	0.95%	to	5.34%
December 31, 2013	336	$15.66161	to	$15.84616	$5,285	0.00%	0.10%	to	0.25%	10.76%	to	10.92%
December 31, 2012	265	$14.11957	to	$14.30733	$3,760	1.59%	0.10%	to	0.25%	10.45%	to	10.61%
December 31, 2011	196	$12.76509	to	$12.95418	$2,511	0.83%	0.10%	to	0.25%	-0.02%	to	0.13%

	AST Herndon Large-Cap Value Portfolio
December 31, 2015	365	$8.99815	to	$15.79253	$5,723	0.00%	0.10%	to	0.25%	-11.00%	to	0.00%
December 31, 2014	346	$16.82860	to	$16.82860	$5,825	0.00%	0.10%	to	0.10%	-4.50%	to	1.46%
December 31, 2013	322	$16.58696	to	$16.58696	$5,347	0.00%	0.10%	to	0.10%	34.49%	to	34.49%
December 31, 2012	284	$12.33295	to	$12.33295	$3,502	1.16%	0.10%	to	0.10%	13.29%	to	13.29%
December 31, 2011	255	$10.88617	to	$10.88617	$2,773	0.73%	0.10%	to	0.10%	-0.59%	to	-0.59%
A95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Value Portfolio
December 31, 2015	334	$10.10491	to	$20.60184	$6,888	0.00%	0.10%	to	0.25%	-5.21%	to	1.45%
December 31, 2014	323	$21.55128	to	$21.55128	$6,955	0.00%	0.10%	to	0.10%	1.90%	to	5.16%
December 31, 2013	309	$20.49319	to	$20.49319	$6,337	0.00%	0.10%	to	0.10%	37.26%	to	37.26%
December 31, 2012	286	$14.92997	to	$14.92997	$4,276	0.47%	0.10%	to	0.10%	18.04%	to	18.04%
December 31, 2011	272	$12.64779	to	$12.64779	$3,437	0.55%	0.10%	to	0.10%	-6.07%	to	-6.07%

	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2015	308	$9.19006	to	$23.92640	$6,773	0.00%	0.10%	to	0.25%	-8.45%	to	-2.35%
December 31, 2014	227	$25.39399	to	$25.39399	$5,759	0.00%	0.10%	to	0.10%	2.76%	to	11.42%
December 31, 2013	206	$22.79208	to	$22.79208	$4,686	0.00%	0.10%	to	0.10%	32.06%	to	32.06%
December 31, 2012	184	$17.25913	to	$17.25913	$3,170	0.00%	0.10%	to	0.10%	19.50%	to	19.50%
December 31, 2011	167	$14.44328	to	$14.44328	$2,418	0.00%	0.10%	to	0.10%	-3.07%	to	-3.07%

	AST Large-Cap Value Portfolio
December 31, 2015	2,084	$9.07249	to	$13.70120	$27,745	0.00%	0.00%	to	0.90%	-9.98%	to	0.00%
December 31, 2014	2,047	$14.00308	to	$14.86597	$30,007	0.00%	0.00%	to	0.90%	3.07%	to	13.75%
December 31, 2013	1,920	$12.42155	to	$13.06945	$24,781	0.00%	0.00%	to	0.90%	38.61%	to	39.86%
December 31, 2012	1,804	$8.96129	to	$9.34464	$16,682	3.41%	0.00%	to	0.90%	15.84%	to	16.89%
December 31, 2011	1,738	$7.73572	to	$7.99451	$13,785	1.28%	0.00%	to	0.90%	-5.04%	to	-4.18%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2015	870	$10.49742	to	$21.23221	$16,573	0.00%	0.00%	to	0.90%	0.00%	to	10.07%
December 31, 2014	899	$15.07361	to	$19.30884	$15,587	0.00%	0.00%	to	0.90%	3.73%	to	10.59%
December 31, 2013	920	$13.75290	to	$17.47747	$14,369	0.00%	0.00%	to	0.90%	35.39%	to	36.61%
December 31, 2012	784	$10.15783	to	$12.80643	$9,043	0.43%	0.00%	to	0.90%	11.26%	to	12.27%
December 31, 2011	933	$9.12944	to	$11.41844	$9,729	0.28%	0.00%	to	0.90%	-1.80%	to	-0.91%

	AST MFS Growth Portfolio
December 31, 2015	207	$10.42243	to	$21.92026	$4,199	0.00%	0.10%	to	0.25%	3.26%	to	7.12%
December 31, 2014	155	$20.46295	to	$20.46295	$3,175	0.00%	0.10%	to	0.10%	3.14%	to	8.60%
December 31, 2013	127	$18.84230	to	$18.84230	$2,394	0.00%	0.10%	to	0.10%	36.57%	to	36.57%
December 31, 2012	101	$13.79685	to	$13.79685	$1,397	0.00%	0.10%	to	0.10%	16.97%	to	16.97%
December 31, 2011	75	$11.79534	to	$11.79534	$885	0.33%	0.10%	to	0.10%	-0.69%	to	-0.69%

	AST Neuberger Berman Mid-Cap Growth Portfolio (expired October 16, 2015)
December 31, 2015	—	$24.35144	to	$24.35144	$—	0.00%	0.10%	to	0.10%	3.82%	to	3.82%
December 31, 2014	15	$23.45495	to	$23.45495	$357	0.00%	0.10%	to	0.10%	7.83%	to	7.83%
December 31, 2013	16	$21.75145	to	$21.75145	$351	0.00%	0.10%	to	0.10%	32.48%	to	32.48%
December 31, 2012	18	$16.41903	to	$16.41903	$291	0.00%	0.10%	to	0.10%	12.27%	to	12.27%
December 31, 2011	19	$14.62428	to	$14.62428	$279	0.00%	0.10%	to	0.10%	1.58%	to	1.58%

	AST Small-Cap Growth Portfolio
December 31, 2015	1,050	$18.28611	to	$19.58745	$20,210	0.00%	0.00%	to	0.90%	-4.85%	to	0.79%
December 31, 2014	1,012	$18.30683	to	$19.43458	$19,378	0.00%	0.00%	to	0.90%	2.89%	to	4.09%
December 31, 2013	995	$17.79202	to	$18.71957	$18,387	0.00%	0.00%	to	0.90%	33.97%	to	35.17%
December 31, 2012	971	$13.28088	to	$13.84866	$13,302	0.00%	0.00%	to	0.90%	11.17%	to	12.18%
December 31, 2011	978	$11.94595	to	$12.34523	$11,971	0.00%	0.00%	to	0.90%	-1.86%	to	-0.98%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2015	223	$9.92588	to	$13.45725	$2,877	0.00%	0.10%	to	0.25%	-0.74%	to	0.38%
December 31, 2014	165	$13.40620	to	$13.40620	$2,217	0.00%	0.10%	to	0.10%	-0.89%	to	-0.20%
December 31, 2013	148	$13.43281	to	$13.43281	$1,984	0.00%	0.10%	to	0.10%	-2.27%	to	-2.27%
December 31, 2012	124	$13.74527	to	$13.74527	$1,701	1.19%	0.10%	to	0.10%	4.59%	to	4.59%
December 31, 2011	95	$13.14178	to	$13.14178	$1,253	0.88%	0.10%	to	0.10%	2.14%	to	2.14%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2015	880	$9.74897	to	$12.06576	$10,617	0.00%	0.10%	to	0.25%	-23.60%	to	0.00%
December 31, 2014	839	$14.95723	to	$14.95723	$12,553	0.00%	0.10%	to	0.10%	-16.57%	to	-8.45%
December 31, 2013	775	$16.33792	to	$16.33792	$12,661	0.00%	0.10%	to	0.10%	15.27%	to	15.27%
December 31, 2012	704	$14.17415	to	$14.17415	$9,980	0.46%	0.10%	to	0.10%	3.52%	to	3.52%
December 31, 2011	714	$13.69284	to	$13.69284	$9,771	0.55%	0.10%	to	0.10%	-15.00%	to	-15.00%
A96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST MFS Global Equity Portfolio
December 31, 2015	405	$9.43437	to	$21.38066	$6,754	0.00%	0.10%	to	0.25%	-6.34%	to	2.10%
December 31, 2014	203	$21.72023	to	$21.72023	$4,417	0.00%	0.10%	to	0.10%	0.29%	to	3.53%
December 31, 2013	162	$20.98033	to	$20.98033	$3,398	0.00%	0.10%	to	0.10%	27.51%	to	27.51%
December 31, 2012	112	$16.45450	to	$16.45450	$1,840	1.21%	0.10%	to	0.10%	22.96%	to	22.96%
December 31, 2011	88	$13.38242	to	$13.38242	$1,174	0.45%	0.10%	to	0.10%	-3.23%	to	-3.23%

	AST J.P. Morgan International Equity Portfolio
December 31, 2015	474	$8.80480	to	$14.00691	$6,497	0.00%	0.10%	to	0.25%	-12.51%	to	0.00%
December 31, 2014	401	$14.42397	to	$14.42397	$5,779	0.00%	0.10%	to	0.10%	-6.94%	to	-6.46%
December 31, 2013	352	$15.41982	to	$15.41982	$5,435	0.00%	0.10%	to	0.10%	15.25%	to	15.25%
December 31, 2012	323	$13.37999	to	$13.37999	$4,316	1.97%	0.10%	to	0.10%	21.79%	to	21.79%
December 31, 2011	297	$10.98625	to	$10.98625	$3,264	1.22%	0.10%	to	0.10%	-9.24%	to	-9.24%

	AST Templeton Global Bond Portfolio
December 31, 2015	222	$9.47853	to	$13.42118	$2,861	0.00%	0.10%	to	0.25%	-5.21%	to	0.00%
December 31, 2014	152	$14.08501	to	$14.08501	$2,137	0.00%	0.10%	to	0.10%	-3.16%	to	0.46%
December 31, 2013	139	$14.02102	to	$14.02102	$1,954	0.00%	0.10%	to	0.10%	-3.85%	to	-3.85%
December 31, 2012	119	$14.58248	to	$14.58248	$1,728	2.50%	0.10%	to	0.10%	5.12%	to	5.12%
December 31, 2011	113	$13.87198	to	$13.87198	$1,568	2.53%	0.10%	to	0.10%	4.02%	to	4.02%

	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
December 31, 2015	20	$9.77318	to	$16.42308	$328	0.33%	0.00%	to	0.25%	-3.07%	to	0.00%
December 31, 2014	19	$16.41052	to	$16.41052	$310	0.13%	0.10%	to	0.10%	3.83%	to	10.00%
December 31, 2013	17	$14.91861	to	$14.91861	$261	0.69%	0.10%	to	0.10%	37.28%	to	37.28%
December 31, 2012	6	$10.86755	to	$10.91851	$69	0.06%	0.00%	to	0.10%	10.63%	to	10.74%
December 31, 2011	10	$9.82302	to	$9.85922	$101	0.33%	0.00%	to	0.10%	-3.25%	to	-3.15%

	American Century VP Mid Cap Value Fund (Class I)
December 31, 2015	203	$20.41040	to	$20.56755	$4,147	1.67%	0.00%	to	0.10%	-3.04%	to	-1.43%
December 31, 2014	201	$20.72782	to	$20.86638	$4,168	1.19%	0.00%	to	0.10%	3.86%	to	16.42%
December 31, 2013	128	$17.82173	to	$17.92297	$2,291	1.23%	0.00%	to	0.10%	29.98%	to	30.12%
December 31, 2012	81	$13.71070	to	$13.77471	$1,107	2.07%	0.00%	to	0.10%	16.21%	to	16.33%
December 31, 2011	64	$11.79807	to	$11.84119	$761	1.40%	0.00%	to	0.10%	-0.79%	to	-0.69%

	JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio (Class 1)
December 31, 2015	140	$9.27113	to	$18.50636	$2,311	0.61%	0.00%	to	0.25%	-8.00%	to	0.00%
December 31, 2014	82	$19.53004	to	$19.66072	$1,605	0.58%	0.00%	to	0.10%	3.99%	to	15.86%
December 31, 2013	58	$16.87307	to	$16.96908	$979	0.81%	0.00%	to	0.10%	40.45%	to	40.59%
December 31, 2012	28	$12.01376	to	$12.07005	$334	0.79%	0.00%	to	0.10%	16.01%	to	16.13%
December 31, 2011	20	$10.35549	to	$10.39363	$211	0.71%	0.00%	to	0.10%	-1.62%	to	-1.52%

	The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)
December 31, 2015	33	$9.47222	to	$17.47378	$526	0.73%	0.00%	to	0.25%	-6.51%	to	0.00%
December 31, 2014	22	$17.97133	to	$17.97133	$403	0.74%	0.10%	to	0.10%	1.82%	to	13.02%
December 31, 2013	14	$15.90122	to	$15.90122	$215	0.97%	0.10%	to	0.10%	33.86%	to	33.86%
December 31, 2012	10	$11.87889	to	$11.87889	$123	0.48%	0.10%	to	0.10%	11.59%	to	11.59%
December 31, 2011	6	$10.64546	to	$10.64546	$67	0.65%	0.10%	to	0.10%	0.55%	to	0.55%

	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)
December 31, 2015	47	$9.47628	to	$18.35969	$808	0.41%	0.00%	to	0.25%	-6.23%	to	0.00%
December 31, 2014	38	$18.70855	to	$18.83357	$709	0.70%	0.00%	to	0.10%	0.32%	to	11.76%
December 31, 2013	34	$16.75664	to	$16.85170	$562	0.98%	0.00%	to	0.10%	34.56%	to	34.70%
December 31, 2012	19	$12.45270	to	$12.51086	$242	0.18%	0.00%	to	0.10%	19.22%	to	19.34%
December 31, 2011	16	$10.44507	to	$10.48342	$172	0.37%	0.00%	to	0.10%	0.10%	to	0.20%

	MFS Utilities Series (Initial Class)
December 31, 2015	364	$8.28255	to	$13.65611	$4,854	4.42%	0.00%	to	0.25%	-17.36%	to	-4.95%
December 31, 2014	291	$15.86916	to	$15.97543	$4,622	2.20%	0.00%	to	0.10%	-2.92%	to	12.73%
December 31, 2013	211	$14.09086	to	$14.17104	$2,968	2.52%	0.00%	to	0.10%	20.40%	to	20.52%
December 31, 2012	153	$11.70362	to	$11.75848	$1,787	6.69%	0.00%	to	0.10%	13.37%	to	13.48%
December 31, 2011	127	$10.32340	to	$10.36137	$1,307	3.40%	0.00%	to	0.10%	6.68%	to	6.78%
A97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Schroders Multi-Asset World Strategies Portfolio (expired October 16, 2015)
December 31, 2015	—	$17.37864	to	$17.37864	$—	0.00%	0.25%	to	0.25%	-1.64%	to	-1.64%
December 31, 2014	141	$17.66829	to	$17.66829	$2,496	0.00%	0.25%	to	0.25%	2.78%	to	2.78%
December 31, 2013	121	$17.19053	to	$17.19053	$2,083	0.00%	0.25%	to	0.25%	14.11%	to	14.11%
December 31, 2012	85	$15.06428	to	$15.06428	$1,276	2.12%	0.25%	to	0.25%	10.86%	to	10.86%
December 31, 2011	57	$13.58842	to	$13.58842	$774	1.31%	0.25%	to	0.25%	-3.62%	to	-3.62%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2015	4,261	$9.65966	to	$12.09710	$50,787	0.00%	0.00%	to	0.90%	-3.10%	to	0.00%
December 31, 2014	4,669	$11.80815	to	$12.35754	$56,990	0.00%	0.00%	to	0.90%	0.52%	to	4.23%
December 31, 2013	5,396	$11.43076	to	$11.85595	$63,362	0.00%	0.00%	to	0.90%	-2.71%	to	-1.84%
December 31, 2012	5,710	$11.74949	to	$12.07785	$68,437	2.69%	0.00%	to	0.90%	8.35%	to	9.32%
December 31, 2011	5,795	$10.84440	to	$11.04780	$63,698	1.73%	0.00%	to	0.90%	2.26%	to	3.18%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2015	652	$19.53551	to	$19.53551	$12,738	0.00%	0.25%	to	0.25%	-3.76%	to	1.69%
December 31, 2014	383	$19.57608	to	$19.57608	$7,498	0.00%	0.25%	to	0.25%	3.52%	to	5.62%
December 31, 2013	194	$18.53521	to	$18.53521	$3,591	0.00%	0.25%	to	0.25%	16.54%	to	16.54%
December 31, 2012	116	$15.90434	to	$15.90434	$1,844	1.35%	0.25%	to	0.25%	13.21%	to	13.21%
December 31, 2011	69	$14.04797	to	$14.04797	$973	0.95%	0.25%	to	0.25%	1.73%	to	1.73%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2015	3,955	$9.75054	to	$15.86981	$62,132	0.00%	0.00%	to	0.90%	-2.87%	to	2.04%
December 31, 2014	3,934	$15.25259	to	$15.97078	$62,318	0.00%	0.00%	to	0.90%	1.82%	to	5.51%
December 31, 2013	3,904	$14.58693	to	$15.07499	$58,697	0.00%	0.10%	to	0.90%	19.43%	to	20.38%
December 31, 2012	3,776	$12.21399	to	$12.52266	$47,191	0.29%	0.10%	to	0.90%	10.02%	to	10.90%
December 31, 2011	3,655	$11.10187	to	$11.29192	$41,209	0.31%	0.10%	to	0.90%	-4.32%	to	-3.55%

	AST Balanced Asset Allocation Portfolio
December 31, 2015	7,510	$15.06917	to	$15.92044	$118,230	0.00%	0.00%	to	0.90%	-2.86%	to	0.48%
December 31, 2014	7,035	$15.13278	to	$15.84493	$110,420	0.00%	0.00%	to	0.90%	0.72%	to	6.52%
December 31, 2013	6,619	$14.33414	to	$14.87479	$97,708	0.00%	0.00%	to	0.90%	16.60%	to	17.65%
December 31, 2012	6,277	$12.29364	to	$12.64363	$78,912	1.02%	0.00%	to	0.90%	11.47%	to	12.48%
December 31, 2011	6,081	$11.02843	to	$11.24110	$68,082	0.59%	0.00%	to	0.90%	-2.10%	to	-1.22%

	AST Preservation Asset Allocation Portfolio
December 31, 2015	1,687	$13.53655	to	$14.29868	$23,815	0.00%	0.00%	to	0.90%	-2.27%	to	0.14%
December 31, 2014	1,656	$13.63878	to	$14.27814	$23,383	0.00%	0.00%	to	0.90%	0.55%	to	5.78%
December 31, 2013	1,642	$13.01018	to	$13.49858	$21,961	0.00%	0.00%	to	0.90%	8.24%	to	9.21%
December 31, 2012	1,501	$12.01998	to	$12.36002	$18,427	1.14%	0.00%	to	0.90%	9.39%	to	10.38%
December 31, 2011	1,419	$10.98823	to	$11.19815	$15,816	0.91%	0.00%	to	0.90%	0.10%	to	0.99%

	AST FI Pyramis Quantitative Portfolio
December 31, 2015	214	$18.29645	to	$18.29645	$3,909	0.00%	0.25%	to	0.25%	-4.01%	to	0.74%
December 31, 2014	149	$18.16218	to	$18.16218	$2,702	0.00%	0.25%	to	0.25%	2.89%	to	2.89%
December 31, 2013	109	$17.65126	to	$17.65126	$1,921	0.00%	0.25%	to	0.25%	14.47%	to	14.47%
December 31, 2012	71	$15.41937	to	$15.41937	$1,101	1.89%	0.25%	to	0.25%	10.36%	to	10.36%
December 31, 2011	48	$13.97181	to	$13.97181	$677	1.78%	0.25%	to	0.25%	-1.75%	to	-1.75%

	AST Prudential Growth Allocation Portfolio
December 31, 2015	578	$19.57619	to	$19.57619	$11,306	0.00%	0.25%	to	0.25%	-4.30%	to	0.00%
December 31, 2014	352	$19.74597	to	$19.74597	$6,957	0.00%	0.25%	to	0.25%	5.66%	to	8.93%
December 31, 2013	150	$18.12798	to	$18.12798	$2,715	0.00%	0.25%	to	0.25%	16.73%	to	16.73%
December 31, 2012	97	$15.52936	to	$15.52936	$1,504	1.42%	0.25%	to	0.25%	12.64%	to	12.64%
December 31, 2011	53	$13.78659	to	$13.78659	$726	1.02%	0.25%	to	0.25%	-6.45%	to	-6.45%

	AST Advanced Strategies Portfolio
December 31, 2015	251	$20.11804	to	$20.11804	$5,050	0.00%	0.25%	to	0.25%	-3.31%	to	0.55%
December 31, 2014	212	$20.00776	to	$20.00776	$4,249	0.00%	0.25%	to	0.25%	3.22%	to	5.84%
December 31, 2013	127	$18.90316	to	$18.90316	$2,398	0.00%	0.25%	to	0.25%	16.27%	to	16.27%
December 31, 2012	84	$16.25861	to	$16.25861	$1,361	1.42%	0.25%	to	0.25%	13.37%	to	13.37%
December 31, 2011	49	$14.34163	to	$14.34163	$703	0.88%	0.25%	to	0.25%	-0.14%	to	-0.14%
A98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Schroders Global Tactical Portfolio
December 31, 2015	397	$19.89794	to	$19.89794	$7,907	0.00%	0.25%	to	0.25%	-4.96%	to	-1.19%
December 31, 2014	188	$20.13806	to	$20.13806	$3,779	0.00%	0.25%	to	0.25%	4.34%	to	5.60%
December 31, 2013	100	$19.07059	to	$19.07059	$1,899	0.00%	0.25%	to	0.25%	17.76%	to	17.76%
December 31, 2012	71	$16.19381	to	$16.19381	$1,144	0.51%	0.25%	to	0.25%	15.61%	to	15.61%
December 31, 2011	47	$14.00668	to	$14.00668	$653	0.24%	0.25%	to	0.25%	-2.63%	to	-2.63%

	AST RCM World Trends Portfolio
December 31, 2015	147	$17.16630	to	$17.16630	$2,521	0.00%	0.25%	to	0.25%	-4.14%	to	0.00%
December 31, 2014	116	$17.23773	to	$17.23773	$2,005	0.00%	0.25%	to	0.25%	2.20%	to	4.88%
December 31, 2013	80	$16.43612	to	$16.43612	$1,315	0.00%	0.25%	to	0.25%	12.16%	to	12.16%
December 31, 2012	66	$14.65438	to	$14.65438	$962	0.61%	0.25%	to	0.25%	10.01%	to	10.01%
December 31, 2011	50	$13.32122	to	$13.32122	$667	0.34%	0.25%	to	0.25%	-2.06%	to	-2.06%

	AST BlackRock Global Strategies Portfolio (available April 29, 2011)
December 31, 2015	13,410	$11.21955	to	$11.69950	$155,517	0.00%	0.00%	to	0.90%	-5.91%	to	0.44%
December 31, 2014	13,042	$11.67068	to	$12.06137	$156,237	0.00%	0.00%	to	0.90%	-0.69%	to	4.89%
December 31, 2013	12,775	$11.22618	to	$11.49857	$146,159	0.00%	0.00%	to	0.90%	9.86%	to	10.85%
December 31, 2012	12,583	$10.21817	to	$10.37288	$130,117	0.49%	0.00%	to	0.90%	10.90%	to	11.90%
December 31, 2011	12,293	$9.21410	to	$9.27000	$113,810	0.00%	0.00%	to	0.90%	-7.86%	to	-7.30%

	TOPS Aggressive Growth ETF Portfolio (Class 2) (available August 22, 2011)
December 31, 2015	149	$9.21769	to	$15.29872	$2,196	1.13%	0.10%	to	0.25%	-8.60%	to	-3.76%
December 31, 2014	93	$15.89646	to	$15.89646	$1,484	0.97%	0.10%	to	0.10%	-1.71%	to	4.71%
December 31, 2013	42	$15.18158	to	$15.18158	$634	0.90%	0.10%	to	0.10%	22.51%	to	22.51%
December 31, 2012	14	$12.39204	to	$12.39204	$177	0.19%	0.10%	to	0.10%	16.52%	to	16.52%
December 31, 2011	1	$10.63492	to	$10.63492	$15	0.00%	0.10%	to	0.10%	6.09%	to	6.09%

	TOPS Balanced ETF Portfolio (Class 2) (available August 22, 2011)
December 31, 2015	126	$9.46629	to	$12.65664	$1,482	1.38%	0.10%	to	0.25%	-5.58%	to	-2.66%
December 31, 2014	71	$13.00234	to	$13.00234	$930	1.89%	0.10%	to	0.10%	-1.46%	to	3.44%
December 31, 2013	41	$12.57021	to	$12.57021	$510	1.45%	0.10%	to	0.10%	8.99%	to	8.99%
December 31, 2012	21	$11.53303	to	$11.53303	$245	0.05%	0.10%	to	0.10%	11.75%	to	11.75%
December 31, 2011	4	$10.32021	to	$10.32021	$46	0.00%	0.10%	to	0.10%	3.09%	to	3.09%

	TOPS Conservative ETF Portfolio (Class 2) (available August 22, 2011)
December 31, 2015	23	$9.60974	to	$11.70357	$243	1.52%	0.10%	to	0.25%	-4.07%	to	-2.19%
December 31, 2014	10	$11.96563	to	$11.96563	$122	0.60%	0.10%	to	0.10%	-1.31%	to	2.02%
December 31, 2013	6	$11.72864	to	$11.72864	$71	1.37%	0.10%	to	0.10%	4.46%	to	4.46%
December 31, 2012	3	$11.22754	to	$11.22754	$34	0.29%	0.10%	to	0.10%	10.05%	to	10.05%
December 31, 2011	1	$10.20246	to	$10.20246	$15	0.00%	0.10%	to	0.10%	2.03%	to	2.03%

	TOPS Growth ETF Portfolio (Class 2) (available August 22, 2011)
December 31, 2015	166	$9.18167	to	$15.49062	$2,469	1.65%	0.10%	to	0.25%	-8.78%	to	-4.44%
December 31, 2014	85	$16.21004	to	$16.21004	$1,371	1.39%	0.10%	to	0.10%	-2.29%	to	3.55%
December 31, 2013	55	$15.65369	to	$15.65369	$856	0.96%	0.10%	to	0.10%	18.77%	to	18.77%
December 31, 2012	28	$13.17957	to	$13.17957	$370	0.20%	0.10%	to	0.10%	15.88%	to	15.88%
December 31, 2011	4	$11.37353	to	$11.37353	$42	0.00%	0.10%	to	0.10%	13.60%	to	13.60%

	TOPS Moderate Growth ETF Portfolio (Class 2) (available August 22, 2011)
December 31, 2015	253	$9.33593	to	$13.35641	$2,963	2.03%	0.10%	to	0.25%	-7.13%	to	-3.53%
December 31, 2014	89	$13.84521	to	$13.84521	$1,227	2.31%	0.10%	to	0.10%	-1.84%	to	3.38%
December 31, 2013	56	$13.39250	to	$13.39250	$756	1.12%	0.10%	to	0.10%	12.90%	to	12.90%
December 31, 2012	31	$11.86191	to	$11.86191	$365	0.46%	0.10%	to	0.10%	14.77%	to	14.77%
December 31, 2011	1	$10.33525	to	$10.33525	$12	0.00%	0.10%	to	0.10%	3.24%	to	3.24%

	TOPS Managed Risk Balanced ETF Portfolio (Class 2) (available August 22, 2011)
December 31, 2015	194	$10.91989	to	$11.42410	$2,203	1.34%	0.10%	to	0.25%	-7.37%	to	-4.59%
December 31, 2014	120	$11.44556	to	$11.99196	$1,433	1.11%	0.10%	to	0.25%	-1.44%	to	2.96%
December 31, 2013	67	$11.11688	to	$11.66510	$787	0.88%	0.10%	to	0.25%	7.66%	to	7.82%
December 31, 2012	39	$10.31049	to	$10.83511	$427	0.12%	0.10%	to	0.25%	2.81%	to	8.12%
December 31, 2011	10	$10.02131	to	$10.02131	$96	0.00%	0.25%	to	0.25%	0.22%	to	0.22%

A99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	TOPS Managed Risk Growth ETF Portfolio (Class 2) (available August 22, 2011)
December 31, 2015	648	$10.93062	to	$11.47637	$7,275	1.48%	0.10%	to	0.25%	-11.85%	to	-9.24%
December 31, 2014	548	$12.04300	to	$12.66329	$6,775	0.95%	0.10%	to	0.25%	-3.18%	to	1.21%
December 31, 2013	140	$11.89877	to	$12.53053	$1,745	1.03%	0.10%	to	0.25%	15.67%	to	15.84%
December 31, 2012	67	$10.27170	to	$10.83326	$720	0.09%	0.10%	to	0.25%	2.41%	to	7.97%
December 31, 2011	10	$10.03347	to	$10.03347	$101	0.00%	0.25%	to	0.25%	0.23%	to	0.23%

	TOPS Managed Risk Moderate Growth ETF Portfolio (Class 2) (available August 22, 2011)
December 31, 2015	259	$11.12558	to	$11.67720	$2,992	1.43%	0.10%	to	0.25%	-9.68%	to	-6.45%
December 31, 2014	183	$11.89298	to	$12.50138	$2,261	1.38%	0.10%	to	0.25%	-2.00%	to	2.71%
December 31, 2013	80	$11.57948	to	$12.19007	$965	0.87%	0.10%	to	0.25%	12.11%	to	12.28%
December 31, 2012	49	$10.31301		$10.87316	$523	0.13%	0.10%	to	0.25%	2.73%	to	8.39%
December 31, 2011	10	$10.03171		$10.03171	$96	0.00%	0.25%	to	0.25%	0.11%	to	0.11%

	American Funds IS Growth Fund (Class 2) (available October 7, 2013)
December 31, 2015	170	$10.08083	to	$12.42196	$1,918	0.99%	0.10%	to	0.25%	0.00%	to	6.75%
December 31, 2014	42	$11.63643	to	$11.63643	$492	1.37%	0.10%	to	0.10%	1.12%	to	8.40%
December 31, 2013	5	$10.73463	to	$10.73463	$50	0.84%	0.10%	to	0.10%	8.55%	to	8.55%

	American Funds IS Growth-Income Fund (Class 2) (available October 7, 2013)
December 31, 2015	707	$11.00941	to	$12.28365	$7,866	1.98%	0.10%	to	0.25%	-3.10%	to	1.35%
December 31, 2014	148	$10.87872	to	$12.11965	$1,654	3.14%	0.10%	to	0.25%	0.74%	to	10.52%
December 31, 2013	1	$10.96565	to	$10.96565	$16	0.70%	0.10%	to	0.10%	10.61%	to	10.61%

	American Funds IS International Fund (Class 2) (available October 7, 2013)
December 31, 2015	148	$8.79468	to	$9.87177	$1,377	2.78%	0.10%	to	0.25%	-12.57%	to	-0.66%
December 31, 2014	21	$10.34997	to	$10.34997	$214	2.39%	0.10%	to	0.10%	-4.97%	to	-2.75%
December 31, 2013	1	$10.64264	to	$10.64264	$8	0.48%	0.10%	to	0.10%	7.18%	to	7.18%

	Fidelity VIP Contrafund Portfolio (Service Class 2) (available October 7, 2013)
December 31, 2015	217	$9.75473	to	$12.20387	$2,353	1.51%	0.10%	to	0.25%	-3.48%	to	3.98%
December 31, 2014	40	$12.16547	to	$12.16547	$489	1.49%	0.10%	to	0.10%	2.54%	to	11.54%
December 31, 2013	1	$10.90655	to	$10.90655	$11	1.59%	0.10%	to	0.10%	10.13%	to	10.13%

	Fidelity VIP MidCap Portfolio (Service Class 2) (available October 7, 2013)
December 31, 2015	197	$9.48692	to	$11.33184	$2,043	0.50%	0.10%	to	0.25%	-6.25%	to	-0.61%
December 31, 2014	39	$11.53092	to	$11.53092	$444	0.03%	0.10%	to	0.10%	-0.32%	to	5.93%
December 31, 2013	2	$10.88577	to	$10.88577	$27	0.57%	0.10%	to	0.10%	10.23%	to	10.23%

	Franklin Income VIP Fund (Class 2) (available October 7, 2013)
December 31, 2015	114	$9.05827	to	$10.20342	$1,112	3.69%	0.10%	to	0.25%	-9.75%	to	-0.77%
December 31, 2014	38	$10.98888	to	$10.98888	$415	5.00%	0.10%	to	0.10%	-4.16%	to	4.51%
December 31, 2013	1	$10.51449	to	$10.51449	$9	0.00%	0.10%	to	0.10%	5.42%	to	5.42%

	Franklin Mutual Shares VIP Fund (Class 2) (available October 7, 2013)
December 31, 2015	139	$9.12311	to	$10.86373	$1,332	5.09%	0.10%	to	0.25%	-9.31%	to	0.00%
December 31, 2014	21	$11.43933	to	$11.43933	$238	3.60%	0.10%	to	0.10%	-1.25%	to	7.02%
December 31, 2013	0(1)	$10.68946	to	$10.68946	$2	0.00%	0.10%	to	0.10%	7.59%	to	7.59%

	Templeton Growth VIP Fund (Class 2) (available October 7, 2013)
December 31, 2015	63	$8.83960	to	$9.71867	$579	1.78%	0.10%	to	0.25%	-11.89%	to	0.00%
December 31, 2014	15	$10.40322	to	$10.40322	$159	1.41%	0.10%	to	0.10%	-6.67%	to	-2.91%
December 31, 2013	0(1)	$10.71524	to	$10.71524	$1	0.00%	0.10%	to	0.10%	7.61%	to	7.61%

	Hartford Capital Appreciation HLS Fund (Class IB) (available October 7, 2013)
December 31, 2015	46	$11.73112	to	$11.73112	$542	0.86%	0.10%	to	0.10%	-4.86%	to	0.69%
December 31, 2014	24	$11.65121	to	$11.65121	$280	1.09%	0.10%	to	0.10%	-0.57%	to	6.93%
December 31, 2013	1	$10.89612	to	$10.89612	$13	1.00%	0.10%	to	0.10%	10.05%	to	10.05%

	Hartford Disciplined Equity HLS Fund (Class IB) (available October 7, 2013)
December 31, 2015	35	$13.53309	to	$13.53309	$472	0.87%	0.10%	to	0.10%	1.75%	to	6.49%
December 31, 2014	7	$12.70877	to	$12.70877	$92	1.83%	0.10%	to	0.10%	5.02%	to	15.75%
December 31, 2013	0(1)	$10.97952	to	$10.97952	$ 0(1)	1.86%	0.10%	to	0.10%	10.92%	to	10.92%

A100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Hartford Dividend and Growth HLS Fund (Class IB) (available October 7, 2013)
December 31, 2015	126	$12.12459	to	$12.12459	$1,529	2.36%	0.10%	to	0.10%	-3.85%	to	-1.51%
December 31, 2014	46	$12.31025	to	$12.31025	$562	2.94%	0.10%	to	0.10%	2.52%	to	12.57%
December 31, 2013	1	$10.93550	to	$10.93550	$14	5.11%	0.10%	to	0.10%	10.27%	to	10.27%

	Hartford Growth Opportunities HLS Fund (Class IB) (available October 7, 2013)
December 31, 2015	111	$13.57310	to	$13.57310	$1,510	0.00%	0.10%	to	0.10%	2.35%	to	11.36%
December 31, 2014	19	$12.18890	to	$12.18890	$229	0.01%	0.10%	to	0.10%	4.26%	to	13.71%
December 31, 2013	1	$10.71959	to	$10.71959	$8	0.00%	0.10%	to	0.10%	8.60%	to	8.60%

	MFS Total Return Bond Series (Initial Class) (available October 7, 2013)
December 31, 2015	129	$9.80769	to	$10.58522	$1,298	3.50%	0.10%	to	0.25%	-1.71%	to	0.00%
December 31, 2014	9	$10.62803	to	$10.62803	$94	4.48%	0.10%	to	0.10%	0.94%	to	5.74%
December 31, 2013	—	$10.05117	to	$10.05117	$1	0.00%	0.10%	to	0.10%	0.44%	to	0.44%

	MFS Value Series (Initial Class) (available October 7, 2013)
December 31, 2015	264	$9.79414	to	$12.08598	$2,747	2.17%	0.10%	to	0.25%	-2.81%	to	0.00%
December 31, 2014	25	$12.18782	to	$12.18782	$311	1.94%	0.10%	to	0.10%	4.38%	to	10.40%
December 31, 2013	2	$11.03975	to	$11.03975	$18	0.00%	0.10%	to	0.10%	11.16%	to	11.16%

	Invesco V.I. Growth and Income Fund (Series I) (available May 1, 2014)
December 31, 2015	417	$10.40823	to	$10.40823	$4,344	4.18%	0.25%	to	0.25%	-5.48%	to	0.00%
December 31, 2014	65	$10.76384	to	$10.76384	$703	0.55%	0.25%	to	0.25%	7.84%	to	7.84%

	Fidelity VIP Index 500 Portfolio (available May 1, 2014)
December 31, 2015	670	$11.13193	to	$11.13193	$7,459	2.44%	0.25%	to	0.25%	-1.94%	to	5.14%
December 31, 2014	191	$11.04025	to	$11.04025	$2,113	3.51%	0.25%	to	0.25%	10.41%	to	10.41%

	American Funds IS Blue Chip Income and Growth Fund (Class 2) (available April 30, 2014)
December 31, 2015	265	$10.73113	to	$10.73113	$2,843	2.68%	0.25%	to	0.25%	-6.31%	to	3.26%
December 31, 2014	51	$11.08255	to	$11.08255	$564	8.31%	0.25%	to	0.25%	10.83%	to	10.83%
	AST Small-Cap Growth Opportunities Portfolio
December 31, 2015	254	$9.58685	to	$21.10806	$5,370	0.00%	0.10%	to	0.25%	-4.50%	to	1.23%
December 31, 2014	237	$20.85085	to	$20.85085	$4,938	0.00%	0.10%	to	0.10%	1.03%	to	4.84%
December 31, 2013	221	$19.88901	to	$19.88901	$4,405	0.00%	0.10%	to	0.10%	40.67%	to	40.67%
December 31, 2012	193	$14.13882	to	$14.13882	$2,727	0.00%	0.10%	to	0.10%	19.96%	to	19.96%
December 31, 2011	176	$11.78673	to	$11.78673	$2,070	0.38%	0.10%	to	0.10%	-13.20%	to	-13.20%

	AST International Value Portfolio (available April 24, 2015)
December 31, 2015	3,580	$9.13382		$9.21939	$32,851	0.00%	0.00%	to	0.90%	-9.14%	to	0.00%
___________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios are annualized and exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***  These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full fund. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account.

A101

Note 7:	Financial Highlights (continued)

Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2015 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amounts less than 1,000 units and/or $1,000 in net assets.

(2)	Amount is less than 0.01%.

Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

The expense ratio represents the annualized Contract expenses of the Account for the period indicated and includes those expenses that are charged through a reduction of the unit value, which consists solely of the mortality and expense charges. These fees range from an effective annual rate of up to 0.45% to 0.90%, and are applied daily against the net assets of each subaccount. Expenses of the underlying Portfolios and charges made directly to contract owner accounts through either the redemption of units or from premium payments are excluded.

Charges deducted from premium payments range from 0% to 22.5%. In addition, CVUL1 and CVUL2 contracts also deduct a $2 premium processing charge for each premium paid.

The percentage of the premium payment deducted consists of taxes attributable to premiums, any applicable sales charge, and any premium based administrative charge.

The charges made directly to the contract owner through the redemption of units depend on the product and the options or transactions selected by the contract owner. The following charges are made through the redemption of units.

•	The Account charges from $0.01 to $83.34 per $1,000 of basic insurance amount for the cost of insurance plus additional mortality for extra ratings of up to $2.08 per $1,000 of basic insurance amount.

•
The Account charges surrender fees that range from 0% to 100% of the sales load target premium, except for Protector based contracts (VULP, VULP14, VULP15, and MPVULP), where the fees range from $0 to $54.56 per $1,000 of Basic Insurance Amount.

•	The charge for withdrawals ranges from the lesser of $15 and 2% to the lesser of $25 and 2% of the withdrawal amount except for MPVULP where the fee is $25.

•	The Account charges monthly administrative fees that range from $3 to $30 per Contract plus $0 to $8.21 per $1,000 of basic insurance amount, although it may be less for subsequent increases.

•	The Account also charges $15 to $25 per change to the basic insurance amount.

Note 8:	Other

Contract owner net payments—represent contract owner contributions under the Contracts reduced by applicable deductions, charges, and state premium taxes.

Policy loans—represent amounts borrowed by contract owners using the Contract as the security for the loan.

Policy loan repayments and interest—represent payments made by contract owners to reduce the total outstanding policy loan balance.

Surrenders, withdrawals, and death benefits—are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

A102

Note 8:	Other (continued)

Net transfers between other subaccounts or fixed rate option—are amounts that contract owners have directed to be moved among subaccounts.

Other charges—are various Contract level charges as described in charges and expenses in Note 7, which are assessed through the redemptions of units.

Note 9:	Subsequent Event

Subsequent to year-end, Prudential Financial self reported to the Securities and Exchange Commission and notified other regulators that in some cases Prudential Financial failed to maximize securities lending income for certain Portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefiting Prudential Financial. The restriction has been removed and Prudential Financial is in the process of implementing a remediation plan for the benefit of such Portfolios.  The remediation plan and all aspects related to it will be under ongoing evaluation by the respective Boards of Trustees of the Portfolios and will be subject to their approval.

 A103

Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Pruco Life Variable Universal Account
and the Board of Directors of
Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of Pruco Life Variable Universal Account at December 31, 2015, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 7, 2016

A104

PRUCO LIFE INSURANCE COMPANY

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company (together with its consolidated subsidiaries, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2015, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2015.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 10, 2016

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2015 and December 31, 2014 (in thousands, except share amounts)

	December 31, 2015	December 31, 2014
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost: 2015 – $6,775,806; 2014 – $5,866,873)	$6,840,932	$6,194,564
Equity securities, available-for-sale, at fair value (cost: 2015 – $54,609; 2014 – $28,881)	51,973	29,500
Trading account assets, at fair value	64,612	49,661
Policy loans	1,143,303	1,123,912
Short-term investments	54,806	121,272
Commercial mortgage and other loans	1,658,235	1,681,553
Other long-term investments	379,237	298,143
Total investments	10,193,098	9,498,605
Cash and cash equivalents	370,286	214,952
Deferred policy acquisition costs	5,111,373	5,066,855
Accrued investment income	100,031	90,506
Reinsurance recoverables	22,546,361	20,594,371
Receivables from parent and affiliates	228,253	261,915
Deferred sales inducements	684,844	836,791
Other assets	59,578	83,417
Separate account assets	109,350,121	109,194,192
TOTAL ASSETS	$148,643,945	$145,841,604
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$17,164,705	$15,250,055
Future policy benefits and other policyholder liabilities	15,031,390	13,915,330
Cash collateral for loaned securities	40,416	65,418
Income taxes	154,043	256,168
Short-term debt to affiliates	180,000	423,000
Long-term debt to affiliates	1,204,000	1,288,000
Payables to parent and affiliates	72,791	66,581
Other liabilities	935,662	828,875
Separate account liabilities	109,350,121	109,194,192
TOTAL LIABILITIES	144,133,128	141,287,619
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 11)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	779,973	792,153
Retained earnings	3,663,539	3,580,641
Accumulated other comprehensive income	64,805	178,691
TOTAL EQUITY	4,510,817	4,553,985
TOTAL LIABILITIES AND EQUITY	$148,643,945	$145,841,604
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2015, 2014, and 2013 (in thousands)

	2015	2014	2013
REVENUES
Premiums	$77,634	$66,206	$56,851
Policy charges and fee income	2,159,428	2,074,852	1,880,925
Net investment income	416,587	404,018	419,011
Asset administration fees	362,321	377,127	332,288
Other income	55,515	57,827	20,149
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(1,514)	(483)	(12,268)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	51	356	7,827
Other realized investment gains (losses), net	(207,075)	114,194	(9,009)
Total realized investment gains (losses), net	(208,538)	114,067	(13,450)
TOTAL REVENUES	2,862,947	3,094,097	2,695,774
BENEFITS AND EXPENSES
Policyholders’ benefits	291,185	343,714	178,924
Interest credited to policyholders’ account balances	374,211	368,315	45,737
Amortization of deferred policy acquisition costs	662,644	436,169	(524,311)
General, administrative and other expenses	1,030,014	1,019,723	890,794
TOTAL BENEFITS AND EXPENSES	2,358,054	2,167,921	591,144
INCOME FROM OPERATIONS BEFORE INCOME TAXES	504,893	926,176	2,104,630
Total income tax expense (benefit)	(8,005)	140,373	566,420
NET INCOME	$512,898	$785,803	$1,538,210
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(507)	(723)	224
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	(164,799)	207,134	(290,636)
Reclassification adjustment for (gains) losses included in net income	(9,902)	(18,649)	(33,920)
Net unrealized investment gains (losses)	(174,701)	188,485	(324,556)
Other comprehensive income (loss), before tax	(175,208)	187,762	(324,332)
Less: Income tax expense (benefit) related to:
Foreign currency translation adjustments	(177)	(253)	78
Net unrealized investment gains (losses)	(61,145)	65,970	(113,595)
Total	(61,322)	65,717	(113,517)
Other comprehensive income (loss), net of tax	(113,886)	122,045	(210,815)
COMPREHENSIVE INCOME	$399,012	$907,848	$1,327,395
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2015, 2014 and 2013 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2012	$2,500	$818,303	$2,427,628	$267,461	$3,515,892
Dividend to parent			(423,000)		(423,000)
Contributed (distributed) capital-parent/child asset transfers		(14,066)			(14,066)
Comprehensive income:
Net income			1,538,210		1,538,210
Other comprehensive income (loss), net of tax				(210,815)	(210,815)
Total comprehensive income					1,327,395
Balance, December 31, 2013	$2,500	$804,237	$3,542,838	$56,646	$4,406,221
Dividend to parent			(748,000)		(748,000)
Contributed (distributed) capital-parent/child asset transfers		(12,084)			(12,084)
Comprehensive income:
Net income			785,803		785,803
Other comprehensive income (loss), net of tax				122,045	122,045
Total comprehensive income					907,848
Balance, December 31, 2014	$2,500	$792,153	$3,580,641	$178,691	$4,553,985
Dividend to parent			(430,000)		(430,000)
Contributed (distributed) capital-parent/child asset transfers		(12,180)			(12,180)
Comprehensive income:
Net income			512,898		512,898
Other comprehensive income (loss), net of tax				(113,886)	(113,886)
Total comprehensive income					399,012
Balance, December 31, 2015	$2,500	$779,973	$3,663,539	$64,805	$4,510,817
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2015, 2014 and 2013 (in thousands)

	2015	2014	2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$512,898	$785,803	$1,538,210
Adjustments to reconcile net income to net cash provided by operating activities:
Policy charges and fee income	(11,811)	(76,188)	(113,831)
Interest credited to policyholders’ account balances	374,211	368,315	45,737
Realized investment (gains) losses, net	208,538	(114,067)	13,450
Amortization and other non-cash items	(68,070)	(62,723)	(43,677)
Change in:
Future policy benefits and other policyholder liabilities	1,503,445	1,402,458	1,185,681
Reinsurance recoverables	(1,536,347)	(1,302,695)	(1,168,256)
Accrued investment income	(9,525)	(2,174)	(4,286)
Net payables to/receivables from parent and affiliates	20,299	18,037	(65,548)
Deferred policy acquisition costs	46,643	(190,550)	(1,346,386)
Income taxes	(34,243)	69,204	341,965
Deferred sales inducements	(6,462)	(9,112)	(20,871)
Derivatives, net	60,517	155,556	(75,843)
Other, net	82,836	35,828	31,261
Cash flows from operating activities	$1,142,929	$1,077,692	$317,606
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$813,721	$907,665	$1,570,701
Short-term investments	823,112	409,804	662,351
Policy loans	135,449	121,644	130,655
Ceded policy loans	(9,129)	(9,753)	(9,156)
Commercial mortgage and other loans	219,379	113,073	207,340
Other long-term investments	15,633	5,361	12,933
Equity securities, available-for-sale	5,760	17,854	13,596
Trading account assets	1,500	1,375	7,524
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(1,719,015)	(1,340,010)	(1,934,430)
Short-term investments	(755,145)	(514,524)	(566,100)
Policy loans	(110,165)	(114,037)	(101,357)
Ceded policy loans	13,850	10,960	9,687
Commercial mortgage and other loans	(196,538)	(320,155)	(367,857)
Other long-term investments	(49,004)	(47,096)	(72,862)
Equity securities, available-for-sale	(31,063)	(45,101)	(10,574)
Trading account assets	(19,001)	(32,060)	(9,478)
Notes receivable from parent and affiliates, net	35,350	(7,831)	4,641
Derivatives, net	(12,164)	(11,329)	(11,997)
Other, net	(584)	616	160
Cash flows used in investing activities	$(838,054)	$(853,544)	$(464,223)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	$3,839,784	$2,966,388	$3,091,818
Ceded policyholders’ account deposits	(1,109,311)	(672,242)	(413,181)
Policyholders’ account withdrawals	(2,134,373)	(1,730,977)	(2,399,425)
Ceded policyholders’ account withdrawals	50,016	46,690	47,114
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(25,002)	(19,449)	36,799
Dividend to parent	(430,000)	(748,000)	(423,000)
Contributed (distributed) capital - parent/child asset transfers	(18,739)	(17,306)	(3,374)

Net change in financing arrangements (maturities 90 days or less)	—	(2,900)	2,900
Proceeds from the issuance of debt (maturities longer than 90 days)	412,000	418,000	532,000
Repayments of debt (maturities longer than 90 days)	(739,000)	(571,000)	(451,000)
Drafts outstanding	5,084	14,357	21,100
Cash flows from (used in) financing activities	$(149,541)	$(316,439)	$41,751
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$155,334	$(92,291)	$(104,866)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	214,952	307,243	412,109
CASH AND CASH EQUIVALENTS, END OF YEAR	$370,286	$214,952	$307,243
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net of refunds	$26,237	$129,430	$250,087
Interest paid	$53,122	$62,664	$40,209
See Notes to Consolidated Financial Statements

Significant Non Cash Transactions
Cash Flows from Investing Activities for the year ended December 31, 2014 excludes $178 million of decreases in fixed maturities, available-for-sale, commercial mortgages and private equity related to the amendments of the reinsurance agreements between Pruco Life Insurance Company, or the “Company” and Prudential Universal Reinsurance Company (“PURC”), an affiliate, in the third quarter of 2014.
Cash Flows from Investing Activities for the year ended December 31, 2014 excludes $61 million of decreases in fixed maturities, available-for-sale related to the tax settlements with Prudential Financial Inc. (“PFI”), which are related to the amendments of the reinsurance agreements between the Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and between the Company and PURC in the third quarter of 2014.
Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $56 million of increases in fixed maturities, available-for-sale and $132 million of decreases in fixed maturities, available-for-sale related to the amendments of the reinsurance agreements between the Company and UPARC and the Company and Prudential Arizona Reinsurance Universal Company (“PAR U”), an affiliate, in the first quarter of 2013.
Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $192 million of increases in fixed maturities, available-for-sale, and commercial mortgages and $704 million of decreases in fixed maturities, available-for-sale, and commercial mortgages related to the amendments of the reinsurance agreements between the Company and UPARC and the Company and PAR U in the third quarter of 2013.
Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $25 million of decreases in fixed maturities, available-for-sale related to the tax settlements with PFI, which are related to the amendments of the reinsurance agreements between the Company and UPARC and the Company and PAR U in the third quarter of 2013.
Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $4,951 million of increases in fixed maturities, available-for-sale, commercial mortgages, short-term investments, and trading account assets related to the coinsurance of Guaranteed Universal Life (“GUL”) business assumed from The Prudential Insurance Company of America ("Prudential Insurance") in connection with the acquisition of The Hartford Financial Services Group Inc’s individual life insurance business (“The Hartford Life Business”). Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $4,952 million of decreases in fixed maturities, available-for-sale, commercial mortgages, short-term investments, and trading account assets related to the subsequent retrocession of this GUL business assumed from Prudential Insurance to PAR U.
Cash Flows from Financing Activities for the year ended December 31, 2013 excludes $12 million of decreases in Contributed/distributed capital—parent/child asset transfers related to the coinsurance of GUL business assumed from Prudential Insurance in connection with the acquisition of The Hartford Life Business.
See Note 12 to the Consolidated Financial Statements for more information on related party transactions that occurred in 2015 and 2014.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

1.	BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, or “Pruco Life”, is a wholly-owned subsidiary of Prudential Insurance which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc., or “Prudential Financial.” Pruco Life was organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.
Pruco Life has two subsidiaries, including one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, or “PLNJ,” and one indirect subsidiary formed in 2009 for the purpose of holding certain commercial loan investments. Pruco Life and its subsidiaries are together referred to as (the "Company", "we" or "our") and all financial information is shown on a consolidated basis.
PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.
Acquisition of The Hartford’s Individual Life Insurance Business
On January 2, 2013, Prudential Insurance acquired The Hartford Life Business through a reinsurance transaction. Under the agreement, Prudential Insurance paid The Hartford Financial Services Group, Inc. cash consideration of $615 million, primarily in the form of a ceding commission to provide reinsurance for approximately 700,000 life insurance policies with net retained face amount in force of approximately $141 billion. This acquisition increased Prudential Insurance's scale in the U.S. individual life insurance market, particularly universal life products, and provides complementary distribution opportunities through expanded wirehouse and bank distribution channels.
In connection with this transaction, Prudential Insurance retroceded to the Company the portion of the assumed business that is classified as guaranteed universal life insurance (“GUL”), with account values of approximately $4 billion as of January 2, 2013. The Company reinsured more than 79,000 GUL policies with a net retained face amount in force of approximately $30 billion. The Company then retroceded all of the GUL policies to an affiliated captive reinsurance company. Collectively, these transactions do not have a material impact on equity, as determined in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), or the statutory capital and surplus of the Company.
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with U.S. GAAP. Intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and related amortization; amortization of deferred sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.
Out of Period Adjustments
2015 results include a pre-tax expense of $32 million for out-of-period adjustments primarily related to 2014. These adjustments primarily relate to reserve, DAC and related amortization impacts for certain variable annuities products with optional living benefit guarantees.
Management has evaluated the impact of all out-of-period adjustments in 2015, both individually and in the aggregate, and concluded that they are not material to the current quarter or to any previously reported quarterly or annual financial statements.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
Investments and Investment Related Liabilities
The Company’s principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships and real estate; and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 9 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts over the contractual lives of the investments. Interest income, as well as the related amortization of premium and accretion of discount is included in “Net investment income” under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to Net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as “available-for-sale,” net of tax, and the effect on DAC, deferred sales inducements (“DSI”), future policy benefits, reinsurance recoverables and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”).
Trading account assets, at fair value represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in “Other income.” Interest and dividend income from these investments is reported in “Net investment income.”
Equity securities, available-for-sale, at fair value are comprised of common stock and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in “Net investment income” when earned.
Commercial mortgage and other loans consist of commercial mortgage loans, agricultural loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.
Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans are included in “Net investment income".
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on “early warning” status in cases where, based on the Company’s analysis of the loan’s collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Other long-term investments consist of the Company’s investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company’s partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company’s income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company’s investment in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

the equity method or the cost method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three month lag.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
For debt securities, the split between the amount of an OTTI recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into Net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in “Trading account assets, at fair value.” The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Deferred Policy Acquisition Costs
Costs that are related directly to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of deferred policy acquisition costs”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 12. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in the period such total gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.
Deferred Sales Inducements
The Company offers various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 6 for additional information regarding sales inducements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance recoverables
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these affiliated arrangements see Note 12.
Separate Account Assets and Liabilities
Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities and real estate related investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 6 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”.
Other Assets and Other Liabilities
Other assets consist primarily of premiums due, deferred reinsurance losses, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, reinsurance payables, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.
Future Policy Benefits
The Company’s liability for future policy benefits includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 6. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 6 and Note 9.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality, and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on the Company’s experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 5 for additional information regarding future policy benefits.
Policyholders’ Account Balances
The Company’s liability for policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.
Securities repurchase and resale agreements and securities loaned transactions
Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities and receives

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold.
Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”).
Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as “Net investment income”; however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Contingent Liabilities
Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net premium method.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives.
See Note 6 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.
Premiums, benefits and expenses are stated net of reinsurance ceded to other companies.
Asset Administration Fees
The Company receives asset administration fee income on contractholders’ account balances invested in The Prudential Series Funds or “PSF”, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust (see Note 12). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 10, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Trading account assets, at fair value” or “Other long-term investments”, or as liabilities, within “Other liabilities”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net".
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within “Trading account assets, at fair value”.
The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Reinsurance Ltd. (“Pruco Re”). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits and other policyholder liabilities” and “Reinsurance recoverables” or “Other liabilities”. respectively. Changes in the fair value are determined using valuation models as described in Note 9 and are recorded in “Realized investment gains (losses), net”.
The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company (“UPARC”). The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” and changes in “Realized investment gains (losses), net.” The Company amended or entered into multiple reinsurance transactions (see Note 12). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative.
Short-Term and Long-Term Debt
Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 12 for additional information regarding short-term and long-term debt.
Income Taxes
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s income statement. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.
The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company may consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.
See Note 8 for additional information regarding income taxes.
Adoption of New Accounting Pronouncements
In August 2014, the Financial Accounting Standards Board (“FASB”) issued updated guidance (Accounting Standards Update (“ASU”) 2014-14, Receivables-Troubled Debt Restructurings by Creditors (Subtopic 310-40): Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure) requiring that mortgage loans be derecognized and that a separate other receivable be recognized upon foreclosure if certain conditions are met. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The new guidance became effective for annual periods and interim periods within those annual periods that began after December 15, 2014, and was applied prospectively. Adoption of the guidance did not have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.
In June 2014, the FASB issued updated guidance (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures) that requires repurchase-to-maturity transactions to be accounted for as secured borrowings and eliminates existing guidance for repurchase financings. The guidance also requires new disclosures for certain transactions accounted for as secured borrowings and for transfers accounted for as sales when the transferor also retains substantially all of the exposure to the economic return on the transferred financial assets. Accounting changes and new disclosures for transfers accounted for as sales under the new guidance were effective for the first interim or annual period beginning after December 15, 2014 and did not have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures. Disclosures for certain transactions accounted for as secured borrowings were effective for interim periods beginning after March 15, 2015 and are included in Note 3.
In January 2014, the FASB issued updated guidance (ASU 2014-04, Receivables-Troubled Debt Restructuring by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure) for

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

troubled debt restructurings clarifying when an in-substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance became effective for annual periods and interim periods within those annual periods that began after December 15, 2014, and was applied prospectively. Adoption of the guidance did not have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.
In January 2014, the FASB issued updated guidance (ASU 2014-01, Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects) regarding investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance in the statement of operations as a component of income tax expense (benefit) if certain conditions are met. The new guidance became effective for annual periods and interim reporting periods within those annual periods that began after December 15, 2014. The Company did not elect the proportional amortization method under this guidance.
In December 2013, the FASB issued updated guidance (ASU 2013-12, Definition of a Public Business Entity-An Addition to the Master Glossary) establishing a single definition of a public entity for use in financial accounting and reporting guidance. The new guidance became effective for all current and future reporting periods and did not have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.
In July 2013, the FASB issued updated guidance (ASU 2013-11, Income Taxes (Topic 740)): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists) regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The new guidance became effective for interim or annual reporting periods that began after December 15, 2013, and was applied prospectively. Adoption of the guidance did not have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.
In July 2013, the FASB issued new guidance (ASU 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes) regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting in addition to the United States Treasury rate and London Interbank Offered Rate (“LIBOR”). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance became effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013, and was applied prospectively. Adoption of the guidance did not have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.
In December 2011 and January 2013, the FASB issued updated guidance (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities) regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). The new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. The new guidance became effective for interim or annual reporting periods that began on or after January 1, 2013, and was applied retrospectively for all comparative periods presented. The disclosures required by this guidance are included in Note 10.
Future Adoption of New Accounting Pronouncements
In May 2014, the FASB issued updated guidance (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)) on accounting for revenue recognition. The guidance is based on the core principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. In August 2015, the FASB issued an update to defer the original effective date of this guidance. As a result of the deferral, the new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2017, and must be applied using one of two retrospective application methods. Early adoption is permitted only for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial position, results of operations and financial statement disclosures.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

In August 2014, the FASB issued updated guidance (ASU 2014-13, Consolidation (Topic 810): Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity) for measuring the financial assets and the financial liabilities of a consolidated collateralized financing entity. Under the guidance, an entity within scope is permitted to measure both the financial assets and financial liabilities of a consolidated collateralized financing entity based on either the fair value of the financial assets or the financial liabilities, whichever is more observable. If adopted, the guidance eliminates the measurement difference that exists when both are measured at fair value. The Company adopted the updated guidance effective January 1, 2016, and applied the modified retrospective method of adoption. This guidance did not have a significant impact on the Company’s consolidated financial position, results of operations, or financial statement disclosures.
In February 2015, the FASB issued updated guidance (ASU 2015-02, Consolidation (Topic 810): Amendments to Consolidation Analysis) that modifies the rules regarding consolidation. The pronouncement eliminates specialized guidance for limited partnerships and similar legal entities, and removes the indefinite deferral for certain investment funds. The new guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015, with early adoption permitted. The Company adopted the updated guidance effective January 1, 2016. This guidance did not have a significant impact on the Company’s consolidated financial position, results of operations, or financial statement disclosures.
In January 2016, the FASB issued updated guidance (ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial assets and financial liabilities. The guidance revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. The new guidance is effective for annual periods and interim reporting periods within those annual periods beginning after December 15, 2017. Early adoption is not permitted except for the provisions related to the presentation of certain fair value changes for financial liabilities measured at fair value. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial position, results of operations and financial statement disclosures.

3.	INVESTMENTS
Fixed Maturities and Equity Securities
The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (3)
	(in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$87,107	$7,170	$228	$94,049	$—
Obligations of U.S. states and their political subdivisions	602,508	24,219	1,958	624,769	—
Foreign government bonds	70,107	3,094	2,791	70,410	—
Public utilities	790,038	30,862	18,402	802,498	—
Redeemable preferred stock	5,316	1,530	145	6,701	—
All other U.S. public corporate securities	2,138,358	81,905	61,142	2,159,121	(217)
All other U.S. private corporate securities	1,085,345	26,299	13,963	1,097,681	—
All other foreign public corporate securities	270,063	8,230	6,508	271,785	—
All other foreign private corporate securities	784,283	9,933	42,528	751,688	—
Asset-backed securities (1)	431,578	6,203	2,650	435,131	(3,056)
Commercial mortgage-backed securities	396,160	10,614	2,429	404,345	—
Residential mortgage-backed securities (2)	114,943	7,876	65	122,754	(690)
Total fixed maturities, available-for-sale	$6,775,806	$217,935	$152,809	$6,840,932	$(3,963)
Equity securities, available-for-sale
Common stocks:
Mutual funds	$54,543	$256	$3,030	$51,769
Public utilities	66	2	29	39
Industrial, miscellaneous & other	—	165	—	165
Non-redeemable preferred stocks	—	—	—	—
Total equity securities, available-for-sale	$54,609	$423	$3,059	$51,973

(1)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of OTTI losses in AOCI, which were not included in earnings. Amount excludes $9 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2014(4)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (3)
	(in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$83,372	$8,711	$1	$92,082	$—
Obligations of U.S. states and their political subdivisions	310,518	15,323	187	325,654	—
Foreign government bonds	35,228	3,284	14	38,498	—
Public utilities	683,652	62,060	3,288	742,424	—
Redeemable preferred stock	3,185	763	137	3,811	—
All other U.S. public corporate securities	2,042,843	143,969	10,280	2,176,532	(247)
All other U.S. private corporate securities	983,361	47,266	2,106	1,028,521	—
All other foreign public corporate securities	182,884	12,468	1,019	194,333	—
All other foreign private corporate securities	534,716	24,236	7,415	551,537	—
Asset-backed securities (1)	395,180	8,281	1,210	402,251	(3,531)
Commercial mortgage-backed securities	482,769	17,978	1,868	498,879	—
Residential mortgage-backed securities (2)	129,165	10,902	25	140,042	(836)
Total fixed maturities, available-for-sale	$5,866,873	$355,241	$27,550	$6,194,564	$(4,614)
Equity securities, available-for-sale
Common stocks:
Mutual funds	$28,470	$468	$295	$28,643
Public utilities	66	23	—	89
Industrial, miscellaneous & other	5	173	—	178
Non-redeemable preferred stocks	340	250	—	590
Total equity securities, available-for-sale	$28,881	$914	$295	$29,500

(1)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of OTTI losses in AOCI, which were not included in earnings. Amount excludes $10 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(4)	Prior period amounts are presented on a basis consistent with the current period presentation.
The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2015, are as follows:

	Available-for-Sale
	Amortized Cost	Fair Value
	(in thousands)
Due in one year or less	$264,119	$262,759
Due after one year through five years	1,133,468	1,171,399
Due after five years through ten years	1,423,371	1,418,482
Due after ten years	3,012,167	3,026,062
Asset-backed securities	431,578	435,131
Commercial mortgage-backed securities	396,160	404,345
Residential mortgage-backed securities	114,943	122,754
Total	$6,775,806	$6,840,932
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above as they are not due at a single maturity date.
The following table depicts the sources of fixed maturity and equity security proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	2015	2014	2013
		(in thousands)
Fixed maturities, available-for-sale
Proceeds from sales	$171,589	$245,618	$816,125
Proceeds from maturities/repayments	642,503	656,249	760,433
Gross investment gains from sales, prepayments and maturities	12,496	20,394	60,261
Gross investment losses from sales and maturities	(1,528)	(2,704)	(22,380)
Equity securities, available-for-sale
Proceeds from sales	$5,732	$17,873	$13,606
Gross investment gains from sales	400	1,085	1,337
Gross investment losses from sales	—	—	(791)
Fixed maturity and equity security impairments
Net writedowns for other-than-temporary impairment losses on fixed maturities recognized in earnings (1)	$(1,463)	$(127)	$(4,441)
Writedowns for impairments on equity securities	(3)	—	(67)

(1)
Excludes the portion of OTTI recorded in “Other comprehensive income (loss),” representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities is recognized in “Other comprehensive income” (“OCI”). For these securities, the net amount recognized in earnings (“credit loss impairments”) represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

	Year Ended December 31,
	2015	2014
	(in thousands)
Balance, beginning of period	$8,729	$14,660
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(1,719)	(6,533)
Credit loss impairments recognized in the current period on securities not previously impaired	—	—
Additional credit loss impairments recognized in the current period on securities previously impaired	71	—
Increases due to the passage of time on previously recorded credit losses	213	1,098
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(253)	(496)
Balance, end of period	$7,041	$8,729

Trading Account Assets
The following table sets forth the composition of “Trading account assets” as of the dates indicated:

	December 31, 2015		December 31, 2014
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities	$50,565	$46,364	$43,490	$44,121
Equity securities	14,761	18,248	3,447	5,540
Total trading account assets	$65,326	$64,612	$46,937	$49,661
The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within “Other income,” was $(3.4) million, $(0.7) million and $2.7 million during the years ended December 31, 2015, 2014 and 2013, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Commercial Mortgage and Other Loans
The Company’s commercial mortgage and other loans are comprised as follows, as of the dates indicated:

	December 31, 2015		December 31, 2014
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Retail	$440,767	26.7%	$439,679	26.2%
Apartments/Multi-Family	445,379	27.0	401,568	23.9
Industrial	254,884	15.4	286,104	17.1
Office	226,332	13.6	244,072	14.6
Other	92,581	5.6	99,083	5.9
Hospitality	85,910	5.2	92,126	5.5
Total commercial mortgage loans	1,545,853	93.5	1,562,632	93.2
Agricultural property loans	106,623	6.5	114,665	6.8
Total commercial mortgage and agricultural property loans by property type	1,652,476	100.0%	1,677,297	100.0%
Valuation allowance	(2,651)		(4,154)
Total net commercial mortgage and agricultural property loans by property type	1,649,825		1,673,143
Other loans
Uncollateralized loans	8,410		8,410
Valuation allowance	—		—
Total net other loans	8,410		8,410
Total commercial mortgage and other loans	$1,658,235		$1,681,553
The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States (with the largest concentrations in California (23%), Texas (12%), and New Jersey (9%)) and include loans secured by properties in Australia and Europe at December 31, 2015.
Activity in the allowance for credit losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

	December 31, 2015	December 31, 2014	December 31, 2013
	(in thousands)
Allowance for credit losses, beginning of year	$4,154	$8,904	$6,028
Addition to (release of) allowance for losses	(1,503)	(1,832)	2,876
Charge-offs, net of recoveries	—	(2,918)	—
Total ending balance (1)	$2,651	$4,154	$8,904

(1)	Agricultural loans represent less than $0.1 million of the ending allowance at both December 31, 2015 and 2014 and $0.3 million at December 31, 2013.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

	December 31, 2015	December 31, 2014
	(in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment (1)	$—	$940
Collectively evaluated for impairment (2)	2,651	3,214
Total ending balance	$2,651	$4,154
Recorded Investment (3):
Gross of reserves: individually evaluated for impairment (1)	$287	$15,875
Gross of reserves: collectively evaluated for impairment (2)	1,660,599	1,669,832
Total ending balance, gross of reserves	$1,660,886	$1,685,707

(1)
There were $0.3 million and $0.0 million agricultural loans individually evaluated for impairment at December 31, 2015 and 2014, respectively. There were no uncollateralized loans individually evaluated for impairment at both December 31, 2015 and 2014.

(2)
Agricultural loans collectively evaluated for impairment had a recorded investment of $107 million and $115 million at December 31, 2015 and 2014, respectively, and a related allowance of less than $0.1 million at both period ends. Uncollateralized loans collectively evaluated for impairment had a recorded investment of $8 million at both December 31, 2015 and 2014, and no related allowance at both period ends.

(3)	Recorded investment reflects the balance sheet carrying value gross of related allowance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. There were no impaired commercial mortgage and other loans identified in management’s specific review of probable loan losses and no related allowance as of December 31, 2015. Impaired commercial mortgage and other loans identified in management’s specific review of probable loan losses as of December 31, 2014, had a recorded investment and unpaid principal balance of $15.9 million and related allowance of $0.9 million, primarily related to other property types. At both December 31, 2015 and 2014, the Company held no impaired agricultural or uncollateralized loans. Net investment income recognized on impaired commercial mortgage loans totaled $0.8 million for the years ended December 31, 2015 and 2014.
Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans’ expected future cash flows equals or exceeds the recorded investment. The Company had no such loans at both December 31, 2015 and 2014. See Note 2 for information regarding the Company’s accounting policies for non-performing loans.
The following tables set forth certain key credit quality indicators as of December 31, 2015 and 2014, based upon the recorded investment gross of allowance for credit losses.
Total commercial mortgage and agricultural property loans

	Debt Service Coverage Ratio - December 31, 2015
	Greater than 1.2X	1.0X to <1.2X	Less than 1.0X	Total
	(in thousands)
Loan-to-Value Ratio
0%-59.99%	$1,004,751	$35,579	$6,762	$1,047,092
60%-69.99%	378,799	4,969	4,016	387,784
70%-79.99%	197,208	12,471	—	209,679
Greater than 80%	—	2,938	4,983	7,921
Total commercial mortgage and agricultural property loans	$1,580,758	$55,957	$15,761	$1,652,476

	Debt Service Coverage Ratio - December 31, 2014
	Greater than 1.2X	1.0X to <1.2X	Less than 1.0X	Total
	(in thousands)
Loan-to-Value Ratio
0%-59.99%	$997,610	$24,491	$9,393	$1,031,494
60%-69.99%	372,958	15,741	13,981	402,680
70%-79.99%	177,956	31,463	3,493	212,912
Greater than 80%	2,991	22,068	5,152	30,211
Total commercial mortgage and agricultural property loans	$1,551,515	$93,763	$32,019	$1,677,297

As of December 31, 2015 and 2014, $1.7 billion of commercial mortgage and other loans were in current status. As of December 31, 2015 and 2014, $0.3 million and $0 of commercial mortgage and other loans were classified as past due, respectively. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.
Based upon the recorded investment gross of allowance for credit losses, there were no commercial mortgage and other loans in nonaccrual status as of December 31, 2015. Based upon the recorded investment gross of allowance for credit losses, $15.9 million of commercial mortgage and other loans were in nonaccrual status as of December 31, 2014. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans.
For the years ended December 31, 2015 and 2014, there were no commercial mortgage and other loans acquired, other than those through direct origination, nor were there any commercial mortgage and other loans sold.
The Company’s commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2015 and 2014, the Company had no significant commitments to borrowers that have been involved in a troubled debt restructuring. For the years ended December 31, 2015 and 2014, there were no new troubled debt restructurings related to commercial mortgage and other loans and no payment defaults on commercial mortgage and other loans that were modified as a troubled debt restructuring within the 12 months preceding each respective year. See Note 2 for additional information relating to the accounting for troubled debt restructurings.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of both December 31, 2015 and 2014, the Company did not have any foreclosed residential real estate property.

Other Long-Term Investments
The following table sets forth the composition of “Other long-term investments” at December 31 for the years indicated.

	2015	2014
	(in thousands)
Company’s investment in separate accounts	$28,567	$25,761
Joint ventures and limited partnerships	280,570	244,330
Derivatives	70,100	28,052
Total other long-term investments	$379,237	$298,143

As of both December 31, 2015 and 2014, the Company had no significant equity method investments.

Net Investment Income
Net investment income for the years ended December 31, was from the following sources:

	2015	2014	2013
	(in thousands)
Fixed maturities, available-for-sale	$269,073	$262,532	$278,747
Equity securities, available-for-sale	2	2	1
Trading account assets	2,800	1,018	657
Commercial mortgage and other loans	86,354	81,848	84,006
Policy loans	62,304	60,847	59,287
Short-term investments and cash equivalents	1,042	528	654
Other long-term investments	17,739	16,962	15,023
Gross investment income	439,314	423,737	438,375
Less: investment expenses	(22,727)	(19,719)	(19,364)
Net investment income	$416,587	$404,018	$419,011
Carrying value for non-income producing assets included $0.4 million in fixed maturities as of December 31, 2015. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2015.
As of both December 31, 2015 and 2014, the Company had no significant low income housing tax credit investments.

Realized Investment Gains (Losses), Net
Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

	2015	2014	2013
	(in thousands)
Fixed maturities	$9,505	$17,563	$33,440
Equity securities	397	1,085	480
Commercial mortgage and other loans	1,503	4,644	5,494
Joint ventures and limited partnerships	320	210	(83)
Derivatives	(220,292)	90,556	(52,799)
Other	29	9	18
Realized investment gains (losses), net	$(208,538)	$114,067	$(13,450)

Accumulated Other Comprehensive Income (Loss)
The balance of and changes in each component of “Accumulated other comprehensive income (loss)” for the years ended December 31, are as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses) (1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2012	$257	$267,204	$267,461
Change in component during period (2)	146	(210,961)	(210,815)
Balance, December 31, 2013	$403	$56,243	$56,646
Change in component during period (2)	(470)	122,515	122,045
Balance, December 31, 2014	$(67)	$178,758	$178,691
Change in other comprehensive income before reclassifications	(507)	(164,799)	(165,306)
Amounts reclassified from AOCI	—	(9,902)	(9,902)
Income tax benefit (expense)	177	61,145	61,322
Balance, December 31, 2015	$(397)	$65,202	$64,805

(1)	Includes cash flow hedges of $48 million, $12 million, and $(5) million as of December 31, 2015, 2014 and 2013, respectively.

(2)	Net of taxes.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate (3)	$4,286	$6,594	$329
Net unrealized investment gains (losses) on available-for-sale securities (4)	5,616	12,055	33,591
Total net unrealized investment gains (losses)	9,902	18,649	33,920
Total reclassifications for the period	$9,902	$18,649	$33,920

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 10 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains and losses on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits and Policyholders’ Account Balances(2)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2012	$(618)	$295	$563	$(115)	$125
Net investment gains (losses) on investments arising during the period	1,053	—	—	(369)	684
Reclassification adjustment for (gains) losses included in net income	4,114	—	—	(1,440)	2,674
Reclassification adjustment for OTTI losses excluded from net income(1)	(51)	—	—	18	(33)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	—	(3,619)	—	1,266	(2,353)
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders’ account balances	—	—	1,256	(439)	817
Balance, December 31, 2013	$4,498	$(3,324)	$1,819	$(1,079)	$1,914
Net investment gains (losses) on investments arising during the period	996	—	—	(348)	648
Reclassification adjustment for (gains) losses included in net income	(161)	—	—	56	(105)
Reclassification adjustment for OTTI losses excluded from net income(1)	—	—	—	—	—
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	—	786	—	(275)	511
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders’ account balances	—	—	(591)	206	(385)
Balance, December 31, 2014	$5,333	$(2,538)	$1,228	$(1,440)	$2,583
Net investment gains (losses) on investments arising during the period	107	—	—	(37)	70
Reclassification adjustment for (gains) losses included in net income	(251)	—	—	88	(163)
Reclassification adjustment for OTTI losses excluded from net income(1)	7	—	—	(2)	5
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	—	1,188	—	(416)	772
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders’ account balances	—	—	(114)	40	(74)
Balance, December 31, 2015	$5,196	$(1,350)	$1,114	$(1,767)	$3,193

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Balances are net of reinsurance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains and Losses in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits and Policyholders’ Account Balances(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2012	$505,100	$(220,208)	$125,833	$(143,646)	$267,079
Net investment gains (losses) on investments arising during the period	(343,964)	—	—	120,388	(223,576)
Reclassification adjustment for (gains) losses included in net income	(38,034)	—	—	13,312	(24,722)
Reclassification adjustment for OTTI losses excluded from net income(1)	51	—	—	(18)	33
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	—	177,178	—	(62,012)	115,166
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders’ account balances	—	—	(122,540)	42,889	(79,651)
Balance, December 31, 2013	$123,153	$(43,030)	$3,293	$(29,087)	$54,329
Net investment gains (losses) on investments arising during the period	239,912	—	—	(83,969)	155,943
Reclassification adjustment for (gains) losses included in net income	(18,488)	—	—	6,471	(12,017)
Reclassification adjustment for OTTI losses excluded from net income(1)	—	—	—	—	—
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	—	(69,799)	—	24,430	(45,369)
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders’ account balances	—	—	35,829	(12,540)	23,289
Balance, December 31, 2014	$344,577	$(112,829)	$39,122	$(94,695)	$176,175
Net investment gains (losses) on investments arising during the period	(223,082)	—	—	78,078	(145,004)
Reclassification adjustment for (gains) losses included in net income	(9,651)	—	—	3,378	(6,273)
Reclassification adjustment for OTTI losses excluded from net income(1)	(7)	—	—	2	(5)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	—	93,577	—	(32,752)	60,825
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders’ account balances	—	—	(36,475)	12,766	(23,709)
Balance, December 31, 2015	$111,837	$(19,252)	$2,647	$(33,223)	$62,009

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 10 for information on cash flow hedges.

(3)	Balances are net of reinsurance.

Net Unrealized Gains (Losses) on Investments by Asset Class
The table below presents net unrealized gains (losses) on investments by asset class as of the dates indicated:

	2015	2014	2013

	(in thousands)
Fixed maturity securities on which an OTTI loss has been recognized	$5,196	$5,333	$4,498
Fixed maturity securities, available-for-sale—all other	59,930	322,358	107,970
Equity securities, available-for-sale	(2,636)	619	204
Derivatives designated as cash flow hedges(1)	48,271	11,585	(4,701)
Other investments	6,272	10,015	19,680
Net unrealized gains (losses) on investments	$117,033	$349,910	$127,651

(1)	See Note 10 for more information on cash flow hedges.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, at December 31 for the years indicated:

	2015
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of
U.S. government authorities and agencies	$5,985	$228	$—	$—	$5,985	$228
Obligations of U.S. states and their political subdivisions	77,756	1,958	—	—	77,756	1,958
Foreign government bonds	44,854	1,940	1,813	851	46,667	2,791
Public utilities	323,086	13,151	26,094	5,251	349,180	18,402
All other U.S. public corporate securities	802,158	49,343	61,110	11,799	863,268	61,142
All other U.S. private corporate securities	323,218	12,476	17,103	1,487	340,321	13,963
All other foreign public corporate securities	121,662	5,098	6,079	1,410	127,741	6,508
All other foreign private corporate securities	284,191	14,234	154,791	28,439	438,982	42,673
Asset-backed securities	249,084	1,565	93,675	1,085	342,759	2,650
Commercial mortgage-backed securities	129,765	2,350	4,221	79	133,986	2,429
Residential mortgage-backed securities	18,435	59	1,519	6	19,954	65
Total	$2,380,194	$102,402	$366,405	$50,407	$2,746,599	$152,809
Equity securities, available-for-sale	$35,869	$2,339	$9,281	$720	$45,150	$3,059

	2014(1)
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of
U.S. government authorities and agencies	$994	$1	$—	$—	$994	$1
Obligations of U.S. states and their political subdivisions	9,852	125	2,886	62	12,738	187
Foreign government bonds	2,246	14	—	—	2,246	14
Public utilities	30,974	1,618	45,756	1,670	76,730	3,288
All other U.S. public corporate securities	130,922	3,385	221,396	6,895	352,318	10,280
All other U.S. private corporate securities	73,317	1,475	26,781	631	100,098	2,106
All other foreign public corporate securities	15,768	1,019	—	—	15,768	1,020
All other foreign private corporate securities	136,341	7,315	12,808	237	149,149	7,551
Asset-backed securities	209,774	737	54,711	473	264,485	1,210
Commercial mortgage-backed securities	15,824	155	87,606	1,713	103,430	1,868
Residential mortgage-backed securities	776	11	3,878	14	4,654	25
Total	$626,788	$15,855	$455,822	$11,695	$1,082,610	$27,550
Equity securities, available-for-sale	$14,706	$295	$—	$—	$14,706	$295

(1)	Prior period amounts are presented on a basis consistent with the current period presentation.

The gross unrealized losses on fixed maturity securities at December 31, 2015 and 2014, were composed of $133.6 million and $21.3 million, respectively, related to high or highest quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $19.2 million and $6.3 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2015, the $50.4 million of gross unrealized losses of twelve months or more were concentrated in the energy, consumer non-cyclical, utility and finance sectors of the Company’s corporate securities. At December 31, 2014, the $11.7 million of gross unrealized losses of twelve months or more were concentrated in the

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

energy, consumer non-cyclical, consumer cyclical and utility sectors of the Company’s corporate securities and commercial-mortgage backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at December 31, 2015 or 2014. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to general credit spread widening and foreign currency exchange rate movements. At December 31, 2015, the Company does not intend to sell these securities and it is not more likely than not that the Company will be required to sell these securities before the anticipated recovery of its remaining amortized cost basis.
At both December 31, 2015 and 2014, none of the gross unrealized losses related to equity securities represented declines in value of greater than 20%. In accordance with its policy described in Note 2, the Company concluded that an adjustment for OTTI for these equity securities was not warranted at either December 31, 2015 or 2014.
Securities Lending and Repurchase Agreements
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of December 31, 2015, the Company had $40 million of securities lending transactions recorded as "Cash collateral for loaned securities," comprised of $33 million in corporate securities and $7 million in foreign government bonds. Of the $40 million of securities lending transactions, $38 million have a remaining contractual maturity that is overnight and continuous, while the other $2 million have a remaining contractual maturity of up to thirty days. As of December 31, 2015, the Company had no repurchase transactions.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. At December 31, the carrying value of investments pledged to third parties as reported in the Consolidated Statements of Financial Position included the following:

	2015	2014
	(in thousands)
Fixed maturity securities, available-for-sale	$38,421	$63,100
Total securities pledged	$38,421	$63,100
As of December 31, 2015 and 2014, the carrying amount of the associated liabilities supported by the pledged collateral was $40 million and $65 million, respectively, all of which was “Cash collateral for loaned securities.”
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. The fair value of this collateral was $156 million and $94 million at December 31, 2015 and 2014, respectively, none of which had either been sold or repledged.
Fixed maturities of $4 million at both December 31, 2015 and 2014 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.	DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, were as follows:

	2015	2014	2013
	(in thousands)
Balance, beginning of year	$5,066,855	$5,034,299	$3,679,061
Capitalization of commissions, sales and issue expenses	616,002	626,718	822,075
Amortization-Impact of assumption and experience unlocking and true-ups	108,563	272,385	(9,167)
Amortization-All other	(771,207)	(708,554)	533,478
Change in unrealized investment gains and losses	91,160	(67,056)	167,880
Ceded DAC upon Coinsurance Treaty with PAR U and PURC (See Note 12)	—	(90,937)	(159,028)
Balance, end of year	$5,111,373	$5,066,855	$5,034,299
DAC include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with PARCC, PAR Term, Term Re, PAR U and PURC, reductions for the initial balance transferred to PAR U and PURC at inception of the coinsurance agreements and the pass through of the GUL business related to the acquisition of The Hartford Life business assumed from Prudential Insurance and subsequently retroceded to PAR U as discussed in Note 12.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Capitalization balances related to reinsurance amounted to $435 million, $337 million and $285 million in 2015, 2014 and 2013, respectively. Amortization balances related to reinsurance amounted to $150 million, $204 million and $89 million in 2015, 2014 and 2013, respectively. Reinsurance impacts to the change in unrealized gains/(losses) resulted in decreases in the deferred acquisition cost asset of $127 million and $161 million in 2015 and 2013, respectively, and an increase in the deferred acquisition cost asset of $142 million in 2014.

5.	POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31, are as follows:

	2015	2014

	(in thousands)
Life insurance – domestic	$8,109,868	$7,285,791
Life insurance – Taiwan	1,163,999	1,151,882
Individual and group annuities and supplementary contracts	519,462	457,324
Other contract liabilities	5,238,061	5,020,333
Total future policy benefits and other policyholder liabilities	$15,031,390	$13,915,330
Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 2.3% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwan reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 8.8%, with approximately 0.9% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefit related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 0.9% to 4.4%. See Note 6 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.
Policyholders’ Account Balances
Policyholders’ account balances at December 31, for the years indicated were as follows:

	2015	2014

	(in thousands)
Universal life contracts	$13,304,213	$11,906,915
Individual annuities	2,549,289	2,088,468
Guaranteed interest accounts	363,332	413,074
Other	947,871	841,598
Total policyholders’ account balances	$17,164,705	$15,250,055
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.6% to 4.5% for universal life contracts. Interest crediting rates for individual annuities may range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 6.0%. Interest crediting rates range from 0.5% to 8.0% for other. Included in universal life contracts at December 31, 2015, are $5.0 billion GUL business assumed from Prudential Insurance in connection with the acquisition of The Hartford Life Business.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

6.	CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior.
The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits and other policyholder liabilities”. As of December 31, 2015 and 2014, the Company had the following guarantees associated with these contracts, by product and guarantee type:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2015		December 31, 2014
	In the Event of Death	At Annuitization/ Accumulation (1)	In the Event of Death	At Annuitization/ Accumulation (1)

Variable Annuity Contracts	(in thousands)
Return of Net Deposits
Account value	$79,034,807	N/A	$77,862,297	N/A
Net amount at risk	385,773	N/A	$40,701	N/A
Average attained age of contractholders	64 years	N/A	63 years	N/A
Minimum return or contract value
Account value	$20,113,504	$89,935,139	$21,123,437	$89,367,950
Net amount at risk	$2,349,232	$2,633,207	$1,365,085	$1,277,406
Average attained age of contractholders	68 years	64 years	67 years	63 years
Average period remaining until earliest expected annuitization	N/A	0	N/A	0.03 years

(1)	Includes income and withdrawal benefits as described herein

	December 31, 2015	December 31, 2014

	In the Event of Death
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees (1)
Separate account value	$2,907,924	$3,022,615
General account value	$5,449,616	$4,560,768
Net amount at risk	$103,714,953	$88,749,362
Average attained age of contractholders	54 years	54 years

(1)	Excludes assumed reinsurance of GUL business from The Hartford Life Business that is retroceded 100% to PARU.
Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2015	December 31, 2014

	(in thousands)
Equity funds	$59,671,583	$60,982,384
Bond funds	33,045,700	30,825,335
Money market funds	3,808,758	4,928,870
Total	$96,526,041	$96,736,589
In addition to the above mentioned amounts invested in separate account investment options, $2.6 billion and $2.2 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature, were invested in general account investment options as of December 31, 2015 and 2014, respectively. For the years ended December 31, 2015, 2014 and 2013 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits and other policyholder liabilities” and the related changes in the liabilities are included in “Policyholders' benefits”. Guaranteed minimum income and withdrawal benefits (“GMIWB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”) features are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits and other policyholder liabilities”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 9 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity
	(in thousands)
Balance as of December 31, 2012	$202,067	$304,987	$54,386	$1,417,890	$1,979,330
Incurred guarantee benefits (1) (2)	28,033	101,484	(30,882)	(1,766,290)	(1,667,655)
Paid guarantee benefits	(26,306)	(3,090)	(1,148)	—	(30,544)
Other (3)	4,060	1,340,869	98	—	1,345,027
Balance as of December 31, 2013	$207,854	$1,744,250	$22,454	$(348,400)	$1,626,158
Incurred guarantee benefits (1)(2)	131,594	785,583	17,905	5,342,010	6,277,092
Paid guarantee benefits	(22,079)	(18,192)	(853)	—	(41,124)
Other	3,848	283,668	175	—	287,691
Balance as of December 31, 2014	$321,217	$2,795,309	$39,681	$4,993,610	$8,149,817
Incurred guarantee benefits (1) (2)	95,747	509,723	(6,900)	211,825	810,395
Paid guarantee benefits	(34,021)	(21,811)	(1,938)	—	(57,770)
Other	(6,049)	(193,207)	(225)	—	(199,481)
Balance as of December 31, 2015	$376,894	$3,090,014	$30,618	$5,205,435	$8,702,961

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as embedded derivatives.

(2)	Incurred benefits include GMDB liabilities assumed related to The Hartford Life Business, which was subsequently 100% retroceded to PAR Universal.

(3)	Includes $1.5 billion related to the initial GMDB liability assumed related to The Hartford Life Business, which was subsequently 100% retroceded to PAR Universal.
The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess death benefits. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess income benefits. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option (“GRO”) features, which includes an asset transfer feature that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company’s

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company generally defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements” in the Company’s Consolidated Statements of Financial Position. The Company offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

	2015	2014	2013
	(in thousands)
Balance, beginning of year	$836,791	$989,889	$787,891
Capitalization	6,462	9,112	20,871
Amortization-Impact of assumption and experience unlocking and true-ups	21,829	34,420	14,613
Amortization-All other	(183,843)	(194,673)	160,835
Change in unrealized investment gains (losses)	3,605	(1,957)	5,679
Balance, end of year	$684,844	$836,791	$989,889

7.	STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income for the Company, including its subsidiary PLNJ, amounted to $593 million, $169 million and $634 million for the years ended December 31, 2015, 2014 and 2013, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $2,796 million and $2,656 million at December 31, 2015 and 2014, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $280 million in 2016 without prior approval. The Company paid dividends to Prudential Insurance of $430 million, $748 million and $423 million in 2015, 2014 and 2013, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

8.	INCOME TAXES
The components of income tax expense (benefit) for the years ended December 31, were as follows:

	2015	2014	2013

	(in thousands)
Current tax expense (benefit):
U.S. Federal	$105,992	$112,742	$250,601
State and local	129	—	—
Total	106,121	112,742	250,601
Deferred tax expense (benefit):
U.S. Federal	(114,126)	27,631	315,819
Total	(114,126)	27,631	315,819
Total income tax expense (benefit) from operations	(8,005)	140,373	566,420
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(61,322)	65,717	(113,517)
Additional paid-in capital	(6,560)	(6,507)	(7,574)
Total income tax expense (benefit)	$(75,887)	$199,583	$445,329
In July 2014, the IRS issued guidance relating to the hedging of variable annuity guaranteed minimum benefits (“Hedging IDD”). The Hedging IDD provides an elective safe harbor tax accounting method for certain contracts which permits the current deduction of losses and the deferral of gains for hedging activities that can be applied to open years under IRS examination beginning with the earliest open year. The Company applies this tax accounting method for hedging gains and losses covered by the Hedging IDD beginning with 2013. As a result of applying such accounting method in 2014, the Company's 2014 U.S. current tax expense includes a tax benefit of $15 million and a corresponding reduction of deferred tax assets.
The Company’s actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from operations before income taxes for the following reasons:

	2015	2014	2013
	(in thousands)
Expected federal income tax expense	$176,712	$324,169	$736,621
Non-taxable investment income	(161,407)	(152,844)	(149,933)
Tax credits	(24,232)	(32,881)	(20,935)
Other	922	1,929	667
Total income tax expense (benefit) on continuing operations	$(8,005)	$140,373	$566,420

The dividends received deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above, and as such, is a major reason for the difference between the Company’s effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2014 and current year results, and was adjusted to take into account the current year’s equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive (“IDD”) confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. In February 2014, the IRS released Revenue Ruling 2014-7, which modified and superseded Revenue Ruling 2007-54, by removing the provisions of Revenue Ruling 2007-54 related to the methodology to be followed in calculating the DRD and making Revenue Ruling 2007-61 obsolete. These activities had no impact on the Company’s 2013, 2014 or 2015 results. However, there remains

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration’s budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company’s consolidated net income.
Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

	2015	2014
	(in thousands)
Deferred tax assets
Insurance reserves	$1,646,137	$1,629,234
Other	1,442	821
Deferred tax assets	1,647,579	1,630,055
Deferred tax liabilities
Deferred policy acquisition costs	1,392,279	1,407,473
Deferred sales inducements	239,695	292,877
Net unrealized gains on securities	23,991	118,745
Investments	69,163	70,517
Deferred tax liabilities	1,725,128	1,889,612
Net deferred tax asset (liability)	$(77,549)	$(259,557)
The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company had no valuation allowance as of December 31, 2015 and 2014.
Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s income (loss) from operations before income taxes includes income (loss) from domestic operations of $505 million, $926 million and $2,105 million, and no income from foreign operations for the years ended December 31, 2015, 2014 and 2013, respectively.
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). As of December 31, 2015 and 2014, the Company recognized nothing in the Consolidated Statements of Operations and Comprehensive Income and recognized no liabilities in the Consolidated Statements of Financial Position for tax-related interest and penalties. The Company had no unrecognized tax benefits for the years ended December 31, 2015, 2014 and 2013. The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
At December 31, 2015, the Company remains subject to examination in the U.S. for tax years 2007 through 2015.
For tax years 2007 through 2016, the Company is participating in the IRS’s Compliance Assurance Program (“CAP”). Under CAP, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolutions program are available to resolve the disagreements in a timely manner before the tax returns are filed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

9.	FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments and equity securities that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value ("NAV")), certain short-term investments and certain cash equivalents, and certain over-the-counter ("OTC") derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured OTC derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

Assets and Liabilities by Hierarchy Level The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2015
	Level 1	Level 2	Level 3	Netting (1)	Total

	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$—	$94,049	$—	$—	$94,049
Obligations of U.S. states and their political subdivisions	—	624,769	—	—	624,769
Foreign government bonds	—	70,410	—	—	70,410
U.S. corporate public securities	—	2,635,551	55,003	—	2,690,554
U.S. corporate private securities	—	1,322,213	22,716	—	1,344,929
Foreign corporate public securities	—	275,349	—	—	275,349
Foreign corporate private securities	—	760,869	17,773	—	778,642
Asset-backed securities (5)	—	261,784	173,347	—	435,131
Commercial mortgage-backed securities	—	404,345	—	—	404,345
Residential mortgage-backed securities	—	122,754	—	—	122,754
Sub-total	—	6,572,093	268,839	—	6,840,932
Trading account assets:
Corporate securities	—	44,374	—	—	44,374
Asset-backed securities (5)	—	1,990	—	—	1,990
Equity securities	—	—	18,248	—	18,248
Sub-total	—	46,364	18,248	—	64,612
Equity securities, available-for-sale	39	51,769	165	—	51,973
Short-term investments	18,713	36,093	—	—	54,806
Cash equivalents	50,998	143,927	—	—	194,925
Other long-term investments	—	297,394	7,033	(230,554)	73,873
Reinsurance recoverables	—	—	4,940,011	—	4,940,011
Receivables from parent and affiliates	—	157,625	5,000	—	162,625
Sub-total excluding separate account assets	69,750	7,305,265	5,239,296	(230,554)	12,383,757
Separate account assets (2)	—	108,967,162	382,959	—	109,350,121
Total assets	$69,750	$116,272,427	$5,622,255	$(230,554)	$121,733,878
Future policy benefits (3)	$—	$—	$5,205,434	$—	$5,205,434
Payables to parent and affiliates	—	32,849	—	(32,849)	—
Total liabilities	$—	$32,849	$5,205,434	$(32,849)	$5,205,434

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2014(4)
	Level 1	Level 2	Level 3	Netting (1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$—	$92,082	$—	$—	$92,082
Obligations of U.S. states and their political subdivisions	—	325,654	—	—	325,654
Foreign government bonds	—	38,498	—	—	38,498
U.S. corporate public securities	—	2,594,010	61,092	—	2,655,102
U.S. corporate private securities	—	1,239,006	14,539	—	1,253,545
Foreign corporate public securities	—	206,848	—	—	206,848
Foreign corporate private securities	—	572,493	9,170	—	581,663
Asset-backed securities (5)	—	302,034	100,217	—	402,251
Commercial mortgage-backed securities	—	498,879	—	—	498,879
Residential mortgage-backed securities	—	140,042	—	—	140,042
Sub-total	—	6,009,546	185,018	—	6,194,564
Trading account assets:
Corporate securities	—	42,131	—	—	42,131
Asset-backed securities (5)	—	1,990	—	—	1,990
Equity securities	—	—	5,540	—	5,540
Sub-total	—	44,121	5,540	—	49,661
Equity securities, available-for-sale	107	28,643	750	—	29,500
Short-term investments	6,997	114,275	—	—	121,272
Cash equivalents	41,584	26,259	—	—	67,843
Other long-term investments	—	242,523	2,115	(215,066)	29,572
Reinsurance recoverables	—	—	4,897,545	—	4,897,545
Receivables from parent and affiliates		158,469	19,203	—	177,672
Sub-total excluding separate account assets	48,688	6,623,836	5,110,171	(215,066)	11,567,629
Separate account assets (2)	—	108,891,268	302,924	—	109,194,192
Total assets	$48,688	$115,515,104	$5,413,095	$(215,066)	$120,761,821
Future policy benefits (3)	$—	$—	$4,993,611	$—	$4,993,611
Payables to parent and affiliates	—	58,687	—	(58,687)	—
Total liabilities	$—	$58,687	$4,993,611	$(58,687)	$4,993,611

(1)
“Netting” amounts represent cash collateral of $198 million and $156 million as of December 31, 2015 and 2014, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Statements of Financial Position.

(3)
For the year ended December 31, 2015, the net embedded derivative liability position of $5,205 million includes $655 million of embedded derivatives in an asset position and $5,860 million of embedded derivatives in a liability position. For the year ended December 31, 2014, the net embedded derivative liability position of $4,994 million includes $577 million of embedded derivatives in an asset position and $5,571 million of embedded derivatives in a liability position.

(4)	Prior period amounts are presented on a basis consistent with the current period presentation.

(5)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2015 and 2014, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Trading Account Assets - Trading account assets consist primarily of corporate securities, asset-backed securities and perpetual preferred stock whose fair values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and below under “Equity Securities.”
Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.
Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other long-term investments,” or as liabilities, within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk (“NPR”), liquidity and other factors. For derivative positions included within Level 3 of the fair value hierarchy, liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.
The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

To reflect the market’s perception of the Company's counterparty’s NPR, the Company incorporates additional spreads over LIBOR into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.
Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.
Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and, these investments have primarily been classified within Level 2.
Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, mutual funds, and real estate investments for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity whose fair value are determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance Recoverables” or “Other Liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future Policy Benefits.” The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
The Company also has an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (see Note 12). Under this agreement, the Company pays a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk is accounted for as an embedded derivative which is included in “Reinsurance recoverables”. The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that is attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative include capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates.
Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the optional living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to contractholders less the present value of future expected rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Transfers between Levels 1 and 2 - Overall, transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are generally reported as the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company’s Separate Account. During the year ended December 31, 2015, there were no transfers between Level 1 and Level 2. During the year ended December 31, 2014, $884 million was transferred from Level 1 to Level 2.
Level 3 Assets and Liabilities by Price Source - The tables below present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

	As of December 31, 2015
	Internal (1)	External (2)	Total
	(in thousands)
Corporate securities	$40,492	$55,000	$95,492
Asset-backed securities	158	173,189	173,347
Equity securities	165	18,248	18,413
Other long-term investments	3,260	3,773	7,033
Reinsurance recoverables	4,940,011	—	4,940,011
Receivables from parent and affiliates	—	5,000	5,000
Subtotal excluding separate account assets	4,984,086	255,210	5,239,296
Separate account assets	88,048	294,911	382,959
Total assets	$5,072,134	$550,121	$5,622,255
Future policy benefits	$5,205,434	$—	$5,205,434
Total liabilities	$5,205,434	$—	$5,205,434

	As of December 31, 2014
	Internal (1)	External (2)	Total
	(in thousands)
Corporate securities	$23,712	$61,089	$84,801
Asset-backed securities	264	99,953	100,217
Equity securities	750	5,540	6,290
Other long-term investments	565	1,550	2,115
Reinsurance recoverables	4,897,545	—	4,897,545
Receivables from parent and affiliates	—	19,203	19,203
Subtotal excluding separate account assets	4,922,836	187,335	5,110,171
Separate account assets	84,111	218,813	302,924
Total assets	$5,006,947	$406,148	$5,413,095
Future policy benefits	$4,993,611	$—	$4,993,611
Total liabilities	$4,993,611	$—	$4,993,611
(1) Represents valuations reflecting both internally-derived and market inputs. See below for additional information related to internally developed valuation for significant items in the above table.
(2) Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities (see narrative below for quantitative information for separate account assets).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2015
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value (1)
	(in thousands)
Assets:
Corporate securities	$40,492	Discounted cash flow	Discount rate	5.76%		17.95%		8.35%		Decrease
		Market Comparables	EBITDA Multiples (2)	5.0	X	5.0	X	5.0	X	Increase
Reinsurance recoverables - Living Benefits	$4,600,193	Fair values are determined in the same manner as future policy benefits.
Reinsurance recoverables - No Lapse Guarantee	$339,818	Discounted cash flow	Lapse rate (3)	0%		12%				Decrease
			NPR spread (4)	0.06%		1.76%				Decrease
			Mortality rate (5)	0%		20%				Decrease
			Premium payment (6)	1	X	3.75	X			Decrease
Liabilities:
Future policy benefits (7)	$5,205,434	Discounted cash flow	Lapse rate (8)	0%		14%				Decrease
			NPR spread (4)	0.06%		1.76%				Decrease
			Utilization rate (9)	56%		96%				Increase
			Withdrawal rate (10)	74%		100%				Increase
			Mortality rate (11)	0%		14%				Decrease
			Equity volatility curve	17%		28%				Increase

	As of December 31, 2014
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value (1)
	(in thousands)
Assets:
Corporate securities	$23,712	Discounted cash flow	Discount rate	10.00%		11.75%		10.52%		Decrease
		Market Comparable	EBITDA Multiples (2)	6.1	X	6.1	X	6.1	X	Increase
Reinsurance recoverables - Living Benefits	$4,521,928	Fair values are determined in the same manner as future policy benefits.
Reinsurance recoverables - No Lapse Guarantee	$375,617	Discounted cash flow	Lapse rate (3)	0%		15%				Decrease
			NPR spread (4)	0%		1.30%				Decrease
			Mortality rate (5)	0%		18%				Decrease
			Premium payment (6)	1X		3.75X				Decrease
Liabilities:
Future policy benefits (7)	$4,993,611	Discounted cash flow	Lapse rate (8)	0%		14%				Decrease
			NPR spread (4)	0%		1.30%				Decrease
			Utilization rate (9)	63%		96%				Increase
			Withdrawal rate (10)	74%		100%				Increase
			Mortality rate (11)	0%		14%				Decrease
			Equity volatility curve	17%		28%				Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.

(2)
Represents multiples of earnings before interest, taxes, depreciation and amortization ("EBITDA"), and are amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)	For universal life, lapse rates vary based on funding level and other factors. Rates are set to zero when the no lapse guarantee is fully funded and the cash value is zero.

(4)
To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of contracts in a liability position and generally not to those in a contra-liability position. The NPR spread reflects the financial strength ratings of the Company and its affiliates, as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium.

(5)	Universal life mortality rates are adjusted based on underwriting information. A mortality improvement assumption is also incorporated into the projection.

(6)
For universal life, premium payment assumptions vary by funding level. Some policies are assumed to pay the minimum premium required to maintain the no lapse guarantee. Other policies are assumed to pay a multiple of commissionable target premium levels (shown above and indicated as “X”). Policyholders are assumed to stop premium payments once the no lapse guarantee is fully funded.

(7)
Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(8)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(9)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status, and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(10)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the product type, contractholder age, tax status, and withdrawal timing. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.

(11)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Separate Account Assets – In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company’s Consolidated Statements of Financial Position. As a result, changes in value associated with these investments do not impact the Company’s Consolidated Statements of Operations and Comprehensive Income. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:
Real Estate and Other Invested Assets – Separate account assets include $88 million and $84 million of investments in real estate as of December 31, 2015 and 2014, respectively, that are classified as Level 3 and reported at fair value which is determined by the Company’s equity in net assets of the entities. In general, these fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 classification. Key unobservable inputs to real estate valuation include capitalization rates, which ranged from 4.75% to 10.00% (6.07% weighted average) as of December 31, 2015 and 5.00% to 10.00% (6.68% weighted average) as of December 31, 2014 and discount rates which ranged from 6.00% to 11.00% (6.95% weighted average) as of December 31, 2015 and 6.75% to 11.00% (7.66% weighted average) as of December 31, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Valuation Process for Fair Value Measurements Categorized within Level 3 – The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various business groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of pricing committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company’s investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of living benefit features of the Company’s variable annuity contracts.
The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For living benefit features of the Company’s variable annuity products, the actuarial valuation unit periodically tests contract input data and actuarial assumptions are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.
Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.
Changes in Level 3 assets and liabilities – The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2015
	Fixed Maturities Available-For-Sale
	U.S. Corporate Public	U.S. Corporate Private	Foreign Corporate Public	Foreign Corporate Private	Asset- Backed Securities (7)	Trading Account Assets - Equity Securities	Equity Securities, Available-for-Sale
	(in thousands)
Fair value, beginning of period assets/(liabilities)	$61,092	$14,539	$—	$9,170	$100,217	$5,540	$750
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	—	(448)	—	(1,085)	42	—	337
Asset management fees and other income	—	—	—	—	—	2,207	—
Included in other comprehensive income (loss)	(46)	(590)	14	884	(939)	—	(245)
Net investment income	(2)	26	—	6	52	—	—
Purchases	1,901	19,363	973	5,685	112,250	—	—
Sales	—	(6,038)	—	(69)	(40,130)	—	—
Issuances	—	—	—	—	—	—	—
Settlements	(160)	(7,812)	—	(8,667)	(2,362)	(1,500)	(677)
Transfers into Level 3 (2)	704	4,092	—	11,849	90,687	—	—
Transfers out of Level 3 (2)	(8,486)	(416)	(987)	—	(86,470)	—	—
Other (4)	—	—	—	—	—	12,001	—
Fair value, end of period	$55,003	$22,716	$—	$17,773	$173,347	$18,248	$165
Unrealized gains (losses) for assets still held (3):
Included in earnings:
Realized investment gains (losses), net	$—	$(357)	$—	$(1,035)	$—	$—	$—
Asset management fees and other income	$—	$—	$—	$—	$—	$2,162	$—

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2015
	Other Long- term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Separate Account Assets (1)	Future Policy Benefits
	(in thousands)
Fair value, beginning of period assets/(liabilities)	$2,115	$4,897,545	$19,203	$302,924	$(4,993,611)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	1,912	(635,006)	—	8,867	505,416
Asset management fees and other income	(40)	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	(8,650)	—
Included in other comprehensive income (loss)	—	—	(17)	—	—
Net investment income	53	—	—	—	—
Purchases	3,440	677,472	—	359,660	—
Sales	(168)	—	—	(279,842)	—
Issuances	—	—	—	—	(717,239)
Settlements	(249)	—	—	—	—
Transfers into Level 3 (2)	—	—	6,448	—	—
Transfers out of Level 3 (2)	(30)	—	(20,634)	—	—
Other (4)	—	—	—	—	—
Fair value, end of period	$7,033	$4,940,011	$5,000	$382,959	$(5,205,434)
Unrealized gains (losses) for assets/liabilities still held (3):
Included in earnings:
Realized investment gains (losses), net	$1,744	$(482,828)	$—	$—	$381,057
Asset management fees and other income	$(40)	$—	$—	$—	$—
Interest credited to policyholders’ account balances	$—	$—	$—	$(8,650)	$—

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2014(6)
	Fixed Maturities, Available-for-Sale
	U.S. Corporate Public	U.S. Corporate Private	Foreign Corporate Public	Foreign Corporate Private	Asset- Backed Securities (7)	Commercial Mortgage- Backed Securities	Trading Account Assets- Equity Securities	Equity Securities, Available-for-Sale
	(in thousands)
Fair value, beginning of period assets/(liabilities)	$3,196	$8,564	$—	$6,533	$80,934	$—	$2,731	$569
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	2	798	—	592	142	—	—	—
Asset management fees and other income	—	—	—	—	—	—	1,424	—
Included in other comprehensive income (loss)	227	757	—	(1,129)	(348)	(2)	—	246
Net investment income	(4)	18	—	58	80	—	—	—
Purchases	62,816	17,832	—	9,423	89,866	28,077	2,760	—
Sales	(1,000)	(7,146)	—	(5,691)	—	—	—	(65)
Issuances	—	—	—	—	—	—	—	—
Settlements	(1,209)	(7,331)	—	(616)	(48,836)	—	(1,375)	—
Transfers into Level 3 (2)	538	2,231	—	—	32,813	—	—	—
Transfers out of Level 3 (2)	(3,474)	(1,184)	—	—	(54,434)	(28,075)	—	—
Other (4)	—		—	—	—	—	—	—
Fair value, end of period	$61,092	$14,539	$—	$9,170	$100,217	$—	$5,540	$750
Unrealized gains (losses) for assets still held (3):
Included in earnings:
Realized investment gains (losses), net	$—	$(101)	$—	$—	$—	$—	$—	$—
Asset management fees and other income	$—	$—	$—	$—	$—	$—	$1,426	$—

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

		Year Ended December 31, 2014
	Short-Term Investments	Other Long- term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Separate Account Assets (1)	Future Policy Benefits
		(in thousands)
Fair value, beginning of period assets/(liabilities)	$18	$1,168	$(376,868)	$4,121	$279,842	$348,399
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	—	168	4,683,691	—	6,445	(4,690,021)
Asset management fees and other income	—	(34)	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	4,331	—
Included in other comprehensive income (loss)	—	—	—	(121)	—	—
Net investment income	—	—	—	—	—	—
Purchases	—	398	590,722	18,648	114,615	—
Sales	—	—	—	—	(102,309)	—
Issuances	—	—	—	—	—	(651,989)
Settlements	(18)	(12)	—	—	—	—
Transfers into Level 3 (2)	—	427	—	—	—	—
Transfers out of Level 3 (2)	—	—	—	1,985	—	—
Other (4) (5)	—	—	—	(5,430)	—	—
Fair value, end of period	$—	$2,115	$4,897,545	$19,203	$302,924	$(4,993,611)
Unrealized gains (losses) for assets/liabilities still held (3):
Included in earnings:
Realized investment gains (losses), net	$—	$168	$4,672,815	$—	$—	$(4,679,851)
Asset management fees and other income	$—	$(134)	$—	$—	$—	$—
Interest credited to policyholders’ account balances	$—	$—	$—	$—	$4,331	$—

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2013(6)
	Fixed Maturities, Available-for-Sale
	U.S. Corporate Public	U.S. Corporate Private	Foreign Corporate Public	Foreign Corporate Private	Asset- Backed Securities (7)	Commercial Mortgage- Backed Securities	Other Trading Account Assets- Equity Securities	Equity Securities, Available-for-Sale
	(in thousands)
Fair value, beginning of period assets/(liabilities)	$5,619	$20,825	$9	$10,528	$108,727	$—	$3,277	$1,489
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	—	(2,243)	(16)	1,082	—	—	—	427
Asset management fees and other income	—	—	—	—	—	—	953	—
Included in other comprehensive income (loss)	253	(118)	14	(1,790)	(294)	(3)	—	71
Net investment income	(4)	18	29	47	257	—	—	—
Purchases	2,969	9,887	—	2,140	33,078	12,524	380	65
Sales	—	(2,329)	—	—	(1)	—	(1,499)	(1,483)
Issuances	—	—	—	—	—	—	—	—
Settlements	(4,700)	(12,236)	(36)	(5,474)	(23,098)	(3,434)	(380)	—
Transfers into Level 3 (2)	—	112	—	—	—	—	—	—
Transfers out of Level 3 (2)	(941)	(5,352)	—	—	(35,239)	(9,087)	—	—
Other (4)	—	—	—	—	(2,496)	—	—	—
Fair value, end of period	$3,196	$8,564	$—	$6,533	$80,934	$—	$2,731	$569
Unrealized gains (losses) for assets still held (3):
Included in earnings:
Realized investment gains (losses), net	$—	$(1,648)	$—	$—	$—	$—	$—	$—
Asset management fees and other income	$—	$—	$—	$—	$—	$—	$869	$—

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

		Year Ended December 31, 2013
	Short-Term Investments	Other Long- term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Separate Account Assets (1)	Future Policy Benefits	Other Liabilities
		(in thousands)
Fair value, beginning of period assets/(liabilities)	$—	$988	$—	$1,995	$248,255	$(1,417,891)	$1,287,157
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	—	(232)	11,400	—	1,966	2,342,621	(2,210,096)
Asset management fees and other income	—	144	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	18,978	—	—
Included in other comprehensive income (loss)	—	—	—	(25)	—	—	—
Net investment income	—	—	—	—	—	—	—
Purchases	—	268	—	5,147	80,302	—	534,671
Sales	—	—	—	(3,495)	(69,659)	—	—
Issuances	—	—	—	—	—	(576,331)	—
Settlements	18	—	—	—	—	—	—
Transfers into Level 3 (2)	—	—	—	—	—	—	—
Transfers out of Level 3 (2)	—	—	—	(1,997)	—	—	—
Other (4) (5)	—	—	—	2,496	—	—	—
Fair value, end of period	$18	$1,168	$11,400	$4,121	$279,842	$348,399	$(388,268)
Unrealized gains (losses) for assets/liabilities still held (3):
Included in earnings:
Realized investment gains (losses), net	$—	$—	$11,400	$—	$—	$2,318,266	$(2,188,291)
Asset management fees and other income	$—	$122	$—	$—	$—	$—	$—
Interest credited to policyholders’ account balances	$—	$—	$—	$—	$18,978	$—	$—

(1)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Statements of Financial Position.

(2)	Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)	Other primarily represents reclassifications of certain assets between reporting categories.

(5)
Reinsurance of variable annuity living benefit features that were classified as “Other Liabilities” at December 31, 2013 were reclassified to “Reinsurance Recoverables” at December 31, 2014 as they were in a net asset position.

(6)	Prior period amounts are presented on a basis consistent with the current period presentation.

(7)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.
Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position; however, in some cases, as described below, the carrying amount equals or approximates fair value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2015
	Fair Value				Carrying Amount (1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$—	$8,540	$1,701,951	$1,710,491	$1,658,235
Policy loans	—	—	1,143,303	1,143,303	1,143,303
Other long term-investments	—	—	27,346	27,346	26,395
Cash and cash equivalents	19,297	156,064	—	175,361	175,361
Accrued investment income	—	100,031	—	100,031	100,031
Receivables from parent and affiliates	—	65,628	—	65,628	65,628
Other assets	—	6,162	—	6,162	6,162
Total assets	$19,297	$336,425	$2,872,600	$3,228,322	$3,175,115
Liabilities:
Policyholders’ account balances - investment contracts	$—	$947,853	$236,891	$1,184,744	$1,190,596
Cash collateral for loaned securities	—	40,416	—	40,416	40,416
Short-term debt to parent and affiliates	—	180,105	—	180,105	180,000
Long-term debt to parent and affiliates	—	1,227,110	—	1,227,110	1,204,000
Payables to parent and affiliates	—	72,791	—	72,791	72,791
Other liabilities	—	343,089	—	343,089	343,089
Total liabilities	$—	$2,811,364	$236,891	$3,048,255	$3,030,892

	December 31, 2014
	Fair Value				Carrying Amount (1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$—	$8,486	$1,775,949	$1,784,435	$1,681,553
Policy loans	—	—	1,123,912	1,123,912	1,123,912
Other long-term investments	—	—	11,085	11,085	10,168
Cash and cash equivalents	53,476	93,633	—	147,109	147,109
Accrued investment income	—	90,506	—	90,506	90,506
Receivables from parent and affiliates	—	70,668	—	70,668	70,689
Other assets	—	24,126	—	24,126	24,126
Total assets	$53,476	$287,419	$2,910,946	$3,251,841	$3,148,063
Liabilities:
Policyholders’ account balances - investment contracts	$—	$929,694	$40,063	$969,757	$976,190
Cash collateral for loaned securities	—	65,418	—	65,418	65,418
Short-term debt to parent and affiliates	—	429,903	—	429,903	423,000
Long-term debt to parent and affiliates	—	1,321,501	—	1,321,501	1,288,000
Payables to parent and affiliates	—	53,027	—	53,027	53,027
Other liabilities	—	315,736	—	315,736	315,736
Total liabilities	$—	$3,115,279	$40,063	$3,155,342	$3,121,371

(1)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk. Other loan valuations are primarily based upon the present value of the expected future cash flows discounted at the appropriate local government bond rate and local market swap rates or credit default swap spreads, plus an appropriate credit spread and liquidity premium. The credit spread and liquidity premium are a significant component of the pricing inputs, and are based upon an internally-developed methodology, which takes into account, among other factors, the credit quality of the loans, the property type of the collateral, the weighted average coupon and the weighted average life of the loans.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Other Long-Term Investments
Other long-term investments include investments in joint ventures and limited partnerships. The estimated fair values of these cost method investments are generally based on the Company’s share of the net asset value (“NAV”) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments. No such adjustments were made as of December 31, 2015 and 2014.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalents instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in receivables from parent and affiliates is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under “Short-Term and Long-Term Debt”.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Securities Sold Under Agreements to Repurchase
The Company receives collateral for selling securities under agreements to repurchase, or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase above. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received or paid.
Short-Term and Long-Term Debt
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

10.	DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
Equity Contracts
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and LIBOR plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.
Credit Contracts
Credit derivatives are used by the Company to enhance the return on the Company’s investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives section below for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Embedded Derivatives
The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Re. Some of the Company’s universal life products contain a no-lapse guarantee provision that is reinsured with an affiliate, UPARC, which contains an embedded derivative primarily related to the interest rate risk of the reinsurance contract. In addition, the Company has entered into a reinsurance agreement with Union Hamilton Reinsurance, Ltd., an external counterparty, which is also accounted for in the same manner as an embedded derivative. The embedded derivatives are carried at fair value. These embedded derivatives and reinsurance agreements are marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 9.
The table below provides a summary of the gross notional amount and fair value of derivatives contracts by the primary underlying, excluding embedded derivatives and associated reinsurance recoverables which are recorded with the associated host. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Currency Swaps	$529,128	$50,877	$(1,385)	$291,100	$14,733	$(3,008)
Total Qualifying Hedges	$529,128	$50,877	$(1,385)	$291,100	$14,733	$(3,008)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$3,159,400	$203,313	$(8,605)	$3,184,400	$192,181	$(20,574)
Foreign Currency
Foreign Currency Forwards	3,722	39	(15)	1,025	40	—
Credit
Credit Default Swaps	7,275	268	(222)	12,275	150	(513)
Currency/Interest Rate
Foreign Currency Swaps	122,425	17,079	(71)	101,653	6,677	(712)
Equity
Total Return Swaps	542,294	411	(10,451)	577,054	2,405	(19,670)
Equity Options	25,345,369	28,668	(12,100)	39,735,182	26,932	(14,210)
Total Non-Qualifying Hedges	$29,180,485	$249,778	$(31,464)	$43,611,589	$228,385	$(55,679)
Total Derivatives (1)	$29,709,613	$300,655	$(32,849)	$43,902,689	$243,118	$(58,687)

(1)
Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlyings. The fair value of the embedded derivatives related to living benefit feature was a net liability of $5,205 million and $4,994 million as of December 31, 2015 and 2014, respectively, included in “Future policy benefits.” The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re was an asset of $4,594 million and $4,522 million as of December 31, 2015 and 2014, respectively, included in “Reinsurance recoverables.” The fair value of the embedded derivative related to the no-lapse guarantee with UPARC was an asset of $340 million and $376 million as of December 31, 2015 and 2014, respectively, included in “Reinsurance recoverables.” The fair value of the reinsurance related to the living benefits guarantee with Union Hamilton Reinsurance, Ltd., an external counterparty, was an asset of $7 million as of December 31, 2015 included in "Reinsurance recoverables." See Note 12 for additional information on the affiliated reinsurance agreements in "Reinsurance with Affiliates."

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2015
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$297,371	$(230,554)	$66,817	$(15,157)	$51,660
Securities purchased under agreement to resell	156,064	—	156,064	(156,064)	—
Total Assets	$453,435	$(230,554)	$222,881	$(171,221)	$51,660
Offsetting of Financial Liabilities:
Derivatives(1)	$32,849	$(32,849)	$—	$—	$—
Securities sold under agreement to repurchase	—	—	—	—	—
Total Liabilities	$32,849	$(32,849)	$—	$—	$—

	December 31, 2014
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$242,523	$(215,066)	$27,457	$(7,194)	$20,263
Securities purchased under agreement to resell	93,633	—	93,633	(93,633)	—
Total Assets	$336,156	$(215,066)	$121,090	$(100,827)	$20,263
Offsetting of Financial Liabilities:
Derivatives(1)	$58,687	$(58,687)	$—	$—	$—
Securities sold under agreement to repurchase	—	—	—	—	—
Total Liabilities	$58,687	$(58,687)	$—	$—	$—

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2015
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$—	$3,297	$1,879	$36,686
Total qualifying hedges	—	3,297	1,879	36,686
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	77,158	—	—	—
Currency	211	—	—	—
Currency/Interest Rate	11,533	—	209	—
Credit	90	—	—	—
Equity	(35,276)	—	—	—
Embedded Derivatives	(274,008)	—	—	—
Total non-qualifying hedges	(220,292)	—	209	—
Total	$(220,292)	$3,297	$2,088	$36,686

	Year Ended December 31, 2014
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$—	$1,027	$908	$16,286
Total qualifying hedges	—	1,027	908	16,286
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	350,946	—	—	—
Currency	86	—	—	—
Currency/Interest Rate	14,344	—	126	—
Credit	2	—	—	—
Equity	(65,424)	—	—	—
Embedded Derivatives	(209,398)	—	—	—
Total non-qualifying hedges	90,556	—	126	—
Total	$90,556	$1,027	$1,034	$16,286

	Year Ended December 31, 2013
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$—	$1,029	$(794)	$(4,848)
Total qualifying hedges	—	1,029	(794)	(4,848)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(191,954)	—	—	—
Currency	51	—	—	—
Currency/Interest Rate	(3,450)	—	(17)	—
Credit	(1,106)	—	—	—
Equity	(130,714)	—	—	—
Embedded Derivatives	274,374	—	—	—
Total non-qualifying hedges	(52,799)	—	(17)	—
Total	$(52,799)	$1,029	$(811)	$(4,848)

(1)	Amounts deferred in AOCI.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For the years ended December 31, 2015, 2014 and 2013, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in “Accumulated other comprehensive income (loss)” before taxes:

(in thousands)
Balance, December 31, 2012	$147
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2013	(4,519)
Amount reclassified into current period earnings	(329)

Balance, December 31, 2013	(4,701)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2014	22,880
Amount reclassified into current period earnings	(6,594)

Balance, December 31, 2014	11,585
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2015	40,972
Amount reclassified into current period earnings	(4,286)

Balance, December 31, 2015	$48,271

Using December 31, 2015 values, it is estimated that a pre-tax gain of approximately $5 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2016, offset by amounts pertaining to the hedged items. As of December 31, 2015 and 2014, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 20 years. Income amounts deferred in AOCI as a result of cash flow hedges are included in “Net unrealized investment gains (losses)” within OCI in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Credit Derivatives
The Company has no exposure from credit derivatives where it has written credit protection as of December 31, 2015 and 2014.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. As of December 31, 2015 and 2014, the Company had $7 million and $12 million of outstanding notional amounts reported at fair value as an asset of less than $1 million and a liability of less than $1 million, respectively.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by our counterparties to financial derivative transactions.
The Company has credit risk exposure to an affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral, such as cash and securities, when appropriate. Additionally, limits are set on single party credit exposures which are subject to periodic management review.
Under fair value measurements, the Company incorporates the market’s perception of its own and the counterparties’ non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company’s own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company’s counterparties’ credit spread is applied to OTC derivative net asset positions.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

11.	COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS
Commitments
The Company has made commitments to fund commercial loans. As of December 31, 2015 and 2014, the outstanding balance on this commitment was $62 million and $37 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2015 and 2014, $52 million and $68 million, respectively, of this commitment was outstanding.
Contingent Liabilities
On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2015, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $7.5 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Escheatment Litigation
State of West Virginia ex. Rel. John D. Perdue v. PRUCO Life Insurance Company
In October 2012, the State of West Virginia commenced a second action making the same allegations stated in the action against Prudential Insurance. In April 2013, the Company filed motions to dismiss the complaints in both of the West Virginia actions. In December 2013, the Court granted the Company’s motions and dismissed the complaints with prejudice. In January 2014, the State of West Virginia appealed the decisions. In June 2015, the West Virginia Supreme Court issued a decision: (i) reversing the trial court’s dismissal of the West Virginia Treasurer’s complaint alleging violations of West Virginia’s unclaimed property law; and (ii) remanding the case to the Circuit Court of Putnam County for proceedings consistent with its decision. In July 2015, a

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

petition for rehearing was filed with the West Virginia Supreme Court. In September 2015, the West Virginia Supreme Court of Appeals denied defendants’ rehearing petition. In November 2015, the Company filed its answers.
Escheatment Audit and Claims Settlement Practices Market Conduct Exam
In January 2012, a Global Resolution Agreement entered into by the Company and a third-party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File (“SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.
The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending Matter
In February 2016, Prudential Financial self-reported to the SEC, and notified other regulators, that in some cases it failed to maximize securities lending income due to a long-standing restriction benefitting the Company and Prudential Financial that limited the availability of loanable securities for certain of the Company's separate account investments. The restriction has been removed and Prudential Financial intends to implement a remediation plan for the benefit of customers. Prudential Financial intends to fully cooperate with regulators in this matter.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

12.	RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was $1 million for each of the years ended

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

December 31, 2015, 2014 and 2013. The expense charged to the Company for the deferred compensation program was $7 million for each of the years ended December 31, 2015, 2014 and 2013.
The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $22 million, $20 million and $22 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Prudential Insurance sponsors voluntary savings plans for its employee’s 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $8 million, $9 million and $8 million for the years ended December 31, 2015, 2014 and 2013, respectively.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s products. Commissions and fees paid by the Company to PAD were $771 million, $862 million and $877 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Corporate Owned Life Insurance
The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,873 million at December 31, 2015 and $2,812 million at December 31, 2014. Fees related to these COLI policies were $45 million, $45 million and $42 million for the years ended December 31, 2015, 2014 and 2013, respectively. The Company retains the majority of the mortality risk associated with these COLI policies. In October 2013, the Company increased the maximum amount of mortality risk on any life to $3.5 million for certain COLI policies.
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty.
Reinsurance with Affiliates
The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), UPARC, Pruco Re, Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Universal Reinsurance Company ("PURC"), and Prudential Term Reinsurance Company, (“Term Re”), and its parent company, Prudential Insurance, in order to provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage the statutory capital for its individual life business, facilitate its capital market hedging program and align accounting methodology for the assets and liabilities of living benefit riders contained in annuities contracts. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.
On January 2, 2013, the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. Collectively, reinsurance of this GUL business does not have a material impact on the equity of the Company.
Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through “Realized investment gains (losses), net”. The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re. The Company has also entered into an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. These reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See Note 10 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	December 31, 2015	December 31, 2014
	(in thousands)
Reinsurance recoverables	$22,546,361	$20,594,371
Policy loans	(75,697)	(69,501)
Deferred policy acquisition costs	(2,122,349)	(1,709,625)
Other assets	35,616	39,458
Policyholders’ account balances	5,020,230	4,827,071
Future policy benefits and other policyholder liabilities	2,380,215	2,193,735
Other liabilities	494,660	433,627

The reinsurance recoverables by counterparty are broken out below.

	December 31, 2015	December 31, 2014
	(in thousands)
UPARC	$376,660	$407,209
PAR U	9,797,733	9,147,870
PARCC	2,560,798	2,499,567
PAR Term	1,226,761	1,001,181
Prudential Insurance	226,926	188,466
Pruco Re	4,594,412	4,522,665
Prudential of Taiwan	1,169,664	1,157,881
PURC	2,251,692	1,564,913
Term Re	298,002	97,099
Unaffiliated	43,713	7,520
Total Reinsurance Recoverables	$22,546,361	$20,594,371

Reinsurance amounts, excluding investment gains (losses) on affiliated asset transfers, included in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	2015	2014	2013
	(in thousands)
Premiums:
Direct	$1,519,992	$1,408,833	$1,319,390
Assumed	—	—	—
Ceded	(1,442,358)	(1,342,627)	(1,262,539)
Net premiums	77,634	66,206	56,851
Policy charges and fee income:
Direct	2,940,786	2,763,536	2,356,617
Assumed	434,560	477,921	294,689
Ceded	(1,215,918)	(1,166,605)	(770,381)
Net policy charges and fee income:	2,159,428	2,074,852	1,880,925
Net investment income
Direct	419,357	406,620	421,107
Assumed	1,394	1,362	1,288
Ceded	(4,164)	(3,964)	(3,384)
Net investment income	416,587	404,018	419,011
Other income:
Direct	44,223	49,891	51,268
Assumed & Ceded	11,292	7,936	(31,119)
Net other income	55,515	57,827	20,149
Interest credited to policyholders’ account balances:
Direct	477,667	459,982	118,714
Assumed	124,954	117,725	146,011
Ceded	(228,410)	(209,392)	(218,988)
Net interest credited to policyholders’ account balances	374,211	368,315	45,737
Policyholders’ benefits (including change in reserves):
Direct	2,034,123	1,824,994	1,504,351
Assumed	541,371	792,616	76,425
Ceded	(2,284,309)	(2,273,896)	(1,401,852)
Net policyholders’ benefits (including change in reserves)	291,185	343,714	178,924
Realized investment gains (losses), net:
Direct	571,702	(4,375,107)	2,045,435
Assumed	—	—	—
Ceded	(780,240)	4,489,174	(2,058,885)
Realized investment gains (losses), net	(208,538)	114,067	(13,450)
Net reinsurance expense allowances, net of capitalization and amortization	(208,494)	(266,048)	(143,100)

Substantially all reinsurance contracts are with affiliates as of December 31, 2015, 2014 and 2013. The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2015	2014	2013
	(in thousands)
Direct gross life insurance face amount in force	$770,427,543	$709,800,479	$661,834,408
Assumed gross life insurance face amount in force	43,552,313	44,519,176	44,691,950
Reinsurance ceded	(752,647,594)	(694,659,804)	(650,340,432)
Net life insurance face amount in force	$61,332,262	$59,659,851	$56,185,926
UPARC
Through June 30, 2011, the Company, excluding its subsidiaries, reinsured its Universal Protector policies having no-lapse guarantees with UPARC, an affiliated company. UPARC reinsured an amount equal to 90% of the net amount at risk related to the first $1 million in face amount plus 100% of the net amount at risk related to the face amount in excess of $1 million as well as 100% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Effective July 1, 2011, the agreement between the Company, excluding its subsidiaries, and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was amended for policies with effective dates prior to January 1, 2011. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. During the first quarter of 2013, the agreement between the Company and UPARC was further amended to revise language relating to the consideration due to the Company.
Effective July 1, 2013, the agreement between the Company, excluding its subsidiaries, and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was amended for policies with effective dates January 1, 2011 through December 31, 2012. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.
Effective January 1, 2014, the agreement between the Company, excluding its subsidiaries, and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was amended for policies with effective dates on or after January 1, 2014. Under the amended agreement, UPARC will no longer reinsure Universal Protector policies having no-lapse guarantees.
Effective July 1, 2014, the agreement between the Company, excluding its subsidiaries, and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was further amended for policies with effective dates January 1, 2013 through December 31, 2013. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.
PAR U
Effective July 1, 2011, the Company, excluding its subsidiaries, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates prior to January 1, 2011. During the first quarter of 2013, the agreement between the Company, excluding its subsidiaries, and PAR U was amended to revise language relating to the consideration due to PAR U.
Effective July 1, 2012, the Company’s wholly-owned subsidiary, PLNJ, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 95% of all the risks associated with its universal life policies. During the fourth quarter of 2012, the agreement between PLNJ and PAR U was amended to revise language relating to the consideration due to PAR U.
On January 2, 2013, the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. Collectively, reinsurance of the GUL business does not have a material impact on the equity of the Company.
Effective July 1, 2013, the agreement between the Company, excluding its subsidiaries, and PAR U was amended for policies with effective dates from January 1, 2011 through December 31, 2012. Under the amended agreement, PAR U reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, in addition to policies covered by the initial reinsurance agreement discussed above.
Effective October 1, 2013, the Company entered into an Assumption and Novation Agreement with PAR U and PURC, an affiliated company. Under this agreement, PAR U novates, assigns, and transfers to PURC all of its rights, title, interests, duties, obligations, and liabilities under the aforementioned amendment entered into on July 1, 2013. PURC will succeed PAR U and become the counterparty to the Company with respect to the novated business pursuant to the Novated Coinsurance Agreement (the “PURC Novated Coinsurance Agreement”). There is no financial impact to the Company as a result of this transaction.

PURC
The Company, excluding its subsidiaries, reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2012 with PURC pursuant to the PURC Novated Coinsurance Agreement (as defined in “PARU” above).
Effective January 1, 2014, the Company, excluding its subsidiaries, entered into an automatic coinsurance agreement with PURC to reinsure an amount equal to 95% of all the risks associated with its Universal Protector policies having no lapse guarantees, as well as its Universal Plus policies, with effective dates on or after January 1, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Effective July 1, 2014, the agreement between the Company, excluding its subsidiaries, and PURC was amended to reinsure policies with effective dates from January 1, 2013 through December 31, 2013. Under the amended agreement, PURC reinsures an amount equal to 70% of all the risks associated with the Company's Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, in addition to policies initially covered by the PURC Novated Coinsurance Agreement.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
PAR Term
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through an automatic coinsurance agreement with Term Re.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured.
On January 2, 2013, the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. Collectively, reinsurance of this GUL business does not have a material impact on the equity of the Company.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Pruco Re
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features available under certain of its annuity products. Starting from 2005, the Company has entered into various automatic coinsurance agreements with Pruco Re, an affiliated company, to reinsure its living benefit features sold on certain of its annuities. In 2016, the Company expects to recapture these living benefit features, and begin managing all of the product risks associated with our variable annuities in Prudential Financial's statutory insurance entities.
Taiwan Branch Reinsurance Agreement
On January 31, 2001, the Company transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business to Prudential of Taiwan, an affiliated company.
The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in US dollars.

Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. and Prudential Investments LLC whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. Income received from AST Investment Services, Inc. and Prudential Investments LLC related to this agreement was $347 million,

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

$364 million and $311 million for the years ended December 31, 2015, 2014 and 2013, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
The Company has a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund (“PSF”). Income received from Prudential Investments LLC related to this agreement was $13 million, $12 million and $11 million for the years ended December 31, 2015, 2014 and 2013, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Affiliated Investment Management Expenses
In accordance with an agreement with Prudential Investment Management, Inc. (“PIMI”, renamed PGIM, Inc. beginning January 1, 2016), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement were $17 million, $15 million and $15 million for the years ended December 31, 2015, 2014 and 2013, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Affiliated Asset Transfers
From time to time, the Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within Additional paid-in capital (“APIC”) and Realized investment gain (loss), net, respectively. The table below shows affiliated asset trades for the years ended December 31, 2014 and 2015.

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	Additional Paid-in Capital, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)	Derivative Gain/ (Loss)
				(in millions)
Prudential Insurance	Mar-14	Purchase	Fixed Maturities	13	13	—	—	—
Prudential Financial	Sep-14	Transfer In	Fixed Maturities & Private Equity	81	77	3	—	—
Prudential Financial	Sep-14	Transfer Out	Fixed Maturities	142	136	(4)	—	—
PURC	Sep-14	Transfer Out	Fixed Maturities, Commercial Mortgages, & Private Equity	178	172	—	6	(8)
PALAC	Oct-14	Purchase	Fixed Maturities	10	9	—	(1)	—
Prudential Insurance	Dec-14	Purchase	Fixed Maturities, Commercial Mortgages, & Private Equity	122	102	(13)	—	—
PURC	Dec-14	Purchase	JV/LP Investment	3	3	—	—	—
Prudential Insurance	Mar-15	Purchase	Fixed Maturities & Trading Account Assets	92	74	(12)	—	—
Prudential Insurance	Jun-15	Purchase	Fixed Maturities	11	10	(1)	—	—
Debt Agreements
The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs.
The following table provides the breakout of the Company’s short-term and long-term debt with affiliates:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliate	Date Issued	Amount of Notes - December 31, 2015	Amount of Notes - December 31, 2014	Interest Rate			Date of Maturity
		(in thousands)
Prudential Financial	6/20/2011	$—	$50,000			2.64%			6/21/2015
Prudential Financial	12/15/2011	11,000	11,000			3.61%			12/15/2016
Prudential Financial	12/16/2011	11,000	22,000	3.32%	-	3.61%	12/16/2015	-	12/16/2016
Prudential Insurance	12/20/2010	—	204,000			3.47%			12/21/2015
Washington Street Investment	6/20/2012	—	237,000	2.44%	-	3.02%	6/15/2015	-	6/15/2017
Washington Street Investment	12/17/2012	—	198,000	1.33%	-	1.87%	12/17/2015	-	12/17/2017
Washington Street Investment	12/17/2012	—	39,000	1.33%	-	1.87%	12/17/2015	-	12/17/2017
Prudential Financial	11/15/2013	9,000	9,000			2.24%			12/15/2018
Prudential Financial	11/15/2013	23,000	23,000			3.19%			12/15/2020
Prudential Insurance	12/6/2013	120,000	120,000			2.60%			12/15/2018
Prudential Insurance	12/6/2013	130,000	130,000			4.39%			12/15/2023
Prudential Insurance	12/6/2013	250,000	250,000			3.64%			12/15/2020
Prudential Insurance	9/25/2014	30,000	30,000			1.89%			6/20/2017
Prudential Insurance	9/25/2014	40,000	40,000			3.95%			6/20/2024
Prudential Insurance	9/25/2014	20,000	20,000			2.80%			6/20/2019
Prudential Insurance	9/25/2014	50,000	50,000			3.95%			6/20/2024
Prudential Insurance	9/25/2014	50,000	50,000			2.80%			6/20/2019
Prudential Insurance	9/25/2014	100,000	100,000			3.47%			6/20/2021
Prudential Insurance	9/25/2014	100,000	100,000			3.95%			6/20/2024
Prudential Financial	12/15/2014	5,000	5,000			2.57%			12/15/2019
Prudential Financial	12/15/2014	23,000	23,000			3.14%			12/15/2021
Prudential Financial	6/15/2015	66,000	—			3.52%			6/15/2022
Prudential Financial	6/15/2015	6,000	—			2.86%			6/15/2020
Prudential Financial	9/21/2015	158,000	—	1.09%	-	1.63%	6/15/2016	-	6/15/2017
Prudential Financial	9/21/2015	132,000	—	1.40%	-	1.93%	12/17/2016	-	12/17/2017
Prudential Financial	9/21/2015	26,000	—	1.40%	-	1.93%	12/17/2016	-	12/17/2017
Prudential Financial	12/16/2015	5,000	—			2.85%			12/16/2020
Prudential Financial	12/16/2015	1,000	—			2.85%			12/16/2020
Prudential Financial	12/16/2015	18,000	—			3.37%			12/16/2022
Total Loans Payable to Affiliates		$1,384,000	$1,711,000
The total interest expense to the Company related to loans payable to affiliates was $51.3 million, $52.3 million and $40.2 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Contributed Capital and Dividends
In June and December of 2015 the Company paid dividends in the amounts of $230 million and $200 million, respectively, to Prudential Insurance. In July and December of 2014 the Company paid dividends in the amounts of $338 million and $410 million, respectively, to Prudential Insurance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

13.	QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2015 and 2014 are summarized in the table below:

	March 31	June 30	September 30	December 31
	(in thousands)
2015
Total revenues	$834,751	$601,723	$763,484	$662,989
Total benefits and expenses	737,175	365,588	919,188	336,103
Income (loss) from operations before income taxes	97,576	236,135	(155,704)	326,886
Net income (loss)	$84,230	$214,429	$(134,103)	$348,342
2014
Total revenues	$815,709	$782,985	$687,949	$807,454
Total benefits and expenses	469,135	483,283	512,624	702,879
Income (loss) from operations before income taxes	346,574	299,702	175,325	104,575
Net income (loss)	$279,170	$249,068	$172,179	$85,386
Subsequent to 2014, the Company identified and recorded additional out-of-period adjustments primarily related to the third and fourth quarter of 2014 of $20 million and $10 million, respectively, primarily reflecting a benefit from the release of reserves related to certain variable annuities products with optional living benefit guarantees.
Management has evaluated the impact of all out-of-period adjustments in 2014 and 2015, both individually and in the aggregate, and concluded that they are not material to the current quarter or to any previously reported quarterly or annual financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company:
In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly-owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As described in Note 12 of the Consolidated Financial Statements, the Company has entered into extensive transactions with affiliated entities.
/s/ PRICEWATERHOUSECOOPERS LLP
New York, New York
March 10, 2016

PART C:

OTHER INFORMATION

Item 26. EXHIBITS

Exhibit number Description of Exhibit

(a)	Board of Directors Resolution:
(i)	Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Universal Account. (Note 4)
(ii)	Amendment to Separate Account Resolution. (Note 5)

(b)	Not Applicable.

(c)	Underwriting Contracts:
(i)	Distribution Agreement between Pruco Securities, LLC and Pruco Life Insurance Company. (Note 15)
(ii)	Selling Agreement used from 11-2008 to current. (Note 15)
(iii)	Selling Agreement used from 1-2008 to 11-2008. (Note 15)
(iv)	Selling Agreement used from 11-2007 to 1-2008. (Note 15)
(v)	Selling Agreement used from 12-2006 to 11-2007. (Note 15)
(vi)	Selling Agreement used from 11-2005 to 12-2006. (Note 15)
(vii)	Selling Agreement used from 9-2003 to 11-2005. (Note 15)
(viii)	Selling Agreement used from 3-1999 to 9-2003. (Note 15)

(d)	Contracts:
(i)	Variable Universal Life Insurance Contract (VUL-2004). (Note 7)
(ii)	Variable Universal Life Insurance Contract (VUL-2005). (Note 10)
(iii)	Variable Universal Life Insurance Contract (VUL-2008). (Note 13)
(iv)	Variable Universal Life Insurance Contract (VUL-2013). (Note 20)
(v)	Variable Universal Life Insurance Contract (ICC14 VUL-2014). (Note 23)
(vi)	Variable Universal Life Insurance Contract (ICC15 VUL-2015). (Note 26)
(vii)	Rider for Insured's Accidental Death Benefit - VL110B 2000. (Note 6)
(viii)	Rider for Payment of Invested Premium Amount Benefit Upon Insured's Total Disability - VL 100 B-2004. (Note 8)
(ix)	Rider for Payment of Invested Premium Amount Benefit Upon Insured's Total Disability - VL 100 B-2007. (Note 13)
(x)	Rider for Level Term Insurance Benefit on Dependent Children - VL 182B 2000. (Note 6)
(xi)	Rider for Level Term Insurance Benefit on Dependent Children - VL 182B 2005. (Note 13)
(xii)	Rider for Level Term Insurance Benefit on Dependent Children - From Conversions - VL 184B 2000. (Note 6)
(xiii)	Rider for Level Term Insurance Benefit on Dependent Children - From Conversions - VL 184B 2005. (Note 13)
(xiv)	Rider for Flexible Term Insurance Benefit on Life of Insured - VL 197 B-2003. (Note 7)
(xv)	Rider for Flexible Term Insurance Benefit on Life of Insured - VL 197 B3-2003. (Note 6)
(xvi)	Rider for Settlement Options to Provide Acceleration of Death Benefits: (aa) All states except New York - ORD87241-90-P. (Note 6)
(xvii)	Rider for Excess Loan Protection – PLI 518-2008 (Note 14)
(xviii)	Rider to Provide Acceleration of Death Benefit – ICC14 VL 145 B3-2014 (Note 22)
(xix)	Rider for Enhanced Cash Value – ICC14 PLI 496-2014. (Note 25)
(xx)	Endorsement for Type C Death Benefit Option - PLI 492-2003. (Note 6)
(xxi)	Endorsement for Type C Death Benefit Option - PLI 492-2007. (Note 13)
(xxii)	Endorsement for Type C Death Benefit Option - PLI 539-2013. (Note 20)
(xxiii)	Endorsement for Type C Death Benefit Option - ICC14 PLI 539-2014. (Note 23)
(xxiv)	Endorsement for Type C Death Benefit Option – ICC15 PLI 539-2015. (Note 26)
(xxv)	Endorsement for Type C Death Benefit Option for use with Rider for Enhanced Cash Value – ICC15 PLI 539E-2015. (Note 26)
(xxvi)	Endorsement: MT only - ICC14 PLI 542-2014 (Note 22)

(e)	Application:
(i)	Application for Variable Universal Life Insurance Contract. (Note 16)
(ii)	Supplement to the Application for Variable Universal Life Insurance Contract. (Note 3)

(f)	Depositor’s Certificate of Incorporation and By-Laws:
(i)	Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 2)
(ii)	By-laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 16)

(g)	Reinsurance Agreements:.
(i)	Agreement between Pruco Life and Munich American Reassurance Company. (Note 9)
(ii)	Amendments (1, 5, 6, Exhibit A) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 9)
(iii) (iv)
Amendments (3, 4) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 21)
Amendment (7) to the Agreement between Pruco Life and Munich American Reassurance Company (Note 12)

(v)	Amendments (8, 9) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 13)
(vi)	Amendments (2, 10, 11) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 14)
(vii)	Agreement between Pruco Life and Prudential. (Note 11)
(viii)	Amendments (1-13) to the Agreement between Pruco Life and Prudential. (Note 18)
(ix)	Agreement between Pruco Life and General Re Life Corporation. (Note 12)
(x)	Amendments (1, 2) to the Agreement between Pruco Life and General Re Life Corporation. (Note 13)
(xi)	Amendments (3, 4) to the Agreement between Pruco Life and General Re Life Corporation. (Note 14)
(xii)	Agreement between Pruco Life and Optimum Re Insurance Company. (Note 12)
(xiii)	Amendment (1) to the Agreement between Pruco Life and Optimum Re Insurance Company. (Note 13)
(xiv)	Amendments (2, 3) to the Agreement between Pruco Life and Optimum Re Insurance Company. (Note 14)
(xv)	Agreement between Pruco Life and RGA Reinsurance Company. (Note 12)
(xvi)	Amendment (1) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 12)
(xvii)	Amendments (2) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 14)
(xviii)	Amendment (3, 4) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 16)
(xix)	Amendment (5) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 18)
(xx)	Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 14)
(xxi) (xxii) (xxiii)
Amendment (1) to the Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 16)
Amendment (2) to the Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 21)
Amendments (3, 4) to the Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 21)

(xxiv)	Agreement between Pruco Life and Scor Global Life U.S. Re Insurance Company. (Note 14)
(xxv) (xxvi)
Amendment (1) to the Agreement between Pruco Life and Scor Global Life U.S. Re Insurance Company.  (Note 14)
Amendments (3, 4) to the Agreement between Pruco Life and Scor Global Life U.S. Re Insurance Company. (Note 21)

(xxvii)	Agreement between Pruco Life and ACE Life Insurance Company. (Note 15)
(xxviii)	Amendment (1) to the Agreement between Pruco Life and ACE Life Insurance Company. (Note 15)
(xxix)	Form of Agreement between Prudential, including subsidiaries, with reinsurance companies. (Note 17)
(xxx)	Agreement between Pruco Life and Annuity & Life Reassurance, Ltd. (Note 18)
(xxxi)	Amendments (1,2,4) to the Agreement between Pruco Life and Annuity & Life Reassurance, Ltd. (Note 18)
(xxxii)	Blanket Amendment to the Agreement between Pruco Life and Annuity & Life Reassurance, Ltd. (Note 18)
(xxxiii)	Termination Amendment to the Agreement between Pruco Life and Annuity & Life Reassurance, Ltd. (Note 18)
(xxxiv)	Agreement between Pruco Life and Scottish Re, Inc. (Note 9)
(xxxv)	Amendments (1, 2, 3, Exhibit A) to the Agreement between Pruco Life and Scottish Re, Inc. (Note 9)
(xxxvi)	Amendment (4) to the Agreement between Pruco Life and Scottish Re, Inc. (Note 12)
(xxxvii)	Amendments (5 & 6) to the Agreement between Pruco Life and Scottish Re, Inc. (Note 13)
(xxxviii)	Amendment (7) to the Agreement between Pruco Life and Scottish Re, Inc. (Note 18)
(xxxix)	Agreement between Pruco Life and Swiss Re. (Note 18)
(xl)	Amendments (1-10) to the Agreement between Pruco Life and Swiss Re. (Note 18)
(xli)	Agreement between Pruco Life and Transamerica. (formerly AUSA) (Note 18)
(xlii) (xliii)	Amendments (1-6,9) to the Agreement between Pruco Life and Transamerica. (formerly AUSA) (Note 18) Termination Amendment to the Agreement between Pruco Life and Transamerica. (formerly AUSA) (Note 18)
(xliv)	Agreement between Pruco Life and Transamerica. (Note 18)
(xlv)	Amendments (1,2,4) to the Agreement between Pruco Life and Transamerica. (Note 18)
(xlvi)	Termination Amendment to the Agreement between Pruco Life and Transamerica. (Note 18)
(xlvii) (xlviii)	Agreement between Pruco Life and ACE Tempest Life Reinsurance Ltd. (Note 18) Amendment (2) to the Agreement between Pruco Life and ACE Tempest Life Reinsurance Ltd. (Note 21)

(h)	Participation Agreements:
(i)	American Skandia Trust Participation Agreement, as amended June 8, 2005 (Note 10)
(ii)	Amendment (1) to the Participation Agreement between Pruco Life and Advanced Series Trust (formerly American Skandia Trust), as amended June 8, 2005 (Note18)
(iii)	Participation Agreement between Pruco Life and American Century (Note 13)
(iv)	Amendment #3 to the Participation Agreement between Pruco Life and American Century (Note 13)
(v)	Amendment #4 to the Participation Agreement between Pruco Life and American Century (Note 24)
(vi)	Participation Agreement between Pruco Life and American Funds (Note 19)
(vii)	Participation Agreement between Pruco Life and Dreyfus (Note 13)
(viii)	Sixth amendment to the Participation Agreement between Pruco Life and Dreyfus (Note 23)
(ix)	Participation Agreement between Pruco Life and Fidelity (Note 19)
(x)	Amendment #1 to the Participation Agreement between Pruco Life and Fidelity (Note 19)
(xi)	Participation Agreement between Pruco Life and Franklin (Note 19)
(xii)	Amendment # 3 to the Participation Agreement between Pruco Life and Franklin (Note 19)
(xiii)	Amendment # 4 to the Participation Agreement between Pruco Life and Franklin (Note 19)
(xiv)	Participation Agreement between Pruco Life and Hartford (Note 19)
(xv)	Participation Agreement between Pruco Life and Janus (Note 13)
(xvi)	Amendment to the Participation Agreement between Pruco Life and Janus (Note 23)
(xvii)	Participation Agreement between Pruco Life and JPMorgan (Note 13)
(xviii)	Fund/SERV Supplement to the Fund Participation Agreement between Pruco Life and JPMorgan (Note 23)
(xix)	Participation Agreement between Pruco Life and MFS (Note 13)
(xx)	Amendment #6 to the Participation Agreement between Pruco Life and MFS (Note 13)
(xxi)	Amendment #7 to the Participation Agreement between Pruco Life and MFS (Note 19)
(xxii)	Participation Agreement between Pruco Life and Neuberger Berman (Note 13)
(xxiii)	Amendment No. 1 to the Participation Agreement between Pruco Life and Neuberger Berman (Note 23)
(xxiv)	Form of 22c-2 Agreement (Note 12)
(xxv)	Participation Agreement between Pruco Life and Northern Lights (Note 17)
(xxvi)	Amendment (1) to the Participation Agreement between Pruco Life and Northern Lights (Note 18)
(xxvii)	Amendment (2) to the Participation Agreement between Pruco Life and Northern Lights (Note 21)

(i)	Administrative Contracts:
(i)	Service Agreement between Prudential and the Regulus Group, LLC. (Note 16)
(ii)	Revised Service Agreement between Prudential and the Regulus Group LLC, a TransCentra company. (Note 21)
(iii)	Engagement Schedule No. 2 between Prudential and Regulus Group, LLC. (Note 26)

(j)	Not Applicable.

(k)	Opinion and Consent of Sun-Jin Moon, Esq., as to the legality of the securities being registered. (Note 1)

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Other Opinions:
(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Note 1)
(ii)	Powers of Attorney: John Chieffo, Lori D. Fouché, Yanela C. Frias, Bernard J. Jacob, Richard F. Lambert, Kent D. Sluyter, Kenneth Y. Tanji. (Note 1)

(o)	None.

(p)	Not Applicable.

(q)	Redeemability Exemption:
(i)	Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 1)

---------------------------------------------------------

(Note 1)	Filed herewith.
(Note 2)	Incorporated by reference to Form S-6, Registration No. 333-07451, filed July 2, 1996 on behalf of the Pruco Life Variable Appreciable Account.
(Note 3)	Incorporated by reference to Form S-6, Registration No. 333-85115, filed on August 13, 1999 on behalf of the Pruco Life Variable Universal Account.
(Note 4)	Incorporated by reference to Post-Effective Amendment No. 10 to Form S-6, Registration No. 33-29181, filed April 28, 1997 on behalf of the Pruco Life Variable Universal Account.
(Note 5)	Incorporated by reference to Form S-6, Registration No. 333-94117, filed January 5, 2000 on behalf of the Pruco Life Variable Universal Account.
(Note 6)	Incorporated by reference to Form N-6, Registration No. 333-109284, filed September 30, 2003 on behalf of the Pruco Life Variable Universal Account.
(Note 7)	Incorporated by reference to Form N-6 to this Registration Statement, filed February 13, 2004 on behalf of the Pruco Life Variable Universal Account.
(Note 8)	Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed February 15, 2005 on behalf of the Pruco Life Variable Universal Account.
(Note 9)	Incorporated by reference to Post-Effective Amendment No. 2 to this Registration Statement, filed April 19, 2005 on behalf of the Pruco Life Variable Universal Account.
(Note 10)	Incorporated by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed August 12, 2005 on behalf of the Pruco Life Variable Universal Account.
(Note 11)	Incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement, filed April 19, 2006 on behalf of the Pruco Life Variable Universal Account.
(Note 12)	Incorporated by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed April 12, 2007 on behalf of the Pruco Life Variable Universal Account.
(Note 13)	Incorporated by reference to Post-Effective Amendment No. 8 to this Registration Statement, filed April 18, 2008 on behalf of the Pruco Life Variable Universal Account.
(Note 14)	Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed April 22, 2009 on behalf of the Pruco Life Variable Universal Account.
(Note 15)	Incorporated by reference to Post-Effective Amendment No. 10 to this Registration Statement, filed April 14, 2010 on behalf of the Pruco Life Variable Universal Account.
(Note 16)	Incorporated by reference to Post-Effective Amendment No. 11 to this Registration Statement, filed April 12, 2011 on behalf of the Pruco Life Variable Universal Account.
(Note 17)	Incorporated by reference to Post-Effective Amendment No. 12 to this Registration Statement, filed April 23, 2012 on behalf of the Pruco Life Variable Universal Account.
(Note 18)	Incorporated by reference to Post-Effective Amendment No. 14 to this Registration Statement, filed April 12, 2013 on behalf of the Pruco Life Variable Universal Account.
(Note 19)	Incorporated by reference to Post-Effective Amendment No. 16 to this Registration Statement, filed June 28, 2013 on behalf of the Pruco Life Variable Universal Account.
(Note 20)	Incorporated by reference to Post-Effective Amendment No. 19 to this Registration Statement, filed September 26, 2013 on behalf of the Pruco Life Variable Universal Account.
(Note 21)	Incorporated by reference to Post-Effective Amendment No. 20 to this Registration Statement, filed April 7, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 22)	Incorporated by reference to Post-Effective Amendment No. 9 for Form N-6, Registration No. 333-158634, filed April 22, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 23)	Incorporated by reference to Post-Effective Amendment No. 21 to this Registration Statement, filed June 27, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 24)	Incorporated by reference to Post-Effective Amendment No. 23 to this Registration Statement, filed September 5, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 25)	Incorporated by reference to Post-Effective Amendment No. 9 for Form N-6, Registration No. 333-158634, filed April 22, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 26)	Incorporated by reference to Post-Effective Amendment No. 28 to this Registration Statement, filed April 7, 2015, on behalf of the Pruco Life Variable Universal Account.

Item 27. Directors and Major Officers of Pruco Life

The directors and major officers of Pruco Life, listed with their principal occupations, are shown below. The Principal business address of the directors and officers listed below is 213 Washington Street, Newark, New Jersey 07102.

DIRECTORS OF PRUCO LIFE

JOHN CHIEFFO – Vice President and Director

LORI D. FOUCHÉ - Chief Executive Officer, President, and Director

YANELA C. FRIAS - Vice President, Chief Financial Officer, Chief Accounting Officer, and Director

BERNARD J. JACOB - Director

RICHARD F. LAMBERT - Director

KENT D. SLUYTER - Senior Vice President and Director

KENNETH Y. TANJI -Treasurer and Director

OFFICERS WHO ARE NOT DIRECTORS

THERESA M. DZIEDZIC - Senior Vice President, Chief Actuary and Appointed Actuary

WILLIAM J. EVERS - Vice President and Corporate Counsel

SUN-JIN MOON - Vice President and Assistant Secretary

JAMES M. O’CONNOR - Senior Vice President and Actuary

LYNN K. STONE - Vice President, Chief Legal Officer, and Secretary

JORDAN K. THOMSEN – Vice President and Corporate Counsel

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, the text of which is hereby incorporated by reference.

Item 29. Indemnification

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability, which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.

Arizona, being the state of organization of Pruco Life, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations.  The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated.  The text of Pruco Life’s By-law, Article VIII, which relates to indemnification of officers and directors, was filed on April 12, 2011 as exhibit Item 26.(f)(ii) to Form N-6 of this Registration Statement on behalf of the Pruco Life Variable Universal Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) Pruco Securities, LLC ("Pruco Securities"), an indirect wholly-owned subsidiary of Prudential Financial, acts as the Registrant's principal underwriter of the Contract.  Pruco Securities, organized on September 22, 2003 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.)  Pruco Securities' principal business address is 751 Broad Street, Newark, New Jersey 07102.

Pruco Securities acts as principal underwriter and general distributor for the following separate investment accounts and their affiliates:

Pruco Life Variable Universal Account
Pruco Life Variable Appreciable Account
Pruco Life of New Jersey Variable Appreciable Account
The Prudential Variable Appreciable Account
Pruco Life PRUvider Variable Appreciable Account
Pruco Life Variable Insurance Account
Pruco Life of New Jersey Variable Insurance Account
Union Security Insurance Company - Variable Account C

The Contract is sold by registered representatives of Pruco Securities who are also authorized by state insurance departments to do so.  The Contract may also be sold through other broker-dealers authorized by Pruco Securities and applicable law to do so.

(b)
MANAGERS AND OFFICERS OF PRUCO SECURITIES, LLC

Name and Principal Business Address --------------------------------------------------	Position and Office with Pruco Securities ------------------------------------------------------------
Kent D. Sluyter (Note 1)	Chairman of the Board, Manager
Kevin M. Brayton (Note 6)	Vice President, Manager
Caroline A. Feeney (Note 1)	Manager
Lori D. Fouché (Note 2)	Manager
John G. Gordon (Note 1)	President, Manager, Chief Operating Officer
Mark A. Hug (Note 1)	Vice President, Manager
Patrick L. Hynes (Note 4)	Vice President, Manager
Stuart S. Parker (Note 7)	Manager
Richard W. Kinville (Note 2)	Vice President, Anti-Money Laundering Officer
David S. Campen (Note 1)	Assistant Controller
Michael J. McQuade (Note 3)	Assistant Controller
Robert P. Smit (Note 3)	Assistant Controller
Robert A. Szuhany (Note 3)	Assistant Controller
Mary E. Yourth (Note 3)	Assistant Controller
Mina C. Bailey (Note 2)	Assistant Secretary
John M. Cafiero (Note 2)	Assistant Secretary
Michael J. Korinko (Note 1)	Assistant Secretary
Sun-Jin Moon (Note 1)	Assistant Secretary
Mary Jo Reich (Note 1)	Assistant Secretary
Adam Scaramella (Note 1)	Chief Legal Officer, Vice President, Assistant Secretary
Kathleen C. Hoffman (Note 2)	Assistant Treasurer
Michele E. Talafha (Note 8)	Assistant Vice President
John D. McGovern (Note 1)	Vice President, Chief Compliance Officer
Steven Weinreb (Note 3)	Vice President, Controller, Chief Financial Officer
Conway Lee (Note 1)	Secretary
Jason R. Chupak (Note 2)	Treasurer
Charles M. O'Donnell (Note 1)	Vice President
Joseph P. Tasso (Note 5)	Vice President
John F. Keenan (Note 6)	Vice President
Peter C. Gayle (Note 5)	Vice President

(Note 1) 213 Washington Street, Newark, NJ 07102
(Note 2) 751 Broad Street, Newark, NJ 07102
(Note 3) Three Gateway Center, Newark, NJ 07102
(Note 4) 1 Mill Ridge Lane, Chester, NJ 07930
(Note 5) 200 Wood Avenue South, Iselin, NJ 08830
(Note 6) 280 Trumbull Street, 1 Commercial Plaza, Hartford, CT 06103
(Note 7) 655 Broad Street, Newark, NJ 07102
(Note 8) 2 Gateway Center, Newark, NJ 07102

 (c) Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts.  However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives.  Pruco Securities retained compensation of $2,464,259 in 2015, $2,359,868 in 2014, and $2,192,800 in 2013.  Pruco Securities offers the Contract on a continuous basis.

The sum of the chart below is $97,551,382, which represents Pruco Securities' total 2015 Variable Life Distribution Revenue.  The amount includes both agency distribution and broker-dealer distribution.

Compensation received by Pruco Securities during the last fiscal year with respect to variable life insurance products.
Principal Underwriter	Gross Distribution Revenue*	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions**	Other Compensation
Pruco Securities	$49,285,188	$-0-	$48,266,194	$-0-
* Represents Variable Life Distribution Revenue for the agency channel.
** Represents Variable Life Distribution Revenue for the broker-dealer channel.

Because Pruco Securities registered representatives who sell the Contracts are also our life insurance agents, they may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements.  In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.

Item 31. Location of Accounts and Records

The Depositor, Pruco Life Insurance Company, is located at 213 Washington Street, Newark, New Jersey 07102.

The Principal Underwriter, Pruco Securities, LLC, is located at 751 Broad Street, Newark, New Jersey 07102.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 32. Management Services

Not Applicable.

Item 33. Representation of Reasonableness of Fees

Pruco Life Insurance Company (“Pruco Life”) represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on this 7th day of April, 2016.

(Seal)
Pruco Life Variable Universal Account
(Registrant)

By: Pruco Life Insurance Company
(Depositor)

By: /s/ Jordan K. Thomsen Jordan K. Thomsen Vice President and Corporate Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 7th day of April, 2016.

Signature and Title

/s/ *
John Chieffo
Vice President and Director

/s/ *
Lori D. Fouché
President, Chief Executive Officer, and Director

/s/ *
Yanela C. Frias
Vice President, Chief Financial Officer, Chief Accounting Officer, and Director

/s/ *
Bernard J. Jacob
Director

/s/ *
Richard F. Lambert
Director

/s/ *
Kent D. Sluyter
Director

/s/*
Kenneth Y. Tanji
Treasurer and Director
*By: /s/ Jordan K. Thomsen Jordan K. Thomsen (Attorney-in-Fact)

EXHIBIT INDEX

Item 26.

(k) Legal Opinion and Consent:		Opinion and Consent of Sun-Jin Moon, Esq., as to the legality of the securities being registered.	C-

(n) Other Opinions:	(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.	C-
	(ii)	Powers of Attorney: John Chieffo, Lori D. Fouché, Yanela C. Frias, Bernard J. Jacob, Richard F. Lambert, Kent D. Sluyter, Kenneth Y. Tanji.	C-

(q) Redeemability Exemption:	(i)	Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii).	C-